UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03373

SEGALL BRYANT & HAMILL TRUST

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Maggie Bull, Secretary
Segall Bryant & Hamill Trust, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2026

Item 1. Reports to Stockholders.

(a)
Segall Bryant & Hamill Small Cap Value Fund - Retail (SBRVX)

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the period ending June 30, 2026.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$64	1.14%

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the retail class of the Fund returned 25.70% against a return of 22.99% for the Russell 2000® Value Index and 10.86% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

Contributors to Return

The three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Industrials, and Financials. The Industrials sector’s positive contribution to the Fund’s return was driven by strong stock selection. The three individual securities that contributed the most on an absolute basis were Mercury Systems, Inc., The Timken Co., and Littelfuse, Inc. The Timken Co. was a large positive contributor due to providing upside earnings and guidance in response to quicker-than-expected progress under a new CEO deploying a high-growth strategy.

Detractors from Return

There were no sectors that detracted from the Fund’s returns on an absolute basis. The three individual securities that detracted the most on an absolute basis were QuidelOrtho Corp., O-I Glass, Inc., and Capri Holdings, Ltd. O-I Glass, Inc. was a negative contributor due to higher energy prices in Europe causing a reset to its earnings guidance.

Stock Performance

Table Summary
Top 5	Average Weight	Contribution To Return
Mercury Systems, Inc.	3.64	2.31
Timken Co. (The)	2.58	1.75
Littelfuse, Inc.	2.19	1.52
Core Scientific, Inc	1.67	1.36
Valmont Industries, Inc.	3.12	1.31

Bottom 5
CNX Resources Corp.	0.78	-0.22
Progress Software Corp.	1.04	-0.39
Capri Holdings, Ltd.	1.44	-0.40
O-I Glass, Inc.	1.33	-0.63
QuidelOrtho Corp.	1.24	-0.87

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	SBH Small Cap Value - Retail	Russell 2000® Value Index	Russell 3000® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,789	$12,486	$11,851
Jun-2018	$13,612	$14,121	$13,602
Jun-2019	$14,316	$13,241	$14,824
Jun-2020	$12,513	$10,927	$15,792
Jun-2021	$18,712	$18,934	$22,767
Jun-2022	$15,663	$15,851	$19,610
Jun-2023	$17,173	$16,803	$23,327
Jun-2024	$18,235	$18,634	$28,721
Jun-2025	$19,964	$19,666	$33,114
Jun-2026	$28,877	$28,123	$40,667

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
SBH Small Cap Value - Retail	44.64%	9.07%	11.19%
Russell 2000® Value Index	43.01%	8.23%	10.89%
Russell 3000® Index	22.81%	12.30%	15.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$447,616,983
Number of Portfolio Holdings	81
Portfolio Turnover	33%
Total Advisory Fees Paid*	$1,633,392
Total Advisory Fees Paid %*	0.80%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	25.3%
Financials	18.0%
Information Technology	15.9%
Materials	12.3%
Health Care	7.1%
Consumer Discretionary	6.0%
Real Estate	5.3%
Energy	4.2%
Utilities	3.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mercury Systems, Inc.	5.1%
Timken Co., (The)	4.8%
Valmont Industries, Inc.	3.1%
Ingevity Corp.	2.9%
IPG Photonics Corp.	2.4%
Belden, Inc.	2.2%
SentinelOne, Inc.	2.0%
Terex Corp.	1.8%
Franklin Electric Co., Inc.	1.8%
Littelfuse, Inc.	1.7%

Country Weighting (% of net assets)

Table Summary
Value	Value
United States	96.5%
Israel	0.7%
Canada	0.6%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Small Cap Value Fund

TSR-SAR 063026-SBRVX

Semi-Annual Shareholder Report - June 30, 2026

Segall Bryant & Hamill Small Cap Value Fund - Institutional (SBHVX)

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the period ending June 30, 2026.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$54	0.97%

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the institutional class of the Fund returned 25.77% against a return of 22.99% for the Russell 2000® Value Index and 10.86% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

Contributors to Return

The three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Industrials, and Financials. The Industrials sector’s positive contribution to the Fund’s return was driven by strong stock selection. The three individual securities that contributed the most on an absolute basis were Mercury Systems, Inc., The Timken Co., and Littelfuse, Inc. The Timken Co. was a large positive contributor due to providing upside earnings and guidance in response to quicker-than-expected progress under a new CEO deploying a high-growth strategy.

Detractors from Return

There were no sectors that detracted from the Fund’s returns on an absolute basis. The three individual securities that detracted the most on an absolute basis were QuidelOrtho Corp., O-I Glass, Inc., and Capri Holdings, Ltd. O-I Glass, Inc. was a negative contributor due to higher energy prices in Europe causing a reset to its earnings guidance.

Stock Performance

Table Summary
Top 5	Average Weight	Contribution To Return
Mercury Systems, Inc.	3.64	2.31
Timken Co. (The)	2.58	1.75
Littelfuse, Inc.	2.19	1.52
Core Scientific, Inc	1.67	1.36
Valmont Industries, Inc.	3.12	1.31

Bottom 5
CNX Resources Corp.	0.78	-0.22
Progress Software Corp.	1.04	-0.39
Capri Holdings, Ltd.	1.44	-0.40
O-I Glass, Inc.	1.33	-0.63
QuidelOrtho Corp.	1.24	-0.87

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

Table Summary
	SBH Small Cap Value - Inst	Russell 2000® Value Index	Russell 3000® Index
Jun-2016	$250,000	$250,000	$250,000
Jun-2017	$295,165	$312,142	$296,274
Jun-2018	$341,313	$353,031	$340,057
Jun-2019	$359,500	$331,018	$370,603
Jun-2020	$314,428	$273,166	$394,802
Jun-2021	$471,127	$473,340	$569,164
Jun-2022	$394,505	$396,278	$490,245
Jun-2023	$432,935	$420,085	$583,165
Jun-2024	$460,563	$465,856	$718,022
Jun-2025	$505,349	$491,643	$827,850
Jun-2026	$731,660	$703,079	$1,016,677

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
SBH Small Cap Value - Inst	44.78%	9.20%	11.34%
Russell 2000® Value Index	43.01%	8.23%	10.89%
Russell 3000® Index	22.81%	12.30%	15.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$447,616,983
Number of Portfolio Holdings	81
Portfolio Turnover	33%
Total Advisory Fees Paid	$1,633,392
Total Advisory Fees Paid %	0.80%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	25.3%
Financials	18.0%
Information Technology	15.9%
Materials	12.3%
Health Care	7.1%
Consumer Discretionary	6.0%
Real Estate	5.3%
Energy	4.2%
Utilities	3.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mercury Systems, Inc.	5.1%
Timken Co., (The)	4.8%
Valmont Industries, Inc.	3.1%
Ingevity Corp.	2.9%
IPG Photonics Corp.	2.4%
Belden, Inc.	2.2%
SentinelOne, Inc.	2.0%
Terex Corp.	1.8%
Franklin Electric Co., Inc.	1.8%
Littelfuse, Inc.	1.7%

Country Weighting (% of net assets)

Table Summary
Value	Value
United States	96.5%
Israel	0.7%
Canada	0.6%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Small Cap Value Fund

TSR-SAR 063026-SBHVX

Semi-Annual Shareholder Report - June 30, 2026

Segall Bryant & Hamill Small Cap Growth Fund - Retail (WTSGX)

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the period ending June 30, 2026.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$56	1.01%

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the retail class of the Fund returned 25.44% against a return of 22.18% for the Russell 2000® Growth Index and 10.86% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

Contributors to Return

The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Information Technology, and Health Care. Hyperscaler capital spending was a boon for small-cap artificial intelligence (AI) beneficiaries, particularly in semiconductor and industrial companies tied to the AI infrastructure buildout. The three individual securities that contributed the most on an absolute basis were Sterling Infrastructure, Inc., Materion Corp., and Onto Innovation Inc. Sterling Infrastructure, Inc., a site development and construction solutions provider, reported solid results and benefited from its position in data center-related work.

Detractors from Return

The two sectors that detracted most from the Fund’s returns on an absolute basis were Consumer Staples and Consumer Discretionary. Both sectors faced headwinds from higher oil prices, in part, due to the Middle East conflict. The three individual securities that detracted the most on an absolute basis were Procore Technologies, Inc., Vital Farms, Inc., and Mirion Technologies, Inc. Procore Technologies, Inc., a construction software platform company, lagged due to concerns around the broader implications of AI enabling new competitive software capabilities over time.

Stock Performance

Table Summary
Top 5	Average Weight	Contribution To Return
Sterling Infrastructure, Inc.	2.63	3.17
Materion Corp.	2.26	2.39
Onto Innovation, Inc.	2.01	2.16
Modine Manufacturing Co.	2.13	1.96
StoneX Group, Inc.	2.27	1.73

Bottom 5
StepStone Group, Inc.	1.23	-0.50
Hamilton Lane, Inc.	1.01	-0.57
Mirion Technologies, Inc.	2.05	-0.63
Vital Farms, Inc.	0.41	-0.68
Procore Technologies, Inc.	1.10	-0.73

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	SBH Small Cap Growth - Retail	Russell 2000® Growth Index	Russell 3000® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$12,944	$12,440	$11,851
Jun-2018	$16,405	$15,160	$13,602
Jun-2019	$17,825	$15,086	$14,824
Jun-2020	$20,157	$15,610	$15,792
Jun-2021	$32,045	$23,628	$22,767
Jun-2022	$22,274	$15,729	$19,610
Jun-2023	$25,021	$18,644	$23,327
Jun-2024	$27,395	$20,347	$28,721
Jun-2025	$29,369	$22,326	$33,114
Jun-2026	$40,413	$30,976	$40,667

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
SBH Small Cap Growth - Retail	37.60%	4.75%	14.99%
Russell 2000® Growth Index	38.74%	5.57%	11.97%
Russell 3000® Index	22.81%	12.30%	15.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$340,056,649
Number of Portfolio Holdings	82
Portfolio Turnover	28%
Total Advisory Fees Paid	$1,015,687
Total Advisory Fees Paid %	0.65%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	26.3%
Health Care	24.2%
Information Technology	17.9%
Financials	10.7%
Consumer Discretionary	7.3%
Materials	5.4%
Energy	2.6%
Real Estate	1.1%
Consumer Staples	0.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Materion Corp.	3.4%
StoneX Group, Inc.	2.8%
Guardant Health, Inc.	2.7%
Onto Innovation, Inc.	2.2%
Moog, Inc.	2.0%
Alkermes PLC	1.8%
CECO Environmental Corp.	1.8%
Glaukos Corp.	1.8%
Protagonist Therapeutics, Inc.	1.8%
Cavco Industries, Inc.	1.8%

Country Weighting (% of net assets)

Table Summary
Value	Value
United States	90.4%
Canada	2.1%
Ireland	1.8%
United Kingdom	1.0%
Bermuda	1.0%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Small Cap Growth Fund

TSR-SAR 063026-WTSGX

Semi-Annual Shareholder Report - June 30, 2026

Segall Bryant & Hamill Small Cap Growth Fund - Institutional (WISGX)

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the period ending June 30, 2026.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.85%

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the institutional class of the Fund returned 25.52% against a return of 22.18% for the Russell 2000® Growth Index and 10.86% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

Contributors to Return

The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Information Technology, and Health Care. Hyperscaler capital spending was a boon for small-cap artificial intelligence (AI) beneficiaries, particularly in semiconductor and industrial companies tied to the AI infrastructure buildout. The three individual securities that contributed the most on an absolute basis were Sterling Infrastructure, Inc., Materion Corp., and Onto Innovation Inc. Sterling Infrastructure, Inc., a site development and construction solutions provider, reported solid results and benefited from its position in data center-related work.

Detractors from Return

The two sectors that detracted most from the Fund’s returns on an absolute basis were Consumer Staples and Consumer Discretionary. Both sectors faced headwinds from higher oil prices, in part, due to the Middle East conflict. The three individual securities that detracted the most on an absolute basis were Procore Technologies, Inc., Vital Farms, Inc., and Mirion Technologies, Inc. Procore Technologies, Inc., a construction software platform company, lagged due to concerns around the broader implications of AI enabling new competitive software capabilities over time.

Stock Performance

Table Summary
Top 5	Average Weight	Contribution To Return
Sterling Infrastructure, Inc.	2.63	3.17
Materion Corp.	2.26	2.39
Onto Innovation, Inc.	2.01	2.16
Modine Manufacturing Co.	2.13	1.96
StoneX Group, Inc.	2.27	1.73

Bottom 5
StepStone Group, Inc.	1.23	-0.50
Hamilton Lane, Inc.	1.01	-0.57
Mirion Technologies, Inc.	2.05	-0.63
Vital Farms, Inc.	0.41	-0.68
Procore Technologies, Inc.	1.10	-0.73

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

Table Summary
	SBH Small Cap Growth - Inst	Russell 2000® Growth Index	Russell 3000® Index
Jun-2016	$250,000	$250,000	$250,000
Jun-2017	$324,112	$311,004	$296,274
Jun-2018	$411,041	$378,997	$340,057
Jun-2019	$447,875	$377,139	$370,603
Jun-2020	$507,380	$390,258	$394,802
Jun-2021	$807,372	$590,694	$569,164
Jun-2022	$562,308	$393,220	$490,245
Jun-2023	$632,729	$466,091	$583,165
Jun-2024	$693,642	$508,676	$718,022
Jun-2025	$745,049	$558,159	$827,850
Jun-2026	$1,027,084	$774,400	$1,016,677

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
SBH Small Cap Growth - Inst	37.85%	4.93%	15.18%
Russell 2000® Growth Index	38.74%	5.57%	11.97%
Russell 3000® Index	22.81%	12.30%	15.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$340,056,649
Number of Portfolio Holdings	82
Portfolio Turnover	28%
Total Advisory Fees Paid	$1,015,687
Total Advisory Fees Paid %	0.65%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	26.3%
Health Care	24.2%
Information Technology	17.9%
Financials	10.7%
Consumer Discretionary	7.3%
Materials	5.4%
Energy	2.6%
Real Estate	1.1%
Consumer Staples	0.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Materion Corp.	3.4%
StoneX Group, Inc.	2.8%
Guardant Health, Inc.	2.7%
Onto Innovation, Inc.	2.2%
Moog, Inc.	2.0%
Alkermes PLC	1.8%
CECO Environmental Corp.	1.8%
Glaukos Corp.	1.8%
Protagonist Therapeutics, Inc.	1.8%
Cavco Industries, Inc.	1.8%

Country Weighting (% of net assets)

Table Summary
Value	Value
United States	90.4%
Canada	2.1%
Ireland	1.8%
United Kingdom	1.0%
Bermuda	1.0%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Small Cap Growth Fund

TSR-SAR 063026-WISGX

Semi-Annual Shareholder Report - June 30, 2026

Segall Bryant & Hamill Small Cap Core Fund - Retail (SBHCX)

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Core Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the period ending June 30, 2026.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$60	1.07%

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the retail class of the Fund returned 24.43% against a return of 22.57% for the Russell 2000® Index and 10.86% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

Contributors to Return

The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Information Technology and Materials. The Industrials sector benefited from the Fund’s exposure to what the Adviser believes to be attractive secular growth areas, including space, artificial intelligence infrastructure, power, semiconductor components, aerospace, and defense. The three individual securities that contributed the most on an absolute basis were Materion Corp., MACOM Technology Solutions Holdings, Inc., and Enpro Inc. Shares of MACOM Technology Solutions Holdings, Inc. benefited from stronger-than-expected demand in its data center and space/defense end markets.

Detractors from Return

The only sector that detracted from the Fund’s returns on an absolute basis was Health Care. The Health Care sector was impacted by the Fund’s exposure to life science companies grappling with inconsistent demand and medtech companies facing uncertainty regarding the future volume of procedures following changes in government policy. The three individual securities that detracted the most on an absolute basis were Insulet Corp., Procore Technologies, Inc., and PAR Technology Corp. Shares of Insulet Corp. were pressured by concern that new patch pump competitors could take market share from the company’s incumbent position.

Stock Performance

Table Summary
Top 5	Average Weight	Contribution To Return
Materion Corp.	2.02	2.12
MACOM Technology Solutions Holdings, Inc.	2.06	1.83
Enpro, Inc.	2.57	1.66
Lattice Semiconductor Corp.	1.69	1.42
Element Solutions, Inc.	1.95	1.39

Bottom 5
Descartes Systems Group, Inc. (The)	1.33	-0.38
iRhythm Holdings, Inc.	0.83	-0.44
PAR Technology Corp.	0.41	-0.48
Procore Technologies, Inc.	0.93	-0.66
Insulet Corp.	0.96	-0.69

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	SBH Small Cap Core - Retail	Russell 2000® Index	Russell 3000® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,798	$12,460	$11,851
Jun-2018	$13,682	$14,649	$13,602
Jun-2019	$14,259	$14,164	$14,824
Jun-2020	$14,447	$13,226	$15,792
Jun-2021	$21,502	$21,429	$22,767
Jun-2022	$18,245	$16,029	$19,610
Jun-2023	$21,104	$18,002	$23,327
Jun-2024	$24,000	$19,812	$28,721
Jun-2025	$24,818	$21,334	$33,114
Jun-2026	$32,965	$30,034	$40,667

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
SBH Small Cap Core - Retail	32.83%	8.92%	12.67%
Russell 2000® Index	40.78%	6.98%	11.62%
Russell 3000® Index	22.81%	12.30%	15.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$114,762,439
Number of Portfolio Holdings	85
Portfolio Turnover	18%
Total Advisory Fees Paid*	$371,702
Total Advisory Fees Paid %*	0.73%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	29.7%
Information Technology	19.9%
Health Care	13.6%
Financials	10.6%
Materials	9.1%
Consumer Discretionary	7.6%
Real Estate	2.0%
Energy	1.8%
Consumer Staples	0.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Enpro, Inc.	3.0%
RBC Bearings, Inc.	2.8%
Materion Corp.	2.4%
Moog, Inc.	2.3%
Lattice Semiconductor Corp.	2.1%
Applied Industrial Technologies, Inc.	1.9%
Valmont Industries, Inc.	1.9%
Element Solutions, Inc.	1.9%
Littelfuse, Inc.	1.9%
Ensign Group, Inc. (The)	1.8%

Country Weighting (% of net assets)

Table Summary
Value	Value
United States	92.7%
Canada	2.0%
Ireland	0.6%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Small Cap Core Fund

TSR-SAR 063026-SBHCX

Semi-Annual Shareholder Report - June 30, 2026

Segall Bryant & Hamill Small Cap Core Fund - Institutional (SBASX)

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Core Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the period ending June 30, 2026.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$55	0.99%

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the institutional class of the Fund returned 24.52% against a return of 22.57% for the Russell 2000® Index and 10.86% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

Contributors to Return

The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Information Technology and Materials. The Industrials sector benefited from the Fund’s exposure to what the Adviser believes to be attractive secular growth areas, including space, artificial intelligence infrastructure, power, semiconductor components, aerospace, and defense. The three individual securities that contributed the most on an absolute basis were Materion Corp., MACOM Technology Solutions Holdings, Inc., and Enpro Inc. Shares of MACOM Technology Solutions Holdings, Inc. benefited from stronger-than-expected demand in its data center and space/defense end markets.

Detractors from Return

The only sector that detracted from the Fund’s returns on an absolute basis was Health Care. The Health Care sector was impacted by the Fund’s exposure to life science companies grappling with inconsistent demand and medtech companies facing uncertainty regarding the future volume of procedures following changes in government policy. The three individual securities that detracted the most on an absolute basis were Insulet Corp., Procore Technologies, Inc., and PAR Technology Corp. Shares of Insulet Corp. were pressured by concern that new patch pump competitors could take market share from the company’s incumbent position.

Stock Performance

Table Summary
Top 5	Average Weight	Contribution To Return
Materion Corp.	2.02	2.12
MACOM Technology Solutions Holdings, Inc.	2.06	1.83
Enpro, Inc.	2.57	1.66
Lattice Semiconductor Corp.	1.69	1.42
Element Solutions, Inc.	1.95	1.39

Bottom 5
Descartes Systems Group, Inc. (The)	1.33	-0.38
iRhythm Holdings, Inc.	0.83	-0.44
PAR Technology Corp.	0.41	-0.48
Procore Technologies, Inc.	0.93	-0.66
Insulet Corp.	0.96	-0.69

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

Table Summary
	SBH Small Cap Core - Inst	Russell 2000® Index	Russell 3000® Index
Jun-2016	$250,000	$250,000	$250,000
Jun-2017	$295,385	$311,502	$296,274
Jun-2018	$343,077	$366,220	$340,057
Jun-2019	$358,077	$354,100	$370,603
Jun-2020	$363,462	$330,641	$394,802
Jun-2021	$541,923	$535,723	$569,164
Jun-2022	$460,579	$400,734	$490,245
Jun-2023	$533,407	$450,052	$583,165
Jun-2024	$607,987	$495,309	$718,022
Jun-2025	$628,678	$533,355	$827,850
Jun-2026	$836,352	$750,851	$1,016,677

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
SBH Small Cap Core - Inst	33.03%	9.07%	12.84%
Russell 2000® Index	40.78%	6.98%	11.62%
Russell 3000® Index	22.81%	12.30%	15.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$114,762,439
Number of Portfolio Holdings	85
Portfolio Turnover	18%
Total Advisory Fees Paid*	$371,702
Total Advisory Fees Paid %*	0.73%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	29.7%
Information Technology	19.9%
Health Care	13.6%
Financials	10.6%
Materials	9.1%
Consumer Discretionary	7.6%
Real Estate	2.0%
Energy	1.8%
Consumer Staples	0.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Enpro, Inc.	3.0%
RBC Bearings, Inc.	2.8%
Materion Corp.	2.4%
Moog, Inc.	2.3%
Lattice Semiconductor Corp.	2.1%
Applied Industrial Technologies, Inc.	1.9%
Valmont Industries, Inc.	1.9%
Element Solutions, Inc.	1.9%
Littelfuse, Inc.	1.9%
Ensign Group, Inc. (The)	1.8%

Country Weighting (% of net assets)

Table Summary
Value	Value
United States	92.7%
Canada	2.0%
Ireland	0.6%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Small Cap Core Fund

TSR-SAR 063026-SBASX

Semi-Annual Shareholder Report - June 30, 2026

Segall Bryant & Hamill All Cap Fund - Retail (SBRAX)

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Segall Bryant & Hamill All Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the period ending June 30, 2026.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$45	0.86%

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the retail class of the Fund returned 11.93% against a return of 10.86% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

Contributors to Return

The three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Industrials, and Consumer Discretionary. The Information Technology sector’s outperformance reflected ongoing strength of artificial intelligence (AI)-related investment trends. The three individual securities that contributed the most on an absolute basis were Marvell Technology, Inc., ATI, Inc., and Palo Alto Networks, Inc. For Palo Alto Networks, Inc., the Adviser believes an expanding addressable market, due to AI agents, positive bookings trends, and faster-than-anticipated integration of recent acquisitions, led to the outperformance during the period.

Detractors from Return

The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Real Estate, and Materials. The underperformance in Health Care was primarily due to stock selection as the Fund experienced weakness in medical devices company holdings on fears of slower industry volumes. The three individual securities that detracted the most on an absolute basis were Microsoft Corp., Boston Scientific Corp., and Fair Isaac Corp. For Microsoft Corp., the company’s shares underperformed amid concerns over ongoing AI disruption.

Stock Performance

Table Summary
Top 5	Average Weight	Contribution To Return
Marvell Technology, Inc.	2.06	3.39
ATI, Inc.	3.70	2.17
Palo Alto Networks, Inc.	2.33	2.02
MACOM Technology Solutions Holdings, Inc.	2.06	1.69
Quanta Services, Inc.	2.74	1.48

Bottom 5
Meta Platforms, Inc.	2.47	-0.56
ServiceNow, Inc.	0.29	-0.58
Fair Isaac Corp.	0.60	-0.65
Boston Scientific Corp.	0.82	-0.69
Microsoft Corp.	3.70	-1.04

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	SBH All Cap - Retail	Russell 3000® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,297	$11,851
Jun-2018	$12,522	$13,602
Jun-2019	$13,938	$14,824
Jun-2020	$15,346	$15,792
Jun-2021	$21,863	$22,767
Jun-2022	$19,173	$19,610
Jun-2023	$21,431	$23,327
Jun-2024	$25,116	$28,721
Jun-2025	$27,172	$33,114
Jun-2026	$32,155	$40,667

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
SBH All Cap - Retail	18.34%	8.02%	12.39%
Russell 3000® Index	22.81%	12.30%	15.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$47,798,447
Number of Portfolio Holdings	50
Portfolio Turnover	20%
Total Advisory Fees Paid*	$105,903
Total Advisory Fees Paid %*	0.38%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Table Summary
Value	Value
Information Technology	34.9%
Industrials	13.8%
Financials	13.6%
Consumer Discretionary	10.6%
Health Care	10.3%
Communication Services	6.0%
Consumer Staples	3.6%
Energy	3.5%
Real Estate	1.2%
Materials	1.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc.	4.3%
NVIDIA Corp.	4.1%
Palo Alto Networks, Inc.	4.1%
ATI, Inc.	4.1%
Amazon.com, Inc.	3.4%
Microsoft Corp.	3.3%
Marvell Technology, Inc.	3.2%
Quanta Services, Inc.	3.1%
JPMorgan Chase & Co.	3.1%
Arista Networks, Inc.	2.9%

Country Weighting (% of net assets)

Table Summary
Value	Value
United States	91.8%
Canada	2.0%
United Kingdom	1.5%
Bermuda	1.2%
Taiwan	1.1%
Ireland	1.0%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill All Cap Fund

TSR-SAR 063026-SBRAX

Semi-Annual Shareholder Report - June 30, 2026

Segall Bryant & Hamill All Cap Fund - Institutional (SBHAX)

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Segall Bryant & Hamill All Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the period ending June 30, 2026.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.84%

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the institutional class of the Fund returned 11.97% against a return of 10.86% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

Contributors to Return

The three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Industrials, and Consumer Discretionary. The Information Technology sector’s outperformance reflected ongoing strength of artificial intelligence (AI)-related investment trends. The three individual securities that contributed the most on an absolute basis were Marvell Technology, Inc., ATI, Inc., and Palo Alto Networks, Inc. For Palo Alto Networks, Inc., the Adviser believes an expanding addressable market, due to AI agents, positive bookings trends, and faster-than-anticipated integration of recent acquisitions, led to the outperformance during the period.

Detractors from Return

The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Real Estate, and Materials. The underperformance in Health Care was primarily due to stock selection as the Fund experienced weakness in medical devices company holdings on fears of slower industry volumes. The three individual securities that detracted the most on an absolute basis were Microsoft Corp., Boston Scientific Corp., and Fair Isaac Corp. For Microsoft Corp., the company’s shares underperformed amid concerns over ongoing AI disruption.

Stock Performance

Table Summary
Top 5	Average Weight	Contribution To Return
Marvell Technology, Inc.	2.06	3.39
ATI, Inc.	3.70	2.17
Palo Alto Networks, Inc.	2.33	2.02
MACOM Technology Solutions Holdings, Inc.	2.06	1.69
Quanta Services, Inc.	2.74	1.48

Bottom 5
Meta Platforms, Inc.	2.47	-0.56
ServiceNow, Inc.	0.29	-0.58
Fair Isaac Corp.	0.60	-0.65
Boston Scientific Corp.	0.82	-0.69
Microsoft Corp.	3.70	-1.04

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

Table Summary
	SBH All Cap - Inst	Russell 3000® Index
Jun-2016	$250,000	$250,000
Jun-2017	$282,856	$296,274
Jun-2018	$313,994	$340,057
Jun-2019	$350,012	$370,603
Jun-2020	$385,855	$394,802
Jun-2021	$550,005	$569,164
Jun-2022	$482,374	$490,245
Jun-2023	$539,229	$583,165
Jun-2024	$632,417	$718,022
Jun-2025	$684,137	$827,850
Jun-2026	$809,633	$1,016,677

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
SBH All Cap - Inst	18.34%	8.04%	12.47%
Russell 3000® Index	22.81%	12.30%	15.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$47,798,447
Number of Portfolio Holdings	50
Portfolio Turnover	20%
Total Advisory Fees Paid*	$105,903
Total Advisory Fees Paid %*	0.38%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Table Summary
Value	Value
Information Technology	34.9%
Industrials	13.8%
Financials	13.6%
Consumer Discretionary	10.6%
Health Care	10.3%
Communication Services	6.0%
Consumer Staples	3.6%
Energy	3.5%
Real Estate	1.2%
Materials	1.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc.	4.3%
NVIDIA Corp.	4.1%
Palo Alto Networks, Inc.	4.1%
ATI, Inc.	4.1%
Amazon.com, Inc.	3.4%
Microsoft Corp.	3.3%
Marvell Technology, Inc.	3.2%
Quanta Services, Inc.	3.1%
JPMorgan Chase & Co.	3.1%
Arista Networks, Inc.	2.9%

Country Weighting (% of net assets)

Table Summary
Value	Value
United States	91.8%
Canada	2.0%
United Kingdom	1.5%
Bermuda	1.2%
Taiwan	1.1%
Ireland	1.0%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill All Cap Fund

TSR-SAR 063026-SBHAX

Semi-Annual Shareholder Report - June 30, 2026

Segall Bryant & Hamill Emerging Markets Fund - Retail (SBHEX)

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Emerging Markets Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the period ending June 30, 2026.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$64	1.14%

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the retail class of the Fund returned 27.38% against a return of 23.85% for the MSCI Emerging Markets Index and 13.05% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

The three countries that contributed most to the Fund’s returns on an absolute basis were South Korea, Taiwan, and Brazil. The Information Technology sector was especially strong in both South Korea and Taiwan as semiconductor companies rose sharply on the back of demand tied to artificial intelligence (AI). Brazil’s strong impact was due to strength in the energy sector on higher oil prices.

Detractors from Return

The three countries that detracted most from the Fund’s returns on an absolute basis were India, China, and South Africa. India declined on weakness in the Information Technology sector as internet services declined on worries over AI competition, as well as in the Consumer Discretionary sector, where automobiles and automobile components declined on higher oil prices. China ended the period lower as weaker consumer sentiment and increased domestic competition hurt e-commerce retailers. Miners in South Africa led to that country’s negative contribution to returns.

Stock Performance

Table Summary
Top 5	Average Weight	Contribution To Return
SK Hynix, Inc.	4.79	6.98
Taiwan Semiconductor Manufacturing Co., Ltd.	12.69	6.66
Samsung Electronics Co., Ltd.	6.12	5.73
SK Square Co., Ltd.	1.05	1.70
Kingboard Holdings, Ltd.	0.51	0.78

Bottom 5
37 Interactive Entertainment Network Technology Group Co., Ltd.	0.75	-0.21
Sibanye-Stillwater, Ltd.	0.26	-0.23
Infosys, Ltd.	0.67	-0.33
Alibaba Group Holding, Ltd.	1.63	-0.43
Tencent Holdings, Ltd.	3.07	-1.09

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	SBH Emerging Markets - Retail	MSCI Emerging Markets Index	MSCI ACWI ex-USA IMI Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$12,645	$12,374	$12,043
Jun-2018	$13,594	$13,390	$12,976
Jun-2019	$13,493	$13,551	$13,010
Jun-2020	$12,236	$13,092	$12,394
Jun-2021	$17,277	$18,447	$17,002
Jun-2022	$13,680	$13,783	$13,626
Jun-2023	$14,795	$14,024	$15,325
Jun-2024	$18,598	$15,784	$17,099
Jun-2025	$21,368	$18,197	$20,147
Jun-2026	$31,509	$26,113	$25,497

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
SBH Emerging Markets - Retail	47.46%	12.77%	12.16%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%
MSCI ACWI ex-USA IMI Index	26.56%	8.44%	9.81%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$108,940,343
Number of Portfolio Holdings	479
Portfolio Turnover	57%
Total Advisory Fees Paid*	$187,987
Total Advisory Fees Paid %*	0.38%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Table Summary
Value	Value
Information Technology	45.2%
Financials	17.6%
Consumer Discretionary	7.4%
Industrials	7.1%
Communication Services	5.8%
Materials	5.4%
Energy	3.1%
Consumer Staples	2.5%
Health Care	2.0%
Utilities	1.6%
Real Estate	1.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	14.8%
Samsung Electronics Co., Ltd.	8.5%
SK Hynix, Inc.	8.1%
Tencent Holdings, Ltd.	2.1%
SK Square Co., Ltd.	2.1%
Samsung Electronics Co., Ltd.	1.3%
China Construction Bank Corp.	1.0%
Alibaba Group Holding, Ltd.	0.8%
Lenovo Group, Ltd.	0.8%
Windbond Electronics Corp.	0.8%

Country Weighting (% of net assets)

Table Summary
Value	Value
Taiwan	27.7%
South Korea	24.6%
China	18.0%
India	10.5%
Brazil	3.3%
South Africa	2.6%
Saudi Arabia	2.1%
Mexico	1.3%
Thailand	1.1%
Malaysia	1.1%
Other Countries	6.6%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk. Effective June 30, 2026, the advisory fee for the Fund was reduced to 0.75%, and the expense cap for the Retail Class of the Fund was reduced to 0.99%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Emerging Markets Fund

TSR-SAR 063026-SBHEX

Semi-Annual Shareholder Report - June 30, 2026

Segall Bryant & Hamill Emerging Markets Fund - Institutional (SBEMX)

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Emerging Markets Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the period ending June 30, 2026.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$56	0.99%

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the institutional class of the Fund returned 27.35% against a return of 23.85% for the MSCI Emerging Markets Index and 13.05% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

The three countries that contributed most to the Fund’s returns on an absolute basis were South Korea, Taiwan, and Brazil. The Information Technology sector was especially strong in both South Korea and Taiwan as semiconductor companies rose sharply on the back of demand tied to artificial intelligence (AI). Brazil’s strong impact was due to strength in the energy sector on higher oil prices.

Detractors from Return

The three countries that detracted most from the Fund’s returns on an absolute basis were India, China, and South Africa. India declined on weakness in the Information Technology sector as internet services declined on worries over AI competition, as well as in the Consumer Discretionary sector, where automobiles and automobile components declined on higher oil prices. China ended the period lower as weaker consumer sentiment and increased domestic competition hurt e-commerce retailers. Miners in South Africa led to that country’s negative contribution to returns.

Stock Performance

Table Summary
Top 5	Average Weight	Contribution To Return
SK Hynix, Inc.	4.79	6.98
Taiwan Semiconductor Manufacturing Co., Ltd.	12.69	6.66
Samsung Electronics Co., Ltd.	6.12	5.73
SK Square Co., Ltd.	1.05	1.70
Kingboard Holdings, Ltd.	0.51	0.78

Bottom 5
37 Interactive Entertainment Network Technology Group Co., Ltd.	0.75	-0.21
Sibanye-Stillwater, Ltd.	0.26	-0.23
Infosys, Ltd.	0.67	-0.33
Alibaba Group Holding, Ltd.	1.63	-0.43
Tencent Holdings, Ltd.	3.07	-1.09

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

Table Summary
	SBH Emerging Markets - Inst	MSCI Emerging Markets Index	MSCI ACWI ex-USA IMI Index
Jun-2016	$250,000	$250,000	$250,000
Jun-2017	$317,266	$309,362	$301,084
Jun-2018	$341,646	$334,739	$324,405
Jun-2019	$339,908	$338,782	$325,251
Jun-2020	$308,717	$327,304	$309,847
Jun-2021	$436,587	$461,186	$425,040
Jun-2022	$346,085	$344,573	$340,640
Jun-2023	$375,338	$350,604	$383,118
Jun-2024	$472,136	$394,596	$427,464
Jun-2025	$543,506	$454,914	$503,664
Jun-2026	$802,342	$652,835	$637,433

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
SBH Emerging Markets - Inst	47.62%	12.94%	12.37%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%
MSCI ACWI ex-USA IMI Index	26.56%	8.44%	9.81%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$108,940,343
Number of Portfolio Holdings	479
Portfolio Turnover	57%
Total Advisory Fees Paid*	$187,987
Total Advisory Fees Paid %*	0.38%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Table Summary
Value	Value
Information Technology	45.2%
Financials	17.6%
Consumer Discretionary	7.4%
Industrials	7.1%
Communication Services	5.8%
Materials	5.4%
Energy	3.1%
Consumer Staples	2.5%
Health Care	2.0%
Utilities	1.6%
Real Estate	1.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	14.8%
Samsung Electronics Co., Ltd.	8.5%
SK Hynix, Inc.	8.1%
Tencent Holdings, Ltd.	2.1%
SK Square Co., Ltd.	2.1%
Samsung Electronics Co., Ltd.	1.3%
China Construction Bank Corp.	1.0%
Alibaba Group Holding, Ltd.	0.8%
Lenovo Group, Ltd.	0.8%
Windbond Electronics Corp.	0.8%

Country Weighting (% of net assets)

Table Summary
Value	Value
Taiwan	27.7%
South Korea	24.6%
China	18.0%
India	10.5%
Brazil	3.3%
South Africa	2.6%
Saudi Arabia	2.1%
Mexico	1.3%
Thailand	1.1%
Malaysia	1.1%
Other Countries	6.6%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk. Effective June 30, 2026, the advisory fee for the Fund was reduced to 0.75%, and the expense cap for the Institutional Class of the Fund was reduced to 0.84%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Emerging Markets Fund

TSR-SAR 063026-SBEMX

Semi-Annual Shareholder Report - June 30, 2026

Segall Bryant & Hamill International Small Cap Fund - Retail (SBHSX)

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Segall Bryant & Hamill International Small Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the period ending June 30, 2026.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$60	1.19%

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the retail class of the Fund returned 2.63% against a return of 7.65% for the MSCI EAFE Small Cap Index and 13.05% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA Investable Market Index.

Contributors to Return

The three countries that contributed most to the Fund’s returns on an absolute basis were Norway, the United Kingdom, and Japan. Norway posted a strong gain, buoyed by performance in oil and gas storage and transportation stocks. The United Kingdom rose on stronger first-quarter 2026 gross domestic product growth and positive performance in the Financials sector from higher interest rates. Japan benefited from pro-business reforms and higher corporate earnings.

Detractors from Return

The three countries/areas that detracted most from the Fund’s returns on an absolute basis were Australia, Switzerland, and Hong Kong. Australia declined on weakness in metals and mining companies. Switzerland was driven lower by a software company that declined on disappointing earnings. Consumer Discretionary sector companies, especially those in textiles and luxury goods, led to the negative contribution from holdings in Hong Kong.

Stock Performance

Table Summary
Top 5	Average Weight	Contribution To Return
Millicom International Cellular S.A.	1.01	0.58
Keller Group PLC	0.96	0.44
Koninklijke BAM Groep N.V.	1.17	0.33
Harel Insurance Investments & Financial Services, Ltd.	0.23	0.32
First Resources, Ltd.	0.61	0.29

Bottom 5
ARCHION Corp.	0.25	-0.20
Regis Resources, Ltd.	1.01	-0.20
Chiyoda Corp.	0.19	-0.23
Betsson A.B.	0.35	-0.25
Nippon Shinyaku Co., Ltd.	0.72	-0.25

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	SBH International Small Cap - Retail	MSCI EAFE Small Cap Index	MSCI ACWI ex-USA IMI Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$12,403	$12,318	$12,043
Jun-2018	$13,015	$13,851	$12,976
Jun-2019	$11,221	$12,972	$13,010
Jun-2020	$9,388	$12,516	$12,394
Jun-2021	$13,224	$17,645	$17,002
Jun-2022	$10,763	$13,414	$13,626
Jun-2023	$12,168	$14,779	$15,325
Jun-2024	$14,177	$15,929	$17,099
Jun-2025	$18,277	$19,508	$20,147
Jun-2026	$21,767	$22,901	$25,497

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
SBH International Small Cap - Retail	19.09%	10.48%	8.09%
MSCI EAFE Small Cap Index	17.39%	5.35%	8.64%
MSCI ACWI ex-USA IMI Index	26.56%	8.44%	9.81%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$79,264,410
Number of Portfolio Holdings	310
Portfolio Turnover	54%
Total Advisory Fees Paid*	$223,927
Total Advisory Fees Paid %*	0.53%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	24.1%
Financials	13.4%
Consumer Discretionary	11.1%
Materials	10.8%
Information Technology	10.5%
Real Estate	9.4%
Health Care	5.1%
Consumer Staples	5.0%
Energy	3.5%
Communication Services	3.5%
Utilities	2.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Lion Finance Group PLC	1.3%
Keller Group PLC	1.2%
Koninklijke BAM Groep N.V.	1.2%
Implenia A.G.	1.1%
Kobe Steel, Ltd.	1.0%
Attendo A.B.	0.9%
Kier Group PLC	0.9%
Wallenius Wilhelmsen A.S.A.	0.9%
Regis Resources, Ltd.	0.9%
Jyske Bank A/S	0.8%

Country Weighting (% of net assets)

Table Summary
Value	Value
Japan	36.3%
United Kingdom	13.2%
Australia	10.3%
Israel	4.5%
Sweden	4.3%
France	3.9%
Switzerland	3.8%
Germany	3.4%
Norway	2.9%
Italy	2.6%
Other Countries	13.5%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill International Small Cap Fund

TSR-SAR 063026-SBHSX

Semi-Annual Shareholder Report - June 30, 2026

Segall Bryant & Hamill International Small Cap Fund - Institutional (SBSIX)

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Segall Bryant & Hamill International Small Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the period ending June 30, 2026.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53	1.05%

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the institutional class of the Fund returned 2.71% against a return of 7.65% for the MSCI EAFE Small Cap Index and 13.05% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA Investable Market Index.

Contributors to Return

The three countries that contributed most to the Fund’s returns on an absolute basis were Norway, the United Kingdom, and Japan. Norway posted a strong gain, buoyed by performance in oil and gas storage and transportation stocks. The United Kingdom rose on stronger first-quarter 2026 gross domestic product growth and positive performance in the Financials sector from higher interest rates. Japan benefited from pro-business reforms and higher corporate earnings.

Detractors from Return

The three countries/areas that detracted most from the Fund’s returns on an absolute basis were Australia, Switzerland, and Hong Kong. Australia declined on weakness in metals and mining companies. Switzerland was driven lower by a software company that declined on disappointing earnings. Consumer Discretionary sector companies, especially those in textiles and luxury goods, led to the negative contribution from holdings in Hong Kong.

Stock Performance

Table Summary
Top 5	Average Weight	Contribution To Return
Millicom International Cellular S.A.	1.01	0.58
Keller Group PLC	0.96	0.44
Koninklijke BAM Groep N.V.	1.17	0.33
Harel Insurance Investments & Financial Services, Ltd.	0.23	0.32
First Resources, Ltd.	0.61	0.29

Bottom 5
ARCHION Corp.	0.25	-0.20
Regis Resources, Ltd.	1.01	-0.20
Chiyoda Corp.	0.19	-0.23
Betsson A.B.	0.35	-0.25
Nippon Shinyaku Co., Ltd.	0.72	-0.25

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

Table Summary
	SBH International Small Cap - Inst	MSCI EAFE Small Cap Index	MSCI ACWI ex-USA IMI Index
Jun-2016	$250,000	$250,000	$250,000
Jun-2017	$310,972	$307,946	$301,084
Jun-2018	$326,939	$346,281	$324,405
Jun-2019	$282,873	$324,306	$325,251
Jun-2020	$237,094	$312,891	$309,847
Jun-2021	$334,563	$441,122	$425,040
Jun-2022	$272,545	$335,351	$340,640
Jun-2023	$308,605	$369,473	$383,118
Jun-2024	$360,276	$398,235	$427,464
Jun-2025	$464,492	$487,691	$503,664
Jun-2026	$553,617	$572,519	$637,433

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
SBH International Small Cap - Inst	19.19%	10.60%	8.27%
MSCI EAFE Small Cap Index	17.39%	5.35%	8.64%
MSCI ACWI ex-USA IMI Index	26.56%	8.44%	9.81%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$79,264,410
Number of Portfolio Holdings	310
Portfolio Turnover	54%
Total Advisory Fees Paid*	$223,927
Total Advisory Fees Paid %*	0.53%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrials	24.1%
Financials	13.4%
Consumer Discretionary	11.1%
Materials	10.8%
Information Technology	10.5%
Real Estate	9.4%
Health Care	5.1%
Consumer Staples	5.0%
Energy	3.5%
Communication Services	3.5%
Utilities	2.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Lion Finance Group PLC	1.3%
Keller Group PLC	1.2%
Koninklijke BAM Groep N.V.	1.2%
Implenia A.G.	1.1%
Kobe Steel, Ltd.	1.0%
Attendo A.B.	0.9%
Kier Group PLC	0.9%
Wallenius Wilhelmsen A.S.A.	0.9%
Regis Resources, Ltd.	0.9%
Jyske Bank A/S	0.8%

Country Weighting (% of net assets)

Table Summary
Value	Value
Japan	36.3%
United Kingdom	13.2%
Australia	10.3%
Israel	4.5%
Sweden	4.3%
France	3.9%
Switzerland	3.8%
Germany	3.4%
Norway	2.9%
Italy	2.6%
Other Countries	13.5%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill International Small Cap Fund

TSR-SAR 063026-SBSIX

Semi-Annual Shareholder Report - June 30, 2026

Segall Bryant & Hamill International Equity Fund - Retail (CIQRX)

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Segall Bryant & Hamill International Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the period ending June 30, 2026.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$60	0.99%

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the retail class of the Fund returned 10.64% against a return of 9.44% for the MSCI EAFE Index and 13.05% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

The three countries that contributed most to the Fund’s returns on an absolute basis were Japan, the Netherlands, and France. Japan and the Netherlands were both driven by the Information Technology sector, as semiconductor companies rose on the back of extraordinary demand tied to the artificial intelligence. France rose primarily on strength in the Financials sector spurred on by higher interest rates, while the Utilities and Materials sectors also contributed positively.

Detractors from Return

The only countries/areas that detracted from the Fund’s returns on an absolute basis were Hong Kong and New Zealand. Hong Kong declined as weaker consumer sentiment in China weighed on the Consumer Discretionary sector, while New Zealand was slightly negative due to weakness in the Financials sector.

Stock Performance

Table Summary
Top 5	Average Weight	Contribution To Return
Kioxia Holdings Corp.	0.77	1.74
ASML Holding N.V.	1.72	1.04
Infineon Technologies A.G.	0.92	0.81
Nokia OYJ	0.86	0.65
Panasonic Holdings Corp.	0.66	0.56

Bottom 5
Fujitsu, Ltd.	0.35	-0.20
Capgemini S.E.	0.46	-0.22
SBI Holdings, Inc.	1.00	-0.23
Subaru Corp.	0.53	-0.27
Volkswagen A.G.	0.89	-0.30

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	SBH International Equity - Retail	MSCI EAFE Index	MSCI ACWI ex-USA IMI Index
Oct-2021	$10,000	$10,000	$10,000
Jun-2022	$8,364	$8,039	$7,997
Jun-2023	$9,957	$9,549	$8,994
Jun-2024	$11,403	$10,650	$10,035
Jun-2025	$14,159	$12,538	$11,823
Jun-2026	$18,093	$15,075	$14,964

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (10/27/2021)
SBH International Equity - Retail	27.78%	13.53%
MSCI EAFE Index	20.23%	9.18%
MSCI ACWI ex-USA IMI Index	26.56%	9.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$14,469,255
Number of Portfolio Holdings	344
Portfolio Turnover	52%
Total Advisory Fees Paid*	$0
Total Advisory Fees Paid %*	0.00%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Table Summary
Value	Value
Financials	25.3%
Industrials	18.9%
Information Technology	11.8%
Health Care	10.6%
Consumer Discretionary	7.7%
Consumer Staples	6.5%
Materials	6.0%
Communication Services	3.8%
Utilities	3.8%
Energy	3.5%
Real Estate	1.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ASML Holding N.V.	2.5%
Roche Holding A.G.	2.3%
Kioxia Holdings Corp.	2.0%
Novartis A.G.	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.6%
BNP Paribas S.A.	1.5%
GSK PLC	1.5%
UniCredit S.p.A.	1.5%
NatWest Group PLC	1.3%
Infineon Technologies A.G.	1.3%

Country Weighting (% of net assets)

Table Summary
Value	Value
Japan	23.4%
United Kingdom	13.7%
France	10.3%
Switzerland	9.0%
Germany	9.0%
Australia	6.3%
Netherlands	5.8%
Spain	3.8%
Italy	3.5%
Sweden	3.1%
Other Countries	11.4%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk. In addition, Japan Risk was removed as a principal risk due to changes in the Fund's portfolio allocation.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill International Equity Fund

TSR-SAR 063026-CIQRX

Semi-Annual Shareholder Report - June 30, 2026

Segall Bryant & Hamill International Equity Fund - Institutional (CIEQX)

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Segall Bryant & Hamill International Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the period ending June 30, 2026.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53	0.84%

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the institutional class of the Fund returned 10.71% against a return of 9.44% for the MSCI EAFE Index and 13.05% for the Fund’s regulatory broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

Contributors to Return

The three countries that contributed most to the Fund’s returns on an absolute basis were Japan, the Netherlands, and France. Japan and the Netherlands were both driven by the Information Technology sector, as semiconductor companies rose on the back of extraordinary demand tied to the artificial intelligence. France rose primarily on strength in the Financials sector spurred on by higher interest rates, while the Utilities and Materials sectors also contributed positively.

Detractors from Return

The only countries/areas that detracted from the Fund’s returns on an absolute basis were Hong Kong and New Zealand. Hong Kong declined as weaker consumer sentiment in China weighed on the Consumer Discretionary sector, while New Zealand was slightly negative due to weakness in the Financials sector.

Stock Performance

Table Summary
Top 5	Average Weight	Contribution To Return
Kioxia Holdings Corp.	0.77	1.74
ASML Holding N.V.	1.72	1.04
Infineon Technologies A.G.	0.92	0.81
Nokia OYJ	0.86	0.65
Panasonic Holdings Corp.	0.66	0.56

Bottom 5
Fujitsu, Ltd.	0.35	-0.20
Capgemini S.E.	0.46	-0.22
SBI Holdings, Inc.	1.00	-0.23
Subaru Corp.	0.53	-0.27
Volkswagen A.G.	0.89	-0.30

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

Table Summary
	SBH International Equity - Inst	MSCI EAFE Index	MSCI ACWI ex-USA IMI Index
Oct-2021	$250,000	$250,000	$250,000
Jun-2022	$209,297	$200,985	$199,913
Jun-2023	$249,516	$238,713	$224,842
Jun-2024	$286,198	$266,253	$250,867
Jun-2025	$356,021	$313,452	$295,587
Jun-2026	$455,516	$376,872	$374,092

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (10/27/2021)
SBH International Equity - Inst	27.95%	13.70%
MSCI EAFE Index	20.23%	9.18%
MSCI ACWI ex-USA IMI Index	26.56%	9.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$14,469,255
Number of Portfolio Holdings	344
Portfolio Turnover	52%
Total Advisory Fees Paid*	$0
Total Advisory Fees Paid %*	0.00%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Table Summary
Value	Value
Financials	25.3%
Industrials	18.9%
Information Technology	11.8%
Health Care	10.6%
Consumer Discretionary	7.7%
Consumer Staples	6.5%
Materials	6.0%
Communication Services	3.8%
Utilities	3.8%
Energy	3.5%
Real Estate	1.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ASML Holding N.V.	2.5%
Roche Holding A.G.	2.3%
Kioxia Holdings Corp.	2.0%
Novartis A.G.	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.6%
BNP Paribas S.A.	1.5%
GSK PLC	1.5%
UniCredit S.p.A.	1.5%
NatWest Group PLC	1.3%
Infineon Technologies A.G.	1.3%

Country Weighting (% of net assets)

Table Summary
Value	Value
Japan	23.4%
United Kingdom	13.7%
France	10.3%
Switzerland	9.0%
Germany	9.0%
Australia	6.3%
Netherlands	5.8%
Spain	3.8%
Italy	3.5%
Sweden	3.1%
Other Countries	11.4%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk. In addition, Japan Risk was removed as a principal risk due to changes in the Fund's portfolio allocation.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill International Equity Fund

TSR-SAR 063026-CIEQX

Semi-Annual Shareholder Report - June 30, 2026

Segall Bryant & Hamill Global All Cap Fund - Retail (WTMVX)

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Global All Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the period ending June 30, 2026.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$42	0.79%

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the retail class of the Fund returned 14.58% against a return of 9.69% for the Fund’s regulatory broad-based securities market index, the MSCI World Index.

Contributors to Return

The three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Industrials, and Financials. The Information Technology sector’s outperformance reflected ongoing strength of artificial intelligence (AI)-related investment trends. The three individual securities that contributed the most on an absolute basis were Marvell Technology, Inc., Flex Ltd., and Palo Alto Networks, Inc. For Flex Ltd., the company’s recent decision to separate its Cloud and Power Infrastructure business has been interpreted by the market as a potential catalyst to unlock meaningful shareholder value by highlighting the growth profile of that segment.

Detractors from Return

The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Communication Services, and Real Estate. The underperformance in Health Care was primarily due to stock selection as the Fund experienced weakness in medical devices company holdings on fears of slower industry volumes. The three individual securities that detracted the most on an absolute basis were Microsoft Corp., ServiceNow, Inc., and Fair Isaac Corp. For Microsoft Corp., the company’s shares underperformed amid concerns over ongoing AI disruption.

Stock Performance

Table Summary
Top 5	Average Weight	Contribution To Return
Marvell Technology, Inc.	1.77	2.80
Flex, Ltd.	1.64	2.04
Palo Alto Networks, Inc.	2.07	1.83
ATI, Inc	2.68	1.54
Infineon Technologies A.G.	1.66	1.51

Bottom 5
Spotify Technology S.A.	1.26	-0.38
Boston Scientific Corp.	0.55	-0.45
Fair Isaac Corp.	0.49	-0.55
ServiceNow, Inc.	0.38	-0.77
Microsoft Corp.	3.75	-1.10

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	SBH Global All Cap - Retail	MSCI World Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,334	$11,820
Jun-2018	$11,660	$13,130
Jun-2019	$12,903	$13,961
Jun-2020	$12,480	$14,358
Jun-2021	$16,412	$19,964
Jun-2022	$14,149	$17,102
Jun-2023	$16,927	$20,267
Jun-2024	$19,892	$24,360
Jun-2025	$22,523	$28,320
Jun-2026	$26,386	$34,363

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
SBH Global All Cap - Retail	17.15%	9.96%	10.19%
MSCI World Index	21.34%	11.47%	13.14%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$37,744,939
Number of Portfolio Holdings	50
Portfolio Turnover	16%
Total Advisory Fees Paid*	$18,595
Total Advisory Fees Paid %*	0.11%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Table Summary
Value	Value
Information Technology	31.8%
Industrials	16.5%
Consumer Discretionary	14.1%
Financials	13.4%
Health Care	6.4%
Communication Services	6.1%
Energy	3.6%
Consumer Staples	3.5%
Materials	1.4%
Real Estate	1.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corp.	3.9%
Alphabet, Inc.	3.6%
Palo Alto Networks, Inc.	3.6%
Microsoft Corp.	3.1%
Marvell Technology, Inc.	3.0%
Flex, Ltd.	3.0%
JPMorgan Chase & Co.	3.0%
ATI, Inc.	2.9%
Globe Life, Inc.	2.7%
Infineon Technologies A.G.	2.7%

Country Weighting (% of net assets)

Table Summary
Value	Value
United States	57.6%
Belgium	4.9%
United Kingdom	4.8%
Germany	4.8%
Canada	4.6%
France	4.6%
Italy	3.6%
Singapore	3.0%
Ireland	2.5%
Netherlands	1.5%
Other Countries	6.1%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Global All Cap Fund

TSR-SAR 063026-WTMVX

Semi-Annual Shareholder Report - June 30, 2026

Segall Bryant & Hamill Global All Cap Fund - Institutional (WIMVX)

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Global All Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the period ending June 30, 2026.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.75%

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the institutional class of the Fund returned 14.64% against a return of 9.69% for the Fund’s regulatory broad-based securities market index, the MSCI World Index.

Contributors to Return

The three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Industrials, and Financials. The Information Technology sector’s outperformance reflected ongoing strength of artificial intelligence (AI)-related investment trends. The three individual securities that contributed the most on an absolute basis were Marvell Technology, Inc., Flex Ltd., and Palo Alto Networks, Inc. For Flex Ltd., the company’s recent decision to separate its Cloud and Power Infrastructure business has been interpreted by the market as a potential catalyst to unlock meaningful shareholder value by highlighting the growth profile of that segment.

Detractors from Return

The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Communication Services, and Real Estate. The underperformance in Health Care was primarily due to stock selection as the Fund experienced weakness in medical devices company holdings on fears of slower industry volumes. The three individual securities that detracted the most on an absolute basis were Microsoft Corp., ServiceNow, Inc., and Fair Isaac Corp. For Microsoft Corp., the company’s shares underperformed amid concerns over ongoing AI disruption.

Stock Performance

Table Summary
Top 5	Average Weight	Contribution To Return
Marvell Technology, Inc.	1.77	2.80
Flex, Ltd.	1.64	2.04
Palo Alto Networks, Inc.	2.07	1.83
ATI, Inc	2.68	1.54
Infineon Technologies A.G.	1.66	1.51

Bottom 5
Spotify Technology S.A.	1.26	-0.38
Boston Scientific Corp.	0.55	-0.45
Fair Isaac Corp.	0.49	-0.55
ServiceNow, Inc.	0.38	-0.77
Microsoft Corp.	3.75	-1.10

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

Table Summary
	SBH Global All Cap - Inst	MSCI World Index
Jun-2016	$250,000	$250,000
Jun-2017	$283,933	$295,489
Jun-2018	$292,439	$328,251
Jun-2019	$324,141	$349,031
Jun-2020	$313,542	$358,956
Jun-2021	$413,174	$499,107
Jun-2022	$356,812	$427,546
Jun-2023	$427,201	$506,686
Jun-2024	$502,894	$608,997
Jun-2025	$569,628	$708,009
Jun-2026	$667,481	$859,079

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
SBH Global All Cap - Inst	17.18%	10.07%	10.32%
MSCI World Index	21.34%	11.47%	13.14%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$37,744,939
Number of Portfolio Holdings	50
Portfolio Turnover	16%
Total Advisory Fees Paid*	$18,595
Total Advisory Fees Paid %*	0.11%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Table Summary
Value	Value
Information Technology	31.8%
Industrials	16.5%
Consumer Discretionary	14.1%
Financials	13.4%
Health Care	6.4%
Communication Services	6.1%
Energy	3.6%
Consumer Staples	3.5%
Materials	1.4%
Real Estate	1.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corp.	3.9%
Alphabet, Inc.	3.6%
Palo Alto Networks, Inc.	3.6%
Microsoft Corp.	3.1%
Marvell Technology, Inc.	3.0%
Flex, Ltd.	3.0%
JPMorgan Chase & Co.	3.0%
ATI, Inc.	2.9%
Globe Life, Inc.	2.7%
Infineon Technologies A.G.	2.7%

Country Weighting (% of net assets)

Table Summary
Value	Value
United States	57.6%
Belgium	4.9%
United Kingdom	4.8%
Germany	4.8%
Canada	4.6%
France	4.6%
Italy	3.6%
Singapore	3.0%
Ireland	2.5%
Netherlands	1.5%
Other Countries	6.1%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Global All Cap Fund

TSR-SAR 063026-WIMVX

Semi-Annual Shareholder Report - June 30, 2026

Segall Bryant & Hamill Plus Bond Fund - Retail (WTIBX)

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Plus Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the period ending June 30, 2026.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$27	0.55%

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the retail class of the Fund returned 0.86% against a return of 0.62% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

During the period, the Fund was overweight in corporate securities and mortgage-backed securities (MBS) versus the benchmark, while being underweight in U.S. Treasury securities. Investment-grade corporates and MBS posted excess returns versus U.S. Treasuries of 0.67% and 0.45% during the first half of 2026. The Fund’s allocation to high-yield securities positively impacted performance. High yield posted a 1.46% excess return versus U.S. Treasuries during the reporting period. The Fund’s duration (sensitivity to changes in interest rates) was in line with that of the benchmark during the first half of 2026. Duration and yield-curve positioning had a negligible impact on performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	SBH Plus Bond - Retail	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$10,000	$10,000
Jun-2017	$10,113	$9,969
Jun-2018	$10,157	$9,929
Jun-2019	$10,906	$10,710
Jun-2020	$11,775	$11,646
Jun-2021	$12,021	$11,607
Jun-2022	$10,691	$10,413
Jun-2023	$10,801	$10,315
Jun-2024	$11,254	$10,587
Jun-2025	$11,919	$11,230
Jun-2026	$12,417	$11,656

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
SBH Plus Bond - Retail	4.18%	0.65%	2.19%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Mortgage-Backed Securities Passthrough	29.4%
U.S. Treasury Bonds & Notes	27.7%
Industrial	20.1%
Finance	10.2%
Utility	6.7%
Municipal Bonds	2.0%
Asset Backed Securities	2.0%

Fund Statistics

Table Summary
Net Assets	$743,659,817
Number of Portfolio Holdings	147
Portfolio Turnover	15%
Total Advisory Fees Paid*	$809,351
Total Advisory Fees Paid %*	0.22%
Average maturity (years)	7.79
30-day SEC yield (with waivers)	4.19%
30-day SEC yield (without waivers)	4.09%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Ratings Allocation

Table Summary
Rating	% Portfolio
Cash	1.4
AAA	1.4
AA	58.8
A	11.9
BBB	18.5
BB	5.6
B	1.0
B & Below	0.8
Not Rated	0.5

Duration Distribution

Table Summary
Duration	% Portfolio
0-1 yr	5.9
1-3 yrs	17.4
3-4 yrs	12.3
4-6 yrs	23.8
6-8 yrs	25.5
8+ yrs	15.1

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest).

Totals may not sum to 100% due to rounding and, for the Sector Weighting graph only, the exclusion of cash and cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Plus Bond Fund

TSR-SAR 063026-WTIBX

Semi-Annual Shareholder Report - June 30, 2026

Segall Bryant & Hamill Plus Bond Fund - Institutional (WIIBX)

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Plus Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the period ending June 30, 2026.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.40%

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the institutional class of the Fund returned 0.84% against a return of 0.62% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

During the period, the Fund was overweight in corporate securities and mortgage-backed securities (MBS) versus the benchmark, while being underweight in U.S. Treasury securities. Investment-grade corporates and MBS posted excess returns versus U.S. Treasuries of 0.67% and 0.45% during the first half of 2026. The Fund’s allocation to high-yield securities positively impacted performance. High yield posted a 1.46% excess return versus U.S. Treasuries during the reporting period. The Fund’s duration (sensitivity to changes in interest rates) was in line with that of the benchmark during the first half of 2026. Duration and yield-curve positioning had a negligible impact on performance.

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

Table Summary
	SBH Plus Bond - Inst	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$250,000	$250,000
Jun-2017	$253,230	$249,213
Jun-2018	$254,731	$248,223
Jun-2019	$274,147	$267,757
Jun-2020	$296,149	$291,158
Jun-2021	$302,844	$290,187
Jun-2022	$269,684	$260,321
Jun-2023	$273,188	$257,880
Jun-2024	$284,898	$264,664
Jun-2025	$302,029	$280,746
Jun-2026	$314,935	$291,388

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
SBH Plus Bond - Inst	4.27%	0.79%	2.34%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Mortgage-Backed Securities Passthrough	29.4%
U.S. Treasury Bonds & Notes	27.7%
Industrial	20.1%
Finance	10.2%
Utility	6.7%
Municipal Bonds	2.0%
Asset Backed Securities	2.0%

Fund Statistics

Table Summary
Net Assets	$743,659,817
Number of Portfolio Holdings	147
Portfolio Turnover	15%
Total Advisory Fees Paid*	$809,351
Total Advisory Fees Paid %*	0.22%
Average maturity (years)	7.79
30-day SEC yield (with waivers)	4.35%
30-day SEC yield (without waivers)	4.23%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Ratings Allocation

Table Summary
Rating	% Portfolio
Cash	1.4
AAA	1.4
AA	58.8
A	11.9
BBB	18.5
BB	5.6
B	1.0
B & Below	0.8
Not Rated	0.5

Duration Distribution

Table Summary
Duration	% Portfolio
0-1 yr	5.9
1-3 yrs	17.4
3-4 yrs	12.3
4-6 yrs	23.8
6-8 yrs	25.5
8+ yrs	15.1

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest).

Totals may not sum to 100% due to rounding and, for the Sector Weighting graph only, the exclusion of cash and cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Plus Bond Fund

TSR-SAR 063026-WIIBX

Semi-Annual Shareholder Report - June 30, 2026

Segall Bryant & Hamill Quality High Yield Fund - Retail (WTLTX)

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Quality High Yield Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the period ending June 30, 2026.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$42	0.85%

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the retail class of the Fund returned 1.38% against a return of 1.96% for the Bloomberg U.S. High Yield 2% Issuer Cap Index and 0.62% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

The Fund has a high-quality bias and was overweight in BBB-rated securities versus its benchmark, the Bloomberg U.S. High Yield 2% issuer Cap Index. Intermediate BBB-rated securities returned 0.95% during the first half of 2026, underperforming the overall high-yield market’s 1.96% return. The top returning ratings category in the high-yield market during the period was B-rated securities at 2.18%, then BB-rated securities at 1.98%, followed by CCC-rated securities, which returned 1.69%. Security selection negatively impacted returns during the reporting period. The Fund’s duration (sensitivity to changes in interest rates) was shorter than its benchmark and the Bloomberg U.S. Aggregate Bond Index, which positively impacted performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	SBH Quality High Yield - Retail	Bloomberg U.S. High Yield - 2% Issuer Capped Index	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$10,875	$11,269	$9,969
Jun-2018	$10,977	$11,564	$9,929
Jun-2019	$11,781	$12,429	$10,710
Jun-2020	$12,033	$12,428	$11,646
Jun-2021	$13,310	$14,335	$11,607
Jun-2022	$11,841	$12,497	$10,413
Jun-2023	$12,741	$13,630	$10,315
Jun-2024	$13,909	$15,052	$10,587
Jun-2025	$15,018	$16,600	$11,230
Jun-2026	$15,754	$17,582	$11,656

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
SBH Quality High Yield - Retail	4.90%	3.43%	4.65%
Bloomberg U.S. High Yield - 2% Issuer Capped Index	5.91%	4.17%	5.80%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrial	83.0%
Utility	7.5%
Finance	6.1%

Fund Statistics

Table Summary
Net Assets	$61,755,524
Number of Portfolio Holdings	67
Portfolio Turnover	11%
Total Advisory Fees Paid*	$91,244
Total Advisory Fees Paid %*	0.29%
Average maturity (years)	3.68
30-day SEC yield (with waivers)	4.60%
30-day SEC yield (without waivers)	4.39%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Ratings Allocation

Table Summary
Rating	% Portfolio
Cash	1.3
BBB	18.0
BB	62.2
B & Below	18.6

Duration Distribution

Table Summary
Duration	% Portfolio
0-1 yr	18.8
1-3 yrs	46.5
3-4 yrs	13.2
4-6 yrs	16.7
6-8 yrs	3.3
8+ yrs	1.6

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest).

Totals may not sum to 100% due to rounding and, for the Sector Weighting graph only, the exclusion of cash and cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Quality High Yield Fund

TSR-SAR 063026-WTLTX

Semi-Annual Shareholder Report - June 30, 2026

Segall Bryant & Hamill Quality High Yield Fund - Institutional (WILTX)

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Quality High Yield Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the period ending June 30, 2026.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.70%

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the institutional class of the Fund returned 1.59% against a return of 1.96% for the Bloomberg U.S. High Yield 2% Issuer Cap Index and 0.62% for the Fund’s regulatory broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

Factors Affecting Performance

The Fund has a high-quality bias and was overweight in BBB-rated securities versus its benchmark, the Bloomberg U.S. High Yield 2% issuer Cap Index. Intermediate BBB-rated securities returned 0.95% during the first half of 2026, underperforming the overall high-yield market’s 1.96% return. The top returning ratings category in the high-yield market during the period was B-rated securities at 2.18%, then BB-rated securities at 1.98%, followed by CCC-rated securities, which returned 1.69%. Security selection negatively impacted returns during the reporting period. The Fund’s duration (sensitivity to changes in interest rates) was shorter than its benchmark and the Bloomberg U.S. Aggregate Bond Index, which positively impacted performance.

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

Table Summary
	SBH Quality High Yield - Inst	Bloomberg U.S. High Yield - 2% Issuer Capped Index	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$250,000	$250,000	$250,000
Jun-2017	$272,886	$281,726	$249,213
Jun-2018	$275,995	$289,108	$248,223
Jun-2019	$296,319	$310,721	$267,757
Jun-2020	$303,458	$310,712	$291,158
Jun-2021	$335,732	$358,372	$290,187
Jun-2022	$299,038	$312,419	$260,321
Jun-2023	$322,548	$340,758	$257,880
Jun-2024	$352,607	$376,310	$264,664
Jun-2025	$381,234	$415,010	$280,746
Jun-2026	$400,769	$439,541	$291,388

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
SBH Quality High Yield - Inst	5.12%	3.60%	4.83%
Bloomberg U.S. High Yield - 2% Issuer Capped Index	5.91%	4.17%	5.80%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Industrial	83.0%
Utility	7.5%
Finance	6.1%

Fund Statistics

Table Summary
Net Assets	$61,755,524
Number of Portfolio Holdings	67
Portfolio Turnover	11%
Total Advisory Fees Paid*	$91,244
Total Advisory Fees Paid %*	0.29%
Average maturity (years)	3.68
30-day SEC yield (with waivers)	4.75%
30-day SEC yield (without waivers)	4.61%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Ratings Allocation

Table Summary
Rating	% Portfolio
Cash	1.3
BBB	18.0
BB	62.2
B & Below	18.6

Duration Distribution

Table Summary
Duration	% Portfolio
0-1 yr	18.8
1-3 yrs	46.5
3-4 yrs	13.2
4-6 yrs	16.7
6-8 yrs	3.3
8+ yrs	1.6

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest).

Totals may not sum to 100% due to rounding and, for the Sector Weighting graph only, the exclusion of cash and cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Quality High Yield Fund

TSR-SAR 063026-WILTX

Semi-Annual Shareholder Report - June 30, 2026

Segall Bryant & Hamill Municipal Opportunities Fund - Retail (WTTAX)

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Municipal Opportunities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the period ending June 30, 2026.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$33	0.65%

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the retail class of the Fund returned 2.45% against a return of 1.39% for the Bloomberg 1-15 Year Municipal Blend Index and 2.32% for the Fund’s regulatory broad-based securities market index, the Bloomberg Municipal Bond Index.

Factors Affecting Performance

In the first quarter of 2026, municipals sold off, with the 10-year AAA yield rising nearly 40 basis points, and the Fund still delivered a positive 0.52% against a benchmark that lost 0.27%. The Fund’s tilt toward higher-quality issues provided an advantage that more than offset modest price declines, while the index, with less income cushion and a heavier weighting in the belly of the yield curve, had no such buffer. The second quarter reversed the tape, and the retail class returned 1.92% versus a 1.67% return for its benchmark. Municipals rallied on their own technicals even as U.S. Treasuries cheapened, and the move was led decisively by the long end of the yield curve, where 15- to 30-year yields fell 37 to 45 basis points. Longer-dated positions, purchased at the attractive absolute yields that the first-quarter selloff offered, captured the bulk of the rally, while shorter-dated positions provided support with the Federal Reserve Board on hold regarding any change to its federal funds rate. Across both quarters, one of the largest contributors to the Fund’s performance was what it did not own. During the period, the Fund continued to have little to no exposure to the four- to seven-year part of the yield curve, where relentless demand for Separately Managed Accounts compresses yields to levels we do not believe compensate for the risk. That part of the yield curve sold off in the first quarter and participated least in the second quarter.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	SBH Municipal Opportunities - Retail	Bloomberg 1-15 Year Municipal Blend Index	Bloomberg Municipal Bond Index
Dec-2016	$10,000	$10,000	$10,000
Jun-2017	$10,649	$10,394	$10,447
Jun-2018	$11,024	$10,499	$10,611
Jun-2019	$11,662	$11,142	$11,322
Jun-2020	$12,232	$11,608	$11,826
Jun-2021	$12,971	$11,965	$12,318
Jun-2022	$11,713	$11,184	$11,263
Jun-2023	$11,792	$11,495	$11,621
Jun-2024	$12,300	$11,805	$11,995
Jun-2025	$12,739	$12,115	$12,128
Jun-2026	$13,529	$12,781	$12,981

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (12/16/2016)
SBH Municipal Opportunities - Retail	6.21%	0.85%	3.22%
Bloomberg 1-15 Year Municipal Blend Index	5.49%	1.33%	2.61%
Bloomberg Municipal Bond Index	7.03%	1.05%	2.77%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Revenue	60.3%
General Obligation	18.9%
U.S. Treasury Obligations	9.2%
Industrial	4.3%
Certificate Participation	2.4%
CMBS	1.0%
Variable Rate Demand Note	1.0%
Local Authority	0.5%

Fund Statistics

Table Summary
Net Assets	$195,155,707
Number of Portfolio Holdings	174
Portfolio Turnover	64%
Total Advisory Fees Paid*	$232,140
Total Advisory Fees Paid %*	0.25%
Average maturity (years)	9.42
30-day SEC yield (with waivers)	2.99%
30-day SEC yield (without waivers)	2.94%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Ratings Allocation

Table Summary
Rating	% Portfolio
Cash	1.6
AAA	9.4
AA	60.9
A	13.1
BBB	1.2
B	4.3
Not Rated	9.5

Duration Distribution

Table Summary
Duration	% Portfolio
0-1 yr	16.0
1-3 yrs	27.0
3-4 yrs	4.9
4-6 yrs	3.0
6-8 yrs	16.7
8+ yrs	32.3

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest).

Totals may not sum to 100% due to rounding and, for the Sector Weighting graph only, the exclusion of cash and cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Municipal Opportunities Fund

TSR-SAR 063026-WTTAX

Semi-Annual Shareholder Report - June 30, 2026

Segall Bryant & Hamill Municipal Opportunities Fund - Institutional (WITAX)

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Municipal Opportunities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the period ending June 30, 2026.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.50%

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the institutional class of the Fund returned 2.41% against a return of 1.39% for the Bloomberg 1-15 Year Municipal Blend Index and 2.32% for the Fund’s regulatory broad-based securities market index, the Bloomberg Municipal Bond Index.

Factors Affecting Performance

In the first quarter of 2026, municipals sold off, with the 10-year AAA yield rising nearly 40 basis points, and the Fund still delivered a positive 0.45% against a benchmark that lost 0.27%. The Fund’s tilt toward higher-quality issues provided an advantage that more than offset modest price declines, while the index, with less income cushion and a heavier weighting in the belly of the yield curve, had no such buffer. The second quarter reversed the tape, and the institutional class returned 1.95% versus a 1.67% return for its benchmark. Municipals rallied on their own technicals even as U.S. Treasuries cheapened, and the move was led decisively by the long end of the yield curve, where 15- to 30-year yields fell 37 to 45 basis points. Longer-dated positions, purchased at the attractive absolute yields that the first-quarter selloff offered, captured the bulk of the rally, while shorter-dated positions provided support with the Federal Reserve Board on hold regarding any change to its federal funds rate. Across both quarters, one of the largest contributors to the Fund’s performance was what it did not own. During the period, the Fund continued to have little to no exposure to the four- to seven-year part of the yield curve, where relentless demand for Separately Managed Accounts compresses yields to levels we do not believe compensate for the risk. That part of the yield curve sold off in the first quarter and participated least in the second quarter.

How has the Fund performed since inception?

Total Return Based on $250,000 Investment

Table Summary
	SBH Municipal Opportunities - Inst	Bloomberg 1-15 Year Municipal Blend Index	Bloomberg Municipal Bond Index
Dec-2016	$250,000	$250,000	$250,000
Jun-2017	$266,599	$259,860	$261,179
Jun-2018	$276,387	$262,478	$265,266
Jun-2019	$292,591	$278,560	$283,055
Jun-2020	$307,681	$290,196	$295,646
Jun-2021	$326,455	$299,129	$307,962
Jun-2022	$295,515	$279,596	$281,565
Jun-2023	$297,953	$287,375	$290,537
Jun-2024	$310,944	$295,113	$299,872
Jun-2025	$322,505	$302,885	$303,208
Jun-2026	$343,007	$319,514	$324,537

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (12/16/2016)
SBH Municipal Opportunities - Inst	6.36%	0.99%	3.37%
Bloomberg 1-15 Year Municipal Blend Index	5.49%	1.33%	2.61%
Bloomberg Municipal Bond Index	7.03%	1.05%	2.77%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Revenue	60.3%
General Obligation	18.9%
U.S. Treasury Obligations	9.2%
Industrial	4.3%
Certificate Participation	2.4%
CMBS	1.0%
Variable Rate Demand Note	1.0%
Local Authority	0.5%

Fund Statistics

Table Summary
Net Assets	$195,155,707
Number of Portfolio Holdings	174
Portfolio Turnover	64%
Total Advisory Fees Paid*	$232,140
Total Advisory Fees Paid %*	0.25%
Average maturity (years)	9.42
30-day SEC yield (with waivers)	3.13%
30-day SEC yield (without waivers)	3.07%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Ratings Allocation

Table Summary
Rating	% Portfolio
Cash	1.6
AAA	9.4
AA	60.9
A	13.1
BBB	1.2
B	4.3
Not Rated	9.5

Duration Distribution

Table Summary
Duration	% Portfolio
0-1 yr	16.0
1-3 yrs	27.0
3-4 yrs	4.9
4-6 yrs	3.0
6-8 yrs	16.7
8+ yrs	32.3

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest).

Totals may not sum to 100% due to rounding and, for the Sector Weighting graph only, the exclusion of cash and cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Municipal Opportunities Fund

TSR-SAR 063026-WITAX

Semi-Annual Shareholder Report - June 30, 2026

Segall Bryant & Hamill Colorado Tax-Free Fund - Retail (WTCOX)

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Colorado Tax-Free Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the period ending June 30, 2026.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$32	0.64%

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the retail class of the Fund returned 1.73% against a return of 1.39% for the Bloomberg 1-15 Year Municipal Blend Index and 2.32% for the Fund’s regulatory broad-based securities market index, the Bloomberg Municipal Bond Index.

Factors Affecting Performance

When municipals sold off in the first quarter and the 10-year AAA yield rose nearly 40 basis points, the Fund returned a positive 0.28% against a benchmark that lost 0.42%. Income drove that result. The Fund’s tilt toward higher-quality issues provided an advantage that more than offset modest price declines, while the index, carrying less income cushion and a heavier weighting in the belly of the yield curve, had no such buffer. The second quarter reversed the tape, and the Fund returned 1.46% against 1.67%. The barbell strategy pairs longer-dated Colorado holdings with a meaningful short-end allocation that is used as both an income anchor and to have funds available to invest when opportunities arise, and during the period the Fund continued to avoid the four- to seven-year part of the yield curve, where relentless demand for Separately Managed Accounts compresses yields to levels we do not believe compensate for the risk.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	SBH Colorado Tax Free - Retail	Bloomberg 1-15 Year Municipal Blend Index	Bloomberg Municipal Bond Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$9,933	$9,985	$9,951
Jun-2018	$10,095	$10,085	$10,107
Jun-2019	$10,667	$10,703	$10,785
Jun-2020	$11,079	$11,150	$11,264
Jun-2021	$11,588	$11,494	$11,734
Jun-2022	$10,658	$10,743	$10,728
Jun-2023	$10,584	$11,042	$11,070
Jun-2024	$11,029	$11,339	$11,425
Jun-2025	$11,203	$11,638	$11,553
Jun-2026	$11,759	$12,277	$12,365

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
SBH Colorado Tax Free - Retail	4.96%	0.29%	1.63%
Bloomberg 1-15 Year Municipal Blend Index	5.49%	1.33%	2.07%
Bloomberg Municipal Bond Index	7.03%	1.05%	2.15%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Revenue	61.2%
General Obligation	12.8%
Certificate Participation	7.8%
U.S. Treasury Obligations	7.0%
Variable Rate Demand Note	6.8%
Local Authority	2.9%

Fund Statistics

Table Summary
Net Assets	$318,070,131
Number of Portfolio Holdings	172
Portfolio Turnover	41%
Total Advisory Fees Paid*	$461,904
Total Advisory Fees Paid %*	0.30%
Average maturity (years)	9.33
30-day SEC yield (with waivers)	3.27%
30-day SEC yield (without waivers)	3.36%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Ratings Allocation

Table Summary
Rating	% Portfolio
Cash	2.6
AAA	27.4
AA	57.9
A	7.2
BBB	3.0
BB	0.2
Not Rated	1.7

Duration Distribution

Table Summary
Duration	% Portfolio
0-1 yr	19.3
1-3 yrs	24.9
3-4 yrs	11.8
4-6 yrs	2.8
6-8 yrs	9.4
8+ yrs	31.8

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest).

Totals may not sum to 100% due to rounding and, for the Sector Weighting graph only, the exclusion of cash and cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Colorado Tax-Free Fund

TSR-SAR 063026-WTCOX

Semi-Annual Shareholder Report - June 30, 2026

Segall Bryant & Hamill Colorado Tax-Free Fund - Institutional (WICOX)

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Colorado Tax-Free Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the period ending June 30, 2026.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.50%

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the institutional class of the Fund returned 1.89% against a return of 1.39% for the Bloomberg 1-15 Year Municipal Blend Index and 2.32% for the Fund’s regulatory broad-based securities market index, the Bloomberg Municipal Bond Index.

Factors Affecting Performance

When municipals sold off in the first quarter and the 10-year AAA yield rose nearly 40 basis points, the Fund returned a positive 0.38% against a benchmark that lost 0.42%. Income drove that result. The Fund’s tilt toward higher-quality issues provided an advantage that more than offset modest price declines, while the index, carrying less income cushion and a heavier weighting in the belly of the yield curve, had no such buffer. The second quarter reversed the tape, and the Fund returned 1.58% against 1.67%. The barbell strategy pairs longer-dated Colorado holdings with a meaningful short-end allocation that is used as both an income anchor and to have funds available to invest when opportunities arise, and during the period the Fund continued to avoid the four- to seven-year part of the yield curve, where relentless demand for Separately Managed Accounts compresses yields to levels we do not believe compensate for the risk.

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

Table Summary
	SBH Colorado Tax Free - Inst	Bloomberg 1-15 Year Municipal Blend Index	Bloomberg Municipal Bond Index
Jun-2016	$250,000	$250,000	$250,000
Jun-2017	$248,682	$249,620	$248,781
Jun-2018	$253,081	$252,135	$252,673
Jun-2019	$267,868	$267,583	$269,618
Jun-2020	$278,541	$278,761	$281,612
Jun-2021	$291,940	$287,342	$293,343
Jun-2022	$268,751	$268,578	$268,199
Jun-2023	$267,277	$276,051	$276,745
Jun-2024	$279,132	$283,484	$285,636
Jun-2025	$283,646	$290,950	$288,815
Jun-2026	$298,346	$306,923	$309,131

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
SBH Colorado Tax Free - Inst	5.18%	0.44%	1.78%
Bloomberg 1-15 Year Municipal Blend Index	5.49%	1.33%	2.07%
Bloomberg Municipal Bond Index	7.03%	1.05%	2.15%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Revenue	61.2%
General Obligation	12.8%
Certificate Participation	7.8%
U.S. Treasury Obligations	7.0%
Variable Rate Demand Note	6.8%
Local Authority	2.9%

Fund Statistics

Table Summary
Net Assets	$318,070,131
Number of Portfolio Holdings	172
Portfolio Turnover	41%
Total Advisory Fees Paid*	$461,904
Total Advisory Fees Paid %*	0.30%
Average maturity (years)	9.33
30-day SEC yield (with waivers)	3.39%
30-day SEC yield (without waivers)	3.33%

* Net of expenses waived by investment adviser

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Ratings Allocation

Table Summary
Rating	% Portfolio
Cash	2.6
AAA	27.4
AA	57.9
A	7.2
BBB	3.0
BB	0.2
Not Rated	1.7

Duration Distribution

Table Summary
Duration	% Portfolio
0-1 yr	19.3
1-3 yrs	24.9
3-4 yrs	11.8
4-6 yrs	2.8
6-8 yrs	9.4
8+ yrs	31.8

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest).

Totals may not sum to 100% due to rounding and, for the Sector Weighting graph only, the exclusion of cash and cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Colorado Tax-Free Fund

TSR-SAR 063026-WICOX

Semi-Annual Shareholder Report - June 30, 2026

Barrett Growth Fund (BGRWX)

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Barrett Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the period ending June 30, 2026.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$48	0.99%

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the Fund returned -2.53% against a return of 10.21% for the Fund’s regulatory broad-based securities market index, the S&P 500® Index.

Contributors to Return

The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Communication Services, and Consumer Discretionary. While the Adviser believes the artificial intelligence momentum is still healthy at period end, the industrial renaissance is another key driver to U.S. economic growth. The three individual securities that contributed the most on an absolute basis were EnerSys, Alphabet, Inc., and NVIDIA Corp. In the case of NVIDIA Corp., the company continued to post strong earnings during the period, thereby making its stock valuation, in the Adviser’s view, still reasonable on a relative basis.

Detractors from Return

The three sectors that detracted most from the Fund’s returns on an absolute basis were Information Technology, Financials, and Health Care. During the period, higher interest-rate expectations created a tougher environment for loan demand and increased credit risk. The three individual securities that detracted the most on an absolute basis were Microsoft Corp., Ares Management Corp., and Fair Isaac Corp. In the case of Fair Isaac Corp., the company’s stock continues to be impacted by the pause in the broader real estate market.

Stock Performance

Table Summary
Top 5	Average Weight	Contribution To Return
EnerSys	3.28	1.50
Alphabet, Inc.	8.93	1.08
NVIDIA Corp.	10.13	0.75
Eli Lilly & Co.	3.45	0.45
Starbucks Corp.	2.07	0.40

Bottom 5
ServiceNow, Inc.	0.89	-0.53
Intuitive Surgical, Inc.	1.25	-0.53
Fair Isaac Corp.	2.51	-1.30
Ares Management Corp.	4.15	-1.57
Microsoft Corp.	6.54	-1.67

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Barrett Growth	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,437	$11,790
Jun-2018	$13,577	$13,484
Jun-2019	$15,437	$14,889
Jun-2020	$17,703	$16,006
Jun-2021	$23,868	$22,536
Jun-2022	$19,657	$20,144
Jun-2023	$23,698	$24,091
Jun-2024	$31,481	$30,006
Jun-2025	$33,782	$34,556
Jun-2026	$35,507	$42,271

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Barrett Growth	5.11%	8.27%	13.51%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$21,585,394
Number of Portfolio Holdings	27
Portfolio Turnover	5%
Total Advisory Fees Paid*	$22,392
Total Advisory Fees Paid %*	0.19%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Table Summary
Value	Value
Information Technology	26.3%
Consumer Discretionary	17.3%
Financials	16.8%
Health Care	11.1%
Industrials	9.7%
Communication Services	9.1%
Materials	5.1%
Consumer Staples	4.3%
Energy	1.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corp.	9.9%
Alphabet, Inc.	9.1%
Amazon.com, Inc.	6.6%
TJX Cos., Inc. (The)	6.5%
Microsoft Corp.	6.5%
Apple, Inc.	5.7%
Visa, Inc.	5.5%
JPMorgan Chase & Co.	5.3%
Eli Lilly & Co.	4.4%
Costco Wholesale Corp.	4.3%

Country Weighting (% of net assets)

Table Summary
Value	Value
United States	97.1%
Ireland	2.2%
Netherlands	1.6%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Barrett Growth Fund

TSR-SAR 063026-BGRWX

Semi-Annual Shareholder Report - June 30, 2026

Barrett Opportunity Fund (SAOPX)

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Barrett Opportunity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes changes to the Fund that occurred during the period ending June 30, 2026.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$50	0.99%

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the Fund returned 3.84% against a return of 10.21% for the Fund’s regulatory broad-based securities market index, the S&P 500® Index.

Contributors to Return

The three sectors that contributed most to the Fund’s returns on an absolute basis were Consumer Discretionary, Communication Services, and Energy. The Fund benefited from both strong stock selection and an overweight position in the Communications Services sector. The three individual securities that contributed the most on an absolute basis were Murphy USA, Inc., The Bank of New York Mellon Corp., and Alphabet, Inc. Increased fuel volumes and high margins supported Murphy USA’s strong performance during the first half of the year.

Detractors from Return

The three sectors that detracted most from the Fund’s returns on an absolute basis were Financials, Information Technology, and Consumer Staples. The threat posed by artificial intelligence technology on the software industry negatively impacted the Fund’s holdings in software companies. The three individual securities that detracted the most on an absolute basis were Microsoft Corp., Jefferies Financial Group, Inc., and Ares Management Corp. Weakness in the credit markets had significant adverse impact on the shares of both Ares Management and Jefferies Financial Group.

Stock Performance

Table Summary
Top 5	Average Weight	Contribution To Return
Murphy USA, Inc.	6.93	2.12
Bank of New York Mellon Corp. (The)	9.12	2.11
Alphabet, Inc.	14.42	1.82
Shell PLC	11.06	1.06
General Dynamics Corp.	13.07	0.74

Bottom 5
Thermo Fisher Scientific, Inc.	0.87	-0.28
Automatic Data Processing, Inc.	2.11	-0.30
Ares Management Corp.	1.84	-0.76
Jefferies Financial Group, Inc.	6.54	-1.56
Microsoft Corp.	8.92	-2.35

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Barrett Opportunity	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$12,298	$11,790
Jun-2018	$13,315	$13,484
Jun-2019	$13,414	$14,889
Jun-2020	$12,841	$16,006
Jun-2021	$17,019	$22,536
Jun-2022	$17,246	$20,144
Jun-2023	$19,343	$24,091
Jun-2024	$24,117	$30,006
Jun-2025	$25,321	$34,556
Jun-2026	$30,724	$42,271

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Barrett Opportunity	21.34%	12.54%	11.88%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$22,845,970
Number of Portfolio Holdings	17
Portfolio Turnover	2%
Total Advisory Fees Paid*	$35,970
Total Advisory Fees Paid %*	0.31%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Table Summary
Value	Value
Financials	21.0%
Information Technology	16.4%
Industrials	15.3%
Energy	14.9%
Communication Services	14.8%
Consumer Discretionary	9.1%
Health Care	5.1%
Consumer Staples	2.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc.	14.8%
General Dynamics Corp.	13.2%
Bank of New York Mellon Corp. (The)	12.5%
Shell PLC	10.4%
Apple, Inc.	8.2%
Microsoft Corp.	8.2%
Murphy USA, Inc.	7.8%
Jefferies Financial Group, Inc.	5.4%
Murphy Oil Corp.	4.5%
Eli Lilly & Co.	2.9%

Country Weighting (% of net assets)

Table Summary
Value	Value
United States	89.1%
United Kingdom	10.4%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk. In addition, Financial Sector Risk was removed as a principal risk due to changes in the Fund's portfolio allocation.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Barrett Opportunity Fund

TSR-SAR 063026-SAOPX

Semi-Annual Shareholder Report - June 30, 2026

Segall Bryant & Hamill Select Equity ETF (USSE) NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about Segall Bryant & Hamill Select Equity ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.cisbh.com/funds/etfs. You can also request this information by contacting us at (800) 836-4265. This report describes changes to the Fund that occurred during the fiscal year ending December 31, 2025.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SBH Select Equity ETF	$35	0.65%

How did the Fund perform during the reporting period?

Fund Performance

For the first six months of 2026, the ETF returned 20.07% against a return of 10.32% for the Russell 1000® Index and 10.86% for the Fund’s regulatory broad-based securities market index, the Russell 3000® Index.

Contributors to Return

The three sectors that contributed most to the ETF’s returns on an absolute basis were Information Technology, Industrials, and Financials. The Information Technology sector’s outperformance reflected the ongoing strength of artificial intelligence (AI)-related investment trends during the period. The three individual securities that contributed the most on an absolute basis were ATI, Inc., Palo Alto Networks, Inc., and Marvell Technology, Inc. For Palo Alto Networks, Inc., the Adviser believes an expanding addressable market, due to AI agents, positive bookings trends, and faster-than-anticipated integration of recent acquisitions lead to the outperformance during the period.

Detractors from Return

The only sector that detracted from the ETF’s returns on an absolute basis was Communication Services. The underperformance in Communication Services was due to stock selection as the ETF experienced weakness in Meta Platforms, Inc., which as of the end of the period, represents a significant weight in the sector. The three individual securities that detracted the most on an absolute basis were Microsoft Corp., Meta Platforms, Inc., and Analog Devices, Inc. Meta Platforms, Inc. underperformed due to delays in the rollout of its large language model initiatives coupled with continued investor concerns regarding the pace of AI capital expenditure growth.

Stock Performance

Table Summary
Top 5	Average Weight	Contribution To Return
ATI, Inc.	6.68	4.09
Palo Alto Networks, Inc.	3.09	3.83
Marvell Technology, Inc.	1.66	3.00
Quanta Services, Inc.	4.85	2.84
Monolithic Power Systems, Inc.	5.07	2.80

Bottom 5
Visa, Inc.	4.26	-0.20
Chevron Corp.	0.66	-0.35
Analog Devices, Inc.	1.76	-0.38
Meta Platforms, Inc.	3.20	-1.36
Microsoft Corp.	6.18	-1.70

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	SBH Select Equity ETF - NAV	Russell 1000® Index	Russell 3000® Index
08/29/23	$10,000	$10,000	$10,000
06/30/24	$11,911	$12,230	$12,160
06/30/25	$12,886	$14,146	$14,021
06/30/26	$16,166	$17,259	$17,219

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (08/29/2023)
SBH Select Equity ETF - NAV	25.45%	18.44%
Russell 1000® Index	22.01%	21.20%
Russell 3000® Index	22.81%	21.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund  distributions or redemption of fund shares. Call (800) 836-4265 or visit www.cisbh.com/funds/etfs for current month-end performance.

What did the Fund invest in?

Fund Statistics

Table Summary
Net Assets	$358,864,852
Number of Portfolio Holdings	20
Portfolio Turnover	59%
Total Advisory Fees Paid*	$844,299
Total Advisory Fees Paid %*	0.54%

* Net of expenses waived by investment adviser

Sector Weighting (% of net assets)

Table Summary
Value	Value
Information Technology	53.0%
Financials	13.1%
Industrials	11.9%
Communication Services	7.0%
Consumer Discretionary	5.5%
Health Care	4.5%
Energy	3.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc.	7.0%
Palo Alto Networks, Inc.	6.9%
ATI, Inc.	6.8%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	5.5%
Microsoft Corp.	5.4%
Quanta Services, Inc.	5.1%
Arista Networks, Inc.	4.9%
Apple, Inc.	4.7%
Marvell Technology, Inc.	4.7%

Country Weighting (% of net assets)

Table Summary
Value	Value
United States	94.9%
Canada	3.4%

Top ten holdings do not include any cash or cash equivalents. Holdings are subject to change.

The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800) 392-2673. Effective April 30, 2026, the principal strategies and risks section of the Fund's prospectus was revised to remove the integrated approach to environmental, social, and corporate governance ("ESG") factors as a principal strategy within its investment process and the ESG Risk as a principal risk. In addition, Portfolio Turnover Risk and Tax Risk were added as principal risks.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/etfs), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Segall Bryant & Hamill Select Equity ETF

TSR-SAR 063026-USSE

Semi-Annual Shareholder Report - June 30, 2026

(b) Not applicable.

Item 2. Code of Ethics.

Not required.

Item 3. Audit Committee Financial Expert.

Not required.

Item 4. Principal Accountant Fees and Services.

Not required.

Item 5. Audit Committee of Listed Registrants.

Not required.

Item 6. Investments.

(a) The registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Segall Bryant & Hamill Small Cap Value Fund
(Ticker Symbol: Retail - SBRVX; Institutional - SBHVX)

Segall Bryant & Hamill Small Cap Growth Fund
(Ticker Symbol: Retail - WTSGX; Institutional - WISGX)

Segall Bryant & Hamill Small Cap Core Fund
(Ticker Symbol: Retail - SBHCX; Institutional - SBASX)

Segall Bryant & Hamill All Cap Fund
(Ticker Symbol: Retail - SBRAX; Institutional - SBHAX)

Segall Bryant & Hamill Emerging Markets Fund
(Ticker Symbol: Retail - SBHEX; Institutional - SBEMX)

Segall Bryant & Hamill International Small Cap Fund
(Ticker Symbol: Retail - SBHSX; Institutional - SBSIX)

Segall Bryant & Hamill International Equity Fund
(Ticker Symbol: Retail - CIQRX; Institutional - CIEQX)

Segall Bryant & Hamill Global All Cap Fund
(Ticker Symbol: Retail - WTMVX; Institutional - WIMVX)

Segall Bryant & Hamill Plus Bond Fund
(Ticker Symbol: Retail - WTIBX; Institutional - WIIBX)

Segall Bryant & Hamill Quality High Yield Fund
(Ticker Symbol: Retail - WTLTX; Institutional - WILTX)

Segall Bryant & Hamill Municipal Opportunities Fund
(Ticker Symbol: Retail - WTTAX; Institutional - WITAX)

Segall Bryant & Hamill Colorado Tax Free Fund
(Ticker Symbol: Retail - WTCOX; Institutional - WICOX)

Barrett Growth Fund
(Ticker Symbol: BGRWX)

Barrett Opportunity Fund
(Ticker Symbol: SAOPX)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION
JUNE 30, 2026

Financial Statements | June 30, 2026 |

Intentionally Left Blank

Segall Bryant & Hamill Small Cap Value Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.7%
Consumer Discretionary — 6.0%
Automobiles & Components — 1.1%
Gentherm, Inc. (a)	140,935	$4,807,293

Consumer Discretionary Distribution & Retail — 0.9%
Advance Auto Parts, Inc.	65,923	4,101,729

Consumer Durables & Apparel — 2.6%
Capri Holdings, Ltd. (a)	327,835	6,087,896
VF Corp.	326,798	5,450,990
		11,538,886
Consumer Services — 1.4%
Papa John’s International, Inc.	173,123	6,365,733

Energy — 4.2%
Energy — 4.2%
California Resources Corp.	38,464	2,033,592
CNX Resources Corp. (a)	137,505	4,665,544
Crescent Energy Co. - Class A	422,506	4,149,009
Helmerich & Payne, Inc.	109,097	3,571,836
Murphy Oil Corp.	134,588	4,382,185
		18,802,166
Financials — 18.0%
Banks — 14.7%
Ameris Bancorp	65,797	5,938,837
Columbia Banking System, Inc.	100,484	3,220,512
Community Bank System, Inc.	83,638	5,613,783
First Bancorp	92,328	5,902,529
Glacier Bancorp, Inc.	98,150	5,062,577
Hancock Whitney Corp.	44,019	3,289,100
National Bank Holdings Corp. - Class A	161,049	7,155,407
Peoples BanCorp, Inc.	55,099	2,116,353
Seacoast Banking Corp. of Florida	185,009	6,151,549
Southstate Bank Corp.	36,122	3,608,588
Texas Capital Bancshares, Inc.	72,257	7,461,258
United Community Banks, Inc.	107,530	3,773,228
WesBanco, Inc.	162,017	6,323,523
		65,617,244
Financial Services — 3.3%
Cohen & Steers, Inc.	76,487	5,823,720
DigitalBridge Group, Inc.	281,926	4,448,792
Dynex Capital, Inc.	349,677	4,584,266
		14,856,778
Health Care — 7.1%
Health Care Equipment & Services — 7.1%
Acadia Healthcare Co., Inc. (a)	100,887	2,979,193
Adapthealth Corp. (a)	566,874	5,906,827
AngioDynamics, Inc. (a)	205,492	2,673,451
ICU Medical, Inc. (a)	39,879	5,846,262
Molina Healthcare, Inc. (a)	25,913	5,926,303
NeoGenomics, Inc. (a)	221,418	3,230,489
QuidelOrtho Corp. (a)	292,457	5,122,384
		31,684,909

	Shares	Value
Industrials — 25.3%
Capital Goods — 23.6%
AAR Corp. (a)	18,325	$2,619,192
Astec Industries, Inc.	36,160	2,212,630
AZZ, Inc.	48,829	7,570,937
Enerpac Tool Group Corp.	56,727	2,034,230
EnerSys	24,297	5,681,125
Franklin Electric Co., Inc.	74,369	7,971,613
Gibraltar Industries, Inc. (a)	89,982	4,058,188
Mercury Systems, Inc. (a)	187,852	22,979,935
Quanex Building Products Corp.	214,677	3,997,286
Stratasys Ltd. (Israel) (a)	346,061	2,962,282
Terex Corp.	111,801	8,093,274
Timken Co., (The)	147,992	21,506,198
Valmont Industries, Inc.	24,276	14,021,818
		105,708,708
Transportation — 1.7%
ArcBest Corp.	30,796	4,420,458
GXO Logistics, Inc. (a)	62,704	3,179,092
		7,599,550
Information Technology — 15.9%
Semiconductors & Semiconductor Equipment — 2.0%
Cohu, Inc. (a)	35,031	2,589,141
Photronics, Inc. (a)	73,605	2,394,371
Synaptics, Inc. (a)	30,976	3,848,149
		8,831,661
Software & Services — 6.0%
Core Scientific, Inc. (a)	249,829	6,393,124
MARA Holdings, Inc. (a)	530,656	7,370,812
Progress Software Corp. (a)	125,860	4,226,379
SentinelOne, Inc. - Class A (a)	522,451	8,865,993
		26,856,308
Technology Hardware & Equipment — 7.9%
Belden, Inc.	82,880	9,938,141
Frequency Electronics, Inc. (a)	44,766	2,970,224
IPG Photonics Corp. (a)	92,172	10,813,619
Littelfuse, Inc.	16,633	7,573,504
Rogers Corp. (a)	17,163	2,810,098
Vishay Precision Group, Inc. (a)	7,795	1,168,548
		35,274,134
Materials — 12.3%
Materials — 12.3%
Alamos Gold, Inc. - Class A (Canada)	86,558	2,626,170
Celanese Corp.	104,555	4,809,530
Cleveland-Cliffs, Inc. (a)	237,894	2,233,825
Eagle Materials, Inc.	26,283	5,913,675
Element Solutions, Inc.	84,082	4,014,915
Ingevity Corp. (a)	174,353	13,018,939
Louisiana-Pacific Corp.	77,076	6,062,798
MP Materials Corp. (a)	41,236	2,309,628
O-I Glass, Inc. (a)	589,621	5,678,050
Olin Corp.	119,468	2,367,856
Sensient Technologies Corp.	49,659	6,122,458
		55,157,844

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	1

Segall Bryant & Hamill Small Cap Value Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Shares	Value
Real Estate — 5.3%
Equity Real Estate Investment Trusts (REITs) — 5.3%
CareTrust REIT, Inc.	139,064	$5,611,232
Kilroy Realty Corp.	132,919	4,980,475
National Health Investors, Inc.	45,702	3,485,235
STAG Industrial, Inc.	166,700	6,344,602
Terreno Realty Corp.	53,951	3,494,406
		23,915,950
Utilities — 3.6%
Utilities — 3.6%
MGE Energy, Inc.	29,257	2,385,616
New Jersey Resources Corp.	70,967	3,976,991
OGE Energy Corp.	93,887	4,568,541
TXNM Energy, Inc.	94,862	5,386,264
		16,317,412
Investments at Value — 97.7% (Cost $312,813,485)		$437,436,305

Other Assets in Excess of Liabilities — 2.3%		10,180,678

Net Assets — 100.0%		$447,616,983

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of Segall Bryant & Hamill, LLC (the “Adviser”), the adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

2	| www.cisbh.com/funds

Segall Bryant & Hamill Small Cap Growth Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.3%
Consumer Discretionary — 7.3%
Automobiles & Components — 1.1%
Patrick Industries, Inc.	42,306	$3,798,233

Consumer Discretionary Distribution & Retail — 2.4%
Boot Barn Holdings, Inc. (a)	19,614	3,221,992
Revolve Group, Inc. (a)	209,800	4,802,322
		8,024,314
Consumer Durables & Apparel — 3.4%
Cavco Industries, Inc. (a)	9,707	5,963,786
Installed Building Products, Inc.	24,813	5,703,020
		11,666,806
Consumer Services — 0.4%
Kura Sushi USA, Inc. - Class A (a)	25,023	1,440,324

Consumer Staples — 0.8%
Food, Beverage & Tobacco — 0.8%
Vita Coco Company, Inc. (The) (a)	39,325	2,600,955

Energy — 2.6%
Energy — 2.6%
Matador Resources Co.	36,351	1,809,553
Range Resources Corp.	102,708	3,819,711
TechnipFMC PLC (United Kingdom)	50,395	3,341,188
		8,970,452
Financials — 10.7%
Banks — 0.4%
Coastal Financial Corp. (a)	18,582	1,440,291

Financial Services — 8.6%
Dave, Inc. (a)	6,459	2,406,559
Enova International, Inc. (a)	13,821	3,327,129
Evercore, Inc. - Class A	9,159	3,127,249
Hamilton Lane, Inc. - Class A	28,286	2,229,785
Houlihan Lokey, Inc.	43,829	5,878,784
StepStone Group, Inc. - Class A	68,053	2,814,672
StoneX Group, Inc. (a)	79,622	9,435,207
		29,219,385
Insurance — 1.7%
Skyward Specialty Insurance Group, Inc. (a)	96,744	5,645,013

Health Care — 24.2%
Health Care Equipment & Services — 9.0%
Ensign Group, Inc. (The)	29,836	4,782,711
Glaukos Corp. (a)	44,251	6,184,520
Guardant Health, Inc. (a)	62,000	9,301,860
HealthEquity, Inc. (a)	45,125	4,075,690
PROCEPT BioRobotics Corp. (a)	55,027	1,242,509
RadNet, Inc. (a)	80,519	4,965,607
		30,552,897

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences — 15.2%
Alkermes PLC (Ireland) (a)	118,752	$6,222,011
Cogent Biosciences, Inc. (a)	110,426	4,273,486
Crinetics Pharmaceuticals, Inc. (a)	47,843	1,790,285
Cytokinetics, Inc. (a)	67,191	5,724,001
Denali Therapeutics, Inc. (a)	136,287	3,505,302
Madrigal Pharmaceuticals, Inc. (a)	8,467	4,546,356
Mirum Pharmaceuticals, Inc. (a)	46,927	5,493,744
Protagonist Therapeutics, Inc. (a)	49,951	6,122,994
PTC Therapeutics, Inc. (a)	59,630	4,864,019
Rhythm Pharmaceuticals, Inc. (a)	32,013	3,554,403
Scholar Rock Holding Corp. (a)	49,544	2,724,920
Vaxcyte, Inc. (a)	48,655	2,828,315
		51,649,836
Industrials — 26.3%
Capital Goods — 24.4%
Beta Technologies, Inc. - Class A (a)	94,799	1,587,883
Cardinal Infrastructure Group, Inc. - Class A (a)	33,633	3,168,229
CECO Environmental Corp. (a)	68,403	6,206,888
Construction Partners, Inc. - Class A (a)	35,952	4,270,019
CSW Industrials, Inc.	11,673	3,248,596
ESCO Technologies, Inc.	16,064	5,623,043
Everus Construction Group, Inc. (a)	16,391	2,720,086
Firefly Aerospace, Inc. (a)	44,512	1,308,653
FTAI Aviation, Ltd. (Bermuda)	12,287	3,324,002
Graham Corp. (a)	47,333	5,859,352
Griffon Corp.	35,163	3,429,447
IES Holdings, Inc. (a)	3,416	2,509,599
Karman Holdings, Inc. (a)	50,998	2,545,820
Limbach Holdings, Inc. (a)	65,564	5,048,428
Mercury Systems, Inc. (a)	38,477	4,706,891
Modine Manufacturing Co. (a)	18,015	4,810,365
Moog, Inc. - Class A	16,221	6,875,109
Nextpower, Inc. - Class A (a)	19,630	2,338,718
Simpson Manufacturing Co., Inc.	14,856	3,110,104
Sterling Infrastructure, Inc. (a)	4,434	3,721,722
VSE Corp.	22,209	5,074,757
York Space Systems, Inc. (a)	62,182	1,530,921
		83,018,632
Commercial & Professional Services — 1.1%
Casella Waste Systems, Inc. - Class A (a)	38,817	3,764,084

Transportation — 0.8%
Saia, Inc. (a)	5,976	2,516,852

Information Technology — 17.9%
Semiconductors & Semiconductor Equipment — 8.3%
Allegro MicroSystems, Inc. (a)	76,160	5,302,259
Impinj, Inc. (a)	12,546	1,796,964
Lattice Semiconductor Corp. (a)	25,955	3,970,077
MACOM Technology Solutions Holdings, Inc. (a)	10,732	4,082,131
Onto Innovation, Inc. (a)	19,861	7,516,395
Rambus, Inc. (a)	41,984	5,572,956
		28,240,782

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	3

Segall Bryant & Hamill Small Cap Growth Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Shares	Value
Software & Services — 3.5%
Descartes Systems Group, Inc. (The) (Canada) (a)	40,345	$2,793,488
JFrog, Ltd. (a)	52,230	4,746,663
Procore Technologies, Inc. (a)	59,900	2,433,138
ServiceTitan, Inc. - Class A (a)	28,965	2,048,115
		12,021,404
Technology Hardware & Equipment — 6.1%
Itron, Inc. (a)	22,433	1,941,127
Littelfuse, Inc.	6,746	3,071,656
Mirion Technologies, Inc. (a)	296,313	5,312,892
nLight, Inc. (a)	45,075	3,138,122
Novanta, Inc. (Canada) (a)	27,559	4,471,172
OSI Systems, Inc. (a)	12,697	2,776,834
		20,711,803
Materials — 5.4%
Materials — 5.4%
Hawkins, Inc.	23,431	3,329,545
Knife River Corp. (a)	22,354	1,869,912
Materion Corp.	38,699	11,508,696
United States Lime & Minerals, Inc.	15,891	1,663,311
		18,371,464
Real Estate — 1.1%
Equity Real Estate Investment Trusts (REITs) — 1.1%
Terreno Realty Corp.	57,952	3,753,551

Investments at Value — 96.3% (Cost $240,429,009)		$327,407,078

Other Assets in Excess of Liabilities — 3.7%		12,649,571

Net Assets — 100.0%		$340,056,649

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

4	| www.cisbh.com/funds

Segall Bryant & Hamill Small Cap Core Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.2%
Consumer Discretionary — 7.6%
Automobiles & Components — 0.8%
Gentherm, Inc. (a)	26,712	$911,146

Consumer Discretionary Distribution & Retail — 0.4%
Bath & Body Works, Inc.	18,939	438,059

Consumer Durables & Apparel — 3.6%
Capri Holdings, Ltd. (a)	68,536	1,272,713
Columbia Sportswear Co.	14,702	908,878
Gildan Activewear, Inc. (Canada)	19,136	987,418
Steven Madden, Ltd.	23,980	1,009,558
		4,178,567
Consumer Services — 2.8%
Churchill Downs, Inc.	9,380	840,823
Pursuit Attractions and Hospitality, Inc. (a)	20,920	1,170,893
Texas Roadhouse, Inc.	6,353	1,227,590
		3,239,306
Consumer Staples — 0.9%
Consumer Staples Distribution & Retail — 0.9%
Casey’s General Stores, Inc.	1,241	986,334

Energy — 1.8%
Energy — 1.8%
Chord Energy Corp.	7,199	822,846
Matador Resources Co.	25,407	1,264,760
		2,087,606
Financials — 10.6%
Banks — 10.6%
Ameris Bancorp	21,100	1,904,486
Cullen/Frost Bankers, Inc.	12,656	1,955,605
First Bancorp	17,593	1,124,721
Glacier Bancorp, Inc.	33,087	1,706,628
Seacoast Banking Corp. of Florida	43,056	1,431,612
Southstate Bank Corp.	18,626	1,860,737
United Bankshares, Inc.	23,000	1,054,090
United Community Banks, Inc.	32,588	1,143,513
		12,181,392
Health Care — 13.6%
Health Care Equipment & Services — 7.5%
Chemed Corp.	933	434,535
Encompass Health Corp.	14,774	1,493,356
Ensign Group, Inc. (The)	12,616	2,022,345
Globus Medical, Inc. - Class A (a)	15,957	1,260,763
HealthEquity, Inc. (a)	10,336	933,548
Insulet Corp. (a)	5,945	905,126
iRhythm Holdings, Inc. (a)	6,400	761,280
LeMaitre Vascular, Inc.	8,315	797,907
		8,608,860

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences — 6.1%
Azenta, Inc. (a)	29,400	$750,288
Bio-Techne Corp.	16,733	1,182,186
Halozyme Therapeutics, Inc. (a)	14,743	1,153,935
Repligen Corp. (a)	7,590	1,035,580
Veracyte, Inc. (a)	30,456	1,788,681
Vericel Corp. (a)	23,874	1,062,154
		6,972,824
Industrials — 29.7%
Capital Goods — 26.2%
AAR Corp. (a)	6,600	943,338
Applied Industrial Technologies, Inc.	6,543	2,212,515
Columbus McKinnon Corp.	13,598	205,738
Crane Co.	6,794	1,515,538
Enpro, Inc.	9,036	3,405,939
Flowserve Corp.	22,480	1,667,117
Griffon Corp.	9,032	880,891
ITT, Inc.	8,500	1,680,960
Modine Manufacturing Co. (a)	3,811	1,017,613
Moog, Inc. - Class A	6,265	2,655,358
RBC Bearings, Inc. (a)	4,976	3,204,843
Regal Rexnord Corp.	3,490	831,283
Rush Enterprises, Inc. - Class A	14,192	1,035,803
Simpson Manufacturing Co., Inc.	5,592	1,170,685
SPX Technologies, Inc. (a)	3,828	938,511
Standex International Corp.	5,030	1,799,080
Terex Corp.	14,315	1,036,263
Timken Co. (The)	7,518	1,092,516
UFP Industries, Inc.	6,400	580,736
Valmont Industries, Inc.	3,809	2,200,078
		30,074,805
Commercial & Professional Services — 2.3%
CACI International, Inc. - Class A (a)	2,000	926,520
Casella Waste Systems, Inc. - Class A (a)	17,705	1,716,854
		2,643,374
Transportation — 1.2%
Allegiant Travel Co. (a)	5,849	687,842
Hub Group, Inc. - Class A	16,893	739,745
		1,427,587
Information Technology — 19.9%
Semiconductors & Semiconductor Equipment — 7.6%
Allegro MicroSystems, Inc. (a)	5,980	416,328
Cohu, Inc. (a)	19,360	1,430,898
Lattice Semiconductor Corp. (a)	15,686	2,399,330
MACOM Technology Solutions Holdings, Inc. (a)	4,395	1,671,726
Onto Innovation, Inc. (a)	1,930	730,408
PDF Solutions, Inc. (a)	19,744	1,397,678
Universal Display Corp.	7,933	686,918
		8,733,286

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	5

Segall Bryant & Hamill Small Cap Core Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Shares	Value
Software & Services — 4.8%
ACI Worldwide, Inc. (a)	24,300	$1,222,047
Agilysys, Inc. (a)	17,311	1,808,999
Descartes Systems Group, Inc. (The) (Canada) (a)	18,261	1,264,392
Manhattan Associates, Inc. (a)	4,917	684,692
PAR Technology Corp. (a)	32,806	571,481
		5,551,611
Technology Hardware & Equipment — 7.5%
Advanced Energy Industries, Inc.	3,498	1,304,299
Avnet, Inc.	18,105	1,608,086
Badger Meter, Inc.	4,300	638,034
Benchmark Electronics, Inc.	19,562	1,930,183
Crane NXT Co.	18,085	925,229
Littelfuse, Inc.	4,731	2,154,166
		8,559,997
Materials — 9.1%
Materials — 9.1%
AptarGroup, Inc.	7,411	927,857
Eagle Materials, Inc.	5,400	1,215,000
Element Solutions, Inc.	45,891	2,191,295
Ingevity Corp. (a)	19,008	1,419,327
James Hardie Industries PLC (Ireland) (a)	25,229	660,495
Materion Corp.	9,317	2,770,783
Silgan Holdings, Inc.	26,494	1,229,057
		10,413,814
Real Estate — 2.0%
Equity Real Estate Investment Trusts (REITs) — 2.0%
First Industrial Realty Trust, Inc.	18,800	1,152,628
STAG Industrial, Inc.	28,800	1,096,128
		2,248,756
Investments at Value — 95.2% (Cost $73,900,432)		$109,257,324

Other Assets in Excess of Liabilities — 4.8%		5,505,115

Net Assets — 100.0%		$114,762,439

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

6	| www.cisbh.com/funds

Segall Bryant & Hamill All Cap Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.5%
Communication Services — 6.0%
Media & Entertainment — 6.0%
Alphabet, Inc. - Class C	5,807	$2,051,787
Meta Platforms, Inc. - Class A	1,484	835,923
		2,887,710
Consumer Discretionary — 10.6%
Consumer Discretionary Distribution & Retail — 6.8%
Amazon.com, Inc. (a)	6,779	1,615,707
O’Reilly Automotive, Inc. (a)	9,212	848,333
TJX Cos., Inc. (The)	5,109	774,014
		3,238,054
Consumer Services — 3.8%
InterContinental Hotels Group PLC ADR (United Kingdom)	4,204	727,796
Starbucks Corp.	5,451	557,038
Viking Holdings, Ltd. (Bermuda) (a)	5,342	559,147
		1,843,981
Consumer Staples — 3.6%
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	653	610,862

Food, Beverage & Tobacco — 1.0%
Mondelez International, Inc. - Class A	7,987	461,968

Household & Personal Products — 1.3%
Church & Dwight Co., Inc.	6,720	651,033

Energy — 3.5%
Energy — 3.5%
Chevron Corp.	4,487	743,765
Suncor Energy, Inc. (Canada)	17,651	947,506
		1,691,271
Financials — 13.6%
Banks — 4.4%
Fifth Third Bancorp	10,766	606,879
JPMorgan Chase & Co.	4,547	1,488,370
		2,095,249
Financial Services — 4.6%
Berkshire Hathaway, Inc. - Class B (a)	1,156	578,451
Nasdaq, Inc.	5,461	430,436
Visa, Inc. - Class A	3,410	1,169,937
		2,178,824
Insurance — 4.6%
Globe Life, Inc.	6,885	1,230,212
Reinsurance Group of America, Inc.	4,555	968,620
		2,198,832
Health Care — 10.3%
Health Care Equipment & Services — 4.9%
Cigna Group (The)	2,030	559,630
IDEXX Laboratories, Inc. (a)	1,040	547,498
Intuitive Surgical, Inc. (a)	1,235	491,135
McKesson Corp.	958	723,865
		2,322,128

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences — 5.4%
Eli Lilly & Co.	1,078	$1,292,985
Repligen Corp. (a)	4,777	651,774
Thermo Fisher Scientific, Inc.	1,266	634,722
		2,579,481
Industrials — 13.8%
Capital Goods — 12.2%
ATI, Inc. (a)	9,930	1,957,203
Dover Corp.	2,650	594,342
IDEX Corp.	2,229	505,871
Quanta Services, Inc.	2,073	1,492,643
RTX Corp.	4,158	788,897
Trane Technologies PLC (Ireland)	954	468,567
		5,807,523
Commercial & Professional Services — 1.6%
Cintas Corp.	2,090	355,467
Republic Services, Inc.	1,970	419,768
		775,235
Information Technology — 34.9%
Semiconductors & Semiconductor Equipment — 15.6%
Analog Devices, Inc.	2,524	1,002,457
MACOM Technology Solutions Holdings, Inc. (a)	3,355	1,276,141
Marvell Technology, Inc.	5,090	1,516,260
Monolithic Power Systems, Inc.	862	1,191,594
NVIDIA Corp.	9,862	1,973,288
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	1,080	515,776
		7,475,516
Software & Services — 9.1%
Cadence Design Systems, Inc. (a)	2,184	819,699
Microsoft Corp.	4,205	1,568,549
Palo Alto Networks, Inc. (a)	5,773	1,968,709
		4,356,957
Technology Hardware & Equipment — 10.2%
Amphenol Corp. - Class A	5,900	1,040,288
Apple, Inc.	4,754	1,375,618
Arista Networks, Inc. (a)	8,197	1,392,506
Motorola Solutions, Inc.	2,546	1,057,328
		4,865,740
Materials — 1.0%
Materials — 1.0%
Avery Dennison Corp.	2,985	484,615

Real Estate — 1.2%
Real Estate Management & Development — 1.2%
CBRE Group, Inc. - Class A (a)	4,161	560,445

Investments at Value — 98.5% (Cost $24,526,503)		$47,085,424

Other Assets in Excess of Liabilities — 1.5%		713,023

Net Assets — 100.0%		$47,798,447

(a)	Non-income producing security.

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	7

Segall Bryant & Hamill All Cap Fund	Statement of Investments
June 30, 2026 (Unaudited)

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

8	| www.cisbh.com/funds

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.5%
Communication Services — 5.8%
Media & Entertainment — 3.4%
37 Interactive Entertainment Network Technology Group Co., Ltd. - Class A (China)	58,400	$163,261
Giant Network Group Co., Ltd. (China)	163,600	666,168
Grupo Televisa S.A.B. de C.V. ADR (Mexico) (a)	112,900	305,959
Innocean Worldwide, Inc. (South Korea)	5,232	61,083
Navneet Education, Ltd. (India)	29,898	44,914
Sun TV Network, Ltd. (India)	9,593	52,427
Surya Citra Media Tbk P.T. (Indonesia)	4,601,100	51,004
Taiwan Optical Platform Co., Ltd. (Taiwan)	20,000	49,118
Tencent Holdings, Ltd. (China)	41,600	2,295,600
		3,689,534
Telecommunication Services — 2.4%
Almendral S.A. (Chile)	1,334,327	38,649
America Movil S.A.B. de C.V. ADR (Mexico)	2,000	51,980
APT Satellite Holdings, Ltd. (China)	520,000	145,693
China Tower Corp., Ltd. - H Shares (China) (b)	392,000	441,132
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	10,254	53,639
Empresa Nacional de Telecomunicaciones S.A. (Chile)	9,474	36,986
Etihad Etisalat Co. (Saudi Arabia)	25,868	416,171
Indosat Tbk P.T. (Indonesia)	401,100	38,748
Indus Towers, Ltd. (India)	97,471	404,207
LG Uplus Corp. (South Korea)	14,390	130,132
Mobile Telecommunications Co. KSCP (Kuwait)	118,234	232,869
Ooredoo Q.P.S.C. (Qatar)	58,047	211,268
Telkom S.A. SOC, Ltd. (South Africa)	93,115	319,246
Turk Telekomunikasyon A.S. (Turkey) (a)	24,394	32,160
Turkcell Iletisim Hizmetleri A.S. ADR (Turkey)	8,300	48,804
		2,601,684
Consumer Discretionary — 7.4%
Automobiles & Components — 3.2%
Automotive Axles, Ltd. (India)	4,786	89,775
DRB-Hicom Bhd (Malaysia)	189,600	48,458
FIEM Industries, Ltd. (India)	4,505	107,976
Geely Automobile Holdings, Ltd. (China)	277,000	595,476
Hankook Tire & Technology Co., Ltd. (South Korea)	2,391	96,609
Hero MotoCorp, Ltd. (India)	7,767	394,972
Hong Leong Industries Bhd (Malaysia)	11,600	53,450
Huayu Automotive Systems Co., Ltd. - Class A (China)	187,600	429,663
Hwa Shin Co., Ltd. (South Korea)	7,559	52,035
Kia Corp. (South Korea)	3,496	316,265
Mahindra CIE Automotive, Ltd. (India)	37,201	180,547
Minth Group, Ltd. (China)	10,000	33,885

	Shares	Value
Automobiles & Components (Continued)
Nexen Tire Corp. (South Korea)	16,289	$71,821
SL Corp. (South Korea)	1,287	47,922
SNT Holdings Co., Ltd. (South Korea)	2,817	90,615
Sungwoo Hitech Co., Ltd. (South Korea)	12,080	48,735
Tata Motors, Ltd. (India)	71,135	265,831
Thai Stanley Electric PCL (Thailand)	17,267	129,281
Tianneng Power International, Ltd. (China)	498,000	300,887
TYC Brother Industrial Co., Ltd. (Taiwan)	53,000	51,060
Yadea Group Holdings, Ltd. (China) (b)	40,000	45,498
Yulon Nissan Motor Co., Ltd. (Taiwan)	33,000	51,621
		3,502,382
Consumer Discretionary Distribution & Retail — 2.1%
Alibaba Group Holding, Ltd. ADR (China)	9,170	880,137
Autohellas Tourist and Trading S.A. (Greece)	6,278	80,724
Chow Tai Fook Jewellery Group, Ltd. (China)	115,000	160,481
Far Eastern Department Stores, Ltd. (Taiwan)	62,000	44,907
Hyundai Home Shopping Network Corp. (South Korea)	1,318	70,610
Lewis Group, Ltd. (South Africa)	27,681	153,307
Organizacion Terpel S.A. (Colombia)	12,336	64,210
Oriental Holdings Bhd (Malaysia)	21,500	35,582
Super Group, Ltd. (South Africa) (a)	159,809	190,831
Vipshop Holdings, Ltd. ADR (China)	49,400	655,044
		2,335,833
Consumer Durables & Apparel — 1.6%
361 Degrees International, Ltd. (China)	685,000	351,457
Bosideng International Holdings, Ltd. (China)	80,000	43,779
China Dongxiang Group Co., Ltd. (China)	3,301,000	128,576
China Lilang, Ltd. (China)	207,520	90,061
F&F Holdings Co., Ltd. (South Korea)	5,997	58,080
Guararapes Confeccoes S.A. (Brazil)	77,900	137,880
Haier Smart Home Co., Ltd. - H Shares (China)	86,800	222,027
Handsome Co., Ltd. (South Korea)	2,800	38,072
Hisense Home Appliances Group Co., Ltd. - H Shares (China)	16,000	49,828
Johnson Health Tech. Co., Ltd. (Taiwan)	15,000	59,558
LF Corp. (South Korea)	3,594	51,912
Li Ning Co., Ltd. (China)	112,500	212,082
Mennica Polska S.A. (Poland)	4,712	49,352
Misto Holdings Corp. (South Korea)	2,059	55,523
Vaibhav Global, Ltd. (India)	16,638	40,467
Youngone Corp. (South Korea)	1,241	58,686
Youngone Holdings Co., Ltd. (South Korea)	379	40,339
		1,687,679

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	9

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Shares	Value
Consumer Services — 0.5%
Anima Holding S.A. (Brazil)	69,300	$35,390
DoubleUGames Co., Ltd. (South Korea)	2,108	87,244
Gourmet Master Co., Ltd. (Taiwan)	25,000	52,752
New Oriental Education & Technology Group, Inc. (China) (c)	21,900	100,603
Ser Educacional S.A. (Brazil) (b)	63,300	136,038
Tongcheng Travel Holdings, Ltd. (China) (b)	27,200	41,626
TravelSky Technology, Ltd. - H Shares (China)	86,000	88,841
		542,494
Consumer Staples — 2.5%
Consumer Staples Distribution & Retail — 0.2%
Almacenes Exito S.A. (Colombia)	83,764	119,421
GS Retail Co., Ltd. (South Korea)	3,656	55,841
		175,262
Food, Beverage & Tobacco — 2.1%
Astral Foods, Ltd. (South Africa)	8,042	116,356
British American Tobacco Bhd (Malaysia)	82,112	101,872
China Foods, Ltd. (China)	250,000	98,963
China Resources Beer Holdings Co., Ltd. (China)	16,000	43,579
Dongwon Industries Co., Ltd. (South Korea)	2,528	52,887
Grupo Herdez S.A.B. de C.V. (Mexico)	65,025	213,597
Hey Song Corp. (Taiwan)	50,000	52,626
Japfa Comfeed Indonesia Tbk P.T. (Indonesia)	403,100	43,720
KRBL, Ltd. (India)	130,856	520,704
Namchow Holdings Co., Ltd. (Taiwan)	42,000	41,618
Perusahaan Perkebunan London Sumatra Tbk P.T. (Indonesia)	910,600	64,384
Salim Ivomas Pratama Tbk P.T. (Indonesia)	1,466,400	42,860
Samyang Holdings Corp. (South Korea)	1,645	57,939
Sarawak Oil Palms Bhd (Malaysia)	96,100	108,697
Ta Ann Holdings Bhd (Malaysia)	85,900	111,250
Thai Vegetable Oil PCL (Thailand)	125,100	97,879
Thaifoods Group PCL (Thailand)	793,500	263,665
Tingyi Caymen Islands Holding Corp. (China)	168,000	209,480
		2,242,076
Household & Personal Products — 0.2%
Hengan International Group Co., Ltd. (China)	38,500	106,898
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	51,600	113,943
TCI Co., Ltd. (Taiwan)	12,000	43,492
		264,333

	Shares	Value
Energy — 2.8%
Energy — 2.8%
3R Petroleum Oleo e Gas S.A. (Brazil) (a)	1	$2
Adaro Andalan Indonesia P.T. (Indonesia)	73,547	31,835
Chennai Petroleum Corp., Ltd. (India)	5,305	65,037
China Coal Energy Co., Ltd. - H Shares (China)	85,000	106,759
China Merchants Energy Shipping Co., Ltd. - Class A (China)	23,800	61,843
China Oilfield Services, Ltd. - H Shares (China)	58,000	46,107
Coal India, Ltd. (India)	71,469	332,593
Gazprom PJSC (Russia) *(a)(d)	101,150	0
HD Hyundai Co., Ltd. (South Korea)	416	54,265
LUKOIL PJSC ADR (Russia) *(a)(d)	2,253	0
Mangalore Refinery & Petrochemicals, Ltd. (India)	29,852	47,213
MOL Hungarian Oil & Gas PLC (Hungary)	4,218	50,129
Motor Oil (Hellas) Corinth Refineries S.A. (Greece)	1,403	61,490
Oil & Natural Gas Corp., Ltd. (India)	67,381	167,394
Oil India, Ltd. (India)	14,188	62,533
ORLEN S.A. (Poland)	7,162	240,812
PetroChina Co., Ltd. - Class A (China)	33,900	43,153
PetroChina Co., Ltd. - H Shares (China)	300,000	323,779
Petroleo Brasileiro S.A. ADR (Brazil)	20,700	334,512
PRIO S.A (Brazil) (a)	8,300	83,890
PTT Exploration & Production PCL (Thailand)	44,100	177,180
PTT PCL (Thailand)	94,800	101,383
Rosneft Oil Co. PJSC (Russia) *(a)(d)	16,950	0
Saudi Arabian Oil Co. (Saudi Arabia) (c)	53,969	374,993
Thai Oil PCL (Thailand)	40,000	58,524
Turkiye Petrol Rafinerileri A.S. (Turkey)	13,500	65,609
Vedanta Oil & Gas, Ltd. (India) (a)	19,482	6,648
Yankuang Energy Group Co., Ltd. - H Shares (China)	96,000	135,255
		3,032,938
Financials — 17.0%
Banks — 10.7%
Absa Group, Ltd. (South Africa)	42,367	590,268
Agricultural Bank of China, Ltd. - H Shares (China)	358,000	244,192
Akbank T.A.S. (Turkey)	45,562	75,418
Albaraka Turk Katilim Bankasi A.S. (Turkey)	184,875	32,151
Alior Bank S.A. (Poland)	2,317	80,186
Banco Bradesco S.A. ADR (Brazil)	43,800	151,986
Banco Bradesco S.A. (Brazil)	172,600	526,521
Banco da Amazonia S.A. (Brazil)	7,200	90,641
Banco del Bajio S.A. (Mexico) (b)	16,700	54,093
Banco Itau Chile S.A. (Chile)	3,640	74,201
Bank of Baroda (India)	105,269	303,924

See Notes to Financial Statements.

10	| www.cisbh.com/funds

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Shares	Value
Banks (Continued)
Bank of Changsha Co., Ltd. - Class A (China)	33,900	$43,513
Bank of China, Ltd. - H Shares (China)	117,000	74,614
Bank of Chongqing Co., Ltd. - H Shares (China)	45,000	41,991
Bank of India (India)	82,260	122,446
Bank of Maharashtra (India)	163,906	158,939
Bank of Ningbo Co., Ltd. - Class A (China)	13,000	56,861
Bank of Suzhou Co., Ltd. - Class A (China)	39,700	40,711
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk P.T. (Indonesia)	1,194,500	54,531
Bank Pembangunan Daerah Jawa Timur Tbk P.T. (Indonesia)	4,432,500	124,779
Bank Polska Kasa Opieki S.A. (Poland)	3,893	237,185
Bank Saint Petersburg PJSC (Russia) *(a)(d)	136,120	0
Bank Tabungan Negara Persero Tbk P.T. (Indonesia) (a)	657,500	40,407
Banque Saudi Fransi (Saudi Arabia)	39,641	204,736
BNK Financial Group, Inc. (South Korea)	4,570	50,681
BNPP Bank Polska S.A. (Poland)	3,777	149,386
Canara Bank (India)	219,140	291,618
China CITIC Bank Corp., Ltd. - H Shares (China)	171,000	145,162
China Construction Bank Corp. - H Shares (China)	1,026,000	1,058,273
China Zheshang Bank Co., Ltd. - Class A (China)	200,200	77,592
Chongqing Rural Commercial Bank Co., Ltd. - H Shares (China)	67,000	49,378
City Union Bank, Ltd. (India)	44,512	98,362
Commercial Bank P.S.Q.C. (The) (Qatar)	155,582	173,052
Commercial International Bank S.A.E. (Egypt)	27,156	70,573
DCB Bank, Ltd. (India)	53,153	104,387
East West Banking Corp. (Philippines)	316,400	62,413
Emirates NBD Bank PJSC (United Arab Emirates)	48,116	387,755
Grupo Cibest S.A. ADR (Colombia)	2,300	182,689
Hong Leong Financial Group Bhd (Malaysia)	25,200	113,674
Huaxia Bank Co., Ltd. - Class A (China)	92,200	86,767
Huishang Bank Corp., Ltd. - H Shares (China)	75,384	41,523
IDBI Bank, Ltd. (India)	118,589	105,084
iM Financial Group Co., Ltd. (South Korea)	4,574	49,963
Indian Bank (India)	41,510	359,215
Jammu & Kashmir Bank, Ltd. (The) (India)	68,198	111,792
JB Financial Group Co., Ltd. (South Korea)	3,051	49,318
Karnataka Bank, Ltd. (The) (India)	35,155	101,892

	Shares	Value
Banks (Continued)
Karur Vysya Bank, Ltd. (The) (India)	103,558	$325,314
LH Financial Group PCL (Thailand)	1,529,000	53,373
National Commercial Bank (Saudi Arabia)	20,390	209,890
O-Bank Co., Ltd. (Taiwan)	156,000	51,295
Philippine National Bank (Philippines)	101,600	96,154
Ping An Bank Co., Ltd. - Class A (China)	95,900	142,052
Piraeus Bank S.A. (Greece)	23,114	240,452
Punjab National Bank (India)	118,787	134,325
Qatar National Bank Q.P.S.C. (Qatar)	69,753	330,872
Qatar National Bank S.A.E. (Egypt)	85,141	89,852
Regional S.A.B. de C.V. (Mexico)	20,000	153,293
Riyad Bank (Saudi Arabia)	81,112	429,941
Saudi Awwal Bank (Saudi Arabia)	52,101	448,777
Sberbank of Russia PJSC (Russia) *(a)(d)	19,830	0
Shanghai Commercial & Savings Bank, Ltd. (The) (Taiwan)	138,000	185,865
South Indian Bank, Ltd. (The) (India)	226,048	109,357
State Bank of India (India)	29,656	322,797
TS Financial Holding Co., Ltd. (Taiwan)	405,000	425,696
Turkiye Is Bankasi A.S. (Turkey)	171,095	54,435
Union Bank of India, Ltd. (India)	102,542	187,489
VTB Bank PJSC (Russia) *(a)(d)	67,952	0
Warba Bank KSCP (Kuwait)	330,021	297,806
		11,633,878
Financial Services — 2.7%
AEON Credit Service M Bhd (Malaysia)	41,900	59,759
Bank of Greece (Greece)	3,026	52,367
Bookook Securities Co., Ltd. (South Korea)	1,073	39,483
Can Fin Homes, Ltd. (India)	8,988	82,681
Capital Futures Corp. (Taiwan)	27,000	52,064
Chailease Holding Co., Ltd. (Taiwan)	44,965	166,489
China Bills Finance Corp. (Taiwan)	92,000	51,127
China Galaxy Securities Co., Ltd. - H Shares (China)	63,500	59,866
Daou Data Corp. (South Korea)	2,541	29,974
Daou Technology, Inc. (South Korea)	2,035	47,164
DB Securities Co., Ltd. (South Korea)	8,393	51,323
Gentera S.A.B. de C.V. (Mexico)	128,400	278,246
GF Securities Co., Ltd. - H Shares (China)	49,600	107,945
Hyundai Motor Securities Co., Ltd. (South Korea)	6,888	37,438
IIFL Finance, Ltd. (India)	13,854	74,617
Inversiones La Construccion S.A. (Chile)	2,626	63,361
JM Financial, Ltd. (India)	57,572	74,693
KIWOOM Securities Co., Ltd. (South Korea)	212	47,823
Korea Investment Holdings Co., Ltd. (South Korea)	1,674	242,883
KRUK S.A. (Poland)	664	74,600
Kyobo Securities Co., Ltd. (South Korea)	5,503	35,186
LIC Housing Finance, Ltd. (India)	16,064	96,009

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	11

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Shares	Value
Financial Services (Continued)
Maharashtra Scooters, Ltd. (India)	632	$83,694
Muthoot Finance, Ltd. (India)	3,924	124,846
Power Finance Corp., Ltd. (India)	22,809	102,612
Qifu Technology, Inc. ADR (China)	1,900	30,039
REC, Ltd. (India)	84,235	324,884
Samsung Securities Co., Ltd. (South Korea)	2,191	156,162
Srisawad Corp PCL (Thailand)	83,900	58,785
StoneCo, Ltd. - Class A (Brazil)	12,000	130,080
Taiwan Acceptance Corp. (Taiwan)	19,000	47,867
Turkiye Sinai Kalkinma Bankasi A.S. (Turkey)	101,252	25,864
Yuanta Securities Korea Co., Ltd. (South Korea)	15,541	45,341
		2,955,272
Insurance — 3.6%
Allianz Malaysia Bhd (Malaysia)	33,296	172,189
Anadolu Anonim Turk Sigorta Sirketi (Turkey)	89,817	52,754
Bangkok Life Assurance PCL (Thailand)	94,300	70,200
Cathay Financial Holding Co., Ltd. (Taiwan)	140,000	434,665
Central Reinsurance Co., Ltd. (Taiwan)	44,000	50,157
China Life Insurance Co., Ltd. - H Shares (China)	118,000	403,881
China Pacific Insurance Co., Ltd. - Class A (China)	32,600	137,385
China Pacific Insurance Co., Ltd. - H Shares (China)	70,200	241,425
China Reinsurance Group Corp. - H Shares (China) (b)	319,000	45,263
China Taiping Insurance Holdings Co., Ltd. (China)	86,200	199,227
DB Insurance Co., Ltd. (South Korea)	1,871	163,289
Fubon Financial Holdings Co., Ltd. (Taiwan)	101,000	413,074
Hanwha General Insurance Co., Ltd. (South Korea) (a)	17,418	66,917
Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)	2,081	47,194
KGI Financial Holding Co., Ltd. (Taiwan)	288,000	261,970
Korean Reinsurance Co. (South Korea)	5,976	51,551
MNRB Holdings Bhd (Malaysia)	89,300	60,168
Momentum Metropolitan Holdings (South Africa)	101,936	252,535
New China Life Insurance Co., Ltd. - Class A (China)	17,400	153,368
New China Life Insurance Co., Ltd. - H Shares (China)	39,500	232,797
People’s Insurance Co. Group of China, Ltd. (The) - H Shares (China)	181,000	108,642
Ping An Insurance Group Co. of China, Ltd. - H Shares (China)	8,500	55,580
Syarikat Takaful Malaysia Keluarga Bhd (Malaysia)	72,900	57,912

	Shares	Value
Insurance (Continued)
Taiwan Fire & Marine Insurance Co., Ltd. (Taiwan)	42,000	$73,125
Wiz Co. Participacoes e Correragem de Seguros S.A. (Brazil)	96,600	148,181
		3,953,449
Health Care — 2.0%
Health Care Equipment & Services — 0.5%
China Resources Medical Holdings Co., Ltd. (China)	364,000	110,662
Diagnosticos da America S.A. (Brazil) (a)	64,300	33,832
Genertec Universal Medical Group Co., Ltd. (China) (b)	255,500	144,836
Pegavision Corp. (Taiwan)	6,000	65,469
TaiDoc Technology Corp. (Taiwan)	12,000	47,125
United Orthopedic Corp. (Taiwan)	44,000	127,280
		529,204
Pharmaceuticals, Biotechnology & Life Sciences — 1.5%
China Shineway Pharmaceutical Group, Ltd. (China)	110,000	103,786
CSPC Pharmaceutical Group, Ltd. (China)	198,000	176,865
DongKook Pharmaceutical Co., Ltd. (South Korea)	9,532	118,709
Lupin, Ltd. (India)	2,075	53,136
Shandong Xinhua Pharmaceutical Co., Ltd. - H Shares (China)	233,488	165,814
Sihuan Pharmaceutical Holdings Group, Ltd. (China)	1,016,000	107,875
Strides Pharma Science, Ltd. (India)	55,860	646,124
WuXi AppTec Co., Ltd. - Class A (China)	15,400	283,183
		1,655,492
Industrials — 7.1%
Capital Goods — 5.1%
Balmer Lawrie & Co., Ltd. (India)	95,386	184,419
BOC Aviation, Ltd. (China) (b)	13,600	141,407
China Aircraft Leasing Group Holdings, Ltd. (China)	103,000	44,791
China CSSC Holdings, Ltd. (China)	18,500	92,289
China National Chemical Engineering Co., Ltd. (China)	65,000	70,462
CITIC Resources Holdings, Ltd. (China)	852,000	53,231
Ellaktor S.A. (Greece)	58,394	92,831
Far Eastern New Century Corp. (Taiwan)	48,000	43,167
GS Holdings Corp. (South Korea)	3,363	144,904
GT Capital Holdings, Inc. (Philippines)	7,030	55,687
HAP Seng Consolidated Bhd (Malaysia)	53,200	34,919
HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (South Korea)	1,168	266,993
HDC Holdings Co., Ltd. (South Korea)	3,297	44,630
Hy-Lok Corp. (South Korea)	1,981	40,793
Hyundai GF Holdings (South Korea)	24,923	257,646
Jamna Auto Industries, Ltd. (India)	88,431	123,322
Kajaria Ceramics, Ltd. (India)	6,542	83,917
KOC Holding A.S. (Turkey)	13,493	56,175
Korea Electric Terminal Co., Ltd. (South Korea)	1,388	62,840

See Notes to Financial Statements.

12	| www.cisbh.com/funds

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Shares	Value
Capital Goods (Continued)
Leoch International Technology, Ltd. (China)	241,000	$31,068
Lonking Holdings, Ltd. (China)	147,000	48,861
LT Group, Inc. (Philippines)	386,000	93,967
LX International Corp. (South Korea)	2,630	62,745
Mills Locacao Servicos e Logistica S.A. (Brazil)	38,000	114,523
Nava, Ltd. (India)	16,911	108,675
Samsung E&A Co., Ltd. (South Korea)	3,706	115,773
Sime Darby Bhd (Malaysia)	88,500	46,516
SK Square Co., Ltd. (South Korea)	1,979	2,241,619
SK, Inc. (South Korea)	1,003	550,904
Yutong Bus Co., Ltd. (China)	16,400	64,864
Zhejiang Huayou Cobalt Co., Ltd. - Class A (China)	11,900	85,118
ZMJ Group Co., Ltd. - H Shares (China)	20,000	30,692
		5,489,748
Commercial & Professional Services — 0.2%
eClerx Services, Ltd. (India)	5,210	73,232
NICE Information Service Co., Ltd. (South Korea)	5,712	50,959
Tianjin Capital Environmental Protection Group Co., Ltd. - H Shares (China)	86,000	38,875
Zetrix Ai Bhd (Malaysia)	244,200	45,583
		208,649
Transportation — 1.8%
Chinese Maritime Transport, Ltd. (Taiwan)	33,000	53,636
COSCO SHIPPING Holdings Co., Ltd. - Class A (China)	62,800	122,835
COSCO SHIPPING Holdings Co., Ltd. - H Shares (China)	68,500	113,814
Evergreen Marine Corp. Taiwan, Ltd. (Taiwan)	21,200	123,224
Gujarat Pipavav Port, Ltd. (India)	94,693	151,653
JD Logistics, Inc. (China) (a)(b)	51,100	76,909
Latam Airlines Group S.A. ADR (Chile)	6,100	355,447
Pan Ocean Co., Ltd. (South Korea)	12,786	39,381
Qingdao Port International Co., Ltd. - H Shares (China) (b)	44,000	35,344
Regional Container Lines PCL (Thailand)	61,900	59,216
Shipping Corp. of India, Ltd. (India)	54,359	176,011
Taiwan Navigation Co., Ltd. (Taiwan)	61,000	57,127
Tianjin Port Development Holdings, Ltd. (China)	210,471	15,864
VRL Logistics, Ltd. (India)	65,538	163,484
Wan Hai Lines, Ltd. (Taiwan)	31,000	77,318
YTO Express Group Co., Ltd. - Class A (China)	44,800	104,159
Yuexiu Transport Infrastructure, Ltd. (China)	122,000	56,236
Zhejiang Expressway Co., Ltd. - H Shares (China)	44,160	33,414
ZTO Express, Inc. (China) (c)	8,000	177,033
		1,992,105

	Shares	Value
Information Technology — 43.9%
Semiconductors & Semiconductor Equipment — 26.7%
ADATA Technology Co., Ltd. (Taiwan)	13,000	$172,142
ChipMOS Technologies, Inc. (Taiwan)	72,000	229,913
Formosa Advanced Technologies Co., Ltd. (Taiwan)	31,000	71,574
Global Mixed Mode Technology, Inc. (Taiwan)	21,000	208,297
Macronix International Co., Ltd. (Taiwan)	88,000	443,277
Materials Analysis Technology, Inc. (Taiwan)	15,000	139,983
MediaTek, Inc. (Taiwan)	5,000	682,105
Nanya Technology Corp. (Taiwan)	45,000	659,354
Phison Electronics Corp. (Taiwan)	5,000	387,609
Sino-American Silicon Products, Inc. (Taiwan)	38,000	218,504
SK Hynix, Inc. (South Korea)	4,977	8,796,635
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	33,680	16,084,558
WAAREE Energies, Ltd. (India)	6,789	212,571
Windbond Electronics Corp. (Taiwan)	123,000	827,311
		29,133,833
Software & Services — 0.8%
Birlasoft, Ltd. (India)	15,254	46,326
Infosys, Ltd. ADR (India)	46,600	488,834
Tech Mahindra, Ltd. (India)	8,206	122,373
Wipro, Ltd. ADR (India)	90,100	202,725
		860,258
Technology Hardware & Equipment — 16.4%
ASROCK, Inc. (Taiwan)	25,000	185,280
Aurora Corp. (Taiwan)	57,057	105,626
Cheng Uei Precision Industry Co., Ltd. (Taiwan)	168,000	202,198
Chin-Poon Industrial Co., Ltd. (Taiwan)	107,000	184,664
Clevo Co. (Taiwan)	73,000	95,937
CMC Magnetics Corp. (Taiwan)	578,000	211,966
Daeduck Co., Ltd. (South Korea)	10,760	117,453
Delta Electronics, Inc. (Taiwan)	1,000	62,876
Flytech Technology Co., Ltd. (Taiwan)	32,000	131,029
Gemtek Technology Corp. (Taiwan)	148,000	200,974
Gigabyte Technology Co., Ltd. (Taiwan)	17,000	185,955
Hannstar Board Corp. (Taiwan)	71,000	201,549
Innodisk Corp. (Taiwan)	3,000	156,726
Kingboard Holdings, Ltd. (China)	44,000	666,637
Lenovo Group, Ltd. (China)	294,000	872,389
Netronix, Inc. (Taiwan)	58,000	173,293
Posiflex Technology, Inc. (Taiwan)	21,000	122,306
Q Technology Group Co., Ltd. (China)	436,000	383,668
Samsung Electronics Co., Ltd. (South Korea)	41,654	9,257,966
Simplo Technology Co., Ltd. (Taiwan)	16,000	211,374
Sunrex Technology Corp. (Taiwan)	153,649	194,913
Supreme Electronics Co., Ltd. (Taiwan)	22,000	64,921

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	13

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Shares	Value
Technology Hardware & Equipment (Continued)
Synnex Technology International Corp. (Taiwan)	125,000	$359,862
Taiwan PCB Techvest Co., Ltd. (Taiwan)	150,000	174,255
TCL Technology Group Corp. - Class A (China)	244,100	210,224
TPK Holding Co., Ltd. (Taiwan)	71,000	181,358
Transcend Information, Inc. (Taiwan)	17,000	146,031
Tripod Technology Corp. (Taiwan)	24,000	395,747
Wah Lee Industrial Corp. (Taiwan)	44,000	180,995
Wasion Holdings, Ltd. (China)	102,000	259,731
Wistron Corp. (Taiwan)	124,000	626,224
Wiwynn Corp. (Taiwan)	4,000	591,556
WPG Holdings, Ltd. (Taiwan)	116,000	393,640
WT Microelectronics Co., Ltd. (Taiwan)	54,000	366,357
		17,875,680
Materials — 5.3%
Materials — 5.3%
African Rainbow Minerals, Ltd. (South Africa)	3,863	42,080
Aluminum Corp. of China, Ltd. - Class A (China)	112,000	107,567
Aluminum Corp. of China, Ltd. - H Shares (China)	188,900	230,825
Anglo American Platinum, Ltd. (South Africa)	1,712	115,056
ANTAM Persero Tbk (Indonesia)	273,600	39,855
Arabian Cement Co. (Egypt)	79,154	88,761
Chambal Fertilisers and Chemicals, Ltd. (India)	9,463	46,924
China Hongqiao Group, Ltd. (China)	81,000	208,879
China Lumena New Materials Corp. (China) (a)(d)	1,700	0
Cia Ferro Ligas de Bahia - Ferbasa (Brazil)	135,800	155,250
CMOC Group, Ltd. - Class A (China)	24,900	64,953
CMOC Group, Ltd. - H Shares (China)	27,000	52,742
Dongkuk Holdings Co., Ltd. (South Korea)	51,435	58,533
Dongyue Group, Ltd. (China)	30,000	73,364
Gold Fields, Ltd. ADR (South Africa)	9,500	319,105
Hanil Holdings Co., Ltd. (South Korea)	7,551	78,506
Hindalco Industries, Ltd. (India)	18,404	187,282
Hindustan Zinc, Ltd. (India)	19,234	108,869
Hume Cement Industries Bhd (Malaysia)	60,900	43,933
Impala Platinum Holdings, Ltd. (South Africa)	14,354	150,797
Industrias Penoles S.A.B. de C.V. (Mexico)	7,000	305,501
Jaya Tiasa Holdings Bhd (Malaysia)	199,800	51,361
KGHM Polska Miedz S.A. (Poland)	942	83,250
Magnitogorsk Iron & Steel Works PJSC (Russia) *(a)(d)	194,390	0
Mineros S.A. (Colombia)	10,886	50,416
Minsur S.A. (Peru)	51,900	103,529
Misr Cement Co. (Egypt)	15,186	52,844

	Shares	Value
Materials (Continued)
MMG, Ltd. (China) (a)	40,000	$35,877
Nan Ya Plastics Corp. (Taiwan)	69,000	367,711
National Aluminium Co., Ltd. (India)	22,172	80,036
Nexa Resources Peru S.A. (Peru)	78,596	82,565
Nickel Asia Corp. (Philippines)	851,000	49,725
NMDC, Ltd. (India)	452,568	408,604
Northam Platinum Holdings, Ltd. (South Africa)	5,147	74,352
Novolipetsk Steel PJSC (Russia) *(a)(d)	2,870	0
SABIC Agri-Nutrients Co. (Saudi Arabia)	6,167	203,148
Sasol, Ltd. (South Africa)	15,017	148,338
SeAH Holdings Corp. (South Korea)	323	23,417
Sharda Cropchem, Ltd. (India)	4,327	40,358
Shinkong Synthetic Fibers Corp. (Taiwan)	101,000	83,401
Sibanye-Stillwater, Ltd. ADR (South Africa)	26,800	227,532
Sinofert Holdings, Ltd. (China)	228,000	37,305
Sociedad Quimica y Minera de Chile S.A. ADR (Chile)	900	66,636
Steel Authority of India, Ltd. (India)	36,367	66,864
Tata Steel, Ltd. (India)	106,652	212,670
Tharisa PLC (South Africa)	116,481	177,776
Universal Cement Corp. (Taiwan)	37,000	31,316
Vedanta Aluminium Metal, Ltd. (India) (a)	19,482	92,473
Vedanta Iron and Steel, Ltd. (India) (a)	19,482	7,271
Vedanta, Ltd. (India)	19,482	58,121
Yem Chio Co., Ltd. (Taiwan)	46,920	23,527
Zijin Mining Group Co., Ltd. - Class A (China)	39,600	148,613
Zijin Mining Group Co., Ltd. - H Shares (China)	56,000	198,016
		5,765,834
Real Estate — 1.2%
Equity Real Estate Investment Trusts (REITs) — 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. (Turkey)	101,687	45,252
Halk Gayrimenkul Yatirim Ortakligi A.S. (Turkey)	540,509	67,778
		113,030
Real Estate Management & Development — 1.1%
Amata Corp. PCL (Thailand)	82,000	66,355
China Overseas Property Holdings, Ltd. (China)	150,000	61,914
Da-Li Development Co., Ltd. (Taiwan)	29,000	41,252
Emaar Properties PJSC (United Arab Emirates)	163,685	531,949
Fu Hua Innovation Co., Ltd. (Taiwan)	66,000	30,031
Highwealth Construction Corp. (Taiwan)	41,000	55,656
Hung Ching Development & Construction Co., Ltd. (Taiwan)	50,000	64,442
JHSF Participacoes S.A. (Brazil)	36,800	80,653
Kingdom Development Co., Ltd. (Taiwan)	42,000	45,007
KSL Holdings Bhd (Malaysia)	63,400	46,016

See Notes to Financial Statements.

14	| www.cisbh.com/funds

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Shares	Value
Real Estate Management & Development (Continued)
Megaworld Corp. (Philippines)	1,988,053	$67,462
Robinsons Land Corp. (Philippines)	180,900	48,638
Tomson Group Ltd. (China)	192,000	50,018
		1,189,393
Utilities — 1.5%
Utilities — 1.5%
Aygaz A.S. (Turkey)	10,450	47,829
Centrais Eletricas de Santa Catarina S.A. (Brazil)	3,947	105,867
CESC, Ltd. (India)	45,714	81,748
China Tian Lun Gas Holdings, Ltd. (China)	147,000	51,054
Datang International Power Generation Co., Ltd. - H Shares (China)	144,000	44,173
Enea S.A. (Poland)	7,803	40,199
Engie Energia Chile S.A. (Chile)	31,711	61,899
First Philippine Holdings Corp. (Philippines)	33,416	44,671
Guangdong Investment, Ltd. (China)	50,000	49,542
INVENI Co., Ltd. (South Korea)	4,308	39,451
Korea District Heating Corp. (South Korea)	1,418	59,464
Korea Electric Power Corp. (South Korea)	5,882	141,959
Korea Gas Corp. (South Korea)	2,224	46,021
NLC India, Ltd. (India)	41,123	140,263
NTPC, Ltd. (India)	59,685	225,447
OGK-2 PJSC (Russia) *(a)(d)	5,740,000	0
Perusahaan Gas Negara Tbk P.T. (Indonesia)	862,000	65,680
Power Grid Corp. of India, Ltd. (India)	56,797	172,117
PTC India, Ltd. (India)	55,116	105,816
Rojana Industrial Park PCL (Thailand)	347,800	58,756
Tianjin Development Holdings, Ltd. (China)	316,000	84,331
Vedanta Power, Ltd. (India) (a)	19,482	8,306
		1,674,593
Total Common Stocks (Cost $68,293,424)		105,104,633

PREFERRED STOCKS — 2.4%
Energy — 0.3%
Energy — 0.3%
Petroleo Brasileiro S.A. ADR, 0.96% (Brazil)	24,900	364,536
Surgutneftegas PJSC (Russia) *(a)(d)	541,500	0
		364,536
Financials — 0.6%
Banks — 0.6%
Banco ABC Brasil S.A. (Brazil)	63,675	292,780
Banco do Estado do Rio Grande do Sul S.A. - Series B (Brazil) (b)	95,900	257,485
Banco Pine S.A. (Brazil)	59,600	138,808
		689,073

	Shares	Value
Information Technology — 1.3%
Technology Hardware & Equipment — 1.3%
Samsung Electronics Co., Ltd. (South Korea)	9,775	$1,380,739

Materials — 0.1%
Materials — 0.1%
Bradespar S.A. (Brazil)	33,800	144,364

Utilities — 0.1%
Utilities — 0.1%
Cia de Saneamento do Parana (Brazil)	74,900	103,448

Total Preferred Stocks (Cost $1,876,079)		2,682,160

RIGHTS — 0.0% (e)
Financials — 0.0% (e)
Banks — 0.0% (e)
Banco ABC Brasil S.A. (Cost $0) (a)	2,140	1,759

WARRANTS — 0.0% (e)
Consumer Staples — 0.0% (e)
Food, Beverage & Tobacco — 0.0% (e)
Guan Chong Bhd (Malaysia) (a) (Cost $0)	11,025	405

Investments at Value — 98.9% (Cost $70,169,503)		$107,788,957

Other Assets in Excess of Liabilities — 1.1%		1,151,386

Net Assets — 100.0%		$108,940,343

*	Security has been suspended from trading due to the ongoing conflict in Russia and Ukraine. As result, management made the decision to value the security at $0.

(a)	Non-income producing security.

(b)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $652,629, which represents 0.6% of net assets as of June 30, 2026.

(d)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

(e)	Percentage rounds to less than 0.1%.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	15

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2026 (Unaudited)

Country	Value	% of Net Assets
Taiwan	$30,229,074	27.7%
South Korea	26,806,345	24.6%
China	19,617,777	18.0%
India	11,464,186	10.5%
Brazil	3,568,426	3.3%
South Africa	2,877,579	2.6%
Saudi Arabia	2,287,656	2.1%
Mexico	1,476,612	1.3%
Thailand	1,194,597	1.1%
Malaysia	1,191,744	1.1%
United Arab Emirates	973,343	0.9%
Poland	954,970	0.9%
Qatar	715,192	0.7%
Chile	697,179	0.6%
Turkey	604,229	0.6%
Indonesia	597,803	0.5%
Kuwait	530,675	0.5%
Greece	527,864	0.5%
Philippines	518,717	0.5%
Colombia	416,736	0.4%
Egypt	302,030	0.3%
Peru	186,094	0.2%
Hungary	50,129	0.0	%(a)
Russia	0	0.0%
Total Investments	$107,788,957	98.9%
Other Assets in Excess of Liabilities	1,151,386	1.1%
Net Assets	$108,940,343	100.0%

(a)	Percentage rounds to less than 0.1%

See Notes to Financial Statements.

16	| www.cisbh.com/funds

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.5%
Communication Services — 3.5%
Media & Entertainment — 2.4%
CyberAgent, Inc. (Japan)	17,800	$150,073
Daiichikosho Co., Ltd. (Japan)	12,564	132,496
Future PLC (United Kingdom)	14,495	58,102
ITV PLC (United Kingdom)	235,560	251,634
Louis Hachette Group (France)	62,263	124,265
MFE-MediaForEurope N.V. - Class A (Italy)	80,904	260,445
MONY Group PLC (United Kingdom)	83,872	206,034
Nine Entertainment Co. Holdings, Ltd. (Australia)	461,063	282,421
SKY Perfect JSAT Holdings, Inc. (Japan)	6,300	105,041
Storytel A.B. (Sweden)	17,827	169,245
TV Asahi Holdings Corp. (Japan)	6,762	131,349
		1,871,105
Telecommunication Services — 1.1%
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	185,370	437,209
Millicom International Cellular S.A. (Sweden)	422	38,301
Proximus S.A.D.P. (Belgium)	53,797	359,631
Zegona Communications PLC (United Kingdom)	2,601	54,955
		890,096
Consumer Discretionary — 11.1%
Automobiles & Components — 4.3%
Aisan Industry Co., Ltd. (Japan)	17,500	205,653
Amotiv, Ltd. (Australia)	32,012	139,804
CIE Automotive S.A. (Spain)	2,243	68,358
FCC Co., Ltd. (Japan)	18,593	390,550
Gestamp Automocion S.A. (Spain) (a)	91,240	297,892
G-Tekt Corp. (Japan)	22,211	283,764
KYB Corp. (Japan)	4,700	112,272
Opmobility (France)	12,256	191,223
Stanley Electric Co., Ltd. (Japan)	7,900	171,420
Tokai Rika Co., Ltd. (Japan)	13,800	252,926
Toyo Tire Corp. (Japan)	10,700	247,758
Toyoda Gosei Co., Ltd. (Japan)	10,400	329,826
Toyota Boshoku Corp. (Japan)	15,800	208,090
Valeo S.E. (France)	10,594	155,587
Yokohama Rubber Co., Ltd. (The) (Japan)	8,400	378,918
		3,434,041
Consumer Discretionary Distribution & Retail — 2.0%
AOKI Holdings, Inc. (Japan)	24,853	251,365
Carasso Motors, Ltd. (Israel)	1,529	17,157
Currys PLC (United Kingdom)	114,670	242,752
Delek Automotive Systems, Ltd. (Israel)	39,596	213,928
Harvey Norman Holdings, Ltd. (Australia)	33,536	111,934
Inchcape PLC (United Kingdom)	14,165	144,861
JD Sports Fashion PLC (United Kingdom)	381,274	428,529
Mobilezone Holding A.G. (Switzerland)	2,147	36,077

	Shares	Value
Consumer Discretionary Distribution & Retail (Continued)
Super Retail Group, Ltd. (Australia)	6,686	$61,045
Synsam A.B. (Sweden)	11,644	64,884
		1,572,532
Consumer Durables & Apparel — 2.1%
Chow Sang Sang Holdings International, Ltd. (Hong Kong)	237,000	294,266
Noritsu Koki Co., Ltd. (Japan)	27,700	345,859
Onward Holdings Co., Ltd. (Japan)	41,800	187,173
Open House Co., Ltd. (Japan)	5,700	297,661
Sankyo Co., Ltd. (Japan)	25,600	249,762
Tsuburaya Fields Holdings, Inc. (Japan)	34,400	295,193
		1,669,914
Consumer Services — 2.7%
AcadeMedia A.B. (Sweden) (a)	30,673	318,889
Cie des Alpes (France)	7,167	180,633
Cirsa Enterprises S.A. (Spain)	17,779	251,724
Elior Group S.A. (France) (a)	58,266	130,114
Flight Centre Travel Group, Ltd. (Australia)	37,290	309,012
ME Group International PLC (United Kingdom)	196,072	261,114
Mitchells & Butlers PLC (United Kingdom) (b)	95,259	308,417
Rank Group PLC (United Kingdom)	15,549	19,573
Trainline PLC (United Kingdom) (b)	79,062	213,933
TUI A.G. (Germany) (c)	15,404	127,336
		2,120,745
Consumer Staples — 5.0%
Consumer Staples Distribution & Retail — 1.0%
Arcs Co., Ltd. (Japan)	13,800	288,609
Cawachi, Ltd. (Japan)	4,349	93,415
Colruyt Group N.V. (Belgium)	954	39,183
Sonae SGPS S.A. (Portugal)	43,674	100,515
Valor Holdings Co., Ltd. (Japan)	12,900	310,161
		831,883
Food, Beverage & Tobacco — 4.0%
AEP Plantations PLC (United Kingdom)	133,120	258,997
Austevoll Seafood A.S.A. (Norway)	23,824	186,429
First Pacific Co., Ltd. (Hong Kong)	292,000	179,130
First Resources, Ltd. (Singapore)	199,314	479,168
Greencore Group PLC (United Kingdom)	37,710	99,488
Inghams Group, Ltd. (Australia)	43,646	62,183
Megmilk Snow Brand Co., Ltd. (Japan)	12,800	285,848
Morinaga & Co., Ltd. (Japan)	15,500	247,678
NH Foods, Ltd. (Japan)	9,100	332,253
Prima Meat Packers, Ltd. (Japan)	13,300	193,040
Scandinavian Tobacco Group A/S (Denmark) (a)	6,582	66,983
Schouw & Co. A/S (Denmark)	1,308	116,593
Showa Sangyo Co., Ltd. (Japan)	13,406	279,950
Starzen Co., Ltd. (Japan)	14,115	104,429
Umios Corp. (Japan)	33,300	268,155
		3,160,324

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	17

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Shares	Value
Energy — 3.5%
Energy — 3.5%
Beach Energy, Ltd. (Australia)	46,968	$27,648
Cosmo Energy Holdings Co., Ltd. (Japan)	4,600	107,468
Frontline PLC (Norway)	7,366	255,560
Hafnia, Ltd. (Singapore)	23,662	154,673
Harbour Energy PLC (United Kingdom)	83,537	236,663
Japan Petroleum Exploration Co., Ltd. (Japan)	11,200	109,776
Karoon Energy, Ltd. (Australia)	170,464	170,254
North Atlantic Energies (France)	1,170	58,564
Paz Retail and Energy, Ltd. (Israel)	1,850	491,792
Saipem S.p.A. (Italy)	76,935	386,568
SBM Offshore N.V. (Netherlands)	11,264	389,183
Serica Energy PLC (United Kingdom)	36,051	103,224
Torm PLC - Class A (Denmark)	5,982	154,184
Yancoal Australia, Ltd. (Australia)	29,950	113,730
		2,759,287
Financials — 13.4%
Banks — 5.6%
Dah Sing Banking Group, Ltd. (Hong Kong)	154,991	229,082
Dah Sing Financial Holdings, Ltd. (Hong Kong)	52,000	250,546
FIBI Holdings, Ltd. (Israel)	3,356	301,079
First Bank of Toyama, Ltd. (The) (Japan)	16,000	252,294
Hyakujushi Bank, Ltd. (The) (Japan)	24,000	380,788
Jyske Bank A/S (Denmark)	4,517	653,630
Lion Finance Group PLC (United Kingdom)	6,676	1,003,875
NOBA Bank Group A.B. (Sweden)	4,241	34,167
Norion Bank A.B. (Sweden) (b)	50,267	314,891
Raiffeisen Bank International A.G. (Austria)	8,242	526,583
Sydbank A/S (Denmark)	2,346	207,042
TOMONY Holdings, Inc. (Japan)	53,200	289,712
		4,443,689
Financial Services — 6.2%
Acom Co., Ltd. (Japan)	108,200	303,769
Credit Corp. Group, Ltd. (Australia)	8,488	75,845
Credit Saison Co., Ltd. (Japan)	15,400	421,230
EFG International A.G. (Switzerland)	4,355	87,310
Fuyo General Lease Co., Ltd. (Japan)	7,500	195,436
Helia Group, Ltd. (Australia)	144,048	552,060
Investec PLC (United Kingdom)	56,473	449,410
Mizuho Leasing Co., Ltd. (Japan)	35,200	273,572
Molten Ventures PLC (United Kingdom) (b)	19,183	147,756
Muninova Holdings, Inc. (Japan)	111,500	302,610
Mutares S.E. & Co., KGaA (Germany)	10,683	332,219
Nexi S.p.A. (Italy)	78,693	318,399
Okasan Securities Group, Inc. (Japan)	18,881	112,465
OSB Group PLC (United Kingdom)	38,605	265,718
Pepper Money, Ltd. (Australia)	47,161	49,279

	Shares	Value
Financial Services (Continued)
Perpetual, Ltd. (Australia)	3,455	$37,125
Ratos A.B. (Sweden)	41,572	142,637
Swissquote Group Holding S.A. (Switzerland)	1,470	68,955
Tokyo Century Corp. (Japan)	31,600	487,189
Vontobel Holding A.G. (Switzerland)	1,003	91,067
Yangzijiang Financial Holding, Ltd. (Singapore)	920,500	153,528
		4,867,579
Insurance — 1.6%
Clal Insurance Enterprises Holdings, Ltd. (Israel)	5,435	416,769
Lancashire Holdings, Ltd. (United Kingdom)	55,700	476,779
SCOR S.E. (France)	10,308	373,657
Vaudoise Assurances Holding S.A. (Switzerland)	32	31,130
		1,298,335
Health Care — 4.3%
Health Care Equipment & Services — 2.7%
Ambea A.B. (Sweden) (a)	24,524	378,494
Ansell, Ltd. (Australia)	3,698	81,154
Attendo A.B. (Sweden) (a)	58,450	739,967
ConvaTec Group PLC (United Kingdom) (a)	26,769	76,338
Medmix A.G. (Switzerland) (a)	10,982	107,378
PHC Holdings Corp. (Japan)	38,577	244,700
Ramsay Health Care, Ltd. (Australia)	18,225	554,499
		2,182,530
Pharmaceuticals, Biotechnology & Life Sciences — 1.6%
H Lundbeck A/S (Denmark)	69,288	450,635
Hikma Pharmaceuticals PLC (United Kingdom)	2,235	45,029
Nippon Shinyaku Co., Ltd. (Japan)	19,600	485,373
Ono Pharmaceutical Co., Ltd. (Japan)	2,800	41,161
Towa Pharmaceutical Co., Ltd. (Japan)	10,241	240,983
		1,263,181
Industrials — 23.8%
Capital Goods — 15.2%
ARCHION Corp. (Japan)	212,400	377,550
Construcciones y Auxiliar de Ferrocarriles S.A. (Spain)	4,452	323,209
Danieli & C. Officine Meccaniche S.p.A. (Italy)	7,390	389,969
Deme Group N.V. (Belgium)	1,319	264,044
Glory, Ltd. (Japan)	8,100	196,023
Hazama Ando Corp. (Japan)	24,100	267,354
Implenia A.G. (Switzerland)	9,692	854,276
Inabata & Co., Ltd. (Japan)	13,400	321,407
Indus Holdings A.G. (Germany)	5,348	158,090
INFRONEER Holdings, Inc. (Japan)	35,300	585,042
Inrom Construction Industries, Ltd. (Israel)	4,265	34,434
Japan Pulp & Paper Co., Ltd. (Japan)	72,986	482,160
JGC Holdings Corp. (Japan)	30,100	468,750

See Notes to Financial Statements.

18	| www.cisbh.com/funds

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Shares	Value
Capital Goods (Continued)
Kanamoto Co., Ltd. (Japan)	13,055	$429,233
Keller Group PLC (United Kingdom)	28,098	989,138
Kier Group PLC (United Kingdom)	247,560	717,080
Kitz Corp. (Japan)	3,311	52,144
Koninklijke BAM Groep N.V. (Netherlands)	69,556	975,197
KSB SE & Co. KGaA (Germany)	156	153,209
Mota-Engil SGPS S.A. (Portugal)	25,061	133,440
Namura Shipbuilding Co., Ltd. (Japan)	11,300	250,103
NRW Holdings, Ltd. (Australia)	112,698	583,702
NTN Corp. (Japan)	15,100	37,320
Okumura Corp. (Japan)	5,800	201,874
OSG Corp. (Japan)	10,100	227,737
Porr A.G. (Austria)	3,720	188,122
Scope Metals Group, Ltd. (Israel)	1,313	124,583
Shibaura Machine Co., Ltd. (Japan)	7,600	212,276
Stadler Rail A.G. (Switzerland)	17,435	501,308
Sumitomo Heavy Industries, Ltd. (Japan)	2,300	72,604
Takara Standard Co., Ltd. (Japan)	15,700	301,005
Toenec Corp. (Japan)	14,600	203,640
Wakita & Co., Ltd. (Japan)	22,300	238,246
Yangzijiang Shipbuilding Holdings, Ltd. (Singapore)	197,600	524,243
Yuasa Trading Co., Ltd. (Japan)	6,436	210,487
		12,048,999
Commercial & Professional Services — 3.9%
Adecco Group A.G. (Switzerland)	4,430	81,748
Cewe Stiftung & Co. KGaA (Germany)	333	34,648
Derichebourg S.A. (France)	33,658	366,223
IPH, Ltd. (Australia)	175,509	469,527
Itoki Corp. (Japan)	6,600	108,274
Johnson Service Group PLC (United Kingdom)	148,440	324,481
Matsuda Sangyo Co., Ltd. (Japan)	4,900	173,827
Nomura Co., Ltd. (Japan)	44,300	296,570
Okamura Corp. (Japan)	15,600	220,392
Park24 Co., Ltd. (Japan)	19,700	245,123
Persol Holdings Co., Ltd. (Japan)	132,900	202,231
Prosegur Cia de Seguridad S.A. (Spain)	23,065	71,263
Teleperformance S.E. (France)	5,588	293,650
transcosmos, Inc. (Japan)	8,700	192,923
		3,080,880
Transportation — 4.7%
Finnair OYJ (Finland)	83,134	502,934
Hoegh Autoliners A.S.A. (Norway) (a)	25,431	372,299
Iino Kaiun Kaisha, Ltd. (Japan)	12,000	103,310
Kelsian Group, Ltd. (Australia)	105,699	327,857
MPC Container Ships A.S.A. (Norway)	165,898	424,893
Nishi-Nippon Railroad Co., Ltd. (Japan)	12,400	223,127
Norwegian Air Shuttle A.S.A. (Norway)	76,839	114,368
NS United Kaiun Kaisha, Ltd. (Japan)	7,400	294,630
T.S. Lines, Ltd. (Hong Kong) (a)	35,000	34,160
Wallenius Wilhelmsen A.S.A. (Norway)	52,928	702,118
Zigup PLC (United Kingdom)	83,148	500,712

	Shares	Value
Transportation (Continued)
ZIM Integrated Shipping Services, Ltd. (Israel)	4,300	$111,800
		3,712,208
Information Technology — 10.5%
Semiconductors & Semiconductor Equipment — 0.8%
ASM Pacific Technology, Ltd. (Hong Kong)	1,800	55,489
Elmos Semiconductor S.E. (Germany)	205	42,445
Megachips Corp. (Japan)	3,800	249,815
Tekscend Photomask Corp. (Japan)	12,600	340,842
		688,591
Software & Services — 3.6%
Alten S.A. (France)	1,250	75,794
ATEA A.S.A. (Norway)	12,806	224,041
Computacenter PLC (United Kingdom)	9,451	535,788
Formula Systems (1985), Ltd. (Israel)	2,579	268,561
GFT Technologies S.E. (Germany)	13,763	324,180
Hansen Technologies, Ltd. (Australia)	56,633	173,944
IRESS, Ltd. (Australia)	64,399	275,709
Kontron A.G. (Germany) (b)	6,640	176,519
Sopra Steria Group (France)	1,762	281,416
Temenos A.G. (Switzerland)	2,309	188,907
TietoEVRY OYJ (Finland)	11,467	239,812
TISI, Inc. (Japan)	4,100	80,239
		2,844,910
Technology Hardware & Equipment — 6.1%
Ai Holdings Corp. (Japan)	15,897	263,056
Alps Alpine Co., Ltd. (Japan)	20,000	253,828
ALSO Holding A.G. (Switzerland)	143	34,132
Barco N.V. (Belgium)	2,699	25,930
Brother Industries, Ltd. (Japan)	25,700	584,682
Cowell e Holdings, Inc. (Hong Kong)	11,000	33,030
Daiwabo Holdings Co., Ltd. (Japan)	18,400	392,095
Dicker Data, Ltd. (Australia)	29,928	261,019
Elecom Co., Ltd. (Japan)	29,700	327,561
Furuya Metal Co., Ltd. (Japan)	4,500	228,505
Ituran Location and Control, Ltd. (Israel)	7,500	457,575
Kaga Electronics Co., Ltd. (Japan)	15,300	399,389
Konica Minolta, Inc. (Japan)	41,500	141,740
Nippon Signal Co., Ltd. (Japan)	22,505	218,887
PAX Global Technology, Ltd. (Hong Kong)	65,000	27,878
Ryoyo Ryosan Holdings, Inc. (Japan)	20,000	332,740
SeSa S.p.A. (Italy)	973	99,857
SoftwareOne Holding A.G. (Switzerland)	47,656	460,063
Venture Corp, Ltd. (Singapore)	2,900	38,443
Wacom Co., Ltd. (Japan)	50,400	240,845
		4,821,255
Materials — 10.8%
Materials — 10.8%
Arkema S.A. (France)	2,764	174,253
Artience Co., Ltd. (Japan)	11,529	308,402
Bekaert S.A. (Belgium)	8,945	399,544

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	19

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Shares	Value
Materials (Continued)
BlueScope Steel, Ltd. (Australia)	2,025	$44,766
Cementir Holding N.V. (Italy)	2,966	49,317
Clariant A.G. (Switzerland)	18,982	165,550
DIC Corp. (Japan)	13,100	390,665
Endeavour Mining PLC (United Kingdom)	13,138	643,498
EQ Resources, Ltd. (Australia) (b)	1,209,311	245,897
Fuji Seal International, Inc. (Japan)	21,200	371,231
Kaneka Corp. (Japan)	6,100	215,100
Kingsgate Consolidated, Ltd. (Australia)	57,550	200,448
Kobe Steel, Ltd. (Japan)	68,600	795,772
Nickel Industries, Ltd. (Australia)	100,195	66,360
Nippon Kayaku Co., Ltd. (Japan)	16,600	204,561
Perenti, Ltd. (Australia)	170,549	267,530
Perseus Mining, Ltd. (Australia)	125,761	424,706
Regis Resources, Ltd. (Australia)	164,136	695,259
Rengo Co., Ltd. (Japan)	44,700	391,137
SSAB A.B. - B Shares (Sweden)	56,982	526,962
Sumitomo Chemical Co., Ltd. (Japan)	140,600	448,722
thyssenkrupp A.G. (Germany)	24,414	290,586
Umicore S.A. (Belgium)	6,544	151,731
Vault Minerals, Ltd. (Australia)	105,543	309,238
Vicat SACA (France)	1,280	92,824
Voestalpine A.G. (Austria)	8,086	377,482
West African Resources, Ltd. (Australia) (b)	83,700	157,192
Westgold Resources, Ltd. (Australia)	45,900	152,196
		8,560,929
Real Estate — 9.3%
Equity Real Estate Investment Trusts (REITs) — 6.2%
AIMS APAC REIT (Singapore)	56,200	69,544
British Land Co. PLC (The) (United Kingdom)	91,722	502,532
Carmila S.A. (France)	20,356	386,999
Centuria Office REIT (Australia)	375,450	231,230
Cromwell Property Group (Australia)	1,169,340	353,100
Eagle Hospitality Trust (Singapore) (b)(d)	1,204,600	0
Growthpoint Properties Australia, Ltd. (Australia)	149,969	225,724
Hammerson PLC (United Kingdom)	29,183	143,283
Hoshino Resorts REIT, Inc. (Japan)	29	42,863
Industrial & Infrastructure Fund Investment Corp. REIT (Japan)	297	259,885
Invincible Investment Corp. (Japan)	1,300	479,587
Irish Residential Properties REIT PLC (Ireland)	34,152	45,491
Japan Hotel REIT Investment Corp. (Japan)	787	385,158
Japan Metropolitan Fund Investment (Japan)	416	287,356
LondonMetric Property PLC (United Kingdom)	182,608	455,785
Mercialys S.A. (France)	9,671	129,466
MIRAI Corp. (Japan)	815	209,652
Orix JREIT, Inc. (Japan)	85	51,046

	Shares	Value
Equity Real Estate Investment Trusts (REITs (Continued)
Samty Residential Investment Corp. (Japan)	386	$228,895
Sasseur Real Estate Investment Trust (Singapore)	179,200	94,197
Starhill Global REIT (Singapore)	432,970	182,564
Stoneweg Europe Stapled Trust (Singapore)	79,007	138,144
		4,902,501
Real Estate Management & Development — 3.1%
Aroundtown S.A. (Germany)	95,450	253,602
Blue Square Real Estate, Ltd. (Israel)	1,742	189,899
Dios Fastigheter A.B. (Sweden)	10,623	70,300
G City, Ltd. (Israel)	19,589	73,317
Great Eagle Holdings, Ltd. (Hong Kong)	91,000	170,447
Hang Lung Group, Ltd. (Hong Kong)	25,000	40,184
Intershop Holding A.G. (Switzerland)	1,584	338,216
Sagax A.B. - D Shares (Sweden)	151,342	512,306
Summit Real Estate Holdings, Ltd. (Israel)	20,162	321,101
Sun Frontier Fudousan Co., Ltd. (Japan)	6,826	102,324
Tokyu Fudosan Holdings Corp. (Japan)	52,400	419,870
		2,491,566
Utilities — 2.3%
Utilities — 2.3%
A2A S.p.A. (Italy)	62,620	161,415
AGL Energy, Ltd. (Australia)	13,995	80,937
Contact Energy, Ltd. (New Zealand)	9,172	48,553
Drax Group PLC (United Kingdom)	32,028	322,442
Iren S.p.A. (Italy)	146,730	415,304
Kenon Holdings, Ltd. (Israel)	1,932	130,405
Mercury NZ, Ltd. (New Zealand)	10,288	40,353
Rubis SCA (France)	1,663	58,330
Shikoku Electric Power Co., Inc. (Japan)	27,600	250,605
Tohoku Electric Power Co., Inc. (Japan)	43,300	284,716
		1,793,060
Total Common Stocks (Cost $66,754,675)		77,310,140

PREFERRED STOCKS — 1.2%
Health Care — 0.8%
Health Care Equipment & Services — 0.8%
Draegerwerk A.G. & Co. KGaA (Germany)	6,468	609,412

Industrials — 0.3%
Transportation — 0.3%
Sixt S.E. (Germany)	3,521	219,410

See Notes to Financial Statements.

20	| www.cisbh.com/funds

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Shares	Value
Real Estate — 0.1%
Real Estate Management & Development — 0.1%
Platzer Fastigheter Holding A.B. (Sweden)	14,748	$104,245

Total Preferred Stocks (Cost $678,671)		933,067

Investments at Value — 98.7% (Cost $67,433,345)		$78,243,207

Other Assets in Excess of Liabilities — 1.3%		1,021,203

Net Assets — 100.0%		$79,264,410

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Non-income producing security.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $127,336, which represents 0.2% of net assets as of June 30, 2026.

(d)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Country	Value	% of Net Assets
Japan	$28,756,346	36.3%
United Kingdom	10,487,920	13.2%
Australia	8,174,334	10.3%
Israel	3,589,609	4.5%
Sweden	3,415,288	4.3%
France	3,072,998	3.9%
Switzerland	3,046,117	3.8%
Germany	2,721,656	3.4%
Norway	2,279,708	2.9%
Italy	2,081,274	2.6%
Singapore	1,834,504	2.3%
Denmark	1,649,067	2.1%
Netherlands	1,364,380	1.7%
Hong Kong	1,314,212	1.7%
Belgium	1,240,063	1.6%
Austria	1,092,187	1.4%
Spain	1,012,446	1.3%
Finland	742,746	0.9%
Portugal	233,955	0.3%
New Zealand	88,906	0.1%
Ireland	45,491	0.1%
Total Investments	$78,243,207	98.7%
Other Assets in Excess of Liabilities	1,021,203	1.3%
Net Assets	$79,264,410	100.0%

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	21

Segall Bryant & Hamill International Equity Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.9%
Communication Services — 3.8%
Media & Entertainment — 0.6%
Autohome, Inc. - Class A (Hong Kong)	1,500	$6,595
CyberAgent, Inc. (Japan)	1,600	13,490
Dentsu Group, Inc. (Japan)	500	9,567
Havas N.V. (Netherlands)	262	5,112
Louis Hachette Group (France)	4,791	9,562
MIXI, Inc. (Japan)	600	10,010
Nexon Co., Ltd. (Japan)	1,900	25,253
		79,589
Telecommunication Services — 3.2%
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	3,549	8,371
BT Group PLC (United Kingdom)	29,037	73,252
Cellcom Israel, Ltd. (Israel)	739	7,637
CITIC Telecom International Holdings, Ltd. (Hong Kong)	23,000	7,244
Deutsche Telekom A.G. (Germany)	1,927	52,508
KDDI Corp. (Japan)	7,768	130,493
Millicom International Cellular S.A. (Sweden)	1,400	127,064
Nippon Telegraph & Telephone Corp. (Japan)	8,000	7,117
Proximus S.A.D.P. (Belgium)	2,747	18,364
Telstra Group, Ltd. (Australia)	6,319	22,148
Vantage Towers A.G. (Germany)	340	14,987
		469,185
Consumer Discretionary — 7.5%
Automobiles & Components — 4.1%
Aisan Industry Co., Ltd. (Japan)	1,700	19,978
Aisin Corp. (Japan)	900	12,220
Bayerische Motoren Werke A.G. (Germany)	448	29,394
Burelle S.A. (France)	33	14,476
Continental A.G. (Germany)	112	9,262
Eagle Industry Co., Ltd. (Japan)	600	10,616
FCC Co., Ltd. (Japan)	1,000	21,005
KYB Corp. (Japan)	900	21,499
Mazda Motor Corp. (Japan)	1,000	6,689
Nifco, Inc. (Japan)	400	11,982
Opmobility (France)	1,544	24,090
Subaru Corp. (Japan)	2,000	29,263
Suzuki Motor Corp. (Japan)	13,900	168,142
Tokai Rika Co., Ltd. (Japan)	400	7,331
Toyo Tire Corp. (Japan)	900	20,839
Toyoda Gosei Co., Ltd. (Japan)	600	19,028
Toyota Boshoku Corp. (Japan)	1,400	18,438
Toyota Motor Corp. (Japan)	300	5,026
Valeo S.E. (France)	587	8,621
Volkswagon A.G. (Germany)	1,416	116,667
Yokohama Rubber Co., Ltd. (The) (Japan)	400	18,044
		592,610

	Shares	Value
Consumer Discretionary Distribution & Retail — 0.9%
Dor Alon Energy In Israel (1988), Ltd. (Israel)	176	$10,643
Inchcape PLC (United Kingdom)	1,998	20,433
Industria de Diseno Textil S.A. (Spain)	852	53,673
JD Sports Fashion PLC (United Kingdom)	17,689	19,881
Prosus N.V. (Netherlands)	613	26,622
		131,252
Consumer Durables & Apparel — 1.8%
Chow Sang Sang Holdings International, Ltd. (Hong Kong)	9,000	11,175
Noritsu Koki Co., Ltd. (Japan)	900	11,237
Panasonic Holdings Corp. (Japan)	4,100	115,355
Sanlorenzo S.p.A./Ameglia (Italy)	200	8,192
Swatch Group A.G. (The) (Switzerland)	2,254	109,431
Texhong International Group, Ltd. (Hong Kong)	9,000	6,851
		262,241
Consumer Services — 0.7%
AcadeMedia A.B. (Sweden) (a)	788	8,192
Cie des Alpes (France)	941	23,716
Cirsa Enterprises S.A. (Spain)	580	8,212
Collins Foods, Ltd. (Australia)	1,633	9,227
Evolution A.B. (Sweden) (a)	143	9,817
Flight Centre Travel Group, Ltd. (Australia)	3,214	26,634
Me Group International PLC (United Kingdom)	8,173	10,884
NagaCorp, Ltd. (Hong Kong)	20,000	9,037
		105,719
Consumer Staples — 6.5%
Consumer Staples Distribution & Retail — 1.2%
Arcs Co., Ltd. (Japan)	500	10,457
Carrefour S.A. (France)	7,960	147,692
Coles Group, Ltd. (Australia)	434	7,306
Sonae SGPS S.A. (Portugal)	3,859	8,882
		174,337
Food, Beverage & Tobacco — 5.2%
AEP Plantations PLC (United Kingdom)	58,240	113,311
British American Tobacco PLC (United Kingdom)	126	7,797
Ebro Foods S.A. (Spain)	538	10,995
First Resources, Ltd. (Singapore)	10,500	25,243
ForFarmers N.V. (Netherlands)	11,423	81,310
Imperial Brands PLC (United Kingdom)	987	36,478
Kirin Holdings Co., Ltd. (Japan)	3,400	58,641
Megmilk Snow Brand Co., Ltd. (Japan)	400	8,933
Morinaga & Co., Ltd. (Japan)	600	9,588
MP Evans Group PLC (United Kingdom)	4,703	94,445
Nestle S.A. (Switzerland)	1,733	177,752
Neto Malinda Trading, Ltd. (Israel)	178	8,193
NH Foods, Ltd. (Japan)	300	10,953
Nisshin Seifun Group, Inc. (Japan)	800	9,770
Scandinavian Tobacco Group A/S (Denmark) (a)	912	9,281

See Notes to Financial Statements.

22	| www.cisbh.com/funds

Segall Bryant & Hamill International Equity Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Shares	Value
Food, Beverage & Tobacco (Continued)
Schouw & Co. A/S (Denmark)	104	$9,270
Showa Sangyo Co., Ltd. (Japan)	800	16,706
Sipef N.V. (Belgium)	96	10,075
Umios Corp. (Japan)	1,900	15,300
WH Group, Ltd. (Hong Kong) (a)	31,500	33,400
Wilmar International, Ltd. (Singapore)	3,500	9,769
		757,210
Household & Personal Products — 0.1%
Rohto Pharmaceutical Co., Ltd. (Japan)	600	8,805

Energy — 3.5%
Energy — 3.5%
BP PLC (United Kingdom)	7,678	47,324
Harbour Energy PLC (United Kingdom)	5,710	16,177
Inpex Corp. (Japan)	2,900	58,521
Karoon Energy, Ltd. (Australia)	13,108	13,092
North Atlantic Energies (France)	196	9,811
OMV A.G. (Austria)	856	53,761
Repsol S.A. (Spain)	4,165	104,001
Shell PLC (United Kingdom)	3,295	128,024
TotalEnergies S.E. (France)	921	71,176
Woodside Energy Group, Ltd. (Australia)	335	6,475
		508,362
Financials — 25.3%
Banks — 15.6%
AIB Group PLC (Ireland)	4,070	47,805
ANZ Group Holdings, Ltd. (Australia)	6,224	151,815
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	8,991	226,235
Bank of Iwate, Ltd. (The) (Japan)	800	10,177
Bank of Qingdao Co., Ltd. - H Shares (Hong Kong) (a)	18,000	9,698
Bank of Tianjin Co., Ltd. - H Shares (Hong Kong) (b)	82,000	20,388
Banque Cantonale de Geneve (Switzerland)	507	21,327
Barclays PLC (United Kingdom)	18,908	126,699
BNP Paribas S.A. (France)	1,908	222,713
BOC Hong Kong Holdings, Ltd. (Hong Kong)	7,500	40,699
BPER Banca S.p.A (Italy)	6,906	108,438
Caisse Regionale de Credit Agricole Mutuel Nord de France (France)	233	7,826
Caisse Regionale De Credit Agricole Mutuel Toulouse 31 (France)	48	7,134
Credit Agricole S.A. (France)	2,468	49,611
Danske Bank A/S (Denmark)	3,108	166,605
First Bank of Toyama, Ltd. (The) (Japan)	600	9,461
Heartland Group Holdings, Ltd. (New Zealand)	12,325	8,509
HSBC Holdings PLC (United Kingdom)	6,717	127,011
Hyakujushi Bank, Ltd. (The) (Japan)	800	12,693
Israel Discount Bank, Ltd. - Class A (Israel)	10,193	100,899

	Shares	Value
Banks (Continued)
Lion Finance Group PLC (United Kingdom)	138	$20,751
Mitsubishi UFJ Financial Group, Inc. (Japan)	400	7,970
NatWest Group PLC (United Kingdom)	21,899	193,231
Nordea Bank Abp (Sweden)	3,040	57,621
Oversea-Chinese Banking Corp., Ltd. (Singapore)	2,800	53,739
Raiffeisen Bank International A.G. (Austria)	927	59,226
Societe Generale S.A. (France)	580	51,306
TOMONY Holdings, Inc. (Japan)	3,100	16,882
UniCredit S.p.A. (Italy)	2,413	216,126
United Overseas Bank, Ltd. (Singapore)	3,200	98,553
		2,251,148
Financial Services — 5.2%
Acom Co., Ltd. (Japan)	2,300	6,457
B2 Impact A.S.A. (Norway)	2,734	6,638
Credit Corp. Group, Ltd. (Australia)	1,080	9,650
Credit Saison Co., Ltd. (Japan)	300	8,206
Deutsche Bank A.G. (Germany)	3,925	132,852
Fuyo General Lease Co., Ltd. (Japan)	300	7,817
Helia Group, Ltd. (Australia)	6,824	26,153
Industrivarden A.B. - C Shares (Sweden)	380	20,871
Industrivarden A.B. - Class A (Sweden)	345	19,357
Investec PLC (United Kingdom)	2,793	22,227
Investor A.B. - B Shares (Sweden)	194	8,062
Liberty Financial Group, Ltd. (Australia)	9,340	20,853
Mizuho Leasing Co., Ltd. (Japan)	1,900	14,767
Molten Ventures PLC (United Kingdom) (c)	1,442	11,107
Muninova Holdings, Inc. (Japan)	3,100	8,413
Mutares S.E. & Co. KGaA (Germany)	402	12,501
Nomura Holdings, Inc. (Japan)	18,500	162,440
ORIX Corp. (Japan)	400	15,238
Peugeot Invest S.A. (France)	123	7,926
Ratos A.B. (Sweden)	2,703	9,274
Regal Partners, Ltd. (Australia)	11,987	23,981
SBI Holdings, Inc. (Japan)	7,400	121,359
Sun Hung Kai & Co., Ltd. (Hong Kong)	25,000	12,837
Tokyo Century Corp. (Japan)	1,900	29,293
Washington H. Soul Pattinson & Co., Ltd. (Australia)	1,087	34,728
Yangzijiang Financial Holding, Ltd. (Singapore)	30,500	5,087
		758,094
Insurance — 4.5%
Aegon, Ltd. (Netherlands)	17,518	148,999
Clal Insurance Enterprises Holdings, Ltd. (Israel)	104	7,975
Lancashire Holdings, Ltd. (United Kingdom)	3,062	26,210
MS&AD Insurance Group Holdings, Inc. (Japan)	5,793	150,164

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	23

Segall Bryant & Hamill International Equity Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Shares	Value
Insurance (Continued)
NN Group N.V. (Netherlands)	320	$28,038
QBE Insurance Group, Ltd. (Australia)	8,272	143,819
SCOR S.E. (France)	588	21,315
Swiss Re A.G. (Switzerland)	745	118,422
		644,942
Health Care — 10.5%
Health Care Equipment & Services — 1.1%
Attendo A.B. (Sweden) (a)	3,127	39,587
Cofoe Medical Technology Co., Ltd. (Hong Kong) (b)(c)	2,700	10,156
Fresenius Medical Care A.G. (Germany)	1,355	61,307
Paul Hartmann A.G. (Germany)	44	10,200
PHC Holdings Corp. (Japan)	1,500	9,515
Sonic Healthcare, Ltd. (Australia)	1,718	24,710
		155,475
Pharmaceuticals, Biotechnology & Life Sciences — 9.4%
Astellas Pharma, Inc. (Japan)	11,400	152,504
AstraZeneca PLC (United Kingdom)	270	50,409
Bayer A.G. (Germany)	1,746	96,513
CSL, Ltd. (Australia)	351	27,990
GSK PLC (United Kingdom)	8,403	220,598
H Lundbeck A/S (Denmark)	5,632	36,629
Hikma Pharmaceuticals PLC (United Kingdom)	889	17,911
Ipsen S.A. (France)	394	75,888
Novartis A.G. (Switzerland)	1,529	238,980
Roche Holding A.G. (Switzerland)	820	337,103
Sanofi S.A. (France)	1,069	91,351
Towa Pharmaceutical Co., Ltd. (Japan)	300	7,059
United Laboratories International Holdings, Ltd. (The) (Hong Kong)	6,000	6,463
		1,359,398
Industrials — 18.9%
Capital Goods — 13.9%
ABB, Ltd. (Switzerland)	285	31,003
AerCap Holdings N.V. (Netherlands)	1,200	174,936
AF Gruppen A.S.A. (Norway)	723	14,127
Aker A.S.A. (Norway)	70	8,119
ARCHION Corp. (Japan)	13,600	24,175
Bonheur A.S.A. (Norway)	359	8,342
Chori Co., Ltd. (Japan)	1,200	28,524
Deme Group N.V. (Belgium)	137	27,425
Deutz A.G. (Germany)	927	9,277
Eiffage S.A. (France)	678	99,951
Forbo Holding A.G. - Registered Shares (Switzerland)	30	27,619
Glory, Ltd. (Japan)	1,000	24,200
Hazama Ando Corp. (Japan)	2,100	23,296
Hibiya Engineering, Ltd. (Japan)	600	11,466
Indus Holding A.G. (Germany)	486	14,366
INFRONEER Holdings, Inc. (Japan)	2,800	46,406
ITOCHU Corp. (Japan)	14,200	162,071
Japan Pulp & Paper Co., Ltd. (Japan)	5,000	33,031
Jardine Cycle & Carriage, Ltd. (Singapore)	2,100	43,751

	Shares	Value
Capital Goods (Continued)
Kanadevia Corp. (Japan)	2,700	$21,318
Kanamoto Co., Ltd. (Japan)	1,000	32,879
Kanematsu Corp. (Japan)	1,800	23,007
Keller Group PLC (United Kingdom)	4,087	143,875
Kier Group PLC (United Kingdom)	11,969	34,669
Koninklijke BAM Groep N.V. (Netherlands)	1,231	17,259
Mitsubishi Corp. (Japan)	1,300	34,780
Mota-Engil SGPS S.A. (Portugal)	6,257	33,316
Namura Shipbuilding Co., Ltd. (Japan)	500	11,066
Next Geosolutions Europe S.p.A. (Italy)	750	13,454
Nissei A.S.B. Machine Co., Ltd. (Japan)	300	16,869
NTN Corp. (Japan)	6,200	15,323
OC Oerlikon Corp. A.G. (Switzerland)	3,024	15,224
Okumura Corp. (Japan)	300	10,442
OSG Corp. (Japan)	600	13,529
Rolls-Royce Holdings PLC (United Kingdom)	508	9,738
Shimizu Corp. (Japan)	800	12,670
Siemens Energy A.G. (Germany)	843	160,618
Skanska A.B. - B Shares (Sweden)	254	6,795
Stadler Rail A.G. (Switzerland)	5,142	147,848
Strabag S.E. (Austria)	85	8,648
Takamatsu Construction Group Co., Ltd. (Japan)	1,100	24,457
Toenec Corp. (Japan)	900	12,553
Traton S.E. (Germany)	3,874	146,997
Vestas Wind Systems A/S (Denmark)	1,409	39,896
Vinci S.A. (France)	508	74,150
Volvo A.B. - B Shares (Sweden)	2,439	82,970
Xinyi Glass Holdings, Ltd. (Hong Kong)	8,000	8,719
Yangzijiang Shipbuildings Holdings, Ltd. (Singapore)	9,400	24,939
		2,010,093
Commercial & Professional Services — 1.1%
Derichebourg S.A. (France)	890	9,684
GL Events SACA (France)	435	16,684
IPH, Ltd. (Australia)	3,324	8,893
Johnson Service Group PLC (United Kingdom)	5,928	12,958
Loomis A.B. (Sweden)	193	9,462
Matsuda Sangyo Co., Ltd. (Japan)	600	21,285
Nomura Co., Ltd. (Japan)	3,500	23,431
Park24 Co., Ltd. (Japan)	1,900	23,641
Smartgroup Corp., Ltd. (Australia)	3,244	28,712
Teleperformance S.E. (France)	113	5,938
		160,688
Transportation — 3.9%
Aurizon Holdings, Ltd. (Australia)	4,293	12,411
Cathay Pacific Airways, Ltd. (Hong Kong)	5,000	8,303
Central Japan Railway Co. (Japan)	4,000	85,386
Deutsche Lufthansa A.G. (Germany)	13,400	153,460
Hoegh Autoliners A.S.A. (Norway) (a)	771	11,287
Iino Kaiun Kaisha, Ltd. (Japan)	1,200	10,331

See Notes to Financial Statements.

24	| www.cisbh.com/funds

Segall Bryant & Hamill International Equity Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Shares	Value
Transportation (Continued)
International Consolidated Airlines Group S.A. (Spain)	6,859	$43,517
International Consolidated Airlines Group S.A. (United Kingdom)	17,160	108,607
Kelsian Group, Ltd. (Australia)	7,274	22,562
MPC Container Ships A.S.A. (Norway)	4,769	12,214
Nishi-Nippon Railroad Co., Ltd. (Japan)	600	10,797
Norwegian Air Shuttle A.S.A. (Norway)	4,795	7,137
NS United Kaiun Kaisha, Ltd. (Japan)	300	11,944
Odfjell S.E. - A Shares (Norway)	553	5,822
SITC International Holdings Co., Ltd. (Hong Kong)	7,000	28,081
Transport International Holdings, Ltd. (Hong Kong)	6,800	8,305
Wallenius Wilhelmsen A.S.A. (Norway)	879	11,660
Zigup PLC (United Kingdom)	2,048	12,333
		564,157
Information Technology — 11.8%
Semiconductors & Semiconductor Equipment — 6.0%
ASML Holding N.V. (Netherlands)	180	356,227
Infineon Technologies A.G. (Germany)	1,976	186,036
Kioxia Holdings Corp. (Japan) (c)	500	290,635
Megachips Corp. (Japan)	600	39,444
		872,342
Software & Services — 2.2%
Alten S.A. (France)	199	12,066
Capgemeni S.E. (France)	1,442	144,683
Check Point Software Technologies, Ltd. (Israel) (c)	100	13,143
Econocom Group S.A./N.V. (Belgium)	30,319	52,035
Formula Systems 1985, Ltd. (Israel)	41	4,269
IRESS, Ltd. (Australia)	4,063	17,395
Kainos Group PLC (United Kingdom)	920	9,339
Nice, Ltd. (Israel) (c)	85	7,696
SAP S.E. (Germany)	135	20,798
Sopra Steria Group S.A.C.A. (France)	85	13,576
Tieto OYJ (Finland)	447	9,348
TISI, Inc. (Japan)	800	15,657
		320,005
Technology Hardware & Equipment — 3.6%
Alps Alpine Co., Ltd. (Japan)	3,100	39,343
Brother Industries, Ltd. (Japan)	2,000	45,501
Canon, Inc. (Japan)	5,062	129,649
Cowell e Holdings, Inc. (Hong Kong)	4,000	12,011
FIT Hon Teng, Ltd. (Hong Kong) (a)(c)	10,000	9,221
Furuya Metal Co., Ltd. (Japan)	300	15,234
Hanza A.B. (Sweden)	601	8,946
Ituran Location and Control, Ltd. (Israel)	200	12,202
Kaga Electronics Co., Ltd. (Japan)	1,600	41,766
Nokia OYJ (Finland)	6,921	92,247
Ryoyo Ryosan Holdings, Inc. (Japan)	2,500	41,593
Telefonaktiebolaget LM Ericsson - B Shares (Sweden)	1,350	15,141
Tomen Devices Corp. (Japan)	100	10,883

	Shares	Value
Technology Hardware & Equipment (Continued)
Wacom Co., Ltd. (Japan)	7,900	$37,751
		511,488
Materials — 6.0%
Materials — 6.0%
Alkane Resources, Ltd. (Australia) (c)	9,461	9,109
ArcelorMittal S.A. (France)	1,367	82,373
ARE Holdings, Inc. (Japan)	900	16,424
Arkema S.A. (France)	122	7,691
BHP Group, Ltd. (Australia)	3,492	145,447
Buzzi S.p.A. (Italy)	208	10,648
Caltagirone S.p.A. (Italy)	1,326	15,440
Chuangxin Industries Holdings, Ltd. (Hong Kong) (b)	4,500	7,920
Dowa Holdings Co., Ltd. (Japan)	300	16,206
Endeavour Mining PLC (United Kingdom)	2,618	128,229
EQ Resources, Ltd. (Australia) (c)	77,150	15,687
Evolution Mining, Ltd. (Australia)	2,771	22,901
Evonik Industries A.G. (Germany)	679	12,314
Evraz PLC (United Kingdom) (c)(d)	354	0
Holcim A.G. (Switzerland)	593	53,469
ICL Group, Ltd. (Israel)	2,185	10,957
Ishihara Sangyo Kaisha, Ltd. (Japan)	600	10,606
Kingsgate Consolidated, Ltd. (Australia)	3,034	10,568
Kobe Steel, Ltd. (Japan)	1,300	15,080
Metals X, Ltd. (Australia) (c)	9,642	8,910
Pan African Resources PLC (United Kingdom)	6,283	7,962
Regis Resources, Ltd. (Australia)	5,615	23,784
Rio Tinto PLC (United Kingdom)	654	61,870
Salzgitter A.G. (Germany)	162	8,385
Sanyo Chemical Industries, Ltd. (Japan)	500	15,117
Sumitomo Chemical Co., Ltd. (Japan)	2,900	9,255
Sumitomo Metal Mining Co., Ltd. (Japan)	200	9,277
Teijin, Ltd. (Japan)	900	9,065
Umicore S.A. (Belgium)	1,074	24,902
Vault Minerals, Ltd. (Australia)	5,338	15,640
Vicat S.A.C.A. (France)	256	18,565
Yara International A.S.A. (Norway)	1,579	69,446
		873,247
Real Estate — 1.3%
Equity Real Estate Investment Trusts (REITs) — 0.6%
Carmila S.A. (France)	461	8,764
Cromwell Property Group (Australia)	84,269	25,446
Industrial & Infrastructure Fund Investment Corp. (Japan)	10	8,750
Japan Hotel REIT Investment Corp. (Japan)	24	11,746
LondonMetric Property PLC (United Kingdom)	4,483	11,189
Sekisui House Reit, Inc. (Japan)	20	9,432
Starhill Global REIT (Singapore)	17,400	7,337
		82,664

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	25

Segall Bryant & Hamill International Equity Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Shares	Value
Real Estate Management & Development — 0.7%
Capitaland India Trust (Singapore)	9,000	$7,108
Daito Trust Construction Co., Ltd. (Japan)	600	11,463
Dios Fastigheter A.B. (Sweden)	1,992	13,183
Great Eagle Holdings, Ltd. (Hong Kong)	5,000	9,365
Property & Building Corp., Ltd. (Israel)	64	6,764
Summit Real Estate Holdings, Ltd. (Israel)	589	9,380
Tokyu Fudosan Holdings Corp. (Japan)	4,000	32,051
Wharf Real Estate Investment Co., Ltd. (Hong Kong)	7,000	19,117
		108,431
Utilities — 3.8%
Utilities — 3.8%
Drax Group PLC (United Kingdom)	1,220	12,282
EDP S.A. (Portugal)	1,937	10,113
Enel S.p.A. (Italy)	11,370	130,343
Engie S.A. (France)	4,426	139,226
Iren S.p.A. (Italy)	3,578	10,127
Kansai Electric Power Co., Inc. (The) (Japan)	4,500	63,598
National Grid PLC (United Kingdom)	2,547	42,009
Naturenergie Holding A.G. (Switzerland)	546	20,814
Naturgy Energy Group S.A. (Spain)	3,354	105,068
Rubis SCA (France)	236	8,278
SSE PLC (United Kingdom)	399	12,872
		554,730
Total Common Stocks (Cost $12,341,552)		14,316,212

PREFERRED STOCKS — 0.4%
Consumer Discretionary — 0.2%
Automobiles & Components — 0.2%
Volkswagen A.G. (Germany)	311	24,935

Health Care — 0.1%
Health Care Equipment & Services — 0.1%
Draegerwerk A.G. & Co. KGaA (Germany)	235	22,142

Real Estate — 0.1%
Real Estate Management & Development — 0.1%
Platzer Fastigheter Holding A.B. (Sweden)	1,410	9,966

Total Preferred Stocks (Cost $59,509)		57,043

Investments at Value — 99.3% (Cost $12,401,061)		$14,373,255

Other Assets in Excess of Liabilities — 0.7%		96,000

Net Assets — 100.0%		$14,469,255

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $38,464, which represents 0.3% of net assets as of June 30, 2026.

(c)	Non-income producing security.

(d)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Country	Value	% of Net Assets
Japan	$3,385,114	23.4%
United Kingdom	1,992,092	13.7%
France	1,485,843	10.3%
Switzerland	1,298,992	9.0%
Germany	1,295,519	9.0%
Australia	916,046	6.3%
Netherlands	838,503	5.8%
Spain	551,701	3.8%
Italy	512,768	3.5%
Sweden	446,308	3.1%
Hong Kong	285,585	2.0%
Singapore	275,526	1.9%
Denmark	261,681	1.8%
Israel	208,129	1.4%
Norway	154,792	1.1%
Belgium	132,801	0.9%
Austria	121,635	0.8%
Finland	101,595	0.7%
Portugal	52,311	0.4%
Ireland	47,805	0.3%
New Zealand	8,509	0.1%
Total Investments	$14,373,255	99.3%
Other Assets in Excess of Liabilities	96,000	0.7%
Net Assets	$14,469,255	100.0%

See Notes to Financial Statements.

26	| www.cisbh.com/funds

Segall Bryant & Hamill Global All Cap Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.0%
Communication Services — 6.1%
Media & Entertainment — 6.1%
Alphabet, Inc. - Class C	3,890	$1,374,454
Meta Platforms, Inc. - Class A	785	442,183
Spotify Technology S.A. (Luxembourg) (a)	1,027	471,526
		2,288,163
Consumer Discretionary — 14.1%
Automobiles & Components — 1.5%
Ferrari N.V. (Netherlands)	1,538	572,582

Consumer Discretionary Distribution & Retail — 6.6%
Amazon.com, Inc. (a)	4,062	968,137
D’ieteren Group (Belgium)	5,029	981,148
Dollarama, Inc. (Canada)	4,036	533,903
		2,483,188
Consumer Durables & Apparel — 1.4%
Brunello Cucinelli S.p.A. (Italy)	5,676	536,628

Consumer Services — 4.6%
Compass Group PLC (United Kingdom)	14,608	471,975
InterContinental Hotels Group PLC (United Kingdom)	4,809	826,583
Viking Holdings, Ltd. (Bermuda) (a)	4,246	444,429
		1,742,987
Consumer Staples — 3.5%
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp.	480	449,025

Food, Beverage & Tobacco — 2.3%
Lotus Bakeries N.V. (Belgium)	67	888,130

Energy — 3.6%
Energy — 3.6%
Chevron Corp.	3,257	539,881
Suncor Energy, Inc. (Canada)	15,299	821,250
		1,361,131
Financials — 13.4%
Banks — 6.5%
Fifth Third Bancorp	8,642	487,149
Intesa Sanpaolo S.p.A. (Italy)	120,859	830,222
JPMorgan Chase & Co.	3,424	1,120,778
		2,438,149
Financial Services — 2.3%
Visa, Inc. - Class A	2,555	876,595

Insurance — 4.6%
Globe Life, Inc.	5,785	1,033,663
Reinsurance Group of America, Inc.	3,289	699,406
		1,733,069

	Shares	Value
Health Care — 6.4%
Health Care Equipment & Services — 0.9%
IDEXX Laboratories, Inc. (a)	677	$356,400

Pharmaceuticals, Biotechnology & Life Sciences — 5.5%
AstraZeneca PLC (United Kingdom)	2,683	500,916
Eli Lilly & Co.	555	665,684
Lonza Group A.G. (Switzerland)	710	478,987
Thermo Fisher Scientific, Inc.	829	415,627
		2,061,214
Industrials — 16.5%
Capital Goods — 15.4%
ATI, Inc. (a)	5,579	1,099,621
Fluidra S.A. (Spain)	21,510	486,492
Parker-Hannifin Corp.	433	423,526
Quanta Services, Inc.	1,294	931,732
Safran S.A. (France)	2,425	955,097
Schneider Electric S.E. (France)	2,354	769,847
Siemens Energy A.G. (Germany)	4,036	768,987
Trane Technologies PLC (Ireland)	805	395,384
		5,830,686
Commercial & Professional Services — 1.1%
Waste Connections, Inc. (Canada)	2,407	401,223

Information Technology — 31.8%
Semiconductors & Semiconductor Equipment — 13.3%
Infineon Technologies A.G. (Germany)	10,939	1,029,883
Marvell Technology, Inc.	3,828	1,140,323
Monolithic Power Systems, Inc.	680	940,005
NVIDIA Corp.	7,451	1,490,871
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	841	401,636
		5,002,718
Software & Services — 8.0%
Cadence Design Systems, Inc. (a)	1,304	489,417
Microsoft Corp.	3,185	1,188,069
Palo Alto Networks, Inc. (a)	3,971	1,354,190
		3,031,676
Technology Hardware & Equipment — 10.5%
Amphenol Corp. - Class A	3,542	624,525
Apple, Inc.	3,271	946,497
Arista Networks, Inc. (a)	4,572	776,691
Flex, Ltd. (Singapore) (a)	6,970	1,129,628
Motorola Solutions, Inc.	1,134	470,939
		3,948,280
Materials — 1.4%
Materials — 1.4%
Linde PLC (Ireland)	1,038	538,660

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	27

Segall Bryant & Hamill Global All Cap Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Shares	Value
Real Estate — 1.2%
Real Estate Management & Development — 1.2%
CBRE Group, Inc. - Class A (a)	3,251	$437,877

Investments at Value — 98.0% (Cost $21,879,157)		$36,978,381

Other Assets in Excess of Liabilities — 2.0%		766,558

Net Assets — 100.0%		$37,744,939

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Country	Value	% of Net Assets
United States	$21,743,265	57.6%
Belgium	1,869,278	4.9%
United Kingdom	1,799,474	4.8%
Germany	1,798,870	4.8%
Canada	1,756,376	4.6%
France	1,724,944	4.6%
Italy	1,366,850	3.6%
Singapore	1,129,628	3.0%
Ireland	934,044	2.5%
Netherlands	572,582	1.5%
Spain	486,492	1.3%
Switzerland	478,987	1.3%
Luxembourg	471,526	1.2%
Bermuda	444,429	1.2%
Taiwan	401,636	1.1%
Total Investments	$36,978,381	98.0%
Other Assets in Excess of Liabilities	766,558	2.0%
Net Assets	$37,744,939	100.0%

See Notes to Financial Statements.

28	| www.cisbh.com/funds

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 37.0%
Finance — 10.2%
Banking — 5.7%
American Express Co. (SOFR + 109) (a)	5.532%	04/25/30	$5,041,000	$5,152,979
Bank of America Corp., Series N, (SOFR + 153) (a)	1.898%	07/23/31	13,475,000	12,018,369
Citigroup, Inc. (SOFR + 116.7) (a)	2.561%	05/01/32	6,362,000	5,719,358
JP Morgan Chase & Co. (3M SOFR + 110.5) (a)	1.764%	11/19/31	4,850,000	4,271,982
PNC Financial Services Group, Inc. (SOFR + 228.4) (a)(b)	6.875%	10/20/34	6,585,000	7,270,015
Wells Fargo & Co., Series Q (TSFR3M + 157.161) (a)	3.584%	05/22/28	5,635,000	5,587,902
Wells Fargo & Co., Series U (SOFR + 150) (a)	3.350%	03/02/33	2,072,000	1,904,677
				41,925,282
Mortgage Banking — 0.5%
Provident Funding Associates LP/PFG Finance Corp. (c)	9.750%	09/15/29	3,650,000	3,813,180

Noncaptive Diversified Financial Companies — 1.1%
Aviation Capital Group LLC (c)	6.250%	04/15/28	2,875,000	2,940,076
GATX Corp.	3.500%	06/01/32	5,797,000	5,367,922
				8,307,998
Real Estate Investment Trusts — 2.9%
Host Hotels & Resorts LP, Series J (b)	2.900%	12/15/31	7,809,000	6,993,989
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	6,175,000	5,989,502
Ventas Realty LP	5.000%	01/15/35	4,845,000	4,775,848
Vici Properties, Inc. (c)	4.500%	01/15/28	4,000,000	3,972,141
				21,731,480
Industrial – 20.1%
Automobile Manufacturing — 1.0%
Ford Motor Credit Co., LLC	7.350%	11/04/27	3,425,000	3,519,188
General Motors Financial Co., Inc.	5.050%	04/04/28	3,855,000	3,878,126
				7,397,314
Beverage / Bottling — 0.2%
Anheuser-Busch InBev Worldwide, Inc.	6.625%	08/15/33	1,575,000	1,737,758

Building Products — 2.0%
Allegion US Holding Co., Inc.	3.550%	10/01/27	2,550,000	2,516,356
Martin Marietta Materials, Inc.	2.400%	07/15/31	6,500,000	5,787,177
Masco Corp.	6.500%	08/15/32	6,205,000	6,592,631
				14,896,164
Construction Machinery — 1.1%
Brunswick Corp.	2.400%	08/18/31	4,798,000	4,196,188
BWX Technologies, Inc. (c)	4.125%	06/30/28	4,169,000	4,089,967
				8,286,155
Consumer Products — 0.5%
Church & Dwight Co., Inc.	5.600%	11/15/32	3,500,000	3,659,159

Diversified Manufacturing – 1.5%
Eaton Corp.	4.500%	03/06/33	4,855,000	4,752,618
Otis Worldwide Corp.	2.565%	02/15/30	2,761,000	2,565,423
Otis Worldwide Corp.	3.112%	02/15/40	1,432,000	1,101,754
Vontier Corp.	2.400%	04/01/28	2,800,000	2,688,993
				11,108,788
Electronics — 0.4%
QORVO, Inc.	4.375%	10/15/29	3,325,000	3,205,040

Healthcare Facilities / Supplies — 1.0%
HCA, Inc.	3.500%	09/01/30	4,250,000	4,031,706
Tenet Healthcare Corp.	4.250%	06/01/29	3,655,000	3,552,237
				7,583,943

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	29

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Coupon	Maturity	Par Value	Value
Home Building — 0.5%
KB Home	4.800%	11/15/29	$3,594,000	$3,552,023

Independent Energy — 2.0%
Occidental Petroleum Corp.	7.500%	05/01/31	6,085,000	6,733,655
Range Resources Corp. (c)	4.750%	02/15/30	4,320,000	4,230,522
SM Energy Co.	6.500%	07/15/28	3,652,000	3,659,267
				14,623,444
Media — Cable — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. (c)	5.000%	02/01/28	4,140,000	4,088,134

Midstream Energy — 1.6%
Tennessee Gas Pipeline Co., LLC	8.375%	06/15/32	6,309,000	7,333,910
Transcontinental Gas Pipe Line Co., LLC	3.250%	05/15/30	4,840,000	4,595,664
				11,929,574
Other Industrial — 1.4%
Fedex Freight Holding Co., CV (c)	5.250%	03/15/36	1,650,000	1,607,124
LKQ Corp. (b)	6.250%	06/15/33	4,550,000	4,705,711
Quanta Services, Inc.	2.900%	10/01/30	4,000,000	3,721,088
				10,033,923
Packaging — 1.4%
Avery Dennison Corp.	2.650%	04/30/30	2,485,000	2,299,149
Avery Dennison Corp.	2.250%	02/15/32	2,865,000	2,494,720
Crown Americas LLC	5.250%	04/01/30	3,542,000	3,551,641
Silgan Holdings, Inc.	4.125%	02/01/28	1,925,000	1,899,714
				10,245,224
Pharmaceuticals — 1.0%
Pfizer Investment Enterprises Pte., Ltd.	4.450%	05/19/28	6,000,000	6,004,348
Teva Pharmaceuticals Finance	3.150%	10/01/26	1,571,000	1,563,271
				7,567,619
Retail Stores — 0.9%
Dick’s Sporting Goods, Inc.	3.150%	01/15/32	3,825,000	3,492,511
Group 1 Automotive, Inc. (c)	4.000%	08/15/28	3,615,000	3,519,861
				7,012,372
Services — 1.2%
Block Financial LLC	3.875%	08/15/30	3,675,000	3,493,256
Rayonier LP	2.750%	05/17/31	6,000,000	5,387,191
				8,880,447
Supermarkets — 0.5%
Alimentation Couch-Tard, Inc. (c)	5.077%	09/29/35	3,790,000	3,741,868

Transportation Services — 1.3%
Fedex Corp.	3.900%	02/01/35	2,245,000	2,069,633
Fedex Corp.	5.100%	01/15/44	4,000,000	3,799,185
XPO CNW, Inc.	6.700%	05/01/34	3,592,000	3,791,413
				9,660,231
Utility — 6.7%
Electric — 6.7%
Duke Energy Carolinas LLC	4.950%	01/15/33	7,670,000	7,720,049
National Rural Utility Cooperative Finance Corp.	2.400%	03/15/30	1,650,000	1,520,106
National Rural Utility Cooperative Finance Corp.	2.750%	04/15/32	2,270,000	2,030,552
Nevada Power Co.	6.750%	07/01/37	3,956,000	4,392,820
Oglethorpe Power Corp., Series 2022-A (b)	4.500%	04/01/47	8,334,000	6,893,351
Peco Energy Co.	4.900%	06/15/33	3,954,000	3,982,378
PG&E Corp.	5.000%	07/01/28	4,866,000	4,839,186
PG&E Corp.	5.250%	07/01/30	2,500,000	2,461,854

See Notes to Financial Statements.

30	| www.cisbh.com/funds

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Coupon	Maturity	Par Value	Value
Electric (Continued)
Pinnacle West Capital Corp.	4.900%	05/15/28	$2,774,000	$2,783,792
Virginia Electric & Power Co., Series A	6.000%	05/15/37	6,321,000	6,656,899
Vistra Operations Corp. (c)	6.875%	04/15/32	3,388,000	3,508,931
Wisconsin Electric Power Co.	4.750%	09/30/32	3,460,000	3,468,571
				50,258,489

Total Corporate Bonds (Cost $277,425,545)				275,245,609

MUNICIPAL BONDS — 2.0%
California — 0.9%
California Municipal Finance Authority, Series 2021 (b)(d)	3.637%	07/01/30	6,700,000	6,201,669

Nebraska — 0.5%
City of Blair Nebraska Water System, Series 2023 (b)	6.100%	05/15/27	3,840,000	3,841,685

New Hampshire — 0.6%
National Finance Authority, Series 2021	3.778%	01/01/36	5,950,000	4,407,882

Total Municipal Bonds (Cost $16,724,692)				14,451,236

ASSET BACKED SECURITIES — 2.0%
Toyota Auto Receivables Owner Trust, Series 2025-A, Class A-3	4.640%	08/15/29	2,535,000	2,543,192
Trinity Rail Leasing LP, Series 2022-1, Class A (c)	4.550%	05/19/52	4,475,869	4,380,145
Verizon Master Trust, Series 2024-6, Class A-1A	4.170%	08/20/30	6,000,000	5,992,319
Verizon Master Trust, Series 2024-8, Class A-1A	4.620%	11/20/30	1,850,000	1,857,568
Total Asset Backed Securities (Cost $14,814,744)				14,773,224

MORTGAGE-BACKED SECURITIES PASSTHROUGH — 29.4%
Federal Home Loan Mortgage Corp. — 14.1%
Pool #781958 (H15T1Y + 225) (a)	6.375%	09/01/34	9,592	9,840
Pool #G08061	5.500%	06/01/35	19,971	20,572
Pool #A42128	5.500%	01/01/36	50,215	50,601
Pool #G02386	6.000%	11/01/36	118,045	123,982
Pool #G08607	4.500%	09/01/44	401,389	393,705
Pool #SD8092	3.000%	09/01/50	5,038,048	4,407,114
Pool #SD8129	2.500%	02/01/51	3,593,694	3,035,607
Pool #SD8151	2.500%	06/01/51	9,059,446	7,634,069
Pool #SD8194	2.500%	02/01/52	9,093,279	7,643,477
Pool #SD8196	3.500%	02/01/52	8,962,327	8,184,439
Pool #SD8201	3.000%	03/01/52	5,731,455	5,009,400
Pool #SD8202	3.500%	03/01/52	12,241,504	11,182,476
Pool #RA6910	3.500%	03/01/52	3,433,841	3,139,725
Pool #SD8214	3.500%	05/01/52	2,474,033	2,246,131
Pool #SD8215	4.000%	05/01/52	6,432,862	6,033,891
Pool #RA7554	4.000%	06/01/52	3,834,762	3,601,987
Pool #SD8231	4.500%	07/01/52	6,885,170	6,653,778
Pool #SD8235	3.000%	08/01/52	3,813,885	3,331,937
Pool #SD8238	4.500%	08/01/52	5,470,412	5,281,086
Pool #SD8246	5.000%	09/01/52	5,634,874	5,581,659
Pool #SD8420	5.500%	04/01/54	5,768,140	5,809,309
Pool #SD8491	5.000%	12/01/54	3,649,183	3,594,663
Pool #SD8494	5.500%	01/01/55	4,853,636	4,875,942
Pool #SD8533	5.500%	05/01/55	6,792,472	6,818,677
				104,664,067

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	31

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association — 12.1%
Pool #735897	5.500%	10/01/35	$156,615	$160,367
Pool #888016	5.500%	05/01/36	254,016	261,348
Pool #AL3287, Series 2013	4.500%	09/01/41	662,177	654,841
Pool #MA1700, Series 2013	4.500%	12/01/43	533,699	523,163
Pool #MA1971	4.500%	06/01/44	100,475	98,429
Pool #MA2005	4.500%	08/01/44	217,936	213,498
Pool #CB3110	2.500%	03/01/47	940,597	796,831
Pool #MA4020	3.000%	05/01/50	4,112,560	3,626,757
Pool #MA4048	3.000%	06/01/50	4,014,902	3,536,366
Pool #MA4097	3.000%	08/01/50	4,002,804	3,526,882
Pool #FM6110	3.000%	09/01/50	3,829,368	3,416,517
Pool #MA4121	3.000%	09/01/50	3,006,124	2,647,280
Pool #CA8256	2.500%	12/01/50	6,868,221	5,750,327
Pool #FS0672	2.000%	01/01/51	4,099,037	3,326,869
Pool #BT0417	2.500%	06/01/51	3,068,824	2,586,949
Pool #MA4379	2.500%	07/01/51	3,363,137	2,830,982
Pool #MA4438	2.500%	10/01/51	4,732,250	3,978,539
Pool #MA4514	3.500%	01/01/52	1,298,030	1,185,879
Pool #MA4580	3.500%	04/01/52	1,057,919	960,675
Pool #BV7245	4.000%	05/01/52	2,563,669	2,403,949
Pool #MA4644	4.000%	05/01/52	10,495,430	9,844,494
Pool #MA4732	4.000%	09/01/52	669,935	627,912
Pool #MA4761	5.000%	09/01/52	5,727,980	5,672,431
Pool #MA4894	6.000%	01/01/53	857,677	879,084
Pool #MA5008	4.500%	05/01/53	6,054,166	5,840,681
Pool #MA5164	5.000%	10/01/53	5,083,779	5,022,652
Pool #MA5216	6.000%	12/01/53	3,265,032	3,340,995
Pool #MA5295	6.000%	03/01/54	3,781,898	3,869,319
Pool #MA5497	5.500%	10/01/54	4,429,374	4,448,951
Pool #MA5531	5.500%	11/01/54	6,316,348	6,346,998
Pool #MA5674	6.000%	04/01/55	1,832,775	1,875,141
				90,255,106
Government National Mortgage Association — 3.2%
Pool #MA7590M	3.000%	09/20/51	6,109,045	5,429,921
Pool #MA7769M	3.500%	12/20/51	3,779,181	3,438,174
Pool #MA8801M	5.500%	04/20/53	4,646,383	4,706,858
Pool #MB0816M	6.500%	12/20/55	2,107,804	2,184,301
Pool #MB0874M	6.500%	01/20/56	7,899,115	8,193,305
				23,952,559

Total Mortgage-Backed Securities Passthrough (Cost $228,988,151)				218,871,732

U.S. TREASURY BONDS & NOTES — 27.7%
United States Treasury	2.375%	05/15/27	15,608,000	15,381,318
United States Treasury	2.625%	02/15/29	14,360,000	13,813,647
United States Treasury	0.625%	08/15/30	15,708,000	13,603,373
United States Treasury	3.625%	12/31/30	15,251,000	14,891,767
United States Treasury	2.750%	08/15/32	18,211,000	16,724,954
United States Treasury	3.375%	05/15/33	23,517,000	22,211,623
United States Treasury	4.625%	02/15/35	15,776,000	16,026,198
United States Treasury	1.125%	05/15/40	14,561,000	9,212,676
United States Treasury	1.750%	08/15/41	22,334,000	14,969,015
United States Treasury	3.125%	11/15/41	17,242,000	14,081,191
United States Treasury	2.500%	02/15/45	24,725,000	17,340,338

See Notes to Financial Statements.

32	| www.cisbh.com/funds

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Coupon	Maturity	Par Value	Value
U.S. TREASURY BONDS & NOTES (Continued)
United States Treasury	1.375%	08/15/50	$36,900,000	$18,101,180
United States Treasury	2.875%	05/15/52	23,137,000	16,005,201
United States Treasury	4.625%	11/15/55	3,750,000	3,567,773
Total U.S. Treasury Bonds & Notes (Cost $209,391,908)				205,930,254

Investments at Value — 98.1% (Cost $747,345,040)				$729,272,055

Other Assets in Excess of Liabilities — 1.9%				14,387,762

Net Assets — 100.0%				$743,659,817

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(c)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $6,201,669, which represents 0.8% of net assets as of June 30, 2026.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	33

Segall Bryant & Hamill Quality High Yield Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 96.6%
Finance — 6.1%
Mortgage Banking — 1.6%
Provident Funding Associates LP/PFG Finance Corp. (a)	9.750%	09/15/29	$966,000	$1,009,187

Noncaptive Consumer Financial Companies — 0.2%
Sumisho Air Lease Corp.	3.250%	10/01/29	150,000	142,677

Real Estate Investment Trusts — 4.3%
Host Hotels & Resorts LP, Series J (b)	2.900%	12/15/31	1,330,000	1,191,190
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	1,500,000	1,454,940
				2,646,130
Industrial — 83.0%
Automobile Manufacturing — 3.4%
Ford Motor Co.	7.400%	11/01/46	640,000	669,496
Goodyear Tire & Rubber Co.	4.875%	03/15/27	1,450,000	1,448,646
				2,118,142
Building Products — 1.7%
Quikrete Holdings, Inc. (a)	6.375%	03/01/32	747,000	762,819
Quikrete Holdings, Inc. (a)	6.750%	03/01/33	300,000	305,813
				1,068,632
Chemicals — 4.5%
Axalta Coating Systems LLC (a)	4.750%	06/15/27	520,000	518,461
Axalta Coating Systems LLC (a)	3.375%	02/15/29	1,000,000	954,606
Olin Corp.	5.625%	08/01/29	676,000	671,021
Olin Corp.	5.000%	02/01/30	675,000	654,362
				2,798,450
Construction Machinery — 7.5%
Brunswick Corp.	2.400%	08/18/31	1,389,000	1,214,778
BWX Technologies, Inc. (a)	4.125%	06/30/28	1,540,000	1,510,806
United Rentals North America, Inc.	4.875%	01/15/28	961,000	957,842
United Rentals, Inc.	3.875%	02/15/31	1,020,000	963,746
				4,647,172
Consumer Products — 4.2%
Central Garden & Pet Co.	4.125%	10/15/30	1,350,000	1,287,339
Scotts Miracle-Gro Co.	4.500%	10/15/29	500,000	489,539
Scotts Miracle-Gro Co.	4.000%	04/01/31	875,000	820,125
				2,597,003
Diversified Manufacturing — 4.3%
ATS Automation Tooling Systems, Inc. (a)	4.125%	12/15/28	1,315,000	1,282,350
Griffon Corp.	5.750%	03/01/28	1,336,000	1,336,146
				2,618,496
Electronics — 1.9%
QORVO, Inc.	4.375%	10/15/29	1,181,000	1,138,392

Energy — Midstream — 2.0%
Nustar Logistics	6.375%	10/01/30	1,167,000	1,205,929

Environmental — 1.6%
Clean Harbors, Inc. (a)	5.125%	07/15/29	995,000	989,636

Healthcare Facilities / Supplies — 1.2%
Baxter International, Inc.	2.539%	02/01/32	370,000	318,495
Tenet Healthcare Corp.	6.125%	10/01/28	436,000	437,752
				756,247

See Notes to Financial Statements.

34	| www.cisbh.com/funds

Segall Bryant & Hamill Quality High Yield Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Coupon	Maturity	Par Value	Value
Home Builders — 2.1%
KB Home	6.875%	06/15/27	$1,310,000	$1,319,452

Independent Energy — 8.1%
APA Corp.	4.250%	01/15/30	680,000	668,017
Occidental Petroleum Corp.	7.875%	09/15/31	1,300,000	1,465,262
Range Resources Corp. (a)	4.750%	02/15/30	1,540,000	1,508,103
SM Energy Co.	6.500%	07/15/28	1,325,000	1,327,637
				4,969,019
Media — Cable — 2.2%
Sirius XM Radio, Inc. (a)	5.500%	07/01/29	1,350,000	1,346,905

Media — Non-Cable — 7.4%
Lamar Media Corp.	3.750%	02/15/28	775,000	760,452
Lamar Media Corp.	4.875%	01/15/29	815,000	808,395
Nexstar Broadcasting, Inc. (a)	4.750%	11/01/28	425,000	416,340
Outfront Media Capital LLC (a)	4.250%	01/15/29	1,550,000	1,509,255
Paramount Global	4.200%	06/01/29	557,000	534,365
Paramount Global	4.950%	01/15/31	565,000	525,415
				4,554,222
Metals / Mining — 2.1%
FMG Resources August 2006 Pty., Ltd. (a)	4.500%	09/15/27	1,319,000	1,308,877

Other Industrial — 1.5%
Fedex Freight Holding Co., CV (a)	5.250%	03/15/36	315,000	306,814
LKQ Corp. (b)	6.250%	06/15/33	600,000	620,533
				927,347
Packaging — 4.7%
Ball Corp.	2.875%	08/15/30	350,000	319,372
Crown Americas LLC	5.250%	04/01/30	1,250,000	1,253,402
Silgan Holdings, Inc.	4.125%	02/01/28	1,358,000	1,340,162
				2,912,936
Pharmaceuticals — 1.1%
Teva Pharmaceuticals Financial Netherlands B.V.	3.150%	10/01/26	653,000	649,787

Restaurants — 2.1%
Papa Johns International, Inc. (a)	3.875%	09/15/29	1,000,000	957,127
YUM Brands, Inc.	3.625%	03/15/31	350,000	325,755
				1,282,882
Retail Stores — 6.3%
Asbury Automotive Group, Inc.	4.500%	03/01/28	1,225,000	1,212,643
Dick’s Sporting Goods, Inc.	4.100%	01/15/52	435,000	316,512
Group 1 Automotive, Inc. (a)	4.000%	08/15/28	1,064,000	1,035,998
L Brands, Inc.	5.250%	02/01/28	1,303,000	1,304,961
				3,870,114
Services — 6.0%
AECOM (a)	6.000%	08/01/33	930,000	931,329
Murphy Oil USA (a)	5.875%	06/01/34	900,000	902,838
Service Corp. International	4.625%	12/15/27	1,200,000	1,193,836
TopBuild Corp. (a)	3.625%	03/15/29	697,000	697,000
				3,725,003
Steel — 2.7%
ATI, Inc.	4.875%	10/01/29	650,000	642,876
Commercial Metals Co. (a)	5.750%	11/15/33	1,050,000	1,043,797
				1,686,673

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	35

Segall Bryant & Hamill Quality High Yield Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Coupon	Maturity	Par Value	Value
Transportation Services — 2.2%
XPO Logistics, Inc.	6.700%	05/01/34	$1,290,000	$1,361,616

Vehicle Parts — 2.1%
Allison Transmission, Inc. (a)	4.750%	10/01/27	649,000	647,382
Allison Transmission, Inc. (a)	3.750%	01/30/31	704,000	658,373
				1,305,755
Wireline Telecommunications — 0.1%
DIRECTV Financing LLC (a)	5.875%	08/15/27	73,000	72,894

Utility — 7.5%
Electric — 7.5%
NextEra Energy, Inc. (c)	6.500%	08/15/55	150,000	153,965
NRG Energy, Inc. (a)	3.625%	02/15/31	1,352,000	1,255,540
PG&E Corp.	5.000%	07/01/28	950,000	944,765
PG&E Corp.	5.250%	07/01/30	704,000	693,258
Southern Co., Series 2025-B (c)	6.375%	03/15/55	155,000	159,069
Vistra Operations Corp. (a)	6.875%	04/15/32	1,390,000	1,439,615
				4,646,212

Investments at Value — 96.6% (Cost $60,291,984)				$59,675,787

Other Assets in Excess of Liabilities — 3.4%				2,079,737

Net Assets — 100.0%				$61,755,524

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

36	| www.cisbh.com/funds

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Coupon	Maturity	Par Value	Value
MUNICIPAL BONDS — 84.1%
Certificate Participation — 2.4%
Lease / Rent — 2.4%
Bay County Florida School Board COP, AGM, Series 2022-A (a)	5.500%	07/01/42	$750,000	$822,507
Buckeye Local School District Medina Ohio COP, BAM, Series 2026 (a)	5.250%	12/01/40	1,290,000	1,416,784
Buckeye Local School District Medina Ohio COP, BAM, Series 2026 (a)	5.250%	12/01/41	1,355,000	1,487,619
South Euclid-Lyndhurst City School District COP, BAM, Series 2026 (a)	5.500%	12/01/51	350,000	364,465
South Euclid-Lyndhurst City School District COP, BAM, Series 2026 (a)	5.500%	12/01/55	500,000	517,749
				4,609,124
CMBS — 1.0%
Multi-Family Housing — 1.0%
Federal Home Loan Mortgage Corp., Series ML-28	4.095%	11/25/42	2,000,000	1,981,761

General Obligation — 18.9%
Local — 18.9%
Chambers County Texas Improvement District No. 1, Series 2020 (b)	2.000%	09/01/27	1,450,000	1,435,776
Chambers County Texas Improvement District No. 1, Series 2020 (b)	2.000%	09/01/28	1,450,000	1,396,121
Chambers County Texas Improvement District No. 1, Series 2020 (b)	2.000%	09/01/29	1,455,000	1,374,443
City of Austin TX, Series 2025	5.000%	09/01/43	1,000,000	1,104,971
Cool Water Municipal Utility District, BAM, Series 2023-A (a)(b)	7.000%	08/15/30	380,000	425,838
Cornwall-Lebanon Pennsylvania School District, Series 2026	5.000%	02/15/45	500,000	531,830
Cornwall-Lebanon Pennsylvania School District, Series 2026	5.000%	02/15/46	500,000	529,087
Downingtown Area School District Chester County Pennsylvania, Series 2026-B	5.000%	11/01/44	850,000	919,807
Downingtown Area School District Chester County Pennsylvania, Series 2026-B	5.000%	11/01/45	1,000,000	1,074,297
Downingtown Area School District Chester County Pennsylvania, Series 2026-B	5.000%	11/01/46	1,000,000	1,066,749
Eanes Independent School District, Series 2025	5.250%	08/01/42	835,000	927,021
Fairfield Independent School District, Series 2025	5.250%	08/15/42	570,000	635,659
Fairfield Independent School District, Series 2025	5.250%	08/15/43	345,000	383,050
Harris County Texas Municipal Utility District No. 504, Series 2019	3.125%	09/01/49	225,000	166,245
Jackson County Consolidated School District No. 4, Series 2025	5.750%	03/01/41	400,000	466,103
Jackson County Consolidated School District No. 4, Series 2025	5.750%	03/01/43	250,000	288,269
Jackson County Consolidated School District No. 4, Series 2025	5.750%	03/01/44	525,000	600,994
Jackson County Consolidated School District No. 4, Series 2025	5.750%	03/01/45	500,000	567,918
Kaufman County Texas Municipal Utility District No. 5, Series 2021 (b)	3.000%	03/01/35	450,000	414,526
King County Washington Public Hospital District No. 2, Series 2024	5.250%	12/01/45	2,350,000	2,528,039
Ohio EHOVE Joint Vocational School District, Series 2025	5.500%	12/01/41	880,000	967,082
Osage County School District No. R-II, Series 2024	5.500%	03/01/44	525,000	579,979
San Antonio Independent School District, Series 2026	5.000%	08/15/46	440,000	476,723
Sanitary and Improvement District No. 425 of Douglas County Nebraska, Series 2023	4.900%	11/01/33	4,000,000	4,088,030
Schuylkill Vally School District Berks County Pennsylvania, BAM, Series 2026 (a)	5.000%	04/01/41	1,500,000	1,615,561
Schuylkill Vally School District Berks County Pennsylvania, BAM, Series 2026 (a)	5.000%	04/01/42	470,000	504,491
Seneca Valley School District Butler County Pennsylvania, Series 2026	5.000%	03/01/45	575,000	619,463
Seneca Valley School District Butler County Pennsylvania, Series 2026	5.000%	03/01/46	725,000	776,715
Southern Boone County R-I School District, Series 2026	6.000%	03/01/43	300,000	355,604
Southern Boone County R-I School District, Series 2024	6.000%	03/01/44	2,520,000	2,887,023
Southern Boone County R-I School District, Series 2026	6.000%	03/01/44	250,000	295,199
Southern Boone County R-I School District, Series 2026	6.000%	03/01/45	500,000	586,926
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/35	525,000	484,922
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/36	540,000	490,759
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/37	550,000	490,952
Terdyffin-Easttown School District, Series 2026	5.000%	02/15/48	2,000,000	2,114,645
Travis County Texas Municipal Utility District No. 21, Series 2016 (b)	3.000%	09/01/27	100,000	99,472
Travis County Texas Municipal Utility District No. 21, Series 2016 (b)	3.500%	09/01/33	215,000	211,848
Walled Lake Consolidated School District, Series 2026	5.000%	05/01/44	800,000	874,680
Walled Lake Consolidated School District, Series 2026	5.000%	05/01/45	585,000	633,712

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	37

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Coupon	Maturity	Par Value	Value
Local (Continued)
Walled Lake Consolidated School District, Series 2026	5.000%	05/01/46	$650,000	$697,725
West Harris County Texas Municipal District No. 5, Series 2015 (b)	3.375%	09/01/27	105,000	104,317
				36,792,571
Local Authority — 0.5%
Education — 0.1%
Administrators of the Tulane Educational Fund, Series 2013-C (b)	5.000%	10/01/47	170,000	154,328

Public Services — 0.4%
Port of Greater Cincinnati Ohio Development Authority, Series 2020 (b)(c)	5.250%	12/01/35	880,000	852,874

Revenue — 60.3%
Education — 0.0% (d)
Minnewaukan Public School District No. 5, Series 2016	2.700%	08/01/26	60,000	59,937
Pennsylvania Higher Educational Facilities Authority, Series 2016 (b)	3.000%	05/01/37	15,000	13,362
				73,299
Healthcare — 4.2%
Illinois Finance Authority, Series 2019	3.684%	11/01/34	1,930,000	1,936,606
Medical University Hospital Authority, Series 2026	5.250%	11/15/42	1,750,000	1,897,320
Medical University Hospital Authority, Series 2026	5.250%	11/15/46	750,000	794,472
Medical University Hospital Authority, Series 2026	5.250%	05/15/47	1,470,000	1,545,438
Medical University Hospital Authority, Series 2026	5.250%	11/15/54	2,000,000	2,072,205
				8,246,041
Housing — 35.1%
California County Community Choice Financing Authority, Series 2026-F	5.000%	06/01/36	1,750,000	1,897,356
California State Department of Veteran Affairs, Series 2016-B	3.250%	12/01/36	65,000	63,810
California State Department of Veteran Affairs, Series 2016-B	3.375%	12/01/41	775,000	744,041
California State Department of Veteran Affairs, Series 2016-B	3.500%	12/01/46	70,000	64,781
City of Raleigh North Carolina Housing Authority, Series 2025	3.150%	01/01/44	2,225,000	2,233,723
Columbus Franklin County Ohio Finance Authority, Series 2025	3.190%	06/01/44	1,100,000	1,105,037
Connecticut Housing Finance Authority, Series 2016-E	3.000%	11/15/36	205,000	190,566
Connecticut Housing Finance Authority, Series 2016-A	3.500%	05/15/51	145,000	140,488
Connecticut Housing Finance Authority, Series 2021D-SUB-D1 (b)	3.000%	05/15/51	440,000	433,959
Florida Housing Finance Corp., Series 2025-F-2 (b)	3.650%	05/01/28	360,000	361,821
Florida Housing Finance Corp., Series 2025-SFR (b)	2.850%	10/01/43	715,000	713,618
Florida Housing Finance Corp., Series 2024-L (b)	3.500%	07/01/58	2,000,000	2,012,674
Georgia Housing & Finance Authority, Series 2016-A	3.350%	12/01/41	665,000	617,802
Georgia Housing & Finance Authority, Series 2017-B	3.550%	12/01/42	70,000	67,542
Georgia Housing & Finance Authority, Series 2013-A	3.900%	12/01/43	5,000	5,000
Georgia Housing & Finance Authority, Series 2017-B	3.600%	06/01/44	205,000	196,278
Georgia Housing & Finance Authority, Series 2016-B-1	3.500%	12/01/46	65,000	58,234
Housing Authority of the City of College Park Georgia, Series 2025	3.450%	04/01/44	2,035,000	2,048,923
Inlivian NC Multifamily Housing, Series 2022 (c)	3.200%	06/01/43	500,000	500,034
Knoxville Tennessee Community Development Corp., Series 2025	3.150%	05/01/46	4,475,000	4,488,232
Lee County Florida Housing Finance Authority, Series 2025	3.500%	12/01/42	1,000,000	1,004,712
Maryland Community Development Administration Department, Series 2021-A	1.050%	03/01/29	500,000	464,775
Metropolitan Government of Nashville and Davidson County, Tennessee (The), Series 2025	5.000%	10/01/28	2,765,000	2,832,022
Michigan State Housing Development Authority, Series 2019-B	3.100%	12/01/44	440,000	377,761
Minnesota State Housing Finance Agency, Series 2021-F (b)	1.850%	07/01/32	470,000	414,884
Mississippi Home Corp. Single Family Mortgage, Series 2026-A	5.500%	06/01/45	1,850,000	2,014,751
Missouri Housing Development Commission, Series 2016-A-1	3.450%	11/01/36	15,000	14,985
Missouri Housing Development Commission, Series 2016-B	3.000%	11/01/38	65,000	59,102
Missouri Housing Development Commission, Series 2016-B	3.100%	11/01/41	20,000	17,752

See Notes to Financial Statements.

38	| www.cisbh.com/funds

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Coupon	Maturity	Par Value	Value
Housing (Continued)
Nebraska Investment Finance Authority, Series 2019-D	3.050%	09/01/42	$800,000	$700,845
Nebraska Investment Finance Authority, Series 2024-E	5.000%	03/01/49	1,750,000	1,807,348
Nevada Housing Division Single-Family Mortgage, Series 2026-A	5.500%	10/01/46	1,500,000	1,642,526
Nevada Housing Division Single-Family Mortgage, Series 2024-E	7.000%	04/01/49	2,000,000	2,408,124
New Hampshire Single-Family Mortgage, Series 2026-A	6.000%	07/01/51	3,250,000	3,543,509
New Mexico Mortgage Finance Authority, Series 2020-B	1.700%	01/01/30	195,000	181,687
New York City Housing Development Corp., Series 2019-E-1	3.000%	11/01/39	395,000	352,356
New York City Housing Development Corp., Series 2022-F-2-A	3.400%	11/01/62	2,500,000	2,500,333
New York State Housing Finance Agency, Series 2020-H	1.800%	11/01/30	550,000	520,535
New York State Housing Finance Agency, Series 2021-A	2.350%	11/01/41	500,000	395,172
New York State Mortgage Agency, Series 233	1.650%	04/01/30	775,000	720,053
New York State Mortgage Agency, Series 223	3.000%	10/01/39	1,340,000	1,209,024
New York State Mortgage Agency, Series 195	3.550%	04/01/40	100,000	95,289
New York State Mortgage Agency, Series 203	3.500%	10/01/41	640,000	611,838
New York State Mortgage Agency, Series 189	3.850%	10/01/44	20,000	19,398
New York State Mortgage Agency, Series 190	3.850%	10/01/45	5,000	4,762
Ohio Housing Finance Agency, Series 2026 (b)	2.960%	12/01/45	1,330,000	1,332,715
Ohio Housing Finance Agency, Series 2024-C (b)	7.500%	03/01/49	2,395,000	2,897,139
Pennsylvania Housing Finance Agency, Series 2017-123-B	3.450%	10/01/32	620,000	617,672
Pennsylvania Housing Finance Agency Single Family Mortgage, Series 2015-118B	3.800%	10/01/35	50,000	50,000
Pennsylvania Housing Finance Agency Single Family Mortgage, Series 2016-120	3.200%	04/01/40	185,000	168,135
Pennsylvania Housing Finance Agency Single Family Mortgage, Series 2016-121	3.200%	10/01/41	210,000	188,472
Rhode Island Housing & Mortgage Finance Corp., Series 84-A	5.000%	04/01/49	615,000	635,099
Rhode Island Housing & Mortgage Finance Corp., Series 83-A	5.250%	10/01/49	300,000	313,271
South Dakota Housing Development Authority, Series 2020-C (b)	3.500%	05/01/51	370,000	369,766
Texas Department of Housing & Community Affairs, Series 2019-A (b)	3.625%	09/01/44	915,000	858,366
Utah Housing Corp., Series 2026	2.650%	03/01/45	1,080,000	1,070,951
Utah Housing Corp., Series 2019-A	4.500%	01/21/49	965,831	949,341
Utah Housing Corp., Series 2019-B	4.500%	02/21/49	1,486,804	1,463,889
Utah Housing Corp., Series 2019-C	4.500%	03/21/49	701,697	689,483
Utah Housing Corp., Series 2019-D	4.500%	04/21/49	1,355,653	1,334,439
Utah Housing Corp., Series 2019-E	4.500%	05/21/49	1,021,927	1,005,888
Utah Housing Corp., Series 2019-F	4.500%	06/21/49	1,878,956	1,850,174
Utah Housing Corp., Series 2019-G	4.500%	07/21/49	1,163,069	1,145,253
Utah Housing Corp., Series 2019-H	4.500%	08/21/49	1,019,905	1,001,845
Utah Housing Corp., Series 2021-IA	2.500%	08/21/51	5,987,123	5,171,511
Washington State Housing Finance Commission, Series 2013 1N	3.500%	12/01/33	505,000	504,989
West Virginia Housing Development Fund, Series 2026	2.875%	11/01/28	525,000	524,710
West Virginia Housing Development Fund, Series 2019-B	3.050%	11/01/44	130,000	113,841
West Virginia Housing Development Fund, Series 2020-A	2.750%	11/01/45	1,250,000	990,874
West Virginia Housing Development Fund, Series 2020-A	2.800%	11/01/50	285,000	214,356
West Virginia Housing Development Fund, Series 2024-A	4.650%	11/01/54	160,000	160,777
Wyoming Community Development Authority, Series 2016-2	3.200%	12/01/41	1,200,000	1,077,903
				68,558,321
Industrial Development — 4.9%
Bartow County Georgia Development Authority Pollution Control, Series 1997-1 (b)	1.800%	09/01/29	3,900,000	3,659,374
Burke County Georgia Development Authority Pollution Control, Series 1995-5 (b)	2.200%	10/01/32	1,900,000	1,705,883
Fayette County Development Authority, Series 2024	5.000%	10/01/40	465,000	491,491
Fayette County Development Authority, Series 2024	5.000%	10/01/41	640,000	673,423
South Carolina Jobs-Economic Development Authority, Series 2024 (c)	3.700%	12/15/27	3,000,000	2,998,635
				9,528,806
Lease / Rent — 1.8%
Chambers County Texas Improvement District No. 1, Series 2024 (b)	5.500%	06/01/49	2,500,000	2,659,303
Noblesville High School Building Corp., Series 2023 (b)	6.000%	01/15/43	830,000	941,399
				3,600,702

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	39

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Coupon	Maturity	Par Value	Value
Other — 0.0% (d)
Colorado Education & Cultural Facilities Authority, Series 2015-B (b)	4.000%	12/01/38	$45,000	$42,844

Recreation — 1.6%
City of Fort Worth Texas, Series 2025	5.500%	03/01/42	400,000	439,164
City of Fort Worth Texas, Series 2025	5.500%	03/01/43	210,000	228,693
City of Fort Worth Texas, Series 2025	5.500%	03/01/44	2,195,000	2,377,942
				3,045,799
State and Non-State Appropriated Tobacco — 0.1%
California County Tobacco Securitization Agency (The), Series 2020-A (b)	4.000%	06/01/34	150,000	150,894

Tax — 2.5%
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (b)(c)	5.250%	12/01/39	1,900,000	1,904,942
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (b)(c)	5.250%	12/01/39	900,000	902,156
Grinnell-Newburg Iowa Community School District, BAM, Series 2026 (a)	5.000%	06/01/41	190,000	206,416
Northglenn Urban Renewal Authority, Series 2019 (b)	4.000%	12/01/34	400,000	401,640
Northglenn Urban Renewal Authority, Series 2019 (b)	4.000%	12/01/35	525,000	525,821
Village Community Development District No. 7, Series 2015 (b)	4.000%	05/01/36	965,000	955,985
				4,896,960
Transportation — 5.0%
Colorado High Performance Transportation Enterprise, Series 2014 (b)	5.750%	01/01/44	750,000	750,656
Dallas Fort Worth International Airport, Series 2025-B	5.250%	11/01/43	1,240,000	1,379,792
Dallas Fort Worth International Airport, Series 2025-B	5.250%	11/01/44	2,250,000	2,486,462
La Paz County Arizona Industrial Development Authority, Series 2016-A (b)(c)	7.000%	11/15/38	1,575,000	1,563,791
La Paz County Arizona Industrial Development Authority, Series 2016-A (b)(c)	7.125%	11/15/45	735,000	720,442
Love Field Airport Modernization Corp., Series 2017 (b)	5.000%	11/01/33	400,000	402,129
Pennsylvania Turnpike Commission, Series 2009-E	6.000%	12/01/30	475,000	495,972
Pharr Texas International Toll Bridge System, Series 2021 (b)	4.000%	08/15/33	5,000	5,119
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/26	450,000	450,000
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/27	250,000	253,480
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/28	500,000	513,553
Routt County Colorado Yampa Valley Regional Airport, Series 2026	5.500%	06/01/51	250,000	266,454
Routt County Colorado Yampa Valley Regional Airport, Series 2026	5.500%	06/01/56	375,000	397,133
				9,684,983
Utilities — 4.9%
Black Belt Energy Gas Dist., Series 2026-H-1	5.000%	01/01/28	300,000	306,495
Black Belt Energy Gas Dist., Series 2026-H-1	5.000%	01/01/29	450,000	464,629
Black Belt Energy Gas Dist., Series 2026-H-2-1	5.000%	12/01/31	1,000,000	1,048,733
Long Island Power Authority, Series 2021-B	1.500%	09/01/26	4,385,000	4,370,246
Louisville and Jefferson County Metropolitan Sewer District, Series 2016-A	3.000%	05/15/46	265,000	218,833
Orlando Florida Utilities Commission, Series 2021-B	1.250%	10/01/46	1,125,000	1,062,533
San Antonio Texas Electric & Gas Systems, Series 2015-D	1.125%	12/01/45	1,770,000	1,751,638
Southeast Energy Authority No. 4, Series 2022-B-1	5.000%	05/01/53	400,000	413,760
				9,636,867
Veterans — 0.2%
California State Department of Veteran Affairs, Series 2020-A	2.100%	12/01/35	215,000	188,618
California State Department of Veteran Affairs, Series 2020-A	2.450%	12/01/45	150,000	114,619
				303,237
Variable Rate Demand Note — 1.0%
Local — 1.0%
King County Washington Sewer, Series 2025-B	2.850%	01/01/42	2,000,000	2,000,000

Total Municipal Bonds (Cost $162,999,580)				164,159,411

See Notes to Financial Statements.

40	| www.cisbh.com/funds

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 4.3%
Industrial — 4.3%
Services — 4.3%
IPMI 3 LLC, Series 2021 (e) (Cost $9,047,836)	3.900%	12/01/28	$9,000,000	$8,381,400

U.S. TREASURY BONDS & NOTES — 9.2%
United States Treasury	4.500%	05/15/27	8,000,000	8,026,719
United States Treasury	3.875%	07/31/27	10,000,000	9,971,484
Total U.S. Treasury Bonds & Notes (Cost $18,003,001)				17,998,203

Investments at Value — 97.6% (Cost $190,050,417)				$190,539,014

Other Assets in Excess of Liabilities — 2.4%				4,616,693

Net Assets — 100.0%				$195,155,707

(a)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.

(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $9,442,874, which represents 4.8% of net assets as of June 30, 2026.

(d)	Percentage rounds to less than 0.1%.

(e)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	41

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Coupon	Maturity	Par Value	Value
MUNICIPAL BONDS — 91.5%
Certificate Participation — 7.8%
Lease / Rent — 7.8%
Adams & Arapahoe Joint School District COP, BAM, Series 2025 (a)	5.000%	12/01/40	$970,000	$1,057,595
City of Aurora Colorado COP, Series 2017 (b)	5.000%	12/01/35	615,000	620,210
City of Aurora Colorado COP, Series 2025	5.250%	12/01/45	525,000	577,078
Crested Butte Colorado COP, Series 2024	5.000%	12/01/43	1,000,000	1,074,271
Denver Health & Hospital Authority COP, Series 2018 (b)	5.000%	12/01/30	350,000	363,328
Denver Health & Hospital Authority COP, Series 2018 (b)	5.000%	12/01/31	350,000	362,385
Denver Health & Hospital Authority COP, Series 2018 (b)	5.000%	12/01/32	225,000	232,356
Denver Health & Hospital Authority COP, Series 2018 (b)	5.000%	12/01/33	240,000	247,456
Evergreen Park & Recreation District COP, Series 2025	5.000%	12/01/40	720,000	793,312
Evergreen Park & Recreation District COP, Series 2025	5.000%	12/01/41	510,000	559,765
Fraser Valley Metropolitan Recreation District COP, Series 2023 (b)	5.250%	12/01/53	500,000	518,649
Grand County Colorado COP, Series 2025	5.000%	12/01/42	455,000	497,358
Grand County Colorado COP, Series 2025	5.000%	12/01/43	500,000	543,853
Grand County Colorado COP, Series 2025	5.000%	12/01/44	640,000	690,467
Grand County Colorado COP, Series 2025	5.000%	12/01/45	495,000	530,081
Hyland Hills Park and Recreation District COP, Series 2022	5.000%	12/15/41	2,430,000	2,594,497
Platteville-Gilcrest Fire Protection District COP, Series 2018 (b)	5.000%	12/01/33	175,000	182,476
State of Colorado Building Excellent Schools Today COP, Series 2025-T	5.000%	03/15/42	750,000	829,315
State of Colorado Building Excellent Schools Today COP, Series 2025-T	5.000%	03/15/43	315,000	347,207
State of Colorado Building Excellent Schools Today COP, Series 2025-T	5.000%	03/15/44	780,000	852,061
State of Colorado Rural COP, Series 2022	6.000%	12/15/41	785,000	903,317
Telluride Colorado COP, Series 2024	5.000%	12/01/43	500,000	537,660
Telluride Colorado COP, Series 2025	5.000%	12/01/45	350,000	375,626
Timnath Colorado COP, Series 2026	5.000%	12/01/43	1,000,000	1,098,162
Timnath Colorado COP, Series 2026	5.000%	12/01/44	850,000	925,737
Timnath Colorado COP, Series 2026	5.000%	12/01/45	1,000,000	1,078,609
Timnath Colorado COP, Series 2026	5.000%	12/01/46	1,000,000	1,068,368
Town of Breckenridge Colorado COP, Series 2022	5.000%	12/01/42	2,325,000	2,495,879
Town of Silverthorne Colorado COP, Series 2024	5.000%	12/01/44	2,650,000	2,858,965
				24,816,043
General Obligation — 12.8%
Local — 12.8%
Adams & Arapahoe Joint School District, Series 2025	5.500%	12/01/41	4,250,000	4,955,999
Adams & Weld Counties Colorado School District 027, Series 2026-A	5.500%	12/01/39	1,000,000	1,191,938
Adams & Weld Counties Colorado School District 027, Series 2026-A	5.500%	12/01/40	345,000	408,852
Adams & Weld Counties Colorado School District 027, Series 2026-A	5.500%	12/01/42	250,000	293,635
Adams & Weld Counties Colorado School District 027, Series 2026-A	5.500%	12/01/43	400,000	467,529
Adams & Weld Counties Colorado School District 027, Series 2026-A	5.500%	12/01/44	400,000	463,708
Adams & Weld Counties Colorado School District 027, Series 2026-A	5.500%	12/01/45	350,000	401,872
Adams & Weld Counties Colorado School District 027, Series 2026-A	5.500%	12/01/46	300,000	341,498
Adams & Weld Counties Colorado School District 027, Series 2026-A	5.500%	12/01/47	220,000	248,215
Adams & Weld Counties Colorado School District 027, Series 2026-A	5.500%	12/01/48	300,000	335,856
Basalt & Rural Fire Protection District, Series 2024-A	5.000%	12/01/43	615,000	671,277
BNC Metropolitan District No. 1, BAM, Series 2017-A (a)(b)	5.000%	12/01/37	545,000	554,749
Bradburn Metropolitan District No. 2, Series 2018-A (b)	5.000%	12/01/38	600,000	629,541
Carbondale & Rural Fire Protection District, BAM, Series 2026 (a)	5.500%	12/01/40	400,000	473,220
Carbondale & Rural Fire Protection District, BAM, Series 2026 (a)	5.500%	12/01/41	400,000	470,763
Carbondale & Rural Fire Protection District, BAM, Series 2026 (a)	5.500%	12/01/43	505,000	585,909
Carbondale & Rural Fire Protection District, BAM, Series 2026 (a)	5.500%	12/01/46	750,000	841,366
Cornerstar Metropolitan District, Series 2017-A (b)	5.125%	12/01/37	1,000,000	1,000,184
Erie Commons Metropolitan District No. 2, AGM, Series 2019-A (a)(b)	3.000%	12/01/49	100,000	74,673
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	5.000%	12/01/41	570,000	603,643

See Notes to Financial Statements.

42	| www.cisbh.com/funds

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Coupon	Maturity	Par Value	Value
Local (Continued)
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	4.000%	12/01/51	$1,100,000	$988,827
Fossil Ridge Metropolitan District No. 3 Colorado, BAM, Series 2020 (a)	2.375%	12/01/39	750,000	583,993
Fremont Custer & El Paso Counties Colorado School District No. RE-2, Series 2023	5.250%	12/01/47	3,250,000	3,474,104
Gunnison Watershed Colorado School District No. RE-1J, Series 2023 (b)	5.000%	12/01/47	6,500,000	6,819,617
Hunters Overlook Metropolitan School District No. 5, AGM, Series 2024 (a)	5.000%	12/01/44	260,000	276,833
North Pine Vistas Metropolitan District No. 2, AGM, Series 2022 (a)	5.250%	12/01/42	625,000	671,989
North Pine Vistas Metropolitan District No. 2, AGM, Series 2022 (a)	5.000%	12/01/52	1,000,000	1,023,027
Raindance Metropolitan District No. 2, BAM, Series 2024 (a)	4.000%	12/01/44	1,800,000	1,797,939
SBC Metropolitan District, AGM, Series 2016 (a)(b)	5.000%	12/01/34	205,000	206,463
Southshore Metropolitan District No. 2 City of Aurora Arapahoe County Colorado, BAM, Series 2020-A-2 (a)(b)	4.000%	12/01/46	6,300,000	6,026,543
St. Vrain Lakes Metropolitan District No. 2, AGM, Series 2024-A (a)	5.000%	12/01/26	155,000	156,062
Timnath Ranch Metropolitan District No. 4, BAM, Series 2024 (a)	5.000%	12/01/39	600,000	646,426
Westminster Colorado Public Schools, Series 2024-A	5.000%	12/01/49	2,445,000	2,576,039
Whispering Pines Metropolitan District No. 1 Colorado, AGM, Series 2023 (a)	5.000%	12/01/43	325,000	344,015
				40,606,304
Local Authority — 2.9%
Housing — 1.8%
Colorado Housing and Finance Authority, Series 2026-F-1	6.000%	05/01/27	500,000	511,690
Colorado Housing and Finance Authority, Series 2026-F-1	6.000%	11/01/28	650,000	673,853
Colorado Housing and Finance Authority, Series 2026-F-1	6.000%	11/01/29	645,000	676,781
Colorado Housing and Finance Authority, Series 2026-F-1	6.000%	05/01/30	390,000	411,938
Colorado Housing and Finance Authority, Series 2026-F-1	6.000%	11/01/31	600,000	636,630
Colorado Housing and Finance Authority, Series 2026-F-1	6.000%	05/01/32	680,000	722,995
Colorado Housing and Finance Authority, Series 2026-F-1	6.000%	11/01/32	675,000	720,104
Colorado Housing and Finance Authority, Series 2026-F-1	6.000%	05/01/33	675,000	720,029
Colorado Housing and Finance Authority, Series 2026-F-1	6.000%	11/01/33	500,000	534,936
				5,608,956
Local — 0.9%
Basalt & Rural Fire Protection District, Series 2024-B	4.650%	12/01/26	225,000	225,355
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-C (a)	4.800%	12/01/27	2,000,000	2,011,736
Garfield County School District No. RE-2, Series 2012-B (b)	3.050%	12/01/26	500,000	497,626
				2,734,717
Utilities — 0.2%
Todd Creek Village Metropolitan District Colorado, Series 2018-B (b)	5.875%	12/01/38	740,000	740,020

Revenue — 61.2%
Education — 3.7%
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-A (a)	5.250%	12/01/47	1,000,000	1,059,614
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-B (a)	5.250%	12/01/52	6,835,000	7,163,848
Colorado Educational & Cultural Facilities Authority, Series 2016 (b)	5.000%	05/01/35	3,145,000	3,146,952
Colorado Educational & Cultural Facilities Authority, Series 2017-A	5.000%	03/01/40	500,000	504,623
				11,875,037
Healthcare — 0.8%
Colorado Health Facilities Authority, Series 2017-A (b)	5.000%	05/15/30	710,000	721,664
Colorado Health Facilities Authority, Series 2015	5.000%	01/15/35	1,630,000	1,632,195
Colorado Health Facilities Authority, Series 2020	4.000%	10/01/35	335,000	335,356
				2,689,215
Housing — 33.1%
City of Colorado Springs Colorado Multifamily Housing, Series 2025	3.150%	12/01/45	8,580,000	8,593,392
Colorado Housing and Finance Authority, Series 2024	3.050%	10/01/27	3,555,000	3,555,163
Colorado Housing and Finance Authority, Series 2024-A-2	3.375%	04/01/28	715,000	720,220
Colorado Housing and Finance Authority, Series 2025-F-2	3.800%	04/01/28	6,000,000	6,102,395
Colorado Housing and Finance Authority, Series 2025-G-2	3.400%	10/01/29	2,600,000	2,619,221

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	43

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Coupon	Maturity	Par Value	Value
Housing (Continued)
Colorado Housing and Finance Authority, Series 2026-A-2	2.800%	10/01/29	$4,170,000	$4,161,184
Colorado Housing and Finance Authority, Series 2020-H	2.200%	11/01/38	1,230,000	987,109
Colorado Housing and Finance Authority, Series 2021-H	2.000%	05/01/42	80,000	57,473
Colorado Housing and Finance Authority, Series 2021-E	2.125%	11/01/42	205,000	157,433
Colorado Housing and Finance Authority, Series 2024	3.500%	11/01/43	2,350,000	2,351,258
Colorado Housing and Finance Authority, Series 2025	3.375%	07/01/44	4,160,000	4,186,410
Colorado Housing and Finance Authority, Series 2026	3.000%	05/01/48	2,250,000	2,247,228
Colorado Housing and Finance Authority, Series 2023-B-1 (b)	4.700%	10/01/48	275,000	276,386
Colorado Housing and Finance Authority, Series 2019-E	4.250%	05/01/49	350,000	353,442
Colorado Housing and Finance Authority, Series 2019-F	4.250%	11/01/49	575,000	580,706
Colorado Housing and Finance Authority, Series 2019-H	4.250%	11/01/49	970,000	981,912
Colorado Housing and Finance Authority, Series 2020-H	3.000%	05/01/50	4,840,000	4,791,712
Colorado Housing and Finance Authority, Series 2021-E	3.000%	11/01/51	250,000	247,430
Colorado Housing and Finance Authority, Series 2022-B	3.250%	05/01/52	4,000,000	3,960,859
Colorado Housing and Finance Authority, Series 2022-E	5.250%	11/01/52	1,455,000	1,509,306
Colorado Housing and Finance Authority, Series 2022-K	6.000%	11/01/52	1,750,000	1,858,980
Colorado Housing and Finance Authority, Series 2023-L	5.750%	11/01/53	6,025,000	6,408,982
Colorado Housing and Finance Authority, Series 2025-B	5.750%	11/01/54	9,625,000	10,543,438
Colorado Housing and Finance Authority, Series 2025-F	6.500%	05/01/55	6,385,000	7,188,158
Colorado Housing and Finance Authority, Series 2025-M	6.250%	11/01/55	9,995,000	11,061,780
Colorado Housing and Finance Authority, Series 2026-E	6.500%	11/01/55	5,000,000	5,655,699
Denver Colorado City and County Multifamily Housing, Series 2025-A	5.000%	12/01/45	2,000,000	2,070,005
Denver Colorado Multifamily Housing, Series 2025-B	5.000%	10/01/28	1,000,000	1,025,356
Denver Colorado Multifamily Housing, Series 2025-F-2	4.700%	10/01/42	3,500,000	3,737,969
Eagle County Housing and Development Authority, Series 2025	3.550%	12/01/45	3,260,000	3,272,444
Lakewood Colorado Housing Authority, Series 2026	4.375%	08/01/42	3,850,000	3,863,195
				105,126,245
Other — 2.9%
Colorado Educational & Cultural Facilities Authority, Series 2016-A (b)	5.000%	12/15/31	715,000	720,489
Colorado Educational & Cultural Facilities Authority, Series 2016 (b)	5.000%	06/01/36	1,580,000	1,581,302
Colorado Educational & Cultural Facilities Authority, Series 2016 (b)	5.000%	07/01/36	1,000,000	1,000,876
Colorado Educational & Cultural Facilities Authority, Series 2016 (b) (c)	5.000%	07/01/36	1,000,000	1,000,539
Colorado Educational & Cultural Facilities Authority, Series 2016 (b)	5.000%	08/01/36	1,140,000	1,140,899
Colorado Educational & Cultural Facilities Authority, Series 2025-A	5.250%	12/01/45	800,000	809,460
Colorado Educational & Cultural Facilities Authority, Series 2025-A	5.250%	12/01/55	1,330,000	1,333,104
Colorado Educational & Cultural Facilities Authority, Series 2025-A	5.375%	12/01/60	1,600,000	1,611,111
				9,197,780
Public Services — 5.8%
Park Creek Metropolitan District, AGM, Series 2022-A (a)	5.000%	12/01/39	730,000	789,047
Park Creek Metropolitan District, AGM, Series 2025 (a)	5.000%	12/01/39	1,500,000	1,621,328
Park Creek Metropolitan District, AGM, Series 2025 (a)	5.000%	12/01/40	1,450,000	1,560,329
Park Creek Metropolitan District, AGM, Series 2022-A (a)	5.000%	12/01/41	500,000	537,580
Park Creek Metropolitan District, AGM, Series 2025 (a)	5.000%	12/01/41	1,200,000	1,290,192
Park Creek Metropolitan District, AGM, Series 2022-A (a)	5.000%	12/01/42	500,000	535,244
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a)(b)	5.000%	12/01/47	10,835,000	10,860,938
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2025 (a)	5.250%	12/01/50	500,000	520,475
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2025 (a)	5.250%	12/01/55	750,000	774,581
				18,489,714
Tax — 2.2%
City of Durango Colorado, Series 2025	5.000%	12/01/44	100,000	109,438
City of Durango Colorado, Series 2025	5.250%	12/01/50	1,000,000	1,082,191
City of Durango Colorado, Series 2025	5.250%	12/01/55	1,250,000	1,341,665
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (b)(c)	5.250%	12/01/39	3,300,000	3,308,583
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (b)(c)	5.250%	12/01/39	1,100,000	1,102,635
				6,944,512

See Notes to Financial Statements.

44	| www.cisbh.com/funds

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Coupon	Maturity	Par Value	Value
Transportation — 4.1%
Colorado Bridge & Tunnel Enterprise, AGM, Series 2025-A (a)	5.250%	12/01/54	$2,740,000	$2,920,372
E-470 Public Highway Authority, Series 2024-B	3.175%	09/01/39	3,000,000	2,998,636
E-470 Public Highway Authority, Series 2026-B	3.130%	09/01/39	5,935,000	5,928,532
Grand Junction Regional Airport Authority, NPFG, Series 2016-A (b)	5.000%	12/01/31	1,155,000	1,161,999
				13,009,539
Utilities — 8.6%
Centennial Water & Sanitation District, Series 2024	5.250%	12/01/53	3,250,000	3,457,726
City & County of Broomfield CO Sewer Revenue, Series 2026	5.000%	12/01/42	750,000	837,850
City & County of Broomfield CO Sewer Revenue, Series 2026	5.000%	12/01/43	1,000,000	1,112,046
City & County of Broomfield CO Sewer Revenue, Series 2026	5.000%	12/01/44	775,000	855,249
City & County of Broomfield CO Sewer Revenue, Series 2026	5.000%	12/01/45	530,000	579,658
City & County of Broomfield CO Water Revenue, Series 2026	5.000%	12/01/42	550,000	614,423
City & County of Broomfield CO Water Revenue, Series 2026	5.000%	12/01/43	770,000	856,276
City & County of Broomfield CO Water Revenue, Series 2026	5.000%	12/01/44	725,000	800,071
City & County of Broomfield CO Water Revenue, Series 2026	5.000%	12/01/45	800,000	874,955
Fort Morgan Colorado Wastewater Rev, Series 2026	5.000%	12/01/42	140,000	153,272
Fort Morgan Colorado Wastewater Rev, Series 2026	5.000%	12/01/43	250,000	271,750
Fort Morgan Colorado Wastewater Rev, Series 2026	5.000%	12/01/44	335,000	361,820
Fort Morgan Colorado Wastewater Rev, Series 2026	5.000%	12/01/45	250,000	267,432
Fort Morgan Colorado Wastewater Rev, Series 2026	5.000%	12/01/46	200,000	212,139
Fort Morgan Colorado Wastewater Rev, Series 2026	5.250%	12/01/51	750,000	807,942
Fort Morgan Colorado Wastewater Rev, Series 2026	5.250%	12/01/56	750,000	808,691
Platte River Power Authority, Series LL	5.000%	06/01/45	1,000,000	1,095,204
Platte River Power Authority, Series LL	5.000%	06/01/46	1,000,000	1,085,162
Platte River Power Authority, Series LL	5.000%	06/01/47	1,250,000	1,344,750
Public Authority for Colorado Energy, Series 2008	6.500%	11/15/38	3,000,000	3,613,541
Puerto Rico Electric Power Authority, AGM, Series 2007-UU (TSFR3M + 52) (a)(b)(d)	3.162%	07/01/29	290,000	285,881
Todd Creek Village Metropolitan District Colorado, Series 2018-A (b)	5.250%	12/01/33	1,350,000	1,402,185
Todd Creek Village Metropolitan District Colorado, Series 2018-A (b)	5.250%	12/01/38	1,000,000	1,031,774
Town of Gypsum Colorado Sewer Enterprise, AGM, Series 2024 (a)	5.000%	12/01/43	1,500,000	1,621,335
Town of Gypsum Colorado Sewer Enterprise, AGM, Series 2024 (a)	5.000%	12/01/44	2,750,000	2,952,352
				27,303,484
Variable Rate Demand Note — 6.8%
Colorado Health Facilities Authority, Series 2022-F	2.670%	05/15/62	3,500,000	3,500,000
Colorado Health Facilities Authority, Series 2024-D	3.000%	05/15/64	9,000,000	9,000,000
Colorado Health Facilities Authority, Series 2024-E	2.900%	05/15/64	1,500,000	1,500,000
Colorado Housing and Finance Authority, Series 2025-N-2	3.720%	05/01/53	7,755,000	7,755,000
				21,755,000

Total Municipal Bonds (Cost $289,631,972)				290,896,566

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	45

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Coupon	Maturity	Par Value	Value
U.S. TREASURY BONDS & NOTES — 7.0%
United States Treasury	1.500%	01/31/27	$11,500,000	$11,335,137
United States Treasury	4.500%	05/15/27	6,000,000	6,020,039
United States Treasury	3.875%	07/31/27	5,000,000	4,986,328
Total U.S. Treasury Bonds & Notes (Cost $22,355,276)				22,341,504

Investments at Value — 98.5% (Cost $311,987,248)				$313,238,070

Other Assets in Excess of Liabilities — 1.5%				4,832,061

Net Assets — 100.0%				$318,070,131

(a)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.

(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $5,411,757, which represents 1.7% of net assets as of June 30, 2026.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

46	| www.cisbh.com/funds

Barrett Growth Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 100.9%
Communication Services — 9.1%
Media & Entertainment — 9.1%
Alphabet, Inc. - Class C	5,525	$1,952,148

Consumer Discretionary — 17.3%
Consumer Discretionary Distribution & Retail — 15.0%
Amazon.com, Inc. (a)	6,000	1,430,040
AutoZone, Inc. (a)	125	399,492
TJX Cos., Inc. (The)	9,250	1,401,375
		3,230,907
Consumer Services — 2.3%
Starbucks Corp.	5,000	510,950

Consumer Staples — 4.3%
Consumer Staples Distribution & Retail — 4.3%
Costco Wholesale Corp.	1,000	935,470

Energy — 1.2%
Energy — 1.2%
Chevron Corp.	1,500	248,640

Financials — 16.8%
Banks — 5.3%
JPMorgan Chase & Co.	3,500	1,145,655

Financial Services — 9.5%
Ares Management Corp. - Class A	7,750	862,652
Visa, Inc. - Class A	3,450	1,183,661
		2,046,313
Insurance — 2.0%
Progressive Corp. (The)	2,000	436,900

Health Care — 11.1%
Health Care Equipment & Services — 2.6%
Stryker Corp.	1,750	550,970

Pharmaceuticals, Biotechnology & Life Sciences — 8.5%
Danaher Corp.	2,250	428,580
Eli Lilly & Co.	800	959,544
Thermo Fisher Scientific, Inc.	900	451,224
		1,839,348
Industrials — 9.7%
Capital Goods — 6.6%
Deere & Co.	450	285,449
Eaton Corp. PLC (Ireland)	500	213,060
EnerSys	4,000	935,280
		1,433,789
Commercial & Professional Services — 3.1%
Tetra Tech, Inc.	23,000	664,470

	Shares	Value
Information Technology — 26.3%
Semiconductors & Semiconductor Equipment — 13.6%
ASML Holding N.V. ADR (Netherlands)	174	$346,162
Broadcom, Inc.	1,200	453,300
NVIDIA Corp.	10,675	2,135,961
		2,935,423
Software & Services — 7.0%
Cloudflare, Inc. - Class A (a)	500	122,640
Microsoft Corp.	3,740	1,395,095
		1,517,735
Technology Hardware & Equipment — 5.7%
Apple, Inc.	4,250	1,229,780

Materials — 5.1%
Materials — 5.1%
Ecolab, Inc.	3,000	835,830
Linde PLC (Ireland)	500	259,470
		1,095,300

Investments at Value — 100.9% (Cost $4,901,100)		$21,773,798

Liabilities in Excess of Other Assets — (0.9%)		(188,404)

Net Assets — 100.0%		$21,585,394

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	47

Barrett Opportunity Fund	Statement of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.4%
Communication Services — 14.8%
Media & Entertainment — 14.8%
Alphabet, Inc. - Class C	9,567	$3,380,308

Consumer Discretionary — 9.1%
Consumer Discretionary Distribution & Retail — 9.1%
Murphy USA, Inc.	3,306	1,781,504
TJX Cos., Inc. (The)	2,000	303,000
		2,084,504
Consumer Staples — 2.8%
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	250	233,867

Food, Beverage & Tobacco — 1.8%
PepsiCo, Inc.	3,000	406,200

Energy — 14.9%
Energy — 14.9%
Murphy Oil Corp.	32,034	1,043,027
Shell PLC ADR (United Kingdom)	30,526	2,366,986
		3,410,013
Financials — 21.0%
Financial Services — 19.6%
Ares Management Corp. - Class A	3,368	374,892
Bank of New York Mellon Corp. (The)	19,816	2,865,592
Jefferies Financial Group, Inc.	24,864	1,242,703
		4,483,187
Insurance — 1.4%
Progressive Corp. (The)	1,489	325,272

Health Care — 5.1%
Pharmaceuticals, Biotechnology & Life Sciences — 5.1%
AbbVie, Inc.	1,960	493,214
Eli Lilly & Co.	550	659,687
		1,152,901
Industrials — 15.3%
Capital Goods — 13.2%
General Dynamics Corp.	8,500	3,011,040

Commercial & Professional Services — 2.1%
Automatic Data Processing, Inc.	2,163	484,404

Information Technology — 16.4%
Software & Services — 8.2%
Microsoft Corp.	5,000	1,865,100

	Shares	Value
Technology Hardware & Equipment — 8.2%
Apple, Inc.	6,500	$1,880,840

Investments at Value — 99.4% (Cost $2,802,566)		$22,717,636

Other Assets in Excess of Liabilities — 0.6%		128,334

Net Assets — 100.0%		$22,845,970

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

48	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statement of Investments
June 30, 2026 (Unaudited)

COMMON ABBREVIATIONS

A.B.	Aktiebolag is the Swedish equivalent of the term corporation.
Abp	A Swedish or Finish Public Limited Company.
ADR	American Depositary Receipt.
A.G.	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGM	Assured Guaranty Municipal.
A.S.	Andonim Sirketi, Joint Stock Company in Turkey.
A/S	Aktieselskab is a Danish Joint Stock Company.
A.S.A.	Aksjeselskop is the Norwegian term for a stock-based company.
BAM	Build America Mutual.
Bhd	Berhad is a Malaysian term for a public limited company.
COP	Certificate of Participation.
CV	Convertible Bond
H15T1Y	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
KGaA	German Master Limited Partnership.
KSCP	Kuwaiti Shareholding Company - Public.
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
NPFG	National Public Finance Guarantee
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation
OYJ	Julkinen osakeyhtiö means public stock company.
PCL	Public Company Limited.
PJSC	Public Joint-Stock Company.
PLC	Public Limited Company.
P.S.Q.C.	Public Sharing Qatar Company.
P.T.	Perseroan Terbatas is an Indonesian term for a limited liability company.
Q.P.S.C.	Qatari Public Shareholding Company.
REIT	Real Estate Investment Trust.
S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
S.A.B. de C.V.	Sociedad Anónima Bursátil de Capital Variable is the Mexican term for publicly traded companies.
S.A.D.P.	Societe Anonyme a Responsabilite Particuliere (public limited company)
S.A.E	Societe Anonyme Egyptienne
SCA	Societe en Commandie par Actions (partnership limited by shares)
S.E.	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
SOFR	Secured Overnight Financing Rate.
S.p.A.	Societa per azioni is the Italian equivalent of the term Public Limited Companies.

Tbk P.T.	Terbuka Perseroan Terbatas is an Indonesia term for a public limited company.
TSFR	CME Term SOFR.

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	49

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Growth Fund	Segall Bryant & Hamill Small Cap Core Fund	Segall Bryant & Hamill All Cap Fund
Assets
Investments, at cost	$312,813,485	$240,429,009	$73,900,432	$24,526,503
Investments, at value	$437,436,305	$327,407,078	$109,257,324	$47,085,424
Cash equivalents (Note 2)	12,355,704	13,188,616	5,547,728	700,324
Receivable for Fund shares sold	45,271	73,993	19,066	3,494
Receivable for investment securities sold	1,056,525	—	222,450	—
Dividends and interest receivable	541,106	49,268	64,064	16,168
Foreign tax reclaims receivable	—	—	—	14,522
Other assets	37,088	21,879	17,416	22,472
Total assets	451,471,999	340,740,834	115,128,048	47,842,404

Liabilities
Payable for Fund shares redeemed	150,800	205,361	28	5,980
Payable for investment securities purchased	3,354,998	198,928	266,324	—
Payable to Adviser (Note 6)	285,755	173,674	67,121	3,592
Accrued shareholder servicing fees (Note 6)	23,668	72,436	10,064	15,687
Payable to third party administrator (Note 6)	14,576	11,772	6,100	4,600
Accrued chief compliance officer fees (Note 6)	833	833	833	833
Other accrued expenses	24,386	21,181	15,139	13,265
Total liabilities	3,855,016	684,185	365,609	43,957
Net Assets	$447,616,983	$340,056,649	$114,762,439	$47,798,447

Net Assets Consists of
Paid-in capital	$269,566,723	$249,330,488	$71,167,198	$4,798,212
Accumulated earnings (accumulated deficit)	178,050,260	90,726,161	43,595,241	43,000,235
Net Assets	$447,616,983	$340,056,649	$114,762,439	$47,798,447

Net Assets
Retail	$7,210,851	$68,640,869	$673,868	$863,708
Institutional	$440,406,132	$271,415,780	$114,088,571	$46,934,739
Shares of Beneficial Interest Outstanding
Retail	384,044	2,429,895	43,806	47,215
Institutional	23,374,916	9,304,251	7,366,942	2,560,226
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Retail	$18.78	$28.25	$15.38	$18.29
Institutional	$18.84	$29.17	$15.49	$18.33

See Notes to Financial Statements.

50	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill International Small Cap Fund	Segall Bryant & Hamill International Equity Fund	Segall Bryant & Hamill Global All Cap Fund
Assets
Investments, at cost	$70,169,503	$67,433,345	$12,401,061	$21,879,157
Investments, at value	$107,788,957	$78,243,207	$14,373,255	$36,978,381
Cash equivalents (Note 2)	480,507	512,167	57,298	678,791
Foreign currency, at value (Cost $112,155, $35,793, $7,882, and $13, respectively)	112,480	36,417	7,945	13
Receivable for Fund shares sold	615,585	345	—	—
Due from Adviser	—	—	14,924	—
Dividends and interest receivable	416,891	140,139	23,836	11,909
Foreign tax reclaims receivable	5,363	412,345	18,113	84,876
Other assets	16,626	10,601	19,533	18,558
Total assets	109,436,409	79,355,221	14,514,904	37,772,528

Liabilities
Accrued deferred foreign capital gains tax on appreciated securities	383,198	—	—	—
Payable to Adviser (Note 6)	30,873	28,230	—	3,436
Accrued shareholder servicing fees (Note 6)	11,012	4,863	679	4,879
Payable to third party administrator (Note 6)	6,278	5,364	3,719	5,005
Accrued chief compliance officer fees (Note 6)	833	833	833	833
Other accrued expenses	63,872	51,521	40,418	13,436
Total liabilities	496,066	90,811	45,649	27,589
Net Assets	$108,940,343	$79,264,410	$14,469,255	$37,744,939

Net Assets Consists of
Paid-in capital	$60,658,968	$122,317,192	$11,037,127	$20,205,248
Accumulated earnings (accumulated deficit)	48,281,375	(43,052,782)	3,432,128	17,539,691
Net Assets	$108,940,343	$79,264,410	$14,469,255	$37,744,939

Net Assets
Retail	$7,324,675	$7,288,431	$4,403	$32,886,571
Institutional	$101,615,668	$71,975,979	$14,464,852	$4,858,368
Shares of Beneficial Interest Outstanding
Retail	489,033	477,935	284	2,431,956
Institutional	6,775,798	4,715,733	933,238	364,914
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Retail	$14.98	$15.25	$15.49	$13.52
Institutional	$15.04	$15.26	$15.50	$13.31

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	51

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	Segall Bryant & Hamill Plus Bond Fund	Segall Bryant & Hamill Quality High Yield Fund	Segall Bryant & Hamill Municipal Opportunities Fund	Segall Bryant & Hamill Colorado Tax Free Fund
Assets
Investments, at cost	$747,345,040	$60,291,984	$190,050,417	$311,987,248
Investments, at value	$729,272,055	$59,675,787	$190,539,014	$313,238,070
Cash equivalents (Note 2)	18,438,800	1,219,018	9,186,412	6,594,321
Receivable for Fund shares sold	228,010	31,490	—	—
Receivable for investment securities sold	—	—	4,000,000	13,615,156
Dividends and interest receivable	5,708,976	856,401	1,436,905	1,844,634
Other assets	100,222	16,534	26,011	16,591
Total assets	753,748,063	61,799,230	205,188,342	335,308,772

Liabilities
Payable for Fund shares redeemed	—	—	1,503	5,026,625
Payable for investment securities purchased	9,733,320	—	9,920,518	12,013,937
Payable to Adviser (Note 6)	213,371	14,651	47,411	88,190
Accrued shareholder servicing fees (Note 6)	79,202	5,768	31,600	70,239
Payable to third party administrator (Note 6)	22,497	5,003	8,304	11,529
Accrued chief compliance officer fees (Note 6)	833	833	833	833
Other accrued expenses	39,023	17,451	22,466	27,288
Total liabilities	10,088,246	43,706	10,032,635	17,238,641
Net Assets	$743,659,817	$61,755,524	$195,155,707	$318,070,131

Net Assets Consists of
Paid-in capital	$842,209,301	$73,959,868	$226,470,058	$376,428,239
Accumulated earnings (accumulated deficit)	(98,549,484)	(12,204,344)	(31,314,351)	(58,358,108)
Net Assets	$743,659,817	$61,755,524	$195,155,707	$318,070,131

Net Assets
Retail	$177,950,863	$17,073,017	$11,356,512	$90,080,063
Institutional	$565,708,954	$44,682,507	$183,799,196	$227,990,068
Shares of Beneficial Interest Outstanding
Retail	18,856,101	1,915,253	1,156,673	8,658,177
Institutional	60,666,852	5,083,351	18,717,589	21,815,793
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Retail	$9.44	$8.91	$9.82	$10.40
Institutional	$9.32	$8.79	$9.82	$10.45

See Notes to Financial Statements.

52	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	Barrett Growth Fund	Barrett Opportunity Fund
Assets
Investments, at cost	$4,901,100	$2,802,566
Investments, at value	$21,773,798	$22,717,636
Cash equivalents (Note 2)	—	127,527
Dividends and interest receivable	5,857	3,707
Other assets	13,141	28,517
Total assets	21,792,796	22,877,387

Liabilities
Cash due to custodian	185,391	—
Payable to Adviser (Note 6)	2,414	6,540
Accrued shareholder servicing fees (Note 6)	1,597	6,468
Payable to third party administrator (Note 6)	3,891	4,095
Accrued chief compliance officer fees (Note 6)	833	833
Other accrued expenses	13,276	13,481
Total liabilities	207,402	31,417
Net Assets	$21,585,394	$22,845,970

Net Assets Consists of
Paid-in capital	$3,624,933	$(429,504)
Accumulated earnings (accumulated deficit)	17,960,461	23,275,474
Net Assets	$21,585,394	$22,845,970

Net Assets	$21,585,394	$22,845,970
Shares of Beneficial Interest Outstanding	799,957	1,976,588
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)	$26.98	$12.72

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	53

Segall Bryant & Hamill Funds	Statements of Operations
For the Six Months Ended June 30, 2026 (Unaudited)

	Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Growth Fund	Segall Bryant & Hamill Small Cap Core Fund	Segall Bryant & Hamill All Cap Fund
Investment Income
Dividends	$2,889,409	$485,376	$410,698	$179,483
Interest	186,698	139,283	73,813	15,383
Foreign taxes withheld	(1,039)	—	(1,842)	(2,707)
Total income	3,075,068	624,659	482,669	192,159

Expenses
Investment advisory fees (Note 6)	1,637,078	1,015,687	407,323	179,036
Shareholder servicing fees (Note 6)
Retail Class	6,101	73,146	464	536
Institutional Class	150,466	113,206	25,304	24,379
Administrative fees (Note 6)	72,341	57,285	24,712	17,428
Registration and filing fees	21,946	23,833	19,745	20,196
Custodian fees	7,960	7,781	9,313	8,570
Trustees’ fees and expenses (Note 6)	25,762	20,506	9,597	6,739
Transfer agent fees (Note 6)	13,571	13,803	12,186	11,809
Audit and tax preparation fees	10,439	7,859	9,359	9,359
Independent pricing service fees	823	763	791	527
Chief compliance officer fees (Note 6)	5,196	5,196	5,196	5,196
Insurance expense	12,117	7,609	2,837	2,686
Legal fees	11,535	8,186	2,658	1,554
Shareholder reporting expenses	6,767	6,491	2,018	3,879
Borrowing costs (Note 9)	—	3,511	—	1,691
Reflow fees (Note 2)	—	—	—	2,041
Other	20,196	18,469	8,900	8,289
Total expenses before waivers/reimbursements	2,002,298	1,383,331	540,403	303,915
Expenses waived/reimbursed by Adviser	(3,686)	—	(35,621)	(73,133)
Net expenses	1,998,612	1,383,331	504,782	230,782
Net Investment Income (Loss)	1,076,456	(758,672)	(22,113)	(38,623)

Realized and Unrealized Gains (Losses)
Net realized gains (losses) on:
Investments	55,996,226	35,919,775	5,881,992	17,282,751
In-Kind redemptions (Note 2)	—	—	—	1,356,947
Foreign currency	—	—	—	(242)
	55,996,226	35,919,775	5,881,992	18,639,456
Change in unrealized net appreciation/depreciation on:
Investments	37,501,518	35,936,736	17,031,720	(12,802,098)
	37,501,518	35,936,736	17,031,720	(12,802,098)
Net realized and unrealized gains (losses)	93,497,744	71,856,511	22,913,712	5,837,358
Net Increase (Decrease) in Net Assets Resulting From Operations	$94,574,200	$71,097,839	$22,891,599	$5,798,735

See Notes to Financial Statements.

54	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statements of Operations
For the Six Months Ended June 30, 2026 (Unaudited)

	Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill International Small Cap Fund	Segall Bryant & Hamill International Equity Fund	Segall Bryant & Hamill Global All Cap Fund
Investment Income
Dividends	$1,669,950	$2,114,765	$377,940	$235,239
Interest	6,810	2,897	403	11,276
Foreign taxes withheld	(176,902)	(256,702)	(62,053)	(25,029)
Tax reclaims received	3,987	23,180	14,163	13,790
Total income	1,503,845	1,884,140	330,453	235,276

Expenses
Investment advisory fees (Note 6)	444,797	377,035	54,188	113,212
Shareholder servicing fees (Note 6)
Retail Class	6,903	7,573	5	16,721
Institutional Class	27,710	28,358	5,056	1,994
Administrative fees (Note 6)	24,311	21,908	11,104	14,337
Registration and filing fees	20,200	20,445	21,164	19,674
Custodian fees	95,178	45,140	36,292	7,830
Trustees’ fees and expenses (Note 6)	9,380	8,544	5,019	6,068
Transfer agent fees (Note 6)	13,176	12,371	11,048	16,722
Audit and tax preparation fees	14,237	13,413	13,806	9,359
Independent pricing service fees	34,566	22,755	25,843	1,759
Chief compliance officer fees (Note 6)	5,196	5,196	5,196	6,030
Insurance expense	2,384	2,523	380	1,037
Legal fees	2,464	2,194	332	937
Shareholder reporting expenses	3,011	2,217	1,905	5,635
Borrowing costs (Note 9)	12,489	6,258	494	—
Reclaim fees	—	7,671	—	1,067
Other	35,579	13,818	14,655	8,331
Total expenses before waivers/reimbursements	751,581	597,419	206,487	230,713
Expenses waived/reimbursed by Adviser	(256,810)	(153,108)	(145,792)	(94,617)
Net expenses	494,771	444,311	60,695	136,096
Net Investment Income (Loss)	1,009,074	1,439,829	269,758	99,180

Realized and Unrealized Gains (Losses)
Net realized gains (losses) on:
Investments	11,248,742 (a)	9,904,662	1,061,830	1,777,763
Foreign currency	(32,677)	(10,008)	(2,105)	2,269
	11,216,065	9,894,654	1,059,725	1,780,032
Change in unrealized net appreciation/depreciation on:
Investments	12,014,471 (b)	(8,876,116)	156,871	2,993,033
Translation of assets and liabilities denoted in foreign currencies	586	(17,105)	(691)	(2,193)
	12,015,057	(8,893,221)	156,180	2,990,840
Net realized and unrealized gains (losses)	23,231,122	1,001,433	1,215,905	4,770,872
Net Increase (Decrease) in Net Assets Resulting From Operations	$24,240,196	$2,441,262	$1,485,663	$4,870,052

(a)	Net of foreign capital gains tax of $136,790.
(b)	Net change in deferred foreign capital gains tax of $200,472.

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	55

Segall Bryant & Hamill Funds	Statements of Operations
For the Six Months Ended June 30, 2026 (Unaudited)

	Segall Bryant & Hamill Plus Bond Fund	Segall Bryant & Hamill Quality High Yield Fund	Segall Bryant & Hamill Municipal Opportunities Fund	Segall Bryant & Hamill Colorado Tax Free Fund
Investment Income
Interest	$16,663,817	$1,546,661	$3,874,871	$5,948,094

Expenses
Investment advisory fees (Note 6)	1,271,875	140,494	331,536	547,730
Shareholder servicing fees (Note 6)
Retail Class	218,900	18,735	12,107	97,342
Institutional Class	237,509	17,839	89,320	110,140
Administrative fees (Note 6)	121,732	18,549	38,351	57,439
Registration and filing fees	31,096	20,917	23,215	14,298
Custodian fees	9,779	5,482	6,627	6,822
Trustees’ fees and expenses (Note 6)	42,255	7,496	14,163	20,585
Transfer agent fees (Note 6)	15,357	13,097	12,195	12,746
Audit and tax preparation fees	11,099	10,019	8,939	8,939
Independent pricing service fees	14,581	6,793	16,625	15,865
Chief compliance officer fees (Note 6)	5,196	5,196	5,196	5,196
Insurance expense	20,957	1,870	5,420	9,344
Legal fees	20,752	1,769	5,138	8,869
Shareholder reporting expenses	12,866	3,864	1,820	3,147
Borrowing costs (Note 9)	—	13	84	—
Other	31,363	8,962	10,176	13,080
Total expenses before waivers/reimbursements	2,065,317	281,095	580,912	931,542
Expenses waived/reimbursed by Adviser	(462,524)	(49,250)	(99,396)	(85,826)
Net expenses	1,602,793	231,845	481,516	845,716
Net Investment Income (Loss)	15,061,024	1,314,816	3,393,355	5,102,378

Realized and Unrealized Gains (Losses)
Net realized gains (losses) on:
Investments	(1,115,905)	55,527	1,046,846	(1,102,965)

Change in unrealized net appreciation/depreciation on:
Investments	(7,684,194)	(425,141)	284,977	1,824,135

Net realized and unrealized gains (losses)	(8,800,099)	(369,614)	1,331,823	721,170
Net Increase (Decrease) in Net Assets Resulting From Operations	$6,260,925	$945,202	$4,725,178	$5,823,548

See Notes to Financial Statements.

56	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statements of Operations
For the Six Months Ended June 30, 2026 (Unaudited)

	Barrett Growth Fund	Barrett Opportunity Fund
Investment Income
Dividends	$130,451	$200,913
Interest	1,874	3,340
Total income	132,325	204,253

Expenses
Investment advisory fees (Note 6)	75,955	74,483
Shareholder servicing fees (Note 6)
Retail Class	21,034	1,146
Administration fees (Note 6)	12,030	12,021
Registration and filing fees	12,715	13,357
Custodian fees	4,729	4,546
Trustees’ fees and expenses (Note 6)	5,471	5,473
Transfer agent fees (Note 6)	12,183	13,771
Audit and tax preparation fees	10,709	10,709
Independent pricing servicing fees	279	170
Chief compliance officer fees (Note 6)	6,030	6,030
Insurance expense	830	1,902
Legal fees	640	629
Shareholder reporting expenses	1,937	2,744
Borrowing costs (Note 9)	236	1,624
Reflow fees (Note 2)	1,458	—
Other	2,918	3,335
Total expenses before waivers/reimbursements	169,154	151,940
Expenses waived/reimbursed by Adviser	(53,563)	(38,513)
Net expenses	115,591	113,427
Net Investment Income (Loss)	16,734	90,826

Realized and Unrealized Gains (Losses)
Net realized gains (losses) on:
Investments	960,073	1,456,592
In-Kind redemptions (Note 2)	581,676	247,561
	1,541,749	1,704,153
Change in unrealized net appreciation/depreciation on:
Investments	(2,169,106)	(931,199)

Net realized and unrealized gains (losses)	(627,357)	772,954
Net Increase (Decrease) in Net Assets Resulting From Operations	$(610,623)	$863,780

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	57

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill Small Cap Value Fund		Segall Bryant & Hamill Small Cap Growth Fund		Segall Bryant & Hamill Small Cap Core Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income (loss)	$1,076,456	$2,082,660	$(758,672)	$(1,127,245)	$(22,113)	$152,810
Net realized gains (loss)	55,996,226	42,465,321	35,919,775	19,747,021	5,881,992	3,276,995
Change in unrealized net appreciation/depreciation	37,501,518	(4,930,777)	35,936,736	(531,101)	17,031,720	672,051
Net increase (decrease) in net assets resulting from operations	94,574,200	39,617,204	71,097,839	18,088,675	22,891,599	4,101,856

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	—	(746,840)	—	—	—	(32,428)
Institutional	—	(41,116,001)	—	—	—	(5,164,934)
Net increase (decrease) in net assets from distributions to shareholders	—	(41,862,841)	—	—	—	(5,197,362)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	509,821	1,224,790	2,049,401	38,465,263	17,777	76,352
Institutional	22,562,554	43,585,123	16,351,868	48,379,802	947,413	13,379,006
Shares issued in reinvestment of distributions
Retail	—	684,928	—	—	—	30,164
Institutional	—	35,242,882	—	—	—	3,004,893
Cost of shares redeemed
Retail	(1,882,057)	(5,335,340)	(5,849,406)	(16,375,249)	(105,434)	(232,609)
Institutional	(46,564,256)	(201,041,992)	(51,781,639)	(41,914,306)	(4,641,934)	(4,423,380)
Net increase (decrease) resulting from beneficial interest transactions	(25,373,938)	(125,639,609)	(39,229,776)	28,555,510	(3,782,178)	11,834,426
Total net increase (decrease) in net assets	69,200,262	(127,885,246)	31,868,063	46,644,185	19,109,421	10,738,920

Net Assets
Beginning of period	378,416,721	506,301,967	308,188,586	261,544,401	95,653,018	84,914,098
End of period	$447,616,983	$378,416,721	$340,056,649	$308,188,586	$114,762,439	$95,653,018

See Notes to Financial Statements.

58	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill All Cap Fund		Segall Bryant & Hamill Emerging Markets Fund		Segall Bryant & Hamill International Small Cap Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income (loss)	$(38,623)	$55,230	$1,009,074	$1,807,831	$1,439,829	$2,589,805
Net realized gains (losses) on:
Investments	17,282,509	20,199,102	11,216,065	4,434,582	9,894,654	15,099,800
Net realized gains from in-kind redemptions (Note 2)	1,356,947	—	—	—	—	—
Change in unrealized net appreciation/depreciation	(12,802,098)	(13,145,120)	12,015,057	16,401,590	(8,893,221)	13,310,442
Net increase (decrease) in net assets resulting from operations	5,798,735	7,109,212	24,240,196	22,644,003	2,441,262	31,000,047

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	—	(332,145)	—	(136,885)	(20,187)	(366,238)
Institutional	—	(18,770,905)	—	(2,226,835)	(203,469)	(4,095,940)
Net increase (decrease) in net assets from distributions to shareholders	—	(19,103,050)	—	(2,363,720)	(223,656)	(4,462,178)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	25,310	286,163	3,124,151	1,749,165	597,687	943,535
Institutional	1,720,392	1,633,881	28,766,972	5,003,451	203,740	2,297,355
Shares issued in reinvestment of distributions
Retail	—	316,569	—	135,272	19,260	354,820
Institutional	—	18,316,985	—	1,373,945	200,914	4,036,327
Cost of shares redeemed
Retail	(330,410)	(587,252)	(31,753,661)	(751,844)	(1,023,292)	(1,058,802)
Institutional	(34,216,037)	(37,510,629)	(2,577,801)	(5,727,765)	(11,017,363)	(14,172,170)
Net increase (decrease) resulting from beneficial interest transactions	(32,800,745)	(17,544,283)	(2,440,339)	1,782,224	(11,019,054)	(7,598,935)
Total net increase (decrease) in net assets	(27,002,010)	(29,538,121)	21,799,857	22,062,507	(8,801,448)	(45,538,512)

Net Assets
Beginning of period	74,800,457	104,338,578	87,140,486	65,077,979	88,065,858	69,126,924
End of period	$47,798,447	$74,800,457	$108,940,343	$87,140,486	$79,264,410	$88,065,858

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	59

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill International Equity Fund		Segall Bryant & Hamill Global All Cap Fund		Segall Bryant & Hamill Plus Bond Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income (loss)	$269,758	$165,816	$99,180	$100,274	$15,061,024	$30,401,561
Net realized gains (loss)	1,059,725	675,719	1,780,032	2,205,359	(1,115,905)	(10,920,367)
Change in unrealized net appreciation/depreciation	156,180	1,782,847	2,990,840	952,756	(7,684,194)	32,621,210
Net increase (decrease) in net assets resulting from operations	1,485,663	2,624,382	4,870,052	3,258,389	6,260,925	52,102,404

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	—	(178)	—	(1,652,584)	(3,880,385)	(11,274,343)
Institutional	—	(666,183)	—	(246,076)	(11,424,888)	(19,578,035)
Net increase (decrease) in net assets from distributions to shareholders	—	(666,361)	—	(1,898,660)	(15,305,273)	(30,852,378)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	—	—	31,576	75,201	6,925,600	37,397,876
Institutional	50,000	9,651,539	42,659	90,499	141,221,754	101,169,917
Shares issued in reinvestment of distributions
Retail	—	178	—	1,581,678	3,799,161	11,154,805
Institutional	—	529,202	—	246,018	11,389,964	19,478,016
Cost of shares redeemed
Retail	—	—	(1,433,524)	(3,299,623)	(88,015,744)	(78,109,008)
Institutional	(1,486,241)	(229,531)	(231,850)	(1,070,326)	(42,709,222)	(136,602,464)
Net increase (decrease) resulting from beneficial interest transactions	(1,436,241)	9,951,388	(1,591,139)	(2,376,553)	32,611,513	(45,510,858)
Total net increase (decrease) in net assets	49,422	11,909,409	3,278,913	(1,016,824)	23,567,165	(24,260,832)

Net Assets
Beginning of period	14,419,833	2,510,424	34,466,026	35,482,850	720,092,652	744,353,484
End of period	$14,469,255	$14,419,833	$37,744,939	$34,466,026	$743,659,817	$720,092,652

See Notes to Financial Statements.

60	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill Quality High Yield Fund		Segall Bryant & Hamill Municipal Opportunities Fund		Segall Bryant & Hamill Colorado Tax Free Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income (loss)	$1,314,816	$2,757,573	$3,393,355	$6,224,923	$5,102,378	$10,163,996
Net realized gains (loss)	55,527	(527,477)	1,046,846	366,163	(1,102,965)	(5,010,516)
Change in unrealized net appreciation/depreciation	(425,141)	2,732,870	284,977	3,076,221	1,824,135	5,379,737
Net increase (decrease) in net assets resulting from operations	945,202	4,962,966	4,725,178	9,667,307	5,823,548	10,533,217

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	(363,712)	(829,244)	(198,568)	(380,269)	(1,605,471)	(3,309,662)
Institutional	(957,933)	(1,952,644)	(3,347,973)	(6,188,622)	(3,966,264)	(7,800,114)
Net increase (decrease) in net assets from distributions to shareholders	(1,321,645)	(2,781,888)	(3,546,541)	(6,568,891)	(5,571,735)	(11,109,776)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	1,271,984	1,747,396	2,274,193	1,566,457	9,366,671	14,571,086
Institutional	3,384,162	9,968,543	29,858,941	68,590,433	29,884,016	73,295,424
Shares issued in reinvestment of distributions
Retail	343,943	788,597	141,697	309,039	1,539,801	3,199,096
Institutional	946,938	1,897,503	3,332,776	6,133,637	3,784,818	7,327,790
Cost of shares redeemed
Retail	(3,626,081)	(5,916,130)	(1,372,846)	(4,039,499)	(13,888,974)	(29,267,063)
Institutional	(5,816,403)	(10,753,596)	(36,845,666)	(62,840,249)	(22,721,281)	(84,179,181)
Net increase (decrease) resulting from beneficial interest transactions	(3,495,457)	(2,267,687)	(2,610,905)	9,719,818	7,965,051	(15,052,848)
Total net increase (decrease) in net assets	(3,871,900)	(86,609)	(1,432,268)	12,818,234	8,216,864	(15,629,407)

Net Assets
Beginning of period	65,627,424	65,714,033	196,587,975	183,769,741	309,853,267	325,482,674
End of period	$61,755,524	$65,627,424	$195,155,707	$196,587,975	$318,070,131	$309,853,267

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	61

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Barrett Growth Fund		Barrett Opportunity Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income (loss)	$16,734	$(30,076)	$90,826	$209,745
Net realized gains (losses) on:
Investments	960,073	2,372,427	1,456,592	3,868,866
Net realized gains from in-kind redemptions (Note 2)	581,676	2,312,548	247,561	—
Change in unrealized net appreciation/depreciation	(2,169,106)	(2,704,152)	(931,199)	(1,219,187)
Net increase (decrease) in net assets resulting from operations	(610,623)	1,950,747	863,780	2,859,424

Distributions to Shareholders (Note 5)
From distributable earnings	—	(2,730,463)	—	(7,647,573)

Beneficial Interest Transactions (Note 4)
Shares sold	654,196	2,611,891	513,087	56,348
Shares issued in reinvestment of distributions	—	2,710,048	—	7,040,974
Cost of shares redeemed	(3,417,125)	(8,194,562)	(1,828,588)	(3,629,171)
Net increase (decrease) resulting from beneficial interest transactions	(2,762,929)	(2,872,623)	(1,315,501)	3,468,151
Total net increase (decrease) in net assets	(3,373,552)	(3,652,339)	(451,721)	(1,319,998)

Net Assets
Beginning of period	24,958,946	28,611,285	23,297,691	24,617,689
End of period	$21,585,394	$24,958,946	$22,845,970	$23,297,691

See Notes to Financial Statements.

62	| www.cisbh.com/funds

Segall Bryant & Hamill Small Cap Value Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of period	$14.94		$14.85	$13.81	$12.50	$14.83	$13.34
Income (loss) from investment operations:
Net investment income(a)	0.03		0.05	0.11	0.18	0.04	0.02
Net realized and unrealized gains (losses) on investments	3.81		1.76	1.77	1.30	(2.23)	2.15
Total from investment operations	3.84		1.81	1.88	1.48	(2.19)	2.17

Less dividends and distributions:
Distributions from net investment income	—		(0.06)	(0.15)	(0.17)	(0.01)	(0.01)
Distributions from net realized gains	—		(1.66)	(0.69)	—	(0.13)	(0.67)
Total distributions	—		(1.72)	(0.84)	(0.17)	(0.14)	(0.68)
Net asset value, end of period	$18.78		$14.94	$14.85	$13.81	$12.50	$14.83

Total Return	25.70	%(b)	12.05%	13.33%	11.84%	(14.76)%	16.47%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$7,211		$7,048	$10,286	$8,649	$8,292	$9,414

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.14	%(c)	1.14%	1.14%	1.09%	1.06%	1.04%
Without fee waivers/reimbursements	1.25	%(c)	1.23%	1.16%	1.09%	1.06%	1.04%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.36	%(c)	0.34%	0.78%	1.35%	0.34%	0.13%
Without fee waivers/reimbursements	0.25	%(c)	0.25%	0.77%	1.35%	0.34%	0.13%
Portfolio turnover rate	33	%(b)	39%	33%	35%	26%	32%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	63

Segall Bryant & Hamill Small Cap Value Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of period	$14.98		$14.89	$13.83	$12.52	$14.85	$13.35
Income (loss) from investment operations:
Net investment income(a)	0.04		0.07	0.15	0.19	0.06	0.03
Net realized and unrealized gains (losses) on investments	3.82		1.76	1.77	1.31	(2.23)	2.16
Total from investment operations	3.86		1.83	1.92	1.50	(2.17)	2.19

Less dividends and distributions:
Dividends from net investment income	—		(0.08)	(0.17)	(0.19)	(0.03)	(0.02)
Distributions from net realized gains	—		(1.66)	(0.69)	—	(0.13)	(0.67)
Total distributions	—		(1.74)	(0.86)	(0.19)	(0.16)	(0.69)
Net asset value, end of period	$18.84		$14.98	$14.89	$13.83	$12.52	$14.85

Total Return	25.77	%(b)	12.18%	13.57%	11.95%	(14.65)%	16.62%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$440,406		$371,369	$496,015	$634,518	$580,777	$601,405

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.97	%(c)	0.98%	0.96%	0.96%	0.96%	0.97%
Without fee waivers/reimbursements	0.97	%(c)	0.98%	0.96%	0.96%	0.96%	0.97%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.53	%(c)	0.50%	1.05%	1.46%	0.46%	0.22%
Without fee waivers/reimbursements	0.53	%(c)	0.50%	1.05%	1.46%	0.46%	0.22%
Portfolio turnover rate	33	%(b)	39%	33%	35%	26%	32%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.

64	| www.cisbh.com/funds

Segall Bryant & Hamill Small Cap Growth Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of period	$22.52		$21.12	$18.27	$15.47	$22.95	$20.56
Income (loss) from investment operations:
Net investment (loss)(a)	(0.08)		(0.12)	(0.11)	(0.07)	(0.11)	(0.17)
Net realized and unrealized gains (losses) on investments	5.81		1.52	2.96	2.87	(7.37)	2.56
Total from investment operations	5.73		1.40	2.85	2.80	(7.48)	2.39

Net asset value, end of period	$28.25		$22.52	$21.12	$18.27	$15.47	$22.95

Total Return	25.44	%(b)	6.63%	15.60%	18.10%	(32.59)%	11.62%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$68,641		$58,190	$33,900	$35,209	$42,199	$53,652

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.01	%(c)	1.04%	1.03%	1.04%	1.05%	1.03%
Without fee waivers/reimbursements	1.01	%(c)	1.04%	1.03%	1.04%	1.05%	1.03%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	(0.61	)%(c)	(0.58)%	(0.54)%	(0.41)%	(0.66)%	(0.74)%
Without fee waivers/reimbursements	(0.61	)%(c)	(0.58)%	(0.54)%	(0.41)%	(0.66)%	(0.74)%
Portfolio turnover rate	28	%(b)	51%	46%	36%	59%	35%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	65

Segall Bryant & Hamill Small Cap Growth Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of period	$23.24		$21.75	$18.79	$15.88	$23.52	$21.04
Income (loss) from investment operations:
Net investment (loss)(a)	(0.06)		(0.09)	(0.08)	(0.04)	(0.09)	(0.13)
Net realized and unrealized gains (losses) on investments	5.99		1.58	3.04	2.95	(7.55)	2.61
Total from investment operations	5.93		1.49	2.96	2.91	(7.64)	2.48

Net asset value, end of period	$29.17		$23.24	$21.75	$18.79	$15.88	$23.52

Total Return	25.52	%(b)	6.85%	15.75%	18.32%	(32.48)%	11.79%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$271,416		$249,999	$227,644	$205,106	$142,024	$188,703

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.85	%(c)	0.87%	0.86%	0.87%	0.88%	0.87%
Without fee waivers/reimbursements	0.85	%(c)	0.87%	0.86%	0.87%	0.88%	0.87%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	(0.45	)%(c)	(0.41)%	(0.37)%	(0.23)%	(0.49)%	(0.59)%
Without fee waivers/reimbursements	(0.45	)%(c)	(0.41)%	(0.37)%	(0.23)%	(0.49)%	(0.59)%
Portfolio turnover rate	28	%(b)	51%	46%	36%	59%	35%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.

66	| www.cisbh.com/funds

Segall Bryant & Hamill Small Cap Core Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of period	$12.36		$12.54		$11.79		$10.76	$12.65	$12.26
Income (loss) from investment operations:
Net investment income (loss)(a)	(0.01)		0.01		0.03		0.04	(0.02)	(0.07)
Net realized and unrealized gains (losses) on investments	3.03		0.49		1.41		1.41	(1.65)	2.82
Total from investment operations	3.02		0.50		1.44		1.45	(1.67)	2.75

Less dividends and distributions:
Dividends from net investment income	—		(0.01)		(0.03)		(0.03)	—	—
Distributions from net realized gains	—		(0.67)		(0.66)		(0.39)	(0.22)	(2.36)
Total distributions	—		(0.68)		(0.69)		(0.42)	(0.22)	(2.36)
Net asset value, end of period	$15.38		$12.36		$12.54		$11.79	$10.76	$12.65

Total Return	24.43	%(b)	3.85%		11.88%		13.67%	(13.26)%	23.26%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$674		$622		$758		$520	$728	$1,663

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.07	%(c)(d)	1.12	%(d)	1.02	%(d)	1.14%	1.14%	1.14%
Without fee waivers/reimbursements	2.98	%(c)	2.78%		2.25%		1.32%	1.36%	1.35%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	(0.13	)%(c)	0.04%		0.22%		0.36%	(0.19)%	(0.25)%
Without fee waivers/reimbursements	(2.05	)%(c)	1.62%		(1.01)%		0.18%	(0.40)%	(0.46)%
Portfolio turnover rate	18	%(b)	40%		40%		41%	44%	36%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.
(d)	Ratio is less than the contractual expense limitation due to a voluntary waiver made by the Adviser (Note 6).

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	67

Segall Bryant & Hamill Small Cap Core Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of period	$12.44		$12.62	$11.86	$10.81	$12.70	$12.28
Income (loss) from investment operations:
Net investment income (loss)(a)	(0.00	)(b)	0.02	0.03	0.05	0.01	(0.02)
Net realized and unrealized gains (losses) on investments	3.05		0.49	1.42	1.44	(1.67)	2.80
Total from investment operations	3.05		0.51	1.45	1.49	(1.66)	2.78

Less dividends and distributions:
Dividends from net investment income	—		(0.02)	(0.03)	(0.05)	(0.01)	—
Distributions from net realized gains	—		(0.67)	(0.66)	(0.39)	(0.22)	(2.36)
Total distributions	—		(0.69)	(0.69)	(0.44)	(0.23)	(2.36)
Net asset value, end of period	$15.49		$12.44	$12.62	$11.86	$10.81	$12.70

Total Return	24.52	%(c)	3.96%	11.91%	13.94%	(13.12)%	23.48%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$114,089		$95,031	$84,156	$73,787	$51,733	$50,460

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.99	%(d)	0.99%	0.99%	0.99%	0.99%	0.99%
Without fee waivers/reimbursements	1.05	%(d)	1.07%	1.08%	1.16%	1.13%	1.10%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	(0.04	)%(d)	0.17%	0.24%	0.49%	0.12%	(0.13)%
Without fee waivers/reimbursements	(0.10	)%(d)	0.10%	0.15%	0.32%	(0.02)%	(0.24)%
Portfolio turnover rate	18	%(c)	40%	40%	41%	44%	36%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Annualized.

See Notes to Financial Statements.

68	| www.cisbh.com/funds

Segall Bryant & Hamill All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of period	$16.34		$19.50		$19.87		$18.22	$24.51	$21.15
Income (loss) from investment operations:
Net investment income (loss)(a)	(0.01)		0.00	(b)	0.04		0.09	0.07	(0.01)
Net realized and unrealized gains (losses) on investments	1.96		1.66		3.49		2.50	(4.77)	6.16
Total from investment operations	1.95		1.66		3.53		2.59	(4.70)	6.15

Less dividends and distributions:
Dividends from net investment income	—		(0.01)		(0.05)		(0.10)	(0.07)	—
Distributions from net realized gains	—		(4.81)		(3.85)		(0.84)	(1.52)	(2.79)
Total distributions	—		(4.82)		(3.90)		(0.94)	(1.59)	(2.79)
Net asset value, end of period	$18.29		$16.34		$19.50		$19.87	$18.22	$24.51

Total Return	11.93	%(c)	8.32%		16.85%		14.38%	(19.23)%	29.57%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$863		$1,067		$1,275		$1,442	$796	$974

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.86	%(d)(e)	0.89	%(e)	0.89	%(e)	0.92%	0.86%	0.83%
Without fee waivers/reimbursements	2.39	%(d)	1.94%		1.41%		0.92%	0.86%	0.83%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	(0.16	)%(d)	0.02%		0.21%		0.46%	0.35%	(0.06)%
Without fee waivers/reimbursements	(1.70	)%(d)	(1.03)%		(0.31)%		0.46%	0.35%	(0.06)%
Portfolio turnover rate(f)	20	%(c)	34%		27%		21%	32%	30%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Annualized.
(e)	Ratio is less than the contractual expense limitation due to a voluntary waiver made by the Adviser (Note 6)
(f)	Portfolio turnover excludes redemptions in-kind, if any.

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	69

Segall Bryant & Hamill All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of period	$16.37		$19.53	$19.89	$18.23	$24.52	$21.16
Income (loss) from investment operations:
Net investment income (loss)(a)	(0.01)		0.01	0.05	0.10	0.07	(0.02)
Net realized and unrealized gains (losses) on investments	1.97		1.65	3.49	2.51	(4.77)	6.17
Total from investment operations	1.96		1.66	3.54	2.61	(4.70)	6.15

Less dividends and distributions:
Dividends from net investment income	—		(0.01)	(0.05)	(0.11)	(0.07)	—
Distributions from net realized gains	—		(4.81)	(3.85)	(0.84)	(1.52)	(2.79)
Total distributions	—		(4.82)	(3.90)	(0.95)	(1.59)	(2.79)

Paid-in capital from redemption fees	—		—	—	—	—	—
Net asset value, end of period	$18.33		$16.37	$19.53	$19.89	$18.23	$24.52

Total Return	11.97	%(b)	8.29%	16.89%	14.48%	(19.21)%	29.55%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$46,935		$73,734	$103,063	$123,954	$130,033	$186,459

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.84	%(c)	0.84%	0.84%	0.84%	0.84%	0.84%
Without fee waivers/reimbursements	1.08	%(c)	0.96%	0.92%	0.91%	0.89%	0.87%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	(0.14	)%(c)	0.06%	0.23%	0.53%	0.35%	(0.07)%
Without fee waivers/reimbursements	(0.39	)%(c)	(0.06)%	0.15%	0.45%	0.31%	(0.10)%
Portfolio turnover rate(d)	20	%(b)	34%	27%	21%	32%	30%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.
(d)	Portfolio turnover excludes redemptions in-kind, if any.

See Notes to Financial Statements.

70	| www.cisbh.com/funds

Segall Bryant & Hamill Emerging Markets Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of period	$11.76		$8.95		$8.38	$7.35	$9.12	$9.13
Income (loss) from investment operations:
Net investment income(a)	0.13		0.23		0.27	0.25	0.30	0.26
Net realized and unrealized gains (losses) on investments	3.09		2.89		0.89	1.24	(1.77)	0.21
Total from investment operations	3.22		3.12		1.16	1.49	(1.47)	0.47

Less dividends and distributions:
Dividends from net investment income	—		(0.31)		(0.49)	(0.46)	(0.30)	(0.30)
Distributions from net realized gains	—		—		—	—	—	(0.18)
Return of capital	—		—		(0.10)	—	—	—
Total distributions	—		(0.31)		(0.59)	(0.46)	(0.30)	(0.48)
Net asset value, end of period	$14.98		$11.76		$8.95	$8.38	$7.35	$9.12

Total Return	27.38	%(b)	34.90%		13.77%	20.35%	(16.17)%	5.22%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$7,325		$5,243		$3,131	$2,200	$1,952	$3,224

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.14	%(c)(d)	1.20	%(e)	1.38%	1.38%	1.38%	1.38%
Without fee waivers/reimbursements	1.78	%(c)	2.07%		2.17%	2.10%	2.05%	1.86%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	1.93	%(c)	2.24%		2.83%	3.23%	3.67%	2.65%
Without fee waivers/reimbursements	1.29	%(c)	1.37%		2.05%	2.51%	3.00%	2.17%
Portfolio turnover rate	57	%(b)	88%		88%	85%	88%	91%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.
(d)	Contractual expense limitation agreement changed from 1.14% to 0.99% effective June 30, 2026 (Note 6).
(e)	Contractual expense limitation agreement changed from 1.38% to 1.14% effective May 1, 2025.

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	71

Segall Bryant & Hamill Emerging Markets Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of period	$11.81		$8.98		$8.41	$7.37	$9.15	$9.15
Income (loss) from investment operations:
Net investment income(a)	0.14		0.25		0.29	0.27	0.32	0.28
Net realized and unrealized gains (losses) on investments	3.09		2.91		0.88	1.24	(1.79)	0.21
Total from investment operations	3.23		3.16		1.17	1.51	(1.47)	0.49

Less dividends and distributions:
Dividends from net investment income	—		(0.33)		(0.49)	(0.47)	(0.31)	(0.31)
Distributions from net realized gains	—		—		—	—	—	(0.18)
Return of capital	—		—		(0.11)	—	—	—
Total distributions	—		(0.33)		(0.60)	(0.47)	(0.31)	(0.49)
Net asset value, end of period	$15.04		$11.81		$8.98	$8.41	$7.37	$9.15

Total Return	27.35	%(b)	35.15%		13.88%	20.60%	(16.08)%	5.49%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$101,616		$81,897		$61,947	$49,290	$38,646	$54,660

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.99	%(c)(d)	1.05	%(e)	1.23%	1.23%	1.23%	1.23%
Without fee waivers/reimbursements	1.50	%(c)	1.64%		1.77%	1.95%	1.90%	1.69%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	2.05	%(c)	2.45%		3.09%	3.45%	3.98%	2.83%
Without fee waivers/reimbursements	1.54	%(c)	1.85%		2.55%	2.73%	3.31%	2.37%
Portfolio turnover rate	57	%(b)	88%		88%	85%	88%	91%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.
(d)	Contractual expense limitation agreement changed from 0.99% to 0.84% effective June 30, 2026 (Note 6).
(e)	Contractual expense limitation agreement changed from 1.23% to 0.99% effective May 1, 2025.

See Notes to Financial Statements.

72	| www.cisbh.com/funds

Segall Bryant & Hamill International Small Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of period	$14.90		$10.63		$10.69		$9.58		$11.59	$10.83
Income (loss) from investment operations:
Net investment income(a)	0.26		0.41		0.36		0.36		0.44	0.29
Net realized and unrealized gains (losses) on investments	0.13		4.61		0.46		1.25		(2.00)	1.09
Total from investment operations	0.39		5.02		0.82		1.61		(1.56)	1.38

Less dividends and distributions:
Dividends from net investment income	(0.04)		(0.75)		(0.88)		(0.50)		(0.45)	(0.62)

Net asset value, end of period	$15.25		$14.90		$10.63		$10.69		$9.58	$11.59

Total Return	2.63	%(b)	47.43%		7.65%		17.09%		(13.31)%	12.97%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$7,288		$7,529		$5,252		$13,682		$9,757	$47,301

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.19	%(c)(d)(e)	1.16	%(d)(e)	1.14	%(d)(e)	1.25	%(d)	1.18%	1.18%
Without fee waivers/reimbursements	1.68	%(c)	1.71%		1.54%		1.50%		1.41%	1.36%
Ratio of net investment income to average net assets
With fee waivers/reimbursements	3.39	%(c)	3.12%		3.21%		3.65%		4.16%	2.37%
Without fee waivers/reimbursements	2.92	%(c)	2.59%		2.81%		3.40%		3.93%	2.19%
Portfolio turnover rate	54	%(b)	105%		102%		106%		105%	112%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.
(d)	Includes 0.02%, 0.02%, 0.03%, and 0.07% of tax reclaim fees, which are excluded from the expense limitation agreement, for the periods ended June 30, 2026, Decembe 31, 2025, December 31, 2024, and December 31, 2023, respectively.
(e)	After deduction of tax reclaim fees, ratio is less than the contractual expense limitation due to a voluntary waiver made by the Adviser (Note 6).

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	73

Segall Bryant & Hamill International Small Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of period	$14.90		$10.64		$10.70		$9.59		$11.61	$10.85
Income (loss) from investment operations:
Net investment income(a)	0.26		0.42		0.35		0.36		0.46	0.31
Net realized and unrealized gains (losses) on investments	0.14		4.61		0.49		1.26		(2.02)	1.10
Total from investment operations	0.40		5.03		0.84		1.62		(1.56)	1.41

Less dividends and distributions:
Dividends from net investment income	(0.04)		(0.77)		(0.90)		(0.51)		(0.46)	(0.65)

Net asset value, end of period	$15.26		$14.90		$10.64		$10.70		$9.59	$11.61

Total Return	2.71	%(b)	47.48%		7.77%		17.24%		(13.19)%	13.19%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$71,976		$80,537		$63,875		$100,984		$86,473	$108,745

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.05	%(c)(d)	1.05	%(d)	1.06	%(d)	1.10	%(d)	1.03%	1.03%
Without fee waivers/reimbursements	1.42	%(c)	1.46%		1.50%		1.36%		1.24%	1.13%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.44	%(c)	3.27%		3.07%		3.65%		4.52%	2.54%
Without fee waivers/reimbursements	3.09	%(c)	2.88%		2.67%		3.38%		4.31%	2.44%
Portfolio turnover rate	54	%(b)	105%		102%		106%		105%	112%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.
(d)	Includes 0.02%, 0.02%, 0.03%, and 0.07% of tax reclaim fees, which are excluded from the expense limitation agreement, for the periods ended June 30, 2026, Decembe 31,2025, December 31, 2024, and December 31, 2023, respectively.

See Notes to Financial Statements.

74	| www.cisbh.com/funds

Segall Bryant & Hamill International Equity Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024	Period Ended December 31, 2023(a)
Net asset value, beginning of period	$14.00		$10.19		$10.47	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.27		0.34		0.28	0.01
Net realized and unrealized gains (losses) on investments	1.22		4.12		0.20	0.46
Total from investment operations	1.49		4.46		0.48	0.47

Less dividends and distributions:
Dividends from net investment income	—		(0.20)		(0.40)	—
Distributions from net realized gains	—		(0.45)		(0.36)	—
Total distributions	—		(0.65)		(0.76)	—

Net asset value, end of period	$15.49		$14.00		$10.19	$10.47

Total Return	10.64	%(c)	43.93%		4.49%	4.70	%(c)

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$4		$4		$3	$3

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.99	%(d)	1.04	%(e)	1.14%	1.14	%(d)
Without fee waivers/reimbursements	177.77	%(d)	102.04%		409.75%	25.58	%(d)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.62	%(d)	2.76%		2.60%	1.42	%(d)
Without fee waivers/reimbursements	(173.15	)%(d)	(98.25)%		(406.01)%	(23.02	)%(d)
Portfolio turnover rate	52	%(c)	107%		111%	0	%(c)

(a)	Fund commenced operations December 8, 2023.
(b)	Calculated using the average shares method.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Annualized.
(e)	Contractual expense limitation agreement changed from 1.14% to 0.99% effective May 1, 2025.

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	75

Segall Bryant & Hamill International Equity Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024	Period Ended December 31, 2023(a)
Net asset value, beginning of period	$14.00		$10.18		$10.47	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.28		0.27		0.31	0.02
Net realized and unrealized gains (losses) on investments	1.22		4.22		0.19	0.45
Total from investment operations	1.50		4.49		0.50	0.47

Less dividends and distributions:
Dividends from net investment income	—		(0.22)		(0.43)	—
Distributions from net realized gains	—		(0.45)		(0.36)	—
Total distributions	—		(0.67)		(0.79)	—

Net asset value, end of period	$15.50		$14.00		$10.18	$10.47

Total Return	10.71	%(c)	44.29%		4.58%	4.70	%(c)

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$14,465		$14,416		$2,508	$1,843

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.84	%(d)	0.86	%(e)	0.99%	0.99	%(d)
Without fee waivers/reimbursements	2.81	%(d)	4.68%		14.08%	46.95	%(d)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.73	%(d)	2.04%		2.81%	2.48	%(d)
Without fee waivers/reimbursements	1.77	%(d)	(1.78)%		(10.28)%	(43.48	)%(d)
Portfolio turnover rate	52	%(c)	107%		111%	0	%(c)

(a)	Fund commenced operations December 8, 2023.
(b)	Calculated using the average shares method.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Annualized.
(e)	Contractual expense limitation agreement changed from 0.99% to 0.84% effective May 1, 2025.

See Notes to Financial Statements.

76	| www.cisbh.com/funds

Segall Bryant & Hamill Global All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of period	$11.80		$11.36		$10.30		$8.77	$11.02	$9.32
Income (loss) from investment operations:
Net investment income(a)	0.03		0.03		0.11		0.06	0.02	0.02
Net realized and unrealized gains (losses) on investments	1.69		1.08		1.60		1.83	(2.07)	2.36
Total from investment operations	1.72		1.11		1.71		1.89	(2.05)	2.38

Less dividends and distributions:
Dividends from net investment income	—		(0.03)		(0.11)		(0.07)	(0.03)	(0.04)
Distributions from net realized gains	—		(0.64)		(0.54)		(0.29)	(0.17)	(0.64)
Total distributions	—		(0.67)		(0.65)		(0.36)	(0.20)	(0.68)
Net asset value, end of period	$13.52		$11.80		$11.36		$10.30	$8.77	$11.02

Total Return	14.58	%(b)	9.81%		16.28%		21.62%	(18.68)%	25.83%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$32,887		$30,042		$30,504		$28,273	$25,422	$33,821

Ratio of expenses to average net assets
With fee waivers/reimbursements (b)	0.79	%(c)(d)(e)	0.82	%(d)(e)	0.82	%(e)	0.89%	0.89%	0.89%
Without fee waivers/reimbursements	1.31	%(c)	1.37%		1.29%		1.36%	1.29%	1.18%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.56	%(c)	0.28%		0.95%		0.68%	0.25%	0.16%
Without fee waivers/reimbursements	0.05	%(c)	(0.23)%		0.48%		0.21%	(0.14)%	(0.13)%
Portfolio turnover rate	16	%(b)	22%		25%		24%	31%	24%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.
(d)	Includes 0.01% and 0.04% of tax reclaim fees which are excluded from the expense limitation agreement, for the periods ended June 30, 2026 and December 31, 2025.
(e)	Ratio is less than the contractual expense limitation due to a voluntary waiver made by the Adviser (Note 6).

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	77

Segall Bryant & Hamill Global All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of period	$11.61		$11.19		$10.15	$8.64	$10.86	$9.20
Income (loss) from investment operations:
Net investment income(a)	0.03		0.03		0.12	0.08	0.03	0.03
Net realized and unrealized gains (losses) on investments	1.67		1.07		1.57	1.80	(2.04)	2.33
Total from investment operations	1.70		1.10		1.69	1.88	(2.01)	2.36

Less dividends and distributions:
Dividends from net investment income	—		(0.04)		(0.11)	(0.08)	(0.04)	(0.06)
Distributions from net realized gains	—		(0.64)		(0.54)	(0.29)	(0.17)	(0.64)
Total distributions	—		(0.68)		(0.65)	(0.37)	(0.21)	(0.70)
Net asset value, end of period	$13.31		$11.61		$11.19	$10.15	$8.64	$10.86

Total Return	14.64	%(b)	9.79%		16.36%	21.87%	(18.55)%	25.94%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$4,858		$4,424		$4,979	$3,390	$1,692	$4,875

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.75	%(c)(d)	0.78	%(d)	0.74%	0.74%	0.74%	0.74%
Without fee waivers/reimbursements	1.50	%(c)	1.57%		1.42%	1.35%	1.27%	1.17%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.61	%(c)	0.33%		1.10%	0.81%	0.33%	0.29%
Without fee waivers/reimbursements	(0.14	)%(c)	(0.42)%		0.42%	0.21%	(0.20)%	(0.14)%
Portfolio turnover rate	16	%(b)	22%		25%	24%	31%	24%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.
(d)	Includes 0.01% and 0.04% of tax reclaim fees which are excluded from the expense limitation agreement, for the periods ended June 30, 2026 and December 31, 2025.

See Notes to Financial Statements.

78	| www.cisbh.com/funds

Segall Bryant & Hamill Plus Bond Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of period	$9.55		$9.27	$9.46	$9.14	$10.85	$11.25
Income (loss) from investment operations:
Net investment income(a)	0.19		0.39	0.37	0.34	0.26	0.23
Net realized and unrealized gains (losses) on investments	(0.11)		0.28	(0.19)	0.33	(1.67)	(0.30)
Total from investment operations	0.08		0.67	0.18	0.67	(1.41)	(0.07)

Less dividends and distributions:
Dividends from net investment income	(0.19)		(0.39)	(0.37)	(0.35)	(0.30)	(0.26)
Distributions from net realized gains	—		—	—	—	—	(0.07)
Total distributions	(0.19)		(0.39)	(0.37)	(0.35)	(0.30)	(0.33)
Net asset value, end of period	$9.44		$9.55	$9.27	$9.46	$9.14	$10.85

Total Return	0.86	%(b)	7.38%	1.99%	7.47%	(13.13)%	(0.58)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$177,951		$256,719	$278,142	$292,517	$311,042	$466,063

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.55	%(c)	0.55%	0.55%	0.55%	0.55%	0.55%
Without fee waivers/reimbursements	0.67	%(c)	0.68%	0.66%	0.66%	0.67%	0.67%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.04	%(c)	4.12%	3.94%	3.69%	2.77%	2.10%
Without fee waivers/reimbursements	3.93	%(c)	4.00%	3.83%	3.58%	2.65%	1.98%
Portfolio turnover rate	15	%(b)	38%	36%	39%	26%	54%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	79

Segall Bryant & Hamill Plus Bond Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of period	$9.44		$9.17	$9.36	$9.05	$10.74	$11.14
Income (loss) from investment operations:
Net investment income(a)	0.20		0.40	0.38	0.35	0.28	0.25
Net realized and unrealized gains (losses) on investments	(0.12)		0.28	(0.18)	0.32	(1.66)	(0.30)
Total from investment operations	0.08		0.68	0.20	0.67	(1.38)	(0.05)

Less dividends and distributions:
Dividends from net investment income	(0.20)		(0.41)	(0.39)	(0.36)	(0.31)	(0.28)
Distributions from net realized gains	—		—	—	—	—	(0.07)
Total distributions	(0.20)		(0.41)	(0.39)	(0.36)	(0.31)	(0.35)
Net asset value, end of period	$9.32		$9.44	$9.17	$9.36	$9.05	$10.74

Total Return	0.84	%(b)	7.51%	2.17%	7.59%	(12.95)%	(0.44)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$565,709		$463,374	$466,211	$433,367	$369,601	$589,074

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.40	%(c)	0.40%	0.40%	0.40%	0.40%	0.40%
Without fee waivers/reimbursements	0.53	%(c)	0.54%	0.53%	0.53%	0.52%	0.51%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.20	%(c)	4.27%	4.09%	3.85%	2.91%	2.24%
Without fee waivers/reimbursements	4.06	%(c)	4.14%	3.96%	3.73%	2.79%	2.13%
Portfolio turnover rate	15	%(b)	38%	36%	39%	26%	54%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.

80	| www.cisbh.com/funds

Segall Bryant & Hamill Quality High Yield Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of period	$8.97		$8.66	$8.56	$7.98	$9.21	$9.24
Income (loss) from investment operations:
Net investment income(a)	0.18		0.36	0.37	0.35	0.31	0.30
Net realized and unrealized gains (losses) on investments	(0.06)		0.32	0.09	0.59	(1.20)	(0.01)
Total from investment operations	0.12		0.68	0.46	0.94	(0.89)	0.29

Less dividends and distributions:
Dividends from net investment income	(0.18)		(0.37)	(0.36)	(0.36)	(0.34)	(0.32)
Net asset value, end of period	$8.91		$8.97	$8.66	$8.56	$7.98	$9.21

Total Return	1.38	%(b)	7.97%	5.53%	12.16%	(9.75)%	3.14%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$17,073		$19,192	$21,881	$27,513	$27,855	$39,879

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.85	%(c)	0.85%	0.85%	0.85%	0.85%	0.85%
Without fee waivers/reimbursements	1.02	%(c)	1.09%	0.97%	0.94%	0.90%	0.88%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.12	%(c)	4.20%	4.15%	4.34%	3.82%	3.30%
Without fee waivers/reimbursements	3.93	%(c)	3.99%	4.03%	4.25%	3.77%	3.27%
Portfolio turnover rate	11	%(b)	37%	13%	9%	9%	25%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	81

Segall Bryant & Hamill Quality High Yield Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of period	$8.84		$8.55	$8.45	$7.89	$9.10	$9.13
Income (loss) from investment operations:
Net investment income(a)	0.19		0.37	0.37	0.36	0.33	0.32
Net realized and unrealized gains (losses) on investments	(0.05)		0.30	0.11	0.58	(1.19)	(0.02)
Total from investment operations	0.14		0.67	0.48	0.94	(0.86)	0.30

Less dividends and distributions:
Dividends from net investment income	(0.19)		(0.38)	(0.38)	(0.38)	(0.35)	(0.33)
Net asset value, end of period	$8.79		$8.84	$8.55	$8.45	$7.89	$9.10

Total Return	1.59	%(b)	7.99%	5.76%	12.21%	(9.51)%	3.33%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$44,683		$46,435	$43,833	$42,349	$37,923	$62,127

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.70	%(c)	0.70%	0.70%	0.70%	0.70%	0.70%
Without fee waivers/reimbursements	0.85	%(c)	0.85%	0.83%	0.85%	0.79%	0.76%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.27	%(c)	4.31%	4.29%	4.48%	3.95%	3.43%
Without fee waivers/reimbursements	4.11	%(c)	4.17%	4.16%	4.34%	3.86%	3.37%
Portfolio turnover rate	11	%(b)	37%	13%	9%	9%	25%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.

82	| www.cisbh.com/funds

Segall Bryant & Hamill Municipal Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of period	$9.76		$9.61	$9.66		$9.50	$11.02	$11.01
Income (loss) from investment operations:
Net investment income(a)	0.17		0.31	0.34		0.31	0.21	0.18
Net realized and unrealized gains (losses) on investments	0.07		0.17	(0.05)		0.18	(1.44)	0.12
Total from investment operations	0.24		0.48	0.29		0.49	(1.23)	0.30

Less dividends and distributions:
Dividends from net investment income	(0.18)		(0.33)	(0.34)		(0.33)	(0.29)	(0.27)
Distributions from net realized gains	—		—	—		—	—	(0.02)
Total distributions	(0.18)		(0.33)	(0.34)		(0.33)	(0.29)	(0.29)
Net asset value, end of period	$9.82		$9.76	$9.61		$9.66	$9.50	$11.02

Total Return	2.45	%(b)	5.07%	3.05%		5.34%	(11.25)%	2.72%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$11,357		$10,255	$12,246		$13,886	$35,120	$42,056

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.65	%(c)	0.65%	0.60	%(d)	0.65%	0.65%	0.65%
Without fee waivers/reimbursements	0.82	%(c)	0.84%	0.75%		0.76%	0.73%	0.74%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.46	%(c)	3.39%	3.39%		3.24%	2.16%	1.64%
Without fee waivers/reimbursements	3.29	%(c)	3.20%	3.24%		3.13%	2.08%	1.55%
Portfolio turnover rate	64	%(b)	77%	95%		73%	173%	37%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.
(d)	Ratio is less than the contractual expense limitation due to a voluntary waiver made by the Adviser (Note 6).

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	83

Segall Bryant & Hamill Municipal Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of period	$9.77		$9.61	$9.67	$9.51	$11.03	$11.02
Income (loss) from investment operations:
Net investment income(a)	0.17		0.32	0.35	0.32	0.23	0.19
Net realized and unrealized gains (losses) on investments	0.06		0.18	(0.06)	0.19	(1.45)	0.12
Total from investment operations	0.23		0.50	0.29	0.51	(1.22)	0.31

Less dividends and distributions:
Dividends from net investment income	(0.18)		(0.34)	(0.35)	(0.35)	(0.30)	(0.28)
Distributions from net realized gains	—		—	—	—	—	(0.02)
Total distributions	(0.18)		(0.34)	(0.35)	(0.35)	(0.30)	(0.30)
Net asset value, end of period	$9.82		$9.77	$9.61	$9.67	$9.51	$11.03

Total Return	2.41	%(b)	5.32%	3.09%	5.50%	(11.11)%	2.87%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$183,799		$186,333	$171,523	$159,261	$176,685	$233,490

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.50	%(c)	0.50%	0.50%	0.50%	0.50%	0.50%
Without fee waivers/reimbursements	0.60	%(c)	0.61%	0.60%	0.60%	0.56%	0.57%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.60	%(c)	3.37%	3.48%	3.40%	2.31%	1.74%
Without fee waivers/reimbursements	3.50	%(c)	3.27%	3.38%	3.30%	2.24%	1.67%
Portfolio turnover rate	64	%(b)	77%	95%	73%	173%	37%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.

84	| www.cisbh.com/funds

Segall Bryant & Hamill Colorado Tax Free Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of period	$10.40		$10.42		$10.53		$10.35	$11.91	$11.95
Income (loss) from investment operations:
Net investment income(a)	0.16		0.32		0.32		0.28	0.21	0.17
Net realized and unrealized gains (losses) on investments	0.02		0.01		(0.07)		0.23	(1.47)	0.05
Total from investment operations	0.18		0.33		0.25		0.51	(1.26)	0.22

Less dividends and distributions:
Dividends from net investment income	(0.18)		(0.35)		(0.36)		(0.33)	(0.30)	(0.26)
Net asset value, end of period	$10.40		$10.40		$10.42		$10.53	$10.35	$11.91

Total Return	1.73	%(b)	3.29%		2.39%		5.02%	(10.64)%	1.87%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$90,080		$92,979		$104,794		$116,155	$143,558	$216,617

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.64	%(c)(d)	0.64	%(d)	0.63	%(d)	0.65%	0.65%	0.65%
Without fee waivers/reimbursements	0.68	%(c)	0.69%		0.66%		0.66%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.18	%(c)	3.13%		3.01%		2.69%	1.96%	1.44%
Without fee waivers/reimbursements	3.14	%(c)	3.08%		2.99%		2.68%	1.94%	1.41%
Portfolio turnover rate	41	%(b)	80%		45%		48%	64%	15%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.
(d)	Ratio is less than the contractual expense limitation due to a voluntary waiver made by the Adviser (Note 6).

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	85

Segall Bryant & Hamill Colorado Tax Free Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of period	$10.44		$10.46	$10.57	$10.39	$11.96	$12.00
Income (loss) from investment operations:
Net investment income(a)	0.17		0.34	0.33	0.29	0.23	0.19
Net realized and unrealized gains (losses) on investments	0.03		0.01	(0.07)	0.23	(1.48)	0.05
Total from investment operations	0.20		0.35	0.26	0.52	(1.25)	0.24

Less dividends and distributions:
Dividends from net investment income	(0.19)		(0.37)	(0.37)	(0.34)	(0.32)	(0.28)
Net asset value, end of period	$10.45		$10.44	$10.46	$10.57	$10.39	$11.96

Total Return	1.89	%(b)	3.42%	2.53%	5.16%	(10.55)%	2.01%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$227,990		$216,874	$220,688	$238,430	$251,981	$370,546

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.50	%(c)	0.50%	0.50%	0.50%	0.50%	0.50%
Without fee waivers/reimbursements	0.56	%(c)	0.56%	0.55%	0.54%	0.53%	0.52%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.31	%(c)	3.26%	3.13%	2.82%	2.12%	1.54%
Without fee waivers/reimbursements	3.24	%(c)	3.20%	3.08%	2.78%	2.09%	1.52%
Portfolio turnover rate	41	%(b)	80%	45%	48%	64%	15%

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.

See Notes to Financial Statements.

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Barrett Growth Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Seven Months Ended December 31, 2023 (a)		Year Ended May 31, 2023	Year Ended May 31, 2022	Year Ended May 31, 2021
Net asset value, beginning of period	$27.68		$28.61	$24.52	$21.50		$25.00	$30.29	$24.34
Income (loss) from investment operations:
Net investment income (loss)(b)	0.02		(0.03)	(0.03)	0.01		(0.03)	(0.11)	(0.10)
Net realized and unrealized gains (losses) on investments	(0.72)		2.36	7.10	3.75		0.72	(1.49)	7.99
Total from investment operations	(0.70)		2.33	7.07	3.76		0.69	(1.60)	7.89

Less dividends and distributions:
Distributions from net realized gains	—		(3.26)	(2.98)	(0.74)		(4.19)	(3.69)	(1.94)
Net asset value, end of period	$26.98		$27.68	$28.61	$24.52		$21.50	$25.00	$30.29

Total Return	(2.53	)%(c)	8.10%	28.35%	17.59	%(c)	5.09%	(7.25)%	32.96%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$21,585		$24,959	$28,611	$25,753		$24,195	$25,364	$34,844

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.99	%(d)	0.99%	0.99%	1.14	%(d)(e)	1.17%	1.13%	1.24	%(f)
Without fee waivers/reimbursements	1.45	%(d)	1.43%	1.34%	2.05	%(d)	2.15%	1.76%	1.78%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.14	%(d)	(0.12)%	(0.09)%	0.06	%(d)	(0.14)%	(0.36)%	(0.35)%
Without fee waivers/reimbursements	(0.32	)%(d)	(0.56)%	(0.44)%	(0.85	)%(d)	(1.12)%	(0.99)%	(0.89)%
Portfolio turnover rate(g)	5	%(c)	8%	8%	1	%(c)	4%	5%	6%

(a)	Fund changed fiscal year to December 31. Prior to November 20, 2023, the information is from the Predecessor Fund.
(b)	Calculated using the average shares method.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Annualized.
(e)	Contractual expense limitation changed from 1.00% (excluding 12b-1 fees) to an overall expense cap of 0.99% effective November 20, 2023.
(f)	Contractual expense limitation changed from 1.25% to 1.00% (excluding 12b-1 fees) effective April 30, 2021.
(g)	Portfolio turnover excludes redemptions in-kind, if any.

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	87

Barrett Opportunity Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Four Months Ended December 31, 2023(a)		Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net asset value, beginning of period	$12.25		$15.61	$21.52	$25.98		$26.68	$29.92	$24.33
Income (loss) from investment operations:
Net investment income (loss)(b)	0.05		0.14	0.21	0.05		0.19	0.15	0.21
Net realized and unrealized gains (losses) on investments	0.42		1.86	4.82	1.57		2.26	0.18	6.91
Total from investment operations	0.47		2.00	5.03	1.62		2.45	0.33	7.12

Less dividends and distributions:
Dividends from net investment income	—		(0.11)	(0.21)	(0.14)		(0.21)	(0.20)	(0.22)
Distributions from net realized gains	—		(5.25)	(10.73)	(5.94)		(2.94)	(3.37)	(1.31)
Total distributions	—		(5.36)	(10.94)	(6.08)		(3.15)	(3.57)	(1.53)
Net asset value, end of period	$12.72		$12.25	$15.61	$21.52		$25.98	$26.68	$29.92

Total Return	3.84	%(c)	12.81%	22.65%	6.89	%(c)	10.35%	0.69%	30.65%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$22,846		$23,298	$24,618	$36,468		$43,923	$58,378	$64,040

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.99	%(d)	0.99%	0.99%	1.25	%(d)(e)	1.29%	1.18%	1.18%
Without fee waivers/reimbursements	1.33	%(d)	1.31%	1.26%	1.56	%(d)	1.29%	1.18%	1.18%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.79	%(d)	0.90%	0.92%	0.57	%(d)	0.74%	0.53%	0.75%
Without fee waivers/reimbursements	0.46	%(d)	0.58%	0.65%	0.26	%(d)	0.74%	0.53%	0.75%
Portfolio turnover rate(f)	2%		3%	0%	0	%(c)	4%	8%	3%

(a)	Fund changed fiscal year to December 31. Prior to November 20, 2023, the information is from the Predecessor Fund.
(b)	Calculated using the average shares method.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Annualized.
(e)	Prior to November 20, 2023, there was no expense cap. Effective November 20, 2023, the expense cap was set at 0.99%.
(f)	Portfolio turnover excludes redemptions in-kind, if any.

See Notes to Financial Statements.

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2026 (Unaudited)

1. ORGANIZATION

Segall Bryant & Hamill Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The list below shows the funds in the Trust (the “Funds”) as of the end of the period that are discussed in this report:

Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Global All Cap Fund
Segall Bryant & Hamill Small Cap Growth Fund	Segall Bryant & Hamill Plus Bond Fund
Segall Bryant & Hamill Small Cap Core Fund	Segall Bryant & Hamill Quality High Yield Fund
Segall Bryant & Hamill All Cap Fund	Segall Bryant & Hamill Municipal Opportunities Fund
Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill Colorado Tax Free Fund
Segall Bryant & Hamill International Small Cap Fund	Barrett Growth Fund
Segall Bryant & Hamill International Equity Fund	Barrett Opportunity Fund

Interests in the Funds are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. All of the Funds offer Retail Class and Institutional Class Shares except Barrett Growth Fund and Barrett Opportunity Fund. Barrett Growth Fund and Barrett Opportunity Fund each only have one class. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

Each of the Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Core Fund, Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill International Equity Fund, Segall Bryant & Hamill Global All Cap, Barrett Growth Fund and Barrett Opportunity Fund seeks to achieve long-term capital appreciation. Each of the Segall Bryant & Hamill Plus Bond Fund and Segall Bryant & Hamill Quality High Yield Fund seeks to achieve long-term total rate of return consistent with preservation of capital. The Segall Bryant & Hamill Municipal Opportunities Fund seeks income exempt from Federal income taxes. The Segall Bryant & Hamill Colorado Tax Free Fund seeks income exempt from both federal and Colorado state personal income taxes.

The Funds (other than Segall Bryant & Hamill Colorado Tax Free Fund and Barrett Opportunity Fund, which are non-diversified) are classified as diversified for the purposes of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes. The following policies are in conformity with accounting principles generally accepted in the United States of America for investment companies, under Accounting Standards Codification Topic 946 – Financial Services – Investment Companies.

Segment reporting – An operating segment is defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting Topic 280 “Improvements to Reportable Segment Disclosures” as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Management Team of the Adviser. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM, using the information presented in the financial statements and financial highlights.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities in the financial statements. The actual results could differ from those estimates.

Cash Equivalents – Each Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight demand deposits with a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances reflected as interest income on the statement of operations. As of June 30, 2026, the interest rate was 2.97%, and the cash equivalents balances reflected on the Statements of Assets and Liabilities represent the amounts participating in the BBH CMS.

Financial Statements | June 30, 2026 |	89

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2026 (Unaudited)

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the Prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the bid price.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. When an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value, the fair value of those securities are determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange.

Forward foreign currency contracts have a fair value determined by an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE. As of June 30, 2026, the Funds did not hold any forward foreign currency contracts.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, having a remaining maturity of greater than 60 days, are typically valued at the evaluated prices formulated by an independent pricing service.

The Adviser is the Funds’ valuation designee responsible for carrying out pricing and valuation duties in accordance with the Adviser’s Valuation Procedures (the “Procedures”) pursuant to Rule 2a-5 under the 1940 Act.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the valuation designee with procedures utilized by the valuation designee. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Securities Traded on Foreign Exchanges – All of the Funds, except the Segall Bryant & Hamill Colorado Tax Free Fund, may invest at least a portion of their assets in foreign securities. As of June 30, 2026, all Funds were primarily invested in securities traded on U.S. exchanges, except Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill International Equity Fund and Segall Bryant & Hamill Global All Cap Fund. In the event that a Fund executes a security transaction on a foreign exchange, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Federal Income Taxes – No provision for income taxes is included in the accompanying financial statements, as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

As of and during the six months ended June 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2026 (Unaudited)

have incorporated no uncertain tax positions that require a provision for income taxes. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended June 30, 2026, the Funds did not incur any interest or penalties.

When-Issued/Forward Commitment Securities – Each Fund may purchase or sell securities on a “when-issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. In accordance with SEC guidance, each Fund segregates liquid assets in an amount sufficient to satisfy the purchase price. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

Common Expenses – Expenses of the Trust not attributable solely to one of the Funds are allocated among the Funds based on the relative net assets of each Fund or based on the nature of the expense and its relative applicability to each Fund.

Allocation Between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of that Fund.

Security Transactions and Related Investment Income – For financial reporting purposes, the Funds’ investment transactions and shareholder transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Non-cash dividends, if any, included in dividend income, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, net of reclaims, and foreign capital gains taxes, if any, have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized using the effective interest method. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

Investments in Real Estate Investment Trusts (REITs) – With respect to each Fund, dividend income is recorded based on the income included in distributions received from its REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end and may differ from the estimated amounts.

In-Kind Redemptions – Net capital gains or losses resulting from in-kind redemptions are excluded from the Fund’s taxable gains and are not distributed to shareholders. A redemption-in-kind is the process of making a distribution to shareholders through assets and cash rather than cash alone. During the six months ended June 30, 2026 the redemptions for securities redeemed in-kind were as follows:

Fund	Redemptions Redeemed at Fair Value	Recognized Realized Gains (reflected on the Statements of Operations)
Segall Bryant & Hamill All Cap Fund	$1,430,360	$1,356,947
Barrett Growth Fund	595,756	581,676
Barrett Opportunity Fund	250,572	247,561

ReFlow transactions – Segall Bryant & Hamill All Cap Fund, Barrett Growth Fund and Barrett Opportunity Fund may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares and/or large cash distributions. In order to pay cash to shareholders who redeem their shares on a given day or for cash distributions, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions and/or cash distributions on a given day. ReFlow then either redeems those shares when the fund experiences net sales or redeems the shares in the form of in-kind redemptions. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by

Financial Statements | June 30, 2026 |	91

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2026 (Unaudited)

and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 2.95% of the total net assets of any Fund. During the six months ended June 30, 2026, the fees paid for this service were as follows:

Fund	Fees Paid for Reflow Service (reflected on the Statements of Operations)
Segall Bryant & Hamill All Cap Fund	2,041
Barrett Growth Fund	1,458

3. CERTAIN INVESTMENTS AND ASSOCIATED RISKS

For information regarding the risks associated with investments in the Funds, see the Funds’ Prospectus and Statement of Additional Information.

Country Risk – As of June 30, 2026, the Segall Bryant & Hamill Emerging Markets Fund invested a significant percentage of its assets in Taiwan and South Korea; and the Segall Bryant & Hamill International Small Cap Fund and the Segall Bryant & Hamill International Equity Fund invested a significant percentage of assets in Japan. Therefore, they may be more affected by economic developments and currency fluctuations in these countries.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds. As of June 30, 2026, the Segall Bryant & Hamill Emerging Markets Fund had investments in Russia and the Segall Bryant & Hamill International Equity Fund had one investment which is restricted due to partial ownership by Russian oligarchs. These investments are valued at zero.

4. SHARES OF BENEFICIAL INTEREST

On June 30, 2026, there was an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Segall Bryant & Hamill Small Cap Value Fund
Retail:
Shares Sold	29,192	86,036
Shares issued in Reinvestment of Distributions	—	45,151
Less Shares Redeemed	(116,982)	(351,822)
Net Increase (Decrease)	(87,790)	(220,635)
Institutional:
Shares Sold	1,327,280	2,840,279
Shares issued in Reinvestment of Distributions	—	2,312,826
Less Shares Redeemed	(2,749,267)	(13,672,439)
Net Increase (Decrease)	(1,421,987)	(8,519,334)
Segall Bryant & Hamill Small Cap Growth Fund
Retail:
Shares Sold	83,055	1,764,806
Less Shares Redeemed	(237,019)	(785,963)
Net Increase (Decrease)	(153,964)	978,843
Institutional:
Shares Sold	639,059	2,243,554
Less Shares Redeemed	(2,093,305)	(1,949,069)
Net Increase (Decrease)	(1,454,246)	294,485

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2026 (Unaudited)

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Segall Bryant & Hamill Small Cap Core Fund
Retail:
Shares Sold	1,299	6,076
Shares issued in Reinvestment of Distributions	—	2,386
Less Shares Redeemed	(7,828)	(18,575)
Net Increase (Decrease)	(6,529)	(10,113)
Institutional:
Shares Sold	69,273	1,087,269
Shares issued in Reinvestment of Distributions	—	236,087
Less Shares Redeemed	(342,671)	(353,237)
Net Increase (Decrease)	(273,398)	970,119
Segall Bryant & Hamill All Cap Fund
Retail:
Shares Sold	1,505	14,340
Shares issued in Reinvestment of Distributions	—	19,221
Less Shares Redeemed	(19,586)	(33,643)
Net Increase (Decrease)	(18,081)	(82)
Institutional:
Shares Sold	98,658	83,425
Shares issued in Reinvestment of Distributions	—	1,108,104
Less Shares Redeemed	(1,959,777)	(1,963,471)
Less Shares issued in In-Kind Redemptions	(82,946)	—
Net Increase (Decrease)	(1,944,065)	(771,942)
Segall Bryant & Hamill Emerging Markets Fund
Retail:
Shares Sold	235,659	159,341
Shares issued in Reinvestment of Distributions	—	11,542
Less Shares Redeemed	(192,392)	(75,006)
Net Increase (Decrease)	43,267	95,877
Institutional:
Shares Sold	2,163,002	485,788
Shares issued in Reinvestment of Distributions	—	116,832
Less Shares Redeemed	(2,344,517)	(566,996)
Net Increase (Decrease)	(181,515)	35,624
Segall Bryant & Hamill International Small Cap Fund
Retail:
Shares Sold	38,442	70,580
Shares issued in Reinvestment of Distributions	1,333	24,116
Less Shares Redeemed	(67,227)	(83,173)
Net Increase (Decrease)	(27,452)	11,523
Institutional:
Shares Sold	13,029	192,709
Shares issued in Reinvestment of Distributions	13,904	275,028
Less Shares Redeemed	(715,821)	(1,066,175)
Net Increase (Decrease)	(688,888)	(598,438)

Financial Statements | June 30, 2026 |	93

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2026 (Unaudited)

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Segall Bryant & Hamill International Equity Fund
Retail:
Shares Sold	—	—
Shares issued in Reinvestment of Distributions	—	13
Less Shares Redeemed	—	—
Net Increase (Decrease)	—	13
Institutional:
Shares Sold	3,276	762,268
Shares issued in Reinvestment of Distributions	—	38,300
Less Shares Redeemed	(99,903)	(16,969)
Net Increase (Decrease)	(96,627)	783,599
Segall Bryant & Hamill Global All Cap Fund
Retail:
Shares Sold	2,622	6,339
Shares issued in Reinvestment of Distributions	—	133,232
Less Shares Redeemed	(117,049)	(278,317)
Net Increase (Decrease)	(114,427)	(138,746)
Institutional:
Shares Sold	3,456	8,177
Shares issued in Reinvestment of Distributions	—	21,043
Less Shares Redeemed	(19,500)	(93,187)
Net Increase (Decrease)	(16,044)	(63,967)
Segall Bryant & Hamill Plus Bond Fund
Retail:
Shares Sold	726,477	3,964,876
Shares issued in Reinvestment of Distributions	400,251	1,182,165
Less Shares Redeemed	(9,153,582)	(8,264,867)
Net Increase (Decrease)	(8,026,854)	(3,117,826)
Institutional:
Shares Sold	14,911,937	10,818,222
Shares issued in Reinvestment of Distributions	1,215,143	2,086,751
Less Shares Redeemed	(4,549,053)	(14,668,511)
Net Increase (Decrease)	11,578,027	(1,763,538)
Segall Bryant & Hamill Quality High Yield Fund
Retail:
Shares Sold	142,557	198,316
Shares issued in Reinvestment of Distributions	38,578	89,316
Less Shares Redeemed	(406,368)	(672,709)
Net Increase (Decrease)	(225,233)	(385,077)
Institutional:
Shares Sold	384,850	1,140,785
Shares issued in Reinvestment of Distributions	107,726	217,748
Less Shares Redeemed	(659,859)	(1,234,665)
Net Increase (Decrease)	(167,283)	123,868

94	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2026 (Unaudited)

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Segall Bryant & Hamill Municipal Opportunities Fund
Retail:
Shares Sold	231,932	163,158
Shares issued in Reinvestment of Distributions	14,475	32,092
Less Shares Redeemed	(139,983)	(419,863)
Net Increase (Decrease)	106,424	(224,613)
Institutional:
Shares Sold	3,048,395	7,110,238
Shares issued in Reinvestment of Distributions	340,482	636,439
Less Shares Redeemed	(3,752,160)	(6,520,418)
Net Increase (Decrease)	(363,283)	1,226,259
Segall Bryant & Hamill Colorado Tax Free Fund
Retail:
Shares Sold	900,624	1,407,597
Shares issued in Reinvestment of Distributions	148,218	309,936
Less Shares Redeemed	(1,334,748)	(2,834,611)
Net Increase (Decrease)	(285,906)	(1,117,078)
Institutional:
Shares Sold	2,858,366	7,079,350
Shares issued in Reinvestment of Distributions	362,701	706,957
Less Shares Redeemed	(2,175,132)	(8,115,645)
Net Increase (Decrease)	1,045,935	(329,338)
Barrett Growth Fund
Retail:
Shares Sold	24,283	91,141
Shares issued in Reinvestment of Distributions	—	97,449
Less Shares Redeemed	(102,026)	(199,647)
Less Shares issued in In-Kind redemptions	(24,133)	(87,200)
Net Increase (Decrease)	(101,876)	(98,257)
Barrett Opportunity Fund
Retail:
Shares Sold	39,924	3,578
Shares issued in Reinvestment of Distributions	—	569,672
Less Shares Redeemed	(124,594)	(248,859)
Less Shares issued in In-Kind Redemptions	(19,954)	—
Net Increase (Decrease)	(104,624)	324,391

5. TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

Distributions – Distributions of net investment income, if any, are generally made annually for the Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Core Fund, Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Equity Fund, Segall Bryant & Hamill Global All Cap Fund, Barrett Growth Fund and Barrett Opportunity Fund; quarterly for Segall Bryant & Hamill International Small Cap Fund; and monthly for the Segall Bryant & Hamill Plus Bond Fund, Segall Bryant & Hamill Quality High Yield Fund, Segall Bryant & Hamill Municipal Opportunities Fund and Segall Bryant & Hamill Colorado Tax Free Fund. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

Financial Statements | June 30, 2026 |	95

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2026 (Unaudited)

The tax character of the distributions paid during the periods ended June 30, 2026 and December 31, 2025 were as follows:

Fund	Period Ended	Ordinary Income*	Long-Term Capital Gains	Tax-Exempt Income	Return of Capital
Segall Bryant & Hamill Small Cap Value Fund	6/30/2026	$—	$—	$—	$—
	12/31/2025	$8,663,402	$33,199,439	$—	$—
Segall Bryant & Hamill Small Cap Growth Fund	6/30/2026	$—	$—	$—	$—
	12/31/2025	$—	$—	$—	$—
Segall Bryant & Hamill Small Cap Core Fund	6/30/2026	$—	$—	$—	$—
	12/31/2025	$513,925	$4,683,437	$—	$—
Segall Bryant & Hamill All Cap Fund	6/30/2026	$—	$—	$—	$—
	12/31/2025	$381,089	$18,721,961	$—	$—
Segall Bryant & Hamill Emerging Markets Fund	6/30/2026	$—	$—	$—	$—
	12/31/2025	$2,363,720	$—	$—	$—
Segall Bryant & Hamill International Small Cap Fund	6/30/2026	$223,656	$—	$—	$—
	12/31/2025	$4,462,178	$—	$—	$—
Segall Bryant & Hamill International Equity Fund	6/30/2026	$—	$—	$—	$—
	12/31/2025	$536,343	$130,018	$—	$—
Segall Bryant & Hamill Global All Cap Fund	6/30/2026	$—	$—	$—	$—
	12/31/2025	$100,462	$1,798,198	$—	$—
Segall Bryant & Hamill Plus Bond Fund	6/30/2026	$15,305,273	$—	$—	$—
	12/31/2025	$30,852,378	$—	$—	$—
Segall Bryant & Hamill Quality High Yield Fund	6/30/2026	$1,321,645	$—	$—	$—
	12/31/2025	$2,781,888	$—	$—	$—
Segall Bryant & Hamill Municipal Opportunities Fund	6/30/2026	$3,546,541	$—	$—	$—
	12/31/2025	$1,890,683	$—	$4,678,208	$—
Segall Bryant & Hamill Colorado Tax Free Fund	6/30/2026	$5,571,735	$—	$—	$—
	12/31/2025	$1,975,885	$—	$9,133,891	$—
Barrett Growth Fund	6/30/2026	$—	$—	$—	$—
	12/31/2025	$—	$2,730,463	$—	$—
Barrett Opportunity Fund	6/30/2026	$—	$—	$—	$—
	12/31/2025	$241,913	$7,405,660	$—	$—

*	Ordinary income distributions for federal income tax purposes includes distributions from net investment income and short-term capital gains.

The difference between book and tax basis cost of investments is attributable primarily to wash sales, passive foreign investment companies and tax treatment of certain other investments.

As of June 30, 2026, net unrealized appreciation (depreciation) on investments based on federal tax cost was as follows:

	Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Growth Fund	Segall Bryant & Hamill Small Cap Core Fund	Segall Bryant & Hamill All Cap Fund
Tax cost of portfolio investments	$314,961,415	$241,479,432	$72,134,848	$24,607,444
Gross unrealized appreciation	139,340,580	100,411,517	40,833,654	22,971,632
Gross unrealized depreciation	(16,865,690)	(14,483,871)	(3,711,178)	(493,652)
Net unrealized appreciation (depreciation) on portfolio investments	$122,474,890	$85,927,646	$37,122,476	$22,477,980

	Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill International Small Cap Fund	Segall Bryant & Hamill International Equity Fund	Segall Bryant & Hamill Global All Cap Fund
Tax cost of portfolio investments	$70,203,085	$67,489,359	$12,414,446	$21,891,545
Gross unrealized appreciation	44,677,421	15,514,942	2,595,877	15,640,974
Gross unrealized depreciation	(7,474,756)	(4,761,095)	(637,068)	(554,137)
Net unrealized appreciation (depreciation) on portfolio investments	$37,202,665	$10,753,847	$1,958,809	$15,086,837

96	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2026 (Unaudited)

	Segall Bryant & Hamill Plus Bond Fund	Segall Bryant & Hamill Quality High Yield Fund	Segall Bryant & Hamill Municipal Opportunities Fund	Segall Bryant & Hamill Colorado Tax Free Fund
Tax cost of portfolio investments	$750,258,994	$60,515,873	$190,909,626	$314,951,163
Gross unrealized appreciation	7,309,976	297,254	2,038,118	2,096,469
Gross unrealized depreciation	(28,296,915)	(1,985,603)	(2,408,730)	(3,809,562)
Net unrealized appreciation (depreciation) on portfolio investments	$(20,986,939)	$(1,688,349)	$(370,612)	$(1,713,093)

	Barrett Growth Fund	Barrett Opportunity Fund
Tax cost of portfolio investments	$4,901,100	$2,802,566
Gross unrealized appreciation	16,903,783	19,970,105
Gross unrealized depreciation	(31,085)	(55,035)
Net unrealized appreciation (depreciation) on portfolio investments	$16,872,698	$19,915,070

The difference between book and tax basis cost of investments is attributable primarily to wash sales, passive foreign investment companies and tax treatment of certain other investments.

As of December 31, 2025 the components of distributable earnings (deficit) on a tax basis were as follows:

	Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Growth Fund	Segall Bryant & Hamill Small Cap Core Fund	Segall Bryant & Hamill All Cap Fund
Undistributed ordinary income	$460,810	$—	$—	$2,033
Undistributed long term capital gains	11,439,504	—	418,001	3,318,206
Accumulated capital and other losses	(12,174,953)	(30,212,677)	(4,034)	(11,572)
Net unrealized appreciation (depreciation) on investments	83,750,699	49,840,999	20,289,675	35,249,780
Total accumulated earnings (deficit)	$83,476,060	$19,628,322	$20,703,642	$38,558,447

	Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill International Small Cap Fund	Segall Bryant & Hamill International Equity Fund	Segall Bryant & Hamill Global All Cap Fund
Undistributed ordinary income	$53,637	$223,196	$134,492	$9,414
Undistributed long term capital gains	984,024	—	46,355	586,835
Accumulated capital and other losses	(3,820)	(63,450,054)	—	(27,936)
Net unrealized appreciation (depreciation) on investments	23,007,212	17,932,075	1,765,141	12,093,804
Net unrealized appreciation (depreciation) on foreign currency	126	24,395	477	7,522
Total accumulated earnings (deficit)	$24,041,179	$(45,270,388)	$1,946,465	$12,669,639

	Segall Bryant & Hamill Plus Bond Fund	Segall Bryant & Hamill Quality High Yield Fund	Segall Bryant & Hamill Municipal Opportunities Fund	Segall Bryant & Hamill Colorado Tax Free Fund
Undistributed tax-exempt income	$—	$—	$2,844	$2,838
Undistributed ordinary income	13,841	1,587	—	—
Accumulated capital and other losses	(76,599,989)	(11,415,421)	(31,845,792)	(55,120,307)
Net unrealized appreciation (depreciation) on investments	(12,918,988)	(414,067)	(650,040)	(3,492,452)
Total accumulated earnings (deficit)	$(89,505,136)	$(11,827,901)	$(32,492,988)	$(58,609,921)

Financial Statements | June 30, 2026 |	97

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2026 (Unaudited)

	Barrett Growth Fund	Barrett Opportunity Fund
Undistributed long term capital gains	$110,957	$1,812,986
Net unrealized appreciation (depreciation) on investments	19,041,804	20,846,269
Total accumulated earnings (deficit)	$19,152,761	$22,659,255

Included in accumulated capital and other losses are other Temporary Differences primarily related to deferred Trustee compensation.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2025, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Segall Bryant & Hamill Small Cap Value Fund	$7,424,296	$4,641,984
Segall Bryant & Hamill Small Cap Growth Fund	30,161,241	—
Segall Bryant & Hamill International Small Cap Fund	63,440,043	—
Segall Bryant & Hamill Plus Bond Fund	14,930,787	61,349,962
Segall Bryant & Hamill Quality High Yield Fund	403,991	10,975,127
Segall Bryant & Hamill Municipal Opportunities Fund	15,826,190	16,002,283
Segall Bryant & Hamill Colorado Tax Free Fund	14,206,673	40,850,640

*	As a result of a prior year acquisition, all Segall Bryant & Hamill Small Cap Value Fund’s capital loss carryforward balances acquired in the acquisition are eligible to offset future realized capital gains, subject to IRC Section 382 annual limitation of $242,622.

The Funds recharacterize distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.

As a result of several court cases in certain countries across the European Union (“EU”), some Funds may file European tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. If any such reclaims are received, they are reflected as tax reclaims received in the Statements of Operations, and related receivables, if any, are reflected within foreign tax reclaims receivable in the Statements of Assets and Liabilities. If the associated cash is received, the Funds will follow, for tax purposes, IRS guidance in Notice 2016-10 and reduce the current year foreign taxes paid by the amount of the refund. When uncertainty exists as to the ultimate resolution of these proceedings and the likelihood of receipt of these EU reclaims, no amounts are reflected in the financial statements.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statements of Operations. During the six months ended June 30, 2026, the Funds did not incur any interest or penalties, and there were no federal, state, or local income taxes or income taxes in foreign jurisdictions paid by the Funds.

6. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into an advisory agreement with the Adviser for all Funds. The advisory agreement has been approved by the Trust’s Board of Trustees.

Pursuant to its advisory agreement with the Trust, the Adviser is entitled to investment advisory fees, based on the average net assets of each Fund, computed daily and payable monthly as shown in the table below.

Fund
Segall Bryant & Hamill Small Cap Value Fund	$1,637,078	0.80%
Segall Bryant & Hamill Small Cap Growth Fund	1,015,687	0.65%
Segall Bryant & Hamill Small Cap Core Fund	407,323	0.80%
Segall Bryant & Hamill All Cap Fund	179,036	0.65%
Segall Bryant & Hamill Emerging Markets Fund	444,797	0.75	%(a)
Segall Bryant & Hamill International Small Cap Fund	377,035	0.90%
Segall Bryant & Hamill International Equity Fund	54,188	0.75%
Segall Bryant & Hamill Global All Cap Fund	113,212	0.65%
Segall Bryant & Hamill Plus Bond Fund	1,271,875	0.35%

98	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2026 (Unaudited)

Fund
Segall Bryant & Hamill Quality High Yield Fund	$140,494	0.45%
Segall Bryant & Hamill Municipal Opportunities Fund	331,536	0.35%
Segall Bryant & Hamill Colorado Tax Free Fund	547,730	0.35%
Barrett Growth Fund	75,955	0.65%
Barrett Opportunity Fund	74,483	0.65%

(a)	Investment advisory fee rate for Segall Bryant & Hamill Emerging Markets Fund is 0.75% effective June 30, 2026. Prior to that date, the rate was 0.90%.

Ultimus Fund Solutions LLC (“Ultimus”) and the Adviser serve as the Funds’ co-administrators (“Co-Administrators”). Ultimus and the Adviser are entitled to receive a total fee from each Fund for their administrative services computed daily and payable monthly based on the average net assets of the Trust. The Adviser receives a portion that is calculated based on 0.01% on the average daily net assets of the Trust.

The administrative fees are allocated to each Fund based upon the Fund’s relative proportion of the Trust’s net assets, subject to certain minimums, and are disclosed in the Statements of Operations. During the six months ended June 30, 2026, the Adviser and Ultimus received $122,446 and $381,102, respectively, for their services to the Funds.

Shareholder servicing agents provide non-distribution administrative and support services to their customers, which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Funds on behalf of shareholders, forwarding communications from the Funds, providing sub-accounting with respect to Fund shares, and other similar services. The Retail Class of each Fund and shares of Barrett Growth Fund and Barrett Opportunity Fund, may pay a fee at an annual rate of up to 0.25% of its average daily net assets to shareholder servicing agents and the Institutional Class of each Fund may pay a fee at an annual rate of up to 0.10% of its average daily net assets to shareholder servicing agents. These fees are included in Shareholder Servicing Fees on the Statements of Operations.

The Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in-kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expense to average net assets as reported in each Fund’s Financial Highlights will be no more than the amounts as detailed below and are not subject to recapture in future periods:

Fund	Retail Class	Institutional Class	Adviser has agreed to waive until at least the date listed
Segall Bryant & Hamill Small Cap Value Fund	1.14%	0.99%	April 30,2027
Segall Bryant & Hamill Small Cap Growth Fund	1.14%	0.99%	April 30,2027
Segall Bryant & Hamill Small Cap Core Fund	1.14%	0.99%	April 30,2027
Segall Bryant & Hamill All Cap Fund	0.99%	0.84%	April 30,2027
Segall Bryant & Hamill Emerging Markets Fund	0.99%	0.84%	April 30,2028	*
Segall Bryant & Hamill International Small Cap Fund	1.18%	1.03%	April 30,2027
Segall Bryant & Hamill International Equity Fund	0.99%	0.84%	April 30,2027
Segall Bryant & Hamill Global All Cap Fund	0.89%	0.74%	April 30,2027
Segall Bryant & Hamill Plus Bond Fund	0.55%	0.40%	April 30,2027
Segall Bryant & Hamill Quality High Yield Fund	0.85%	0.70%	April 30,2027
Segall Bryant & Hamill Municipal Opportunities Fund	0.65%	0.50%	April 30,2027
Segall Bryant & Hamill Colorado Tax Free Fund	0.65%	0.50%	April 30,2027
Barrett Growth Fund	0.99%	—	April 30,2027
Barrett Opportunity Fund	0.99%	—	April 30,2027

*	Prior to June 30, 2026, under the terms of the Previous Expense Limitation Agreement, the Adviser agreed to waive its management fees and/or reimburse the Emerging Markets Fund expenses to ensure total annual operating expenses did not exceed 1.14% and 0.99% for the Retail Class and Institutional Class, respectively.

The Adviser has agreed to voluntarily waive fees in certain classes as necessary so that waivers of common expenses are consistent between classes in the same Fund.

Ultimus, pursuant to a Transfer Agency Agreement, serves as Transfer Agent for each of the Funds. As Transfer Agent, Ultimus has, among other things, agreed to: (a) issue and redeem shares of the Funds; (b) make dividend and other distributions to shareholders of the Funds; (c) effect transfers of shares; (d) mail communications to shareholders of the Funds, including account statements, confirmations, and dividend

Financial Statements | June 30, 2026 |	99

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2026 (Unaudited)

and distribution notices; (e) facilitate the electronic delivery of shareholder statements and reports and (f) maintain shareholder accounts. Under the Transfer Agency Agreement, Ultimus receives from the Trust an annual minimum fee per Fund, a fee based upon each shareholder account and is reimbursed for out-of-pocket expenses.

Certain officers of the Funds are also officers of the Adviser and Ultimus. All access persons of the Trust, as defined in the 1940 Act, and officers and employees of the Adviser, follow strict guidelines and policies on personal trading as outlined in the Trust’s and the Adviser’s respective Code of Ethics.

The Trust has appointed a Chief Compliance Officer who is an employee of the Adviser. The Trust agreed to have the Funds pay the portion of his compensation attributable for services rendered as the Trust’s Chief Compliance Officer.

The Trust has a Trustee Deferred Compensation Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees. Under the Deferral Plan, Trustee fees are paid and invested directly into shares of the Funds elected by the Trustees in the Deferral Plan. There is no future liability related to the balance in the Deferral Plan as such amounts are paid directly out of the respective capital accounts of the elected Funds. The amount paid to the Trustees under the Deferral Plan will be determined based upon the performance of the elected funds. The balance in the Deferral Plan as of June 30, 2026 is $1,317,085.

7. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuation measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

1)	Level 1 – Unadjusted Quoted Prices in active markets for identical investments

2)	Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

3)	Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of each Fund’s investments and other financial instruments (if any) and the inputs used to value the investments and other financial instruments as of June 30, 2026:

Segall Bryant & Hamill Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$437,436,305	$—	$—	$437,436,305
Total	$437,436,305	$—	$—	$437,436,305

Segall Bryant & Hamill Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$327,407,078	$—	$—	$327,407,078
Total	$327,407,078	$—	$—	$327,407,078

Segall Bryant & Hamill Small Cap Core Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$109,257,324	$—	$—	$109,257,324
Total	$109,257,324	$—	$—	$109,257,324

Segall Bryant & Hamill All Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$47,085,424	$—	$—	$47,085,424
Total	$47,085,424	$—	$—	$47,085,424

100	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2026 (Unaudited)

Segall Bryant & Hamill Emerging Markets Fund	Level 1	Level 2		Level 3		Total
Common Stocks	$27,830,027	$77,274,606	(a)	$0	*	$105,104,633
Preferred Stocks	1,301,421	1,380,739	(a)	0	*	2,682,160
Right	—	1,759		—		1,759
Warrant	405	—		—		405
Total	$29,131,853	$78,657,104		$0	*	$107,788,957

Segall Bryant & Hamill International Small Cap Fund	Level 1	Level 2		Level 3		Total
Common Stocks	$9,370,378	$67,939,762	(a)	$0	*	$77,310,140
Preferred Stocks	—	933,067		—		933,067
Total	$9,370,378	$68,872,829		$0	*	$78,243,207

Segall Bryant & Hamill International Equity Fund	Level 1	Level 2		Level 3		Total
Common Stocks	$1,004,230	$13,311,982	(a)	$0	*	$14,316,212
Preferred Stocks	—	57,043	(a)	—		57,043
Total	$1,004,230	$13,369,025		$0	*	$14,373,255

Segall Bryant & Hamill Global All Cap Fund	Level 1	Level 2		Level 3	Total
Common Stocks	$27,453,486	$9,524,895	(a)	$—	$36,978,381
Total	$27,453,486	$9,524,895		$—	$36,978,381

Segall Bryant & Hamill Plus Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$275,245,609	$—	$275,245,609
Municipal Bonds	—	14,451,236	—	14,451,236
Asset Backed Securities	—	14,773,224	—	14,773,224
Mortgage-Backed Securities Passthrough	—	218,871,732	—	218,871,732
U.S. Treasury Bonds & Notes	—	205,930,254	—	205,930,254
Total	$—	$729,272,055	$—	$729,272,055

Segall Bryant & Hamill Quality High Yield Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$59,675,787	$—	$59,675,787
Total	$—	$59,675,787	$—	$59,675,787

Segall Bryant & Hamill Municipal Opportunities Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$164,159,411	$—	$164,159,411
Corporate Bonds	—	8,381,400	—	8,381,400
U.S. Treasury Bonds & Notes	—	17,998,203	—	17,998,203
Total	$—	$190,539,014	$—	$190,539,014

Segall Bryant & Hamill Colorado Tax Free Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$290,896,566	$—	$290,896,566
U.S. Treasury Bonds & Notes	—	22,341,504	—	22,341,504
Total	$—	$313,238,070	$—	$313,238,070

Barrett Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$21,773,798	$—	$—	$21,773,798
Total	$21,773,798	$—	$—	$21,773,798

Financial Statements | June 30, 2026 |	101

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2026 (Unaudited)

Barrett Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$22,717,636	$—	$—	$22,717,636
Total	$22,717,636	$—	$—	$22,717,636

(a)	With respect to foreign equity securities that are principally traded on a market outside the United States, the Adviser has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.
*	Includes securities that have been fair valued at $0.

During the six months ended June 30, 2026, the Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, and Segall Bryant & Hamill International Equity Fund held common stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0, $0 and $0, respectively. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Funds in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia and restrictions on certain securities due to partial ownership by Russian oligarchs. As a result, management made the decision to value all Russian securities at zero.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair value measurements using significant other observable inputs (Level 2), the valuation designee utilizes an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

Corporate bonds, Municipal bonds and U.S. Treasury bonds & notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Forward foreign currency contracts are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services.

In the event the independent pricing service is unable to provide an evaluated price for a security or the valuation designee believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above in Note 2. The valuation designee may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2026 (Unaudited)

8. PURCHASES AND SALES OF INVESTMENTS

Investment transactions for the six months ended June 30, 2026 excluding in-kind redemptions (See Note 2), long-term U.S. government securities and short-term investments were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Segall Bryant & Hamill Small Cap Value Fund	$130,640,434	$159,120,454
Segall Bryant & Hamill Small Cap Growth Fund	87,274,945	132,997,140
Segall Bryant & Hamill Small Cap Core Fund	17,753,540	22,900,021
Segall Bryant & Hamill All Cap Fund	11,016,318	45,566,996
Segall Bryant & Hamill Emerging Markets Fund	56,878,815	59,898,573
Segall Bryant & Hamill International Small Cap Fund	44,764,652	54,961,078
Segall Bryant & Hamill International Equity Fund	7,626,234	8,896,555
Segall Bryant & Hamill Global All Cap Fund	5,596,244	7,042,118
Segall Bryant & Hamill Plus Bond Fund	19,705,296	17,792,284
Segall Bryant & Hamill Quality High Yield Fund	6,778,454	10,084,518
Segall Bryant & Hamill Municipal Opportunities Fund	80,995,661	79,396,465
Segall Bryant & Hamill Colorado Tax Free Fund	71,662,232	62,403,638
Barrett Growth Fund	1,086,864	3,571,894
Barrett Opportunity Fund	570,191	1,991,523

Fund	Purchase of Long Term U.S. Government Obligations	Proceeds from Sales of Long Term U.S. Government Obligations
Segall Bryant & Hamill Plus Bond Fund	$123,071,222	$87,395,412
Segall Bryant & Hamill Municipal Opportunities Fund	35,085,117	46,249,277
Segall Bryant & Hamill Colorado Tax Free Fund	48,021,260	54,251,719

9. BORROWING COSTS

From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs the Funds will incur borrowing costs charged by the custodian. Borrowing costs for each Fund, if any, for the six months ended June 30, 2026 can be found on the Statements of Operations.

10. INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

11. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

12. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events exist.

Financial Statements | June 30, 2026 |	103

Segall Bryant & Hamill Funds	Additional Information
June 30, 2026 (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

For the six months ended June 30, 2026, the total Trustee fees paid for the Trust is $191,021. Refer to the Statement of Operations for the Chief Compliance Officer fees included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

104	| www.cisbh.com/funds

Segall Bryant & Hamill Trustees and Officers (as of August 19, 2026):

Janice M. Teague, Chair

Thomas J. Abood, Trustee

Kathryn A. Burns, Trustee

John A. DeTore, Trustee

Rick A. Pederson, Trustee

James A. Smith, Trustee

Carolyn B. Goldhaber, President

Jasper R. Frontz, Chief Compliance Officer

Jennifer L. Leamer, Treasurer

Daniel Bauer, Asst. Treasurer

Maggie Bull, Secretary

FOR MORE INFORMATION ABOUT SEGALL BRYANT & HAMILL FUNDS, PLEASE CONTACT:

Segall Bryant & Hamill Funds | 225 Pictoria Drive, Suite 450 | Cincinnati, Ohio 45246
Individual Investors: (800) 392-2673 | Financial Advisors: (800) 734-9738 | www.cisbh.com/funds

This report has been prepared for Segall Bryant & Hamill Funds shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Funds distributed by Ultimus Fund Distributors, LLC

Segall Bryant & Hamill Select Equity ETF

(Ticker Symbol: USSE)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION
June 30, 2026

Financial Statements | June 30, 2026 |

Segall Bryant & Hamill Select Equity ETF	Statement of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.4%
Communication Services — 7.0%
Media & Entertainment — 7.0%
Alphabet, Inc. - Class C	70,424	$24,882,912

Consumer Discretionary — 5.5%
Consumer Discretionary Distribution & Retail — 5.5%
Amazon.com, Inc. (a)	82,805	19,735,744

Energy — 3.4%
Energy — 3.4%
Suncor Energy, Inc. (Canada)	229,153	12,300,933

Financials — 13.1%
Banks — 4.3%
JPMorgan Chase & Co.	46,817	15,324,608

Financial Services — 4.3%
Visa, Inc. - Class A	45,244	15,522,764

Insurance — 4.5%
Globe Life, Inc.	90,506	16,171,612

Health Care — 4.5%
Pharmaceuticals, Biotechnology & Life Sciences — 4.5%
Eli Lilly & Co.	13,511	16,205,499

Industrials — 11.9%
Capital Goods — 11.9%
ATI, Inc. (a)	123,530	24,347,763
Quanta Services, Inc.	25,406	18,293,336
		42,641,099
Information Technology — 53.0%
Semiconductors & Semiconductor Equipment — 22.9%
Analog Devices, Inc.	31,579	12,542,231
MACOM Technology Solutions Holdings, Inc. (a)	41,210	15,675,048
Marvell Technology, Inc.	56,879	16,943,685
Monolithic Power Systems, Inc.	10,231	14,142,925
NVIDIA Corp.	114,406	22,891,497
		82,195,386

	Shares	Value
Information Technology (Continued)
Software & Services — 12.3%
Microsoft Corp.	51,760	$19,307,515
Palo Alto Networks, Inc. (a)	72,823	24,834,100
		44,141,615
Technology Hardware & Equipment — 17.8%
Amphenol Corp. - Class A	83,066	14,646,197
Apple, Inc.	58,747	16,999,032
Arista Networks, Inc. (a)	104,042	17,674,655
Motorola Solutions, Inc.	35,107	14,579,586
		63,899,470
Investments at Value — 98.4% (Cost $287,158,363)		$353,021,642

Other Assets in Excess of Liabilities — 1.6%		5,843,210

Net Assets — 100.0%		$358,864,852

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of Segall Bryant & Hamill, LLC (the “Adviser”), the adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

1	| www.cisbh.com/funds/etf

Segall Bryant & Hamill Select Equity ETF	Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

Assets
Investments, at cost	$287,158,363
Investments, at value	$353,021,642
Cash equivalents (Note 2)	5,989,580
Dividends and interest receivable	37,011
Reclaims receivable	17,821
Other assets	2,468
Total assets	359,068,522

Liabilities
Payable to Adviser (Note 6)	158,490
Payable to third party administrator (Note 6)	12,635
Accrued chief compliance officer fees (Note 6)	1,667
Accrued Trustees’ fees and expenses (Note 6)	6,250
Other accrued expenses	24,628
Total liabilities	203,670
Net Assets	$358,864,852

Contingencies and Commitments (Note 11)	—

Net Assets Consist of:
Paid-in capital	$297,167,042
Accumulated earnings	61,697,810
Net Assets	$358,864,852

Shares of Beneficial Interest Outstanding (Unlimited Number of Shares Authorized, No Par Value)	8,900,000

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)	$40.32

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	2

Segall Bryant & Hamill Select Equity ETF	Statement of Operations
For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income
Dividend income	$992,337
Interest income	66,678
Foreign taxes withheld	(36,731)
Tax reclaims received	9,318
Total Income	1,031,602

Expenses
Management fees (Note 6)	866,659
Administration fees (Note 6)	70,143
Trustees’ fees and expenses (Note 6)	21,093
Shareholder reporting expenses	17,566
Audit and tax preparation fees	9,181
Legal fees	9,063
Custodian fees	5,777
Chief compliance officer fees (Note 6)	5,000
Transfer agent fees (Note 6)	5,000
Registration and filing fees	4,202
Independent pricing servicing fees	1,659
Other	32,493
Total expenses before waivers/reimbursements	1,047,836
Expenses waived by Advisor	(22,360)
Net expenses	1,025,476
Net Investment Income (Loss)	6,126

Realized and Unrealized Gains (Losses) on Investments and Foreign Currencies
Net realized gains (losses) on investments and foreign currency transactions	965,069
Net realized gains (losses) on in-kind transactions (Note 9)	3,120,542
Net change in unrealized appreciation (depreciation) on investments	56,730,369
Net Realized and Unrealized Gains (Losses)	60,815,980
Net Increase (Decrease) in Net Assets Resulting From Operations	$60,822,106

See Notes to Financial Statements.

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Segall Bryant & Hamill Select Equity ETF	Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income (loss)	$6,126	$59,570
Net realized gains (losses)	4,085,611	37,136,944
Change in unrealized appreciation (depreciation)	56,730,369	(30,675,303)
Net increase (decrease) in net assets resulting from operations	60,822,106	6,521,211

Beneficial Interest Transactions (Note 4)
Shares sold	31,461,217	161,929,670
Cost of shares redeemed	(17,187,078)	(142,417,360)
Net increase (decrease) resulting from beneficial interest transactions	14,274,139	19,512,310
Total net increase (decrease) in net assets	75,096,245	26,033,521

Net Assets
Beginning of period	283,768,607	257,735,086
End of period	$358,864,852	$283,768,607

See Notes to Financial Statements.

Financial Statements | June 30, 2026 |	4

Segall Bryant & Hamill Select Equity ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024	Period Ended December 31, 2023(a)
Net asset value, beginning of period	$33.58		$32.79		$26.36	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.00	(c)	0.01		0.07	0.10
Net realized and unrealized gains (losses) on investments and foreign currencies	6.74		0.78		6.40	1.28
Total from investment operations	6.74		0.79		6.47	1.38

Variable transaction fees (Note 7)(b)	0.00	(c)	0.00	(c)	0.00 (c)	0.01

Less dividends and distributions:
Distributions from net investment income	—		—		(0.04)	(0.03)
Net asset value, end of period	$40.32		$33.58		$32.79	$26.36
Market price, end of period	$40.35		$33.60		$32.78	$26.36

Total Return	20.07	%(d)	2.41%		24.53%	5.57	%(d)
Total Return at Market(e)	20.09	%(d)	2.50%		24.49%	5.57	%(d)

Ratios and Supplemental Data
Net assets, end of period (in 000’s)	$358,865		$283,769		$257,735	$56,676

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.65	%(f)	0.65%		0.65%	0.65	%(f)
Without fee waivers/reimbursements	0.66	%(f)	0.67%		0.71%	1.81	%(f)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.00	%(f)(g)	0.02%		0.24%	1.15	%(f)
Without fee waivers/reimbursements	(0.01	%)(f)	0.00	%(g)	0.18%	(0.01	%)(f)
Portfolio turnover rate (h)	59	%(d)	150%		90%	13	%(d)

(a)	Represents the period from the commencement of operations (August 29, 2023) through December 31, 2023.
(b)	Calculated using the average shares method.
(c)	Amount rounds to less than $0.01.
(d)	Total return and portfolio turnover are not annualized for periods less than one full year.
(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value.
(f)	Annualized.
(g)	Amount rounds to less than 0.01%.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See Notes to Financial Statements.

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Segall Bryant & Hamill Select Equity ETF	Notes to Financial Statements
June 30, 2026 (Unaudited)

1. ORGANIZATION

Segall Bryant & Hamill Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Segall Bryant & Hamill Select Equity ETF (the “Fund”) is represented by a single class of beneficial interest of the Trust, which is organized as a Massachusetts business trust. The Fund commenced operations on August 29, 2023. Other series of the Trust are not included in this report.

The Fund’s investment objective is long-term capital appreciation.

Shares are listed and traded on NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Shares trade in the secondary market at market prices that may differ from the shares’ NAV. Other than Authorized Participants, investors will not be able to purchase or redeem shares directly with or from the Fund. Instead, most investors will buy and sell shares in the secondary market through a broker.

The Fund is a non-diversified portfolio of the Trust for the purposes of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company for financial reporting purposes. The following policies are in conformity with accounting principles generally accepted in the United States of America for investment companies, under Accounting Standards Codification Topic 946 – Financial Services – Investment Companies.

Segment reporting - An operating segment is defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting Topic 820 “Improvements to Reportable Segment Disclosures” as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the management team of the Adviser. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM using the information presented in the financial statements and financial highlights.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities in the financial statements. The actual results could differ from those estimates.

Cash Equivalents – The Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight demand deposits with a branch of a pre-approved commercial bank. This fully automated program allows the Fund to earn interest on cash balances. As of June 30, 2026, the interest rate was 2.97%, and the cash equivalents balance reflected on the Statement of Assets and Liabilities represents the amount participating in the BBH CMS.

Investment Valuation – All securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the Prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Fund in the event that the NYSE does not open for business because of an emergency.

The Adviser is the Fund’s valuation designee responsible for carrying out pricing and valuation duties in accordance with the Adviser’s Valuation Procedures pursuant to Rule 2a-5 under the 1940 Act.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the valuation designee with procedures approved by the Trust’s Board of Trustees (the “Board”) as noted above. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Realized gains and losses on foreign currency transactions - Foreign currency gains and losses relating to dividend income and foreign taxes withheld are included in net realized gains (losses) on investments and foreign currency transactions. These amounts include gains and losses arising from the holding of currencies, foreign withholdings taxes, and dividend accruals and the difference between the amounts recorded on the books and the U.S. dollar equivalent amounts actually received or paid.

The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Financial Statements | June 30, 2026 |	6

Segall Bryant & Hamill Select Equity ETF	Notes to Financial Statements
June 30, 2026 (Unaudited)

Federal Income Taxes – No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

As of and during the six months ended June 30, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for the current and open years have incorporated no uncertain tax positions that require a provision for income taxes. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or penalties, and there were no federal, state, or local income taxes or material income taxes in foreign jurisdictions paid by the Fund.

Common Expenses – Expenses of the Trust not attributable solely to a specific fund of the Trust are allocated among the funds based on the relative net assets of the funds or based on the nature of the expense and its relative applicability to the funds.

Security Transactions and Related Investment Income – For financial reporting purposes, the Fund’s investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, included in dividend income, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, net of reclaims, and foreign capital gains taxes, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates. Interest income is accrued as earned. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

3. CERTAIN INVESTMENTS AND ASSOCIATED RISKS

For information regarding the risks associated with investments in the Fund, see the Fund’s Prospectus and Statement of Additional Information.

4. SHARES OF BENEFICIAL INTEREST

On June 30, 2026 there was an unlimited number of no par value shares of beneficial interest authorized for the Fund. Transactions in shares of beneficial interest were as follows:

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Shares Sold	910,000	4,760,000
Less Shares Redeemed	(460,000)	(4,170,000)
Net Increase (Decrease)	450,000	590,000

5. TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

Distributions – The Fund will distribute any net investment income and any net capital gains, if any, at least annually typically during the month of December. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. The Fund may make additional distributions if it deems it desirable at another time during the year.

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Segall Bryant & Hamill Select Equity ETF	Notes to Financial Statements
June 30, 2026 (Unaudited)

The tax character of the distributions paid during the periods ended June 30, 2026 and December 31, 2025 is as follows:

Period Ended	Ordinary Income*	Return of Capital	Long-Term Capital Gains
6/30/2026	$—	$—	$—
12/31/2025	$—	$—	$—

*	Ordinary income distributions for federal income tax purposes includes distributions from net investment income and short-term capital gains.

As of June 30, 2026, net unrealized appreciation (depreciation) on investments based on federal tax cost was as follows:

Tax cost of portfolio investments	$287,369,970
Gross unrealized appreciation	72,954,908
Gross unrealized depreciation	(7,303,236)
Net unrealized appreciation (depreciation) on portfolio investments	$65,651,672

The difference between book and tax differences is attributable primarily to wash sales.

As of December 31, 2025 the components of distributable earnings on a tax basis was as follows:

Undistributed ordinary income	$2,470
Accumulated capital and other losses	(4,927,527)
Net unrealized appreciation (depreciation) on investments	8,921,303
Distributable earnings	$3,996,246

Under current law, capital losses maintain character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2025, the following amounts are available as carry forwards to offset net capital gains realized in the current and future tax years:

Short-Term	Long-Term
$ 4,927,527	$—

The Fund recharacterizes distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.

6. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into an advisory agreement with the Adviser for the Fund. The advisory agreement has been approved by the Board.

Pursuant to its advisory agreement with the Trust, the Adviser is entitled to management fees, based on the average net assets of the Fund, computed daily and payable monthly at the annual rate of 0.55% of average daily net assets.

Ultimus Fund Solutions LLC (“Ultimus”) and the Adviser serve as the Fund’s co-administrators (“Co-Administrators”). Ultimus and the Adviser are entitled to receive a total fee from the Fund for their administrative services computed daily and payable monthly based on the average net assets of the Trust. The Adviser receives a portion that is calculated based on 0.01% on the average daily net assets of the Trust.

The administrative fees are allocated to the Fund based upon the Fund’s relative proportion of the Trust’s net assets, subject to certain minimums, and are disclosed in the Statement of Operations. During the six months ended June 30, 2026, the Adviser and Ultimus received $15,758 and $54,385, respectively, for their services to the Fund.

Until at least April 30, 2027, the Adviser has contractually agreed to waive the management and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in kind processing fees, brokerage expenses, class action reclaim fees, tax reclaim fees and extraordinary expenses), so that the ratio of expense to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.65%. These amounts are not subject to recapture in future periods. During the six months ended June 30, 2026, the Adviser waived $22,360 of its management fees.

Financial Statements | June 30, 2026 |	8

Segall Bryant & Hamill Select Equity ETF	Notes to Financial Statements
June 30, 2026 (Unaudited)

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser for acting as principal underwriter.

Certain officers of the Fund are also officers of the Adviser and Ultimus.

The Trust has appointed a Chief Compliance Officer who is also an employee of the Adviser. The Trust has agreed to have the Fund pay the portion of his compensation attributable for services rendered as the Trust’s Chief Compliance Officer.

The Trust has a Trustee Deferred Compensation Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees. Under the Deferral Plan, Trustee fees are paid and invested directly into shares of funds that are series of the Trust that are elected by the Trustees in the Deferral Plan. There is no future liability related to the balance in the Deferral Plan as such amounts are paid directly out of the respective capital accounts of the elected funds. The amount paid to the Trustees under the Deferral Plan will be determined based upon the performance of the elected funds. The balance in the Deferral Plan for the Trust as a whole as of June 30, 2026 is $1,317,085.

7. CAPITAL SHARES TRANSACTIONS

The Fund issues and redeems shares at net asset value per share (“NAV”) only in large blocks known as “Creation Units” of 10,000 shares. Only Authorized Participants (“APs”) or transactions done through an AP are permitted to purchase or redeem Creation Units from the Fund. An AP is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, where Creation Units are issued in exchange for a basket of securities with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances. Realized gains (losses) resulting from in-kind redemption of shares, if any, are reflected separately on the Statement of Operations.

The Fund charges APs standard creation and redemption transaction fees (“Transaction Fees”) to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation transaction fee is charged to the AP on the day such AP creates a Creation Unit and is the same regardless of the number of Creation Units purchased by the AP on the applicable business day. Similarly, the standard redemption transaction fee is charged to the AP on the day such AP redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the AP on the applicable business day.

Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs). For the six months ended June 30, 2026, the Fund received $7,500 in transaction fees.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$ 250	2.00%

*	As a percentage of the amount invested.

8. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuation measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

1)	Level 1 – Unadjusted Quoted Prices in active markets for identical investments

9	| www.cisbh.com/funds/etf

Segall Bryant & Hamill Select Equity ETF	Notes to Financial Statements
June 30, 2026 (Unaudited)

2)	Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

3)	Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the Fund’s investments and other financial instruments (if any) and the inputs used to value the investments and other financial instruments as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Common Stocks	$353,021,642	$—	$—	$353,021,642
Total	$353,021,642	$—	$—	$353,021,642

The Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended June 30, 2026.

9. PURCHASES AND SALES OF INVESTMENTS

During the six months ended June 30, 2026, cost of purchases and proceeds from sales of investment securities, other than in-kind transactions and short-term investments, were $186,186,035 and $187,141,309, respectively. Purchases and sales of in-kind transactions for the six months ended June 30, 2026 were $30,922,361 and $16,926,637, respectively. There were realized gains of $3,120,542 from in-kind transactions during the six months ended June 30, 2026.

10. INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated.

11. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

12. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events exist.

Financial Statements | June 30, 2026 |	10

Segall Bryant & Hamill Select Equity ETF	Additional Information
June 30, 2026 (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

For the six months ended June 30, 2026, the total Trustee fees paid for the Trust is $191,021. Refer to the Statement of Operations for the Chief Compliance Officer fees included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

11	| www.cisbh.com/funds/etf

Segall Bryant & Hamill Trustees and Officers (as of August 19, 2026):

Janice M. Teague, Chair

Thomas J. Abood, Trustee

Kathryn A. Burns, Trustee

John A. DeTore, Trustee

Rick A. Pederson, Trustee

James A. Smith, Trustee

Carolyn B. Goldhaber, President

Jasper R. Frontz, Chief Compliance Officer

Jennifer L. Leamer, Treasurer

Daniel Bauer, Asst. Treasurer

Maggie Bull, Secretary

FOR MORE INFORMATION ABOUT SEGALL BRYANT & HAMILL SELECT EQUITY ETF, PLEASE CONTACT:

Segall Bryant & Hamill Funds | 225 Pictoria Drive, Suite 450 | Cincinnati, Ohio 45246
Individual Investors: (800) 836-4265 | Financial Advisors: (800) 734-9738 | www.cisbh.com/funds/etfs

This report has been prepared for Segall Bryant & Hamill Select Equity ETF shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

The Fund is distributed by Northern Lights Distributors, LLC

(b) Included in Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included in Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7(a).

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7(a).

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEGALL BRYANT & HAMILL TRUST

By (Signature and Title)*		/s/ Carolyn B. Goldhaber
Carolyn B. Goldhaber, President/Principal Executive Officer
Date	September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Carolyn B. Goldhaber
Carolyn B. Goldhaber, President/Principal Executive Officer

Date	September 8, 2026

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer/Principal Financial Officer

Date	September 8, 2026

* Print the name and title of each signing officer under his or her signature.